UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3114

Fidelity Select Portfolios
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2003

Item 1. Reports to Stockholders

Fidelity®

Select

Portfolios®

Air Transportation

Automotive

Banking

Biotechnology

Brokerage and Investment Management

Business Services and Outsourcing

Chemicals

Computers

Construction and Housing

Consumer Industries

Cyclical Industries

Defense and Aerospace

Developing Communications

Electronics

Energy

Energy Service

Environmental

Financial Services

Food and Agriculture

Gold

Health Care

Home Finance

Industrial Equipment

Industrial Materials

Insurance

Leisure

Medical Delivery

Medical Equipment and Systems

Money Market

Multimedia

Natural Gas

Natural Resources

Networking and Infrastructure

Paper and Forest Products

Pharmaceuticals

Retailing

Software and Computer Services

Technology

Telecommunications

Transportation

Utilities Growth

Wireless

Semiannual Report

August 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Fund Updates*
Consumer Sector	<Click Here>	Consumer Industries
	<Click Here>	Food and Agriculture
	<Click Here>	Leisure
	<Click Here>	Multimedia
	<Click Here>	Retailing
Cyclicals Sector	<Click Here>	Air Transportation
	<Click Here>	Automotive
	<Click Here>	Chemicals
	<Click Here>	Construction and Housing
	<Click Here>	Cyclical Industries
	<Click Here>	Defense and Aerospace
	<Click Here>	Environmental
	<Click Here>	Industrial Equipment
	<Click Here>	Industrial Materials
	<Click Here>	Transportation
Financial Services Sector	<Click Here>	Banking
	<Click Here>	Brokerage and Investment Management
	<Click Here>	Financial Services
	<Click Here>	Home Finance
	<Click Here>	Insurance
Health Care Sector	<Click Here>	Biotechnology
	<Click Here>	Health Care
	<Click Here>	Medical Delivery
	<Click Here>	Medical Equipment and Systems
	<Click Here>	Pharmaceuticals
Natural Resources Sector	<Click Here>	Energy
	<Click Here>	Energy Service
	<Click Here>	Gold
	<Click Here>	Natural Gas
	<Click Here>	Natural Resources
	<Click Here>	Paper and Forest Products
Technology Sector	<Click Here>	Business Services and Outsourcing
	<Click Here>	Computers
	<Click Here>	Developing Communications
	<Click Here>	Electronics
	<Click Here>	Networking and Infrastructure
	<Click Here>	Software and Computer Services
	<Click Here>	Technology

* Fund updates for each Select Portfolio include: Investment Summary, Investments, and Financial Statements.

Semiannual Report

Utilities Sector	<Click Here>	Telecommunications
	<Click Here>	Utilities Growth
	<Click Here>	Wireless
	<Click Here>	Money Market
Notes to Financial Statements	<Click Here>	Notes to the Financial Statements

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Because of their narrow focus, sector funds tend to be more volatile than funds that diversify across many sectors and companies.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although money market funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in these funds.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Consumer Industries Portfolio

Investment Summary

Top Ten Stocks as of August 31, 2003
% of fund's net assets
The Coca-Cola Co.	8.5
Procter & Gamble Co.	6.4
AOL Time Warner, Inc.	5.0
Viacom, Inc. Class B (non-vtg.)	4.2
Wal-Mart Stores, Inc.	4.1
Walt Disney Co.	4.0
Home Depot, Inc.	3.1
Fox Entertainment Group, Inc. Class A	2.6
Colgate-Palmolive Co.	2.2
Staples, Inc.	2.2
42.3
Top Industries as of August 31, 2003
% of fund's net assets
Media	26.6%
Specialty Retail	13.4%
Beverages	9.9%
Household Products	9.0%
Food & Staples Retailing	8.5%
All Others*	32.6%

* Includes short-term investments and net other assets.

Semiannual Report

Consumer Industries Portfolio

Investments August 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value (Note 1)
AUTOMOBILES - 0.6%
Harley-Davidson, Inc.	3,800	$ 189,316
BEVERAGES - 9.9%
Anheuser-Busch Companies, Inc.	6,300	324,702
Coca-Cola Enterprises, Inc.	2,000	36,980
Coca-Cola Femsa SA de CV sponsored ADR (a)	3,800	82,270
The Coca-Cola Co.	61,700	2,685,183
TOTAL BEVERAGES		3,129,135
COMMERCIAL SERVICES & SUPPLIES - 1.8%
Aramark Corp. Class B (a)	4,700	117,500
Cendant Corp. (a)	100	1,798
Cintas Corp.	7,900	315,447
Manpower, Inc.	3,500	136,185
TOTAL COMMERCIAL SERVICES & SUPPLIES		570,930
FOOD & STAPLES RETAILING - 8.5%
CVS Corp.	17,400	567,240
Safeway, Inc. (a)	21,200	517,492
Sysco Corp.	8,900	279,994
Wal-Mart Stores, Inc.	21,700	1,283,989
Whole Foods Market, Inc. (a)	600	32,526
TOTAL FOOD & STAPLES RETAILING		2,681,241
FOOD PRODUCTS - 5.8%
Bunge Ltd.	5,200	157,352
ConAgra Foods, Inc.	6,300	138,600
Dean Foods Co. (a)	10,440	303,282
Fresh Del Monte Produce, Inc.	5,400	149,850
Green Mountain Coffee Roasters, Inc. (a)	8,600	169,764
Hershey Foods Corp.	2,100	146,790
McCormick & Co., Inc. (non-vtg.)	1,180	31,506
Smithfield Foods, Inc. (a)	9,000	182,250
Stake Technology Ltd. (a)	5,200	40,660
Tyson Foods, Inc. Class A	5,100	57,120
Unilever NV (NY Shares)	7,400	414,252
Wm. Wrigley Jr. Co.	700	37,135
TOTAL FOOD PRODUCTS		1,828,561
HOTELS, RESTAURANTS & LEISURE - 4.8%
Boyd Gaming Corp.	100	1,535
Brinker International, Inc. (a)	5,470	187,074
California Pizza Kitchen, Inc. (a)	550	9,625
Darden Restaurants, Inc.	8,000	174,400
International Speedway Corp. Class A	4,300	172,430
Marriott International, Inc. Class A	1,200	48,996
McDonald's Corp.	5,900	132,278
MGM MIRAGE (a)	1,900	68,894
Outback Steakhouse, Inc.	10,100	390,365

	Shares	Value (Note 1)
Royal Caribbean Cruises Ltd.	8,000	$ 249,200
Wendy's International, Inc.	2,670	84,239
TOTAL HOTELS, RESTAURANTS & LEISURE		1,519,036
HOUSEHOLD DURABLES - 0.1%
Whirlpool Corp.	600	41,748
HOUSEHOLD PRODUCTS - 9.0%
Colgate-Palmolive Co.	12,800	707,584
Kimberly-Clark Corp.	2,400	122,664
Procter & Gamble Co.	22,960	2,004,178
TOTAL HOUSEHOLD PRODUCTS		2,834,426
INTERNET & CATALOG RETAIL - 1.4%
Amazon.com, Inc. (a)	9,400	436,536
INTERNET SOFTWARE & SERVICES - 1.9%
LookSmart Ltd. (a)	45,400	147,550
Overture Services, Inc. (a)	6,500	162,045
Yahoo!, Inc. (a)	9,000	300,600
TOTAL INTERNET SOFTWARE & SERVICES		610,195
LEISURE EQUIPMENT & PRODUCTS - 0.6%
Mattel, Inc.	9,000	173,880
MEDIA - 26.6%
AMC Entertainment, Inc. (a)	14,000	163,100
AOL Time Warner, Inc. (a)	96,900	1,585,284
Clear Channel Communications, Inc.	8,238	371,699
Comcast Corp.:
Class A (a)	11,400	339,150
Class A (special) (a)	7,300	207,028
Cox Communications, Inc. Class A (a)	5,200	170,144
Dow Jones & Co., Inc.	5,900	250,573
E.W. Scripps Co. Class A	2,350	203,487
EchoStar Communications Corp. Class A (a)	2,600	95,940
Emmis Communications Corp. Class A (a)	100	2,145
Entercom Communications Corp. Class A (a)	100	5,033
Fox Entertainment Group, Inc. Class A (a)	26,200	827,396
Gannett Co., Inc.	3,000	235,260
Liberty Media Corp. Class A (a)	15,500	187,550
Meredith Corp.	4,300	203,906
Omnicom Group, Inc.	2,700	210,870
Regal Entertainment Group Class A	300	5,775
Univision Communications, Inc. Class A (a)	1,800	67,482
Viacom, Inc.:
Class A	1,600	71,984
Class B (non-vtg.)	29,228	1,315,260
Common Stocks - continued
	Shares	Value (Note 1)
MEDIA - CONTINUED
Walt Disney Co.	60,800	$ 1,246,400
Westwood One, Inc. (a)	19,900	638,790
TOTAL MEDIA		8,404,256
MULTILINE RETAIL - 4.0%
99 Cents Only Stores (a)	3,600	128,988
Big Lots, Inc. (a)	6,400	117,120
Dollar General Corp.	5,500	126,115
Dollar Tree Stores, Inc. (a)	4,880	191,442
Family Dollar Stores, Inc.	6,700	268,804
JCPenney Co., Inc.	5,800	123,076
Nordstrom, Inc.	3,000	78,210
Saks, Inc. (a)	2,100	26,439
Tuesday Morning Corp. (a)	5,800	200,796
TOTAL MULTILINE RETAIL		1,260,990
PERSONAL PRODUCTS - 2.7%
Avon Products, Inc.	7,300	467,930
Gillette Co.	11,500	373,290
TOTAL PERSONAL PRODUCTS		841,220
REAL ESTATE - 0.0%
Corrections Corp. of America (a)	28	644
SOFTWARE - 0.5%
Electronic Arts, Inc. (a)	1,800	161,550
SPECIALTY RETAIL - 13.4%
Best Buy Co., Inc. (a)	3,300	171,633
Big 5 Sporting Goods Corp. (a)	10,703	182,272
Borders Group, Inc. (a)	14,000	270,760
Circuit City Stores, Inc.	10,000	104,300
Finish Line, Inc. Class A (a)	14,700	398,517
Home Depot, Inc.	30,960	995,674
Hot Topic, Inc. (a)	100	3,566
Limited Brands, Inc.	5,900	100,064
Lowe's Companies, Inc.	5,940	325,868
Office Depot, Inc. (a)	3,900	71,136
PETCO Animal Supplies, Inc. (a)	6,900	221,490
PETsMART, Inc.	18,100	432,952
Staples, Inc. (a)	28,100	692,103
West Marine, Inc. (a)	12,800	271,104
TOTAL SPECIALTY RETAIL		4,241,439
TEXTILES APPAREL & LUXURY GOODS - 3.0%
Brown Shoe Co., Inc.	2,200	68,200
Kellwood Co.	5,100	186,201
Liz Claiborne, Inc.	5,500	189,585
NIKE, Inc. Class B	5,100	290,598
Oshkosh B'Gosh, Inc. Class A	1,800	43,362

	Shares	Value (Note 1)
Reebok International Ltd.	2,200	$ 73,590
Russell Corp.	4,600	88,688
TOTAL TEXTILES APPAREL & LUXURY GOODS		940,224
TOBACCO - 2.7%
Altria Group, Inc.	9,940	409,727
UST, Inc.	13,500	450,900
TOTAL TOBACCO		860,627
TOTAL COMMON STOCKS (Cost $27,666,040)		30,725,954
Money Market Funds - 3.9%

Fidelity Cash Central Fund, 1.11% (b)	813,914	813,914
Fidelity Securities Lending Cash Central Fund, 1.12% (b)	423,000	423,000
TOTAL MONEY MARKET FUNDS (Cost $1,236,914)		1,236,914
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $28,902,954)		31,962,868
NET OTHER ASSETS - (1.2)%		(385,848)
NET ASSETS - 100%		$ 31,577,020
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $16,341,435 and $10,581,958, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $948 for the period.
Income Tax Information
At February 28, 2003, the fund had a capital loss carryforward of approximately $1,004,000 of which $397,000 and $607,000 will expire on February 28, 2010 and 2011, respectively.
The fund intends to elect to defer to its fiscal year ending February 29, 2004 approximately $1,063,000 of losses recognized during the period November 1, 2002 to February 28, 2003.

Consumer Sector

See accompanying notes which are an integral part of the financial statements.

Consumer Industries Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $416,880) (cost $28,902,954) - See accompanying schedule		$ 31,962,868
Receivable for fund shares sold		111,467
Dividends receivable		14,004
Interest receivable		763
Other receivables		116
Total assets		32,089,218

Liabilities
Payable for fund shares redeemed	$ 37,694
Accrued management fee	14,716
Other payables and accrued expenses	36,788
Collateral on securities loaned, at value	423,000
Total liabilities		512,198

Net Assets		$ 31,577,020
Net Assets consist of:
Paid in capital		$ 29,389,522
Accumulated net investment loss		(89,973)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(782,443)
Net unrealized appreciation (depreciation) on investments		3,059,914
Net Assets, for 1,419,717 shares outstanding		$ 31,577,020
Net Asset Value and redemption price per share ($31,577,020 ÷ 1,419,717 shares)		$ 22.24
Maximum offering price per share (100/97.00 of $22.24)		$ 22.93

Statement of Operations

	Six months ended August 31, 2003 (Unaudited)

Investment Income
Dividends		$ 129,981
Interest		9,219
Security lending		235
Total income		139,435

Expenses
Management fee	$ 78,514
Transfer agent fees	90,947
Accounting and security lending fees	30,431
Non-interested trustees' compensation	51
Custodian fees and expenses	5,416
Registration fees	10,734
Audit	20,069
Legal	163
Miscellaneous	168
Total expenses before reductions	236,493
Expense reductions	(7,085)	229,408
Net investment income (loss)		(89,973)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	1,534,651
Foreign currency transactions	(115)
Total net realized gain (loss)		1,534,536
Change in net unrealized appreciation (depreciation) on investment securities		3,591,113
Net gain (loss)		5,125,649
Net increase (decrease) in net assets resulting from operations		$ 5,035,676
Other Information
Sales charges paid to FDC		$ 13,866
Deferred sales charges withheld by FDC		$ 40
Exchange fees withheld by FSC		$ 158

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Consumer Industries Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2003 (Unaudited)	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (89,973)	$ (190,179)
Net realized gain (loss)	1,534,536	(1,560,593)
Change in net unrealized appreciation (depreciation)	3,591,113	(3,859,117)
Net increase (decrease) in net assets resulting from operations	5,035,676	(5,609,889)
Share transactions Net proceeds from sales of shares	10,249,021	16,098,427
Cost of shares redeemed	(4,404,243)	(13,278,482)
Net increase (decrease) in net assets resulting from share transactions	5,844,778	2,819,945
Redemption fees	3,459	12,450
Total increase (decrease) in net assets	10,883,913	(2,777,494)

Net Assets
Beginning of period	20,693,107	23,470,601
End of period (including accumulated net investment loss of $89,973 and $0, respectively)	$ 31,577,020	$ 20,693,107
Other Information Shares
Sold	508,142	752,061
Redeemed	(213,628)	(622,216)
Net increase (decrease)	294,514	129,845

Financial Highlights

	Six months ended August 31, 2003	Years ended February 28,
	(Unaudited)	2003	2002	2001	2000 H	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 18.39	$ 23.58	$ 25.31	$ 28.46	$ 31.81	$ 27.31
Income from Investment Operations
Net investment income (loss) E	(.07)	(.18)	(.07)	(.11)	.02 F	(.04)
Net realized and unrealized gain (loss)	3.92	(5.02)	(.25)	.68	(1.29)	5.41
Total from investment operations	3.85	(5.20)	(.32)	.57	(1.27)	5.37
Distributions from net investment income	-	-	-	-	(.02)	-
Distributions from net realized gain	-	-	(1.42)	(3.80)	(2.08)	(.90)
Total distributions	-	-	(1.42)	(3.80)	(2.10)	(.90)
Redemption fees added to paid in capital E	- I	.01	.01	.08	.02	.03
Net asset value, end of period	$ 22.24	$ 18.39	$ 23.58	$ 25.31	$ 28.46	$ 31.81
Total Return B,C,D	20.94%	(22.01)%	(.87)%	2.74%	(4.55)%	20.18%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.75% A	1.86%	1.71%	1.80%	1.27%	1.34%
Expenses net of voluntary waivers, if any	1.75% A	1.86%	1.71%	1.80%	1.27%	1.34%
Expenses net of all reductions	1.70% A	1.83%	1.69%	1.78%	1.25%	1.32%
Net investment income (loss)	(.67)% A	(.84)%	(.30)%	(.37)%	.06%	(.15)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,577	$ 20,693	$ 23,471	$ 20,483	$ 63,331	$ 82,244
Portfolio turnover rate	82% A	116%	110%	92%	96%	150%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.04 per share. GExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. HFor the year ended February 29. IAmount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Consumer Sector

Food and Agriculture Portfolio

Investment Summary

Top Ten Stocks as of August 31, 2003
% of fund's net assets
Sysco Corp.	7.1
McDonald's Corp.	6.6
The Coca-Cola Co.	5.4
Procter & Gamble Co.	5.0
Unilever NV (NY Shares)	3.5
Kellogg Co.	3.3
General Mills, Inc.	3.3
Colgate-Palmolive Co.	3.0
Altria Group, Inc.	2.9
Wm. Wrigley Jr. Co.	2.9
43.0
Top Industries as of August 31, 2003
% of fund's net assets
Food Products	36.0%
Hotels, Restaurants & Leisure	18.9%
Food & Staples Retailing	12.6%
Beverages	11.0%
Household Products	8.0%
All Others*	13.5%

* Includes short-term investments and net other assets.

Semiannual Report

Food and Agriculture Portfolio

Investments August 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value (Note 1)
BEVERAGES - 11.0%
Adolph Coors Co. Class B	7,700	$ 424,655
Anheuser-Busch Companies, Inc.	22,600	1,164,804
Coca-Cola Enterprises, Inc.	44,000	813,560
Constellation Brands, Inc. Class A (a)	13,700	393,875
Pepsi Bottling Group, Inc.	46,900	1,131,228
PepsiAmericas, Inc.	18,900	263,088
PepsiCo, Inc.	17,000	757,180
The Coca-Cola Co.	110,400	4,804,608
TOTAL BEVERAGES		9,752,998
CHEMICALS - 0.8%
Monsanto Co.	5,600	143,976
The Scotts Co. Class A (a)	9,500	537,510
TOTAL CHEMICALS		681,486
COMMERCIAL SERVICES & SUPPLIES - 0.2%
Aramark Corp. Class B (a)	7,000	175,000
FOOD & STAPLES RETAILING - 12.6%
Kroger Co. (a)	47,300	908,633
Performance Food Group Co. (a)	32,000	1,254,720
Safeway, Inc. (a)	77,500	1,891,775
Sysco Corp.	200,500	6,307,729
Whole Foods Market, Inc. (a)	12,600	683,046
Winn-Dixie Stores, Inc.	10,500	105,525
TOTAL FOOD & STAPLES RETAILING		11,151,428
FOOD PRODUCTS - 36.0%
American Italian Pasta Co. Class A (a)	9,900	413,028
Archer-Daniels-Midland Co.	42,300	586,701
Bunge Ltd.	4,400	133,144
Campbell Soup Co.	30,900	747,780
ConAgra Foods, Inc.	84,100	1,850,200
Corn Products International, Inc.	6,000	189,180
Dean Foods Co. (a)	82,950	2,409,698
Delta & Pine Land Co.	400	9,960
Dreyer's Grand Ice Cream Holdings, Inc.	7,500	579,750
Fresh Del Monte Produce, Inc.	34,200	949,050
General Mills, Inc.	62,300	2,888,228
H.J. Heinz Co.	56,500	1,828,340
Hershey Foods Corp.	28,800	2,013,120
Hormel Foods Corp.	20,800	449,280
Interstate Bakeries Corp.	4,200	55,860
Kellogg Co.	88,700	2,974,111
Kraft Foods, Inc. Class A	54,200	1,609,740
McCormick & Co., Inc. (non-vtg.)	69,300	1,850,310
Nestle SA ADR	23,300	1,278,704

	Shares	Value (Note 1)
Sanderson Farms, Inc.	9,100	$ 272,545
Sara Lee Corp.	18,800	356,824
Sensient Technologies Corp.	3,900	81,120
Smithfield Foods, Inc. (a)	30,900	625,725
The J.M. Smucker Co.	19,200	777,216
Tootsie Roll Industries, Inc.	4,944	150,001
Tyson Foods, Inc. Class A	106,100	1,188,320
Unilever NV (NY Shares)	55,500	3,106,890
Wm. Wrigley Jr. Co.	48,600	2,578,230
TOTAL FOOD PRODUCTS		31,953,055
HOTELS, RESTAURANTS & LEISURE - 18.9%
Applebee's International, Inc.	18,750	602,625
Bob Evans Farms, Inc.	12,100	327,063
Brinker International, Inc. (a)	25,900	885,780
California Pizza Kitchen, Inc. (a)	18,500	323,750
CBRL Group, Inc.	13,300	463,904
Darden Restaurants, Inc.	88,500	1,929,300
Jack in the Box, Inc. (a)	1,400	29,666
Krispy Kreme Doughnuts, Inc. (a)	5,300	233,889
McDonald's Corp.	262,400	5,883,008
Outback Steakhouse, Inc.	6,400	247,360
Ruby Tuesday, Inc.	14,800	336,996
Sonic Corp. (a)	3,900	91,494
Starbucks Corp. (a)	84,500	2,403,180
The Cheesecake Factory, Inc. (a)	16,000	583,040
Wendy's International, Inc.	6,900	217,695
Yum! Brands, Inc. (a)	73,300	2,173,345
TOTAL HOTELS, RESTAURANTS & LEISURE		16,732,095
HOUSEHOLD DURABLES - 0.2%
Jarden Corp. (a)	6,000	197,220
HOUSEHOLD PRODUCTS - 8.0%
Colgate-Palmolive Co.	48,600	2,686,608
Procter & Gamble Co.	50,800	4,434,332
TOTAL HOUSEHOLD PRODUCTS		7,120,940
PERSONAL PRODUCTS - 2.5%
Alberto-Culver Co. Class B	39,300	2,243,244
SPECIALTY RETAIL - 2.8%
Weight Watchers International, Inc. (a)	58,100	2,518,635
TOBACCO - 5.0%
Altria Group, Inc.	62,900	2,592,738
RJ Reynolds Tobacco Holdings, Inc.	16,200	553,230
Universal Corp.	6,500	272,350
UST, Inc.	29,300	978,620
TOTAL TOBACCO		4,396,938
TOTAL COMMON STOCKS (Cost $77,745,900)		86,923,039
Money Market Funds - 2.9%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.11% (b)	1,892,886	$ 1,892,886
Fidelity Securities Lending Cash Central Fund, 1.12% (b)	637,000	637,000
TOTAL MONEY MARKET FUNDS (Cost $2,529,886)		2,529,886
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $80,275,786)		89,452,925
NET OTHER ASSETS - (0.9)%		(757,437)
NET ASSETS - 100%		$ 88,695,488
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $31,001,339 and $36,914,332, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,639 for the period.
Income Tax Information
At February 28, 2003, the fund had a capital loss carryforward of approximately $4,118,000 all of which will expire on February 28, 2011.
The fund intends to elect to defer to its fiscal year ending February 29, 2004 approximately $2,649,000 of losses recognized during the period November 1, 2002 to February 28, 2003.

See accompanying notes which are an integral part of the financial statements.

Consumer Sector

Food and Agriculture Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $622,625) (cost $80,275,786) - See accompanying schedule		$ 89,452,925
Receivable for fund shares sold		33,832
Dividends receivable		87,006
Interest receivable		1,860
Redemption fees receivable		61
Other receivables		881
Total assets		89,576,565

Liabilities
Payable for fund shares redeemed	$ 138,119
Accrued management fee	42,788
Other payables and accrued expenses	63,170
Collateral on securities loaned, at value	637,000
Total liabilities		881,077

Net Assets		$ 88,695,488
Net Assets consist of:
Paid in capital		$ 89,810,795
Undistributed net investment income		270,786
Accumulated undistributed net realized gain (loss) on investments		(10,563,363)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		9,177,270
Net Assets, for 2,210,732 shares outstanding		$ 88,695,488
Net Asset Value and redemption price per share ($88,695,488 ÷ 2,210,732 shares)		$ 40.12
Maximum offering price per share (100/97.00 of $40.12)		$ 41.36

Statement of Operations

	Six months ended August 31, 2003 (Unaudited)

Investment Income
Dividends		$ 826,115
Interest		17,801
Security lending		3,657
Total income		847,573

Expenses
Management fee	$ 258,775
Transfer agent fees	261,437
Accounting and security lending fees	30,665
Non-interested trustees' compensation	118
Custodian fees and expenses	4,212
Registration fees	17,373
Audit	20,261
Legal	197
Miscellaneous	998
Total expenses before reductions	594,036
Expense reductions	(17,249)	576,787
Net investment income (loss)		270,786
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		(1,011,110)
Change in net unrealized appreciation (depreciation) on: Investment securities	10,988,932
Assets and liabilities in foreign currencies	(83)
Total change in net unrealized appreciation (depreciation)		10,988,849
Net gain (loss)		9,977,739
Net increase (decrease) in net assets resulting from operations		$ 10,248,525
Other Information
Sales charges paid to FDC		$ 20,085
Deferred sales charges withheld by FDC		$ 1,049
Exchange fees withheld by FSC		$ 1,080

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Food and Agriculture Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2003 (Unaudited)	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 270,786	$ 676,621
Net realized gain (loss)	(1,011,110)	(7,877,487)
Change in net unrealized appreciation (depreciation)	10,988,849	(16,044,426)
Net increase (decrease) in net assets resulting from operations	10,248,525	(23,245,292)
Distributions to shareholders from net investment income	-	(816,384)
Distributions to shareholders from net realized gain	-	(2,364,916)
Total distributions	-	(3,181,300)
Share transactions Net proceeds from sales of shares	5,059,531	74,577,088
Reinvestment of distributions	-	3,008,704
Cost of shares redeemed	(14,747,027)	(83,113,282)
Net increase (decrease) in net assets resulting from share transactions	(9,687,496)	(5,527,490)
Redemption fees	11,373	97,097
Total increase (decrease) in net assets	572,402	(31,856,985)

Net Assets
Beginning of period	88,123,086	119,980,071
End of period (including undistributed net investment income of $270,786 and undistributed net investment income of $44,341, respectively)	$ 88,695,488	$ 88,123,086
Other Information Shares
Sold	133,234	1,721,821
Issued in reinvestment of distributions	-	69,302
Redeemed	(389,997)	(2,009,194)
Net increase (decrease)	(256,763)	(218,071)

Financial Highlights

	Six months ended August 31, 2003	Years ended February 28,
	(Unaudited)	2003	2002	2001	2000 H	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 35.71	$ 44.68	$ 46.01	$ 31.88	$ 46.92	$ 48.81
Income from Investment Operations
Net investment income (loss) E	.12	.25	.34	.44	.42 F	.21
Net realized and unrealized gain (loss)	4.29	(8.06)	2.79	13.96	(13.07)	3.50
Total from investment operations	4.41	(7.81)	3.13	14.40	(12.65)	3.71
Distributions from net investment income	-	(.32)	(.21)	(.36)	(.42)	(.16)
Distributions from net realized gain	-	(.88)	(4.28)	-	(1.79)	(5.47)
Distributions in excess of net realized gain	-	-	-	-	(.21)	-
Total distributions	-	(1.20)	(4.49)	(.36)	(2.42)	(5.63)
Redemption fees added to paid in capital E	- I	.04	.03	.09	.03	.03
Net asset value, end of period	$ 40.12	$ 35.71	$ 44.68	$ 46.01	$ 31.88	$ 46.92
Total Return B,C,D	12.35%	(17.85)%	7.76%	45.47%	(27.86)%	7.83%
Ratios to Average Net Assets G
Expenses before expense reductions	1.34% A	1.25%	1.24%	1.28%	1.31%	1.31%
Expenses net of voluntary waivers, if any	1.34% A	1.25%	1.24%	1.28%	1.31%	1.31%
Expenses net of all reductions	1.30% A	1.17%	1.14%	1.24%	1.29%	1.29%
Net investment income (loss)	.61% A	.59%	.79%	1.07%	1.00%	.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 88,695	$ 88,123	$ 119,980	$ 119,769	$ 78,288	$ 206,007
Portfolio turnover rate	72% A	225%	315%	151%	38%	68%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.28 per share. G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. H For the year ended February 29. I Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Consumer Sector

Leisure Portfolio

Investment Summary

Top Ten Stocks as of August 31, 2003
% of fund's net assets
Comcast Corp. Class A (special)	5.9
McDonald's Corp.	4.8
Clear Channel Communications, Inc.	4.8
Liberty Media Corp. Class A	3.9
JetBlue Airways Corp.	3.7
Viacom, Inc. Class B (non-vtg.)	3.4
Mandalay Resort Group	3.2
Cablevision Systems Corp. - NY Group Class A	3.1
Fox Entertainment Group, Inc. Class A	3.1
AOL Time Warner, Inc.	3.0
38.9
Top Industries as of August 31, 2003
% of fund's net assets
Media	46.7%
Hotels, Restaurants & Leisure	29.9%
Software	4.7%
Internet Software & Services	4.0%
Airlines	3.7%
All Others*	11.0%

* Includes short-term investments and net other assets.

Semiannual Report

Leisure Portfolio

Investments August 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value (Note 1)
AIRLINES - 3.7%
JetBlue Airways Corp. (a)	115,500	$ 6,193,110
AUTOMOBILES - 2.5%
Harley-Davidson, Inc.	84,700	4,219,754
COMMERCIAL SERVICES & SUPPLIES - 0.7%
Cendant Corp. (a)	64,500	1,159,710
HOTELS, RESTAURANTS & LEISURE - 29.9%
Argosy Gaming Co. (a)	4,500	108,675
Boyd Gaming Corp.	14,200	217,970
Carnival Corp. unit	9,300	321,687
Choice Hotels International, Inc. (a)	69,900	2,271,750
Darden Restaurants, Inc.	168,900	3,682,020
GTECH Holdings Corp.	66,900	2,835,222
Harrah's Entertainment, Inc.	23,900	989,938
Hilton Hotels Corp.	205,800	3,144,624
International Game Technology	97,000	2,506,480
International Speedway Corp. Class A	20,300	814,030
Kerzner International Ltd. (a)	140,400	4,324,320
Mandalay Resort Group	141,200	5,365,600
Marriott International, Inc. Class A	50,800	2,074,164
McDonald's Corp.	364,000	8,160,880
MGM MIRAGE (a)	28,200	1,022,532
Outback Steakhouse, Inc.	86,400	3,339,360
Park Place Entertainment Corp. (a)	21,000	184,380
Penn National Gaming, Inc. (a)	74,100	1,641,315
Sonic Corp. (a)	92,900	2,179,434
Starbucks Corp. (a)	62,000	1,763,280
Starwood Hotels & Resorts Worldwide, Inc. unit	22,800	771,324
Vail Resorts, Inc. (a)	21,900	325,653
Wendy's International, Inc.	57,500	1,814,125
Wynn Resorts Ltd.	20,800	346,320
TOTAL HOTELS, RESTAURANTS & LEISURE		50,205,083
INTERNET & CATALOG RETAIL - 2.7%
InterActiveCorp (a)	123,500	4,570,735
INTERNET SOFTWARE & SERVICES - 4.0%
Lastminute.com PLC (a)	1,094,400	4,760,679
Overture Services, Inc. (a)	28,900	720,477
Yahoo!, Inc. (a)	38,100	1,272,540
TOTAL INTERNET SOFTWARE & SERVICES		6,753,696

	Shares	Value (Note 1)
LEISURE EQUIPMENT & PRODUCTS - 1.3%
Brunswick Corp.	65,500	$ 1,767,190
Polaris Industries, Inc.	4,900	378,574
TOTAL LEISURE EQUIPMENT & PRODUCTS		2,145,764
MEDIA - 45.9%
AOL Time Warner, Inc. (a)	311,304	5,092,933
Belo Corp. Series A	7,400	172,568
Cablevision Systems Corp. - NY Group Class A (a)	258,000	5,198,700
Clear Channel Communications, Inc.	178,941	8,073,818
Comcast Corp.:
Class A (a)	52,700	1,567,825
Class A (special) (a)	352,700	10,002,572
Cox Communications, Inc. Class A (a)	10,187	333,319
E.W. Scripps Co. Class A	49,000	4,242,910
EchoStar Communications Corp. Class A (a)	103,200	3,808,080
Fox Entertainment Group, Inc. Class A (a)	162,500	5,131,750
Gannett Co., Inc.	4,700	368,574
General Motors Corp. Class H (a)	302,300	4,516,362
Granite Broadcasting Corp. (non vtg.) (a)	50,300	148,385
Knight-Ridder, Inc.	5,300	359,658
Liberty Media Corp. Class A (a)	542,668	6,566,283
Martha Stewart Living Omnimedia, Inc. Class A (a)	108,600	951,336
McGraw-Hill Companies, Inc.	26,100	1,592,100
Meredith Corp.	53,700	2,546,454
NTL, Inc. (a)	2,400	96,576
Omnicom Group, Inc.	52,000	4,061,200
Regal Entertainment Group Class A	70,300	1,353,275
Sinclair Broadcast Group, Inc. Class A (a)	203,000	2,259,390
The New York Times Co. Class A	17,900	794,581
Tribune Co.	3,500	161,875
Viacom, Inc. Class B (non-vtg.)	125,096	5,629,320
Walt Disney Co.	104,100	2,134,050
TOTAL MEDIA		77,163,894
SOFTWARE - 4.7%
Electronic Arts, Inc. (a)	40,000	3,590,000
Roxio, Inc. (a)	119,100	1,161,225
Take-Two Interactive Software, Inc. (a)	106,600	3,173,482
TOTAL SOFTWARE		7,924,707
SPECIALTY RETAIL - 0.8%
CarMax, Inc. (a)	35,600	1,372,380
TOTAL COMMON STOCKS (Cost $133,306,638)		161,708,833
Nonconvertible Bonds - 0.8%
	Principal Amount	Value (Note 1)
MEDIA - 0.8%
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp. 0% 4/1/11 (c) (Cost $1,499,444)	$ 2,000,000	$ 1,400,000
Money Market Funds - 11.1%
	Shares
Fidelity Cash Central Fund, 1.11% (b)	4,914,481	4,914,481
Fidelity Securities Lending Cash Central Fund, 1.12% (b)	13,729,700	13,729,700
TOTAL MONEY MARKET FUNDS (Cost $18,644,181)		18,644,181
TOTAL INVESTMENT PORTFOLIO - 108.1% (Cost $153,450,263)		181,753,014
NET OTHER ASSETS - (8.1)%		(13,542,317)
NET ASSETS - 100%		$ 168,210,697
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $110,708,339 and $99,391,339, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $8,951 for the period.
Income Tax Information
At February 28, 2003, the fund had a capital loss carryforward of approximately $24,380,000 of which $18,825,000 and $5,555,000 will expire on February 28, 2010 and 2011, respectively.
The fund intends to elect to defer to its fiscal year ending February 29, 2004 approximately $5,805,000 of losses recognized during the period November 1, 2002 to February 28, 2003.

See accompanying notes which are an integral part of the financial statements.

Consumer Sector

Leisure Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $13,504,946) (cost $153,450,263) - See accompanying schedule		$ 181,753,014
Receivable for investments sold		6,503
Receivable for fund shares sold		368,179
Dividends receivable		54,592
Interest receivable		5,064
Other receivables		6,071
Total assets		182,193,423

Liabilities
Payable for fund shares redeemed	$ 127,489
Accrued management fee	78,163
Other payables and accrued expenses	47,374
Collateral on securities loaned, at value	13,729,700
Total liabilities		13,982,726

Net Assets		$ 168,210,697
Net Assets consist of:
Paid in capital		$ 158,444,283
Accumulated net investment loss		(480,045)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(18,056,292)
Net unrealized appreciation (depreciation) on investments		28,302,751
Net Assets, for 2,598,990 shares outstanding		$ 168,210,697
Net Asset Value and redemption price per share ($168,210,697 ÷ 2,598,990 shares)		$ 64.72
Maximum offering price per share (100/97.00 of $64.72)		$ 66.72

Statement of Operations

	Six months ended August 31, 2003 (Unaudited)

Investment Income
Dividends		$ 220,804
Interest		88,394
Security lending		30,011
Total income		339,209

Expenses
Management fee	$ 415,421
Transfer agent fees	367,148
Accounting and security lending fees	48,251
Non-interested trustees' compensation	182
Custodian fees and expenses	5,863
Registration fees	14,828
Audit	19,823
Legal	312
Miscellaneous	1,110
Total expenses before reductions	872,938
Expense reductions	(53,684)	819,254
Net investment income (loss)		(480,045)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	14,213,852
Foreign currency transactions	1,150
Total net realized gain (loss)		14,215,002
Change in net unrealized appreciation (depreciation) on investment securities		25,920,223
Net gain (loss)		40,135,225
Net increase (decrease) in net assets resulting from operations		$ 39,655,180
Other Information
Sales charges paid to FDC		$ 76,758
Deferred sales charges withheld by FDC		$ 4,450
Exchange fees withheld by FSC		$ 2,055

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Leisure Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2003 (Unaudited)	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (480,045)	$ (876,053)
Net realized gain (loss)	14,215,002	(8,789,717)
Change in net unrealized appreciation (depreciation)	25,920,223	(24,755,586)
Net increase (decrease) in net assets resulting from operations	39,655,180	(34,421,356)
Share transactions Net proceeds from sales of shares	42,730,757	35,521,313
Cost of shares redeemed	(26,345,853)	(100,057,850)
Net increase (decrease) in net assets resulting from share transactions	16,384,904	(64,536,537)
Redemption fees	23,150	50,793
Total increase (decrease) in net assets	56,063,234	(98,907,100)

Net Assets
Beginning of period	112,147,463	211,054,563
End of period (including accumulated net investment loss of $480,045 and $0, respectively)	$ 168,210,697	$ 112,147,463
Other Information Shares
Sold	754,177	646,188
Redeemed	(462,659)	(1,766,686)
Net increase (decrease)	291,518	(1,120,498)

Financial Highlights

	Six months ended August 31, 2003	Years ended February 28,
	(Unaudited)	2003	2002	2001	2000 H	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 48.60	$ 61.57	$ 66.22	$ 84.73	$ 81.44	$ 62.30
Income from Investment Operations
Net investment income (loss) E	(.19)	(.33)	(.29)	(.11)	(.28) F	(.27)
Net realized and unrealized gain (loss)	16.30	(12.66)	(4.37)	(8.52)	11.58	22.78
Total from investment operations	16.11	(12.99)	(4.66)	(8.63)	11.30	22.51
Distributions from net realized gain	-	-	-	(9.92)	(8.15)	(3.44)
Redemption fees added to paid in capital E	.01	.02	.01	.04	.14	.07
Net asset value, end of period	$ 64.72	$ 48.60	$ 61.57	$ 66.22	$ 84.73	$ 81.44
Total Return B,C,D	33.17%	(21.07)%	(7.02)%	(12.04)%	13.89%	37.54%
Ratios to Average Net Assets G
Expenses before expense reductions	1.22% A	1.27%	1.12%	1.12%	1.15%	1.26%
Expenses net of voluntary waivers, if any	1.22% A	1.27%	1.12%	1.12%	1.15%	1.26%
Expenses net of all reductions	1.15% A	1.19%	1.09%	1.12%	1.12%	1.24%
Net investment income (loss)	(.67)% A	(.62)%	(.46)%	(.15)%	(.32)%	(.40)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 168,211	$ 112,147	$ 211,055	$ 269,848	$ 314,348	$ 346,139
Portfolio turnover rate	144% A	124%	60%	71%	120%	107%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.04 per share. G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. H For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Consumer Sector

Multimedia Portfolio

Investment Summary

Top Ten Stocks as of August 31, 2003
% of fund's net assets
Clear Channel Communications, Inc.	10.0
Yahoo!, Inc.	9.7
Viacom, Inc. Class B (non-vtg.)	6.1
InterActiveCorp	5.7
Comcast Corp. Class A	4.7
AOL Time Warner, Inc.	4.1
General Motors Corp. Class H	3.5
Emmis Communications Corp. Class A	3.3
Univision Communications, Inc. Class A	3.3
Cablevision Systems Corp. - NY Group Class A	3.1
53.5
Top Industries as of August 31, 2003
% of fund's net assets
Media	71.1%
Internet Software & Services	14.4%
Internet & Catalog Retail	7.3%
Commercial Services & Supplies	0.5%
Diversified Telecommunication Services	0.4%
All Others*	6.3%

* Includes short-term investments and net other assets.

Semiannual Report

Multimedia Portfolio

Investments August 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.0%
	Shares	Value (Note 1)
COMMERCIAL SERVICES & SUPPLIES - 0.5%
Monster Worldwide, Inc. (a)	27,900	$ 762,228
Valassis Communications, Inc. (a)	600	17,628
TOTAL COMMERCIAL SERVICES & SUPPLIES		779,856
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.4%
Covad Communications Group, Inc. (a)	191,754	728,665
INTERNET & CATALOG RETAIL - 7.3%
Alloy, Inc. (a)	95,000	626,050
eBay, Inc. (a)	40,000	2,215,200
InterActiveCorp (a)	278,400	10,303,584
TOTAL INTERNET & CATALOG RETAIL		13,144,834
INTERNET SOFTWARE & SERVICES - 14.4%
Autobytel, Inc. (a)	48,500	412,735
DoubleClick, Inc. (a)	89,900	1,013,173
Netease.com, Inc. sponsored ADR (a)	10,000	509,100
Overture Services, Inc. (a)	115,432	2,877,720
Sina Corp. (a)	15,000	466,200
Softbank Corp. (a)	26,900	787,182
Sohu.com, Inc. (a)	15,000	450,300
Yahoo Japan Corp. (a)	103	1,859,588
Yahoo!, Inc. (a)	523,300	17,478,220
TOTAL INTERNET SOFTWARE & SERVICES		25,854,218
IT SERVICES - 0.3%
infoUSA, Inc. (a)	58,200	543,006
LEISURE EQUIPMENT & PRODUCTS - 0.0%
Marvel Enterprises, Inc. (a)	100	2,190
MEDIA - 71.1%
ACME Communications, Inc. (a)	154,159	1,194,732
AOL Time Warner, Inc. (a)	450,025	7,362,409
Cablevision Systems Corp. - NY Group Class A (a)	272,555	5,491,983
Catalina Marketing Corp. (a)	60,000	834,600
Clear Channel Communications, Inc.	399,626	18,031,126
Comcast Corp. Class A (a)	285,200	8,484,700
Cox Radio, Inc. Class A (a)	44,600	1,076,644
Crown Media Holdings, Inc. Class A (a)	15,000	92,250
Cumulus Media, Inc. Class A (a)	182,400	3,460,128
Dow Jones & Co., Inc.	1,300	55,211
E.W. Scripps Co. Class A	35,900	3,108,581
EchoStar Communications Corp. Class A (a)	93,000	3,431,700
Emmis Communications Corp. Class A (a)	279,800	6,001,710
Entercom Communications Corp. Class A (a)	98,400	4,952,472
Entravision Communications Corp. Class A (a)	40,000	396,000

	Shares	Value (Note 1)
Fox Entertainment Group, Inc. Class A (a)	128,200	$ 4,048,556
General Motors Corp. Class H (a)	420,300	6,279,282
Getty Images, Inc. (a)	18,900	771,120
Grupo Radio Centro SA de CV sponsored ADR	8,300	41,500
Interpublic Group of Companies, Inc.	1,200	18,180
JC Decaux SA (a)	65,000	865,635
Lamar Advertising Co. Class A (a)	150,600	5,031,546
Liberty Media Corp. Class A (a)	381,304	4,613,778
McGraw-Hill Companies, Inc.	12,100	738,100
Media General, Inc. Class A	10,000	606,100
News Corp. Ltd. ADR	86,400	2,967,840
NTL, Inc. (a)	2,100	84,504
Omnicom Group, Inc.	66,500	5,193,650
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	238,760	3,438,144
Radio One, Inc. Class D (non-vtg.) (a)	110,600	1,819,370
Salem Communications Corp. Class A (a)	74,600	1,767,274
Spanish Broadcasting System, Inc. Class A (a)	22,800	176,700
Tribune Co.	1,100	50,875
Univision Communications, Inc. Class A (a)	156,900	5,882,181
Viacom, Inc. Class B (non-vtg.)	242,596	10,916,820
Vivendi Universal SA (a)	40,000	672,905
Vivendi Universal SA sponsored ADR (a)	25,000	422,500
Walt Disney Co.	230,000	4,715,000
Westwood One, Inc. (a)	79,000	2,535,900
TOTAL MEDIA		127,631,706
TOTAL COMMON STOCKS (Cost $147,274,595)		168,684,475
Money Market Funds - 7.8%

Fidelity Cash Central Fund, 1.11% (b)	8,188,728	8,188,728
Fidelity Securities Lending Cash Central Fund, 1.12% (b)	5,873,800	5,873,800
TOTAL MONEY MARKET FUNDS (Cost $14,062,528)		14,062,528
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $161,337,123)		182,747,003
NET OTHER ASSETS - (1.8)%		(3,245,813)
NET ASSETS - 100%		$ 179,501,190
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $190,047,297 and $168,923,788, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $50,653 for the period.
Income Tax Information
At February 28, 2003, the fund had a capital loss carryforward of approximately $14,031,000 all of which will expire on February 28, 2010.

See accompanying notes which are an integral part of the financial statements.

Consumer Sector

Multimedia Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,714,864) (cost $161,337,123) - See accompanying schedule		$ 182,747,003
Receivable for investments sold		1,875,124
Receivable for fund shares sold		1,203,547
Dividends receivable		25,229
Interest receivable		4,306
Redemption fees receivable		57
Other receivables		2,026
Total assets		185,857,292

Liabilities
Payable for fund shares redeemed	$ 367,118
Accrued management fee	77,797
Other payables and accrued expenses	37,387
Collateral on securities loaned, at value	5,873,800
Total liabilities		6,356,102

Net Assets		$ 179,501,190
Net Assets consist of:
Paid in capital		$ 147,798,996
Accumulated net investment loss		(513,953)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		10,806,267
Net unrealized appreciation (depreciation) on investments		21,409,880
Net Assets, for 3,925,835 shares outstanding		$ 179,501,190
Net Asset Value and redemption price per share ($179,501,190 ÷ 3,925,835 shares)		$ 45.72
Maximum offering price per share (100/97.00 of $45.72)		$ 47.13

Statement of Operations

	Six months ended August 31, 2003 (Unaudited)

Investment Income
Dividends		$ 93,734
Interest		119,451
Security lending		14,799
Total income		227,984

Expenses
Management fee	$ 393,254
Transfer agent fees	325,299
Accounting and security lending fees	45,255
Non-interested trustees' compensation	256
Custodian fees and expenses	14,209
Registration fees	23,658
Audit	19,813
Legal	405
Miscellaneous	788
Total expenses before reductions	822,937
Expense reductions	(57,414)	765,523
Net investment income (loss)		(537,539)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	26,856,657
Foreign currency transactions	6,492
Total net realized gain (loss)		26,863,149
Change in net unrealized appreciation (depreciation) on investment securities		20,606,555
Net gain (loss)		47,469,704
Net increase (decrease) in net assets resulting from operations		$ 46,932,165
Other Information
Sales charges paid to FDC		$ 182,215
Deferred sales charges withheld by FDC		$ 361
Exchange fees withheld by FSC		$ 870

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Multimedia Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2003 (Unaudited)	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (537,539)	$ (651,154)
Net realized gain (loss)	26,863,149	3,092,917
Change in net unrealized appreciation (depreciation)	20,606,555	(17,822,917)
Net increase (decrease) in net assets resulting from operations	46,932,165	(15,381,154)
Share transactions Net proceeds from sales of shares	79,310,480	138,813,149
Cost of shares redeemed	(46,890,677)	(163,593,387)
Net increase (decrease) in net assets resulting from share transactions	32,419,803	(24,780,238)
Redemption fees	38,224	202,024
Total increase (decrease) in net assets	79,390,192	(39,959,368)

Net Assets
Beginning of period	100,110,998	140,070,366
End of period (including accumulated net investment loss of $513,953 and undistributed net investment income of $23,586, respectively)	$ 179,501,190	$ 100,110,998
Other Information Shares
Sold	2,012,677	4,158,091
Redeemed	(1,205,234)	(4,786,847)
Net increase (decrease)	807,443	(628,756)

Financial Highlights

	Six months ended August 31, 2003	Years ended February 28,
	(Unaudited)	2003	2002	2001	2000 G	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 32.10	$ 37.38	$ 41.91	$ 53.39	$ 43.13	$ 33.58
Income from Investment Operations
Net investment income (loss) E	(.15)	(.20)	(.18)	(.06)	(.16)	(.19)
Net realized and unrealized gain (loss)	13.76	(5.14)	(4.36)	(7.29)	11.90	11.85
Total from investment operations	13.61	(5.34)	(4.54)	(7.35)	11.74	11.66
Distributions from net realized gain	-	-	-	(4.16)	(1.57)	(2.19)
Redemption fees added to paid in capital E	.01	.06	.01	.03	.09	.08
Net asset value, end of period	$ 45.72	$ 32.10	$ 37.38	$ 41.91	$ 53.39	$ 43.13
Total Return B,C,D	42.43%	(14.13)%	(10.81)%	(13.97)%	27.62%	36.68%
Ratios to Average Net Assets F
Expenses before expense reductions	1.21% A	1.29%	1.13%	1.13%	1.17%	1.35%
Expenses net of voluntary waivers, if any	1.21% A	1.29%	1.13%	1.13%	1.17%	1.35%
Expenses net of all reductions	1.13% A	1.13%	1.10%	1.12%	1.15%	1.33%
Net investment income (loss)	(.79)% A	(.59)%	(.46)%	(.14)%	(.32)%	(.52)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 179,501	$ 100,111	$ 140,070	$ 235,761	$ 238,612	$ 159,730
Portfolio turnover rate	259% A	272%	74%	73%	76%	109%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. GFor the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Consumer Sector

Retailing Portfolio

Investment Summary

Top Ten Stocks as of August 31, 2003
% of fund's net assets
McDonald's Corp.	9.4
Home Depot, Inc.	9.3
CVS Corp.	7.7
Safeway, Inc.	6.4
Wal-Mart Stores, Inc.	4.2
Big Lots, Inc.	3.1
Limited Brands, Inc.	2.6
Duane Reade, Inc.	2.4
Gap, Inc.	2.3
Federated Department Stores, Inc.	2.0
49.4
Top Industries as of August 31, 2003
% of fund's net assets
Specialty Retail	27.2%
Food & Staples Retailing	26.2%
Hotels, Restaurants & Leisure	15.9%
Multiline Retail	9.8%
Textiles Apparel & Luxury Goods	2.6%
All Others *	18.3%

* Includes short-term investments and net other assets.

Semiannual Report

Retailing Portfolio

Investments August 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 83.8%
	Shares	Value (Note 1)
BEVERAGES - 0.7%
Coca-Cola Enterprises, Inc.	2,700	$ 49,923
Diageo PLC sponsored ADR	1,300	56,862
Pyramid Breweries, Inc.	139,100	417,300
Robert Mondavi Corp. Class A (a)	5,800	159,500
The Coca-Cola Co.	1,600	69,632
TOTAL BEVERAGES		753,217
COMMERCIAL SERVICES & SUPPLIES - 0.3%
Cintas Corp.	1,000	39,930
Copart, Inc. (a)	15,600	156,624
Sothebys Holdings, Inc. Class A (ltd. vtg.) (a)	8,700	77,256
TOTAL COMMERCIAL SERVICES & SUPPLIES		273,810
DISTRIBUTORS - 0.1%
Advanced Marketing Services, Inc.	7,500	76,875
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.4%
CDW Corp.	7,200	371,592
FOOD & STAPLES RETAILING - 26.2%
Albertson's, Inc.	44,100	926,982
BJ's Wholesale Club, Inc. (a)	15,900	347,256
Costco Wholesale Corp. (a)	500	16,045
CVS Corp.	238,400	7,771,840
Duane Reade, Inc. (a)	140,500	2,396,930
Kroger Co. (a)	94,900	1,823,029
Longs Drug Stores Corp.	19,300	441,970
Pricesmart, Inc. (a)	4,900	49,490
Rite Aid Corp. (a)	87,300	440,865
Safeway, Inc. (a)	264,100	6,446,681
Wal-Mart Stores, Inc.	71,500	4,230,655
Walgreen Co.	15,500	504,835
Weis Markets, Inc.	3,100	108,810
Whole Foods Market, Inc. (a)	7,500	406,575
Wild Oats Markets, Inc. (a)	6,100	72,468
Winn-Dixie Stores, Inc.	49,900	501,495
TOTAL FOOD & STAPLES RETAILING		26,485,926
HOTELS, RESTAURANTS & LEISURE - 15.9%
Buca, Inc. (a)	6,000	40,674
CKE Restaurants, Inc. (a)	23,200	146,160
Cosi, Inc.	11,800	22,420
Darden Restaurants, Inc.	44,300	965,740
Jack in the Box, Inc. (a)	22,700	481,013
Krispy Kreme Doughnuts, Inc. (a)	31,300	1,381,269
McDonald's Corp.	424,000	9,506,079
Outback Steakhouse, Inc.	8,100	313,065
Sonic Corp. (a)	3,900	91,494
Starbucks Corp. (a)	56,800	1,615,392

	Shares	Value (Note 1)
Wendy's International, Inc.	33,800	$ 1,066,390
Yum! Brands, Inc. (a)	16,100	477,365
TOTAL HOTELS, RESTAURANTS & LEISURE		16,107,061
HOUSEHOLD DURABLES - 0.1%
Yankee Candle Co., Inc. (a)	5,800	136,010
INTERNET & CATALOG RETAIL - 0.5%
J. Jill Group, Inc. (a)	35,700	532,287
MULTILINE RETAIL - 9.8%
99 Cents Only Stores (a)	2,600	93,158
Big Lots, Inc. (a)	169,900	3,109,170
Dollar Tree Stores, Inc. (a)	34,100	1,337,743
Federated Department Stores, Inc.	47,300	2,067,010
JCPenney Co., Inc.	3,100	65,782
Nordstrom, Inc.	38,200	995,874
Saks, Inc. (a)	62,600	788,134
Target Corp.	500	20,300
The Bon-Ton Stores, Inc.	24,600	147,625
The May Department Stores Co.	46,400	1,279,712
TOTAL MULTILINE RETAIL		9,904,508
SPECIALTY RETAIL - 27.2%
Barnes & Noble, Inc. (a)	8,700	227,940
Best Buy Co., Inc. (a)	5,150	267,852
Blockbuster, Inc. Class A	18,700	383,163
Borders Group, Inc. (a)	13,000	251,420
Charlotte Russe Holding, Inc. (a)	5,500	67,650
Charming Shoppes, Inc. (a)	12,900	77,400
Circuit City Stores, Inc.	10,900	113,687
Foot Locker, Inc.	28,400	470,588
Friedmans, Inc. Class A	3,500	46,550
Gap, Inc.	110,800	2,314,612
Home Depot, Inc.	293,500	9,438,960
Kirkland's, Inc. (a)	29,500	541,915
Limited Brands, Inc.	157,860	2,677,306
Linens 'N Things, Inc. (a)	21,100	609,790
Lithia Motors, Inc. Class A	9,900	223,542
Lowe's Companies, Inc.	30,100	1,651,286
Office Depot, Inc. (a)	84,500	1,541,280
Payless ShoeSource, Inc. (a)	12,400	182,776
PETCO Animal Supplies, Inc. (a)	43,100	1,383,510
PETsMART, Inc.	79,900	1,911,208
RadioShack Corp.	20,000	608,000
Regis Corp.	4,300	148,737
Shoe Carnival, Inc. (a)	14,100	225,600
Staples, Inc. (a)	31,000	763,530
Talbots, Inc.	7,100	260,357
The Children's Place Retail Stores, Inc. (a)	8,200	170,232
The Men's Wearhouse, Inc. (a)	3,600	101,340
Too, Inc. (a)	17,200	278,984
Toys 'R' Us, Inc. (a)	16,400	223,368
West Marine, Inc. (a)	7,800	165,204
Common Stocks - continued
	Shares	Value (Note 1)
SPECIALTY RETAIL - CONTINUED
Whitehall Jewellers, Inc. (a)	3,800	$ 40,090
Williams-Sonoma, Inc. (a)	4,700	143,867
TOTAL SPECIALTY RETAIL		27,511,744
TEXTILES APPAREL & LUXURY GOODS - 2.6%
Jones Apparel Group, Inc.	40,900	1,263,401
Oshkosh B'Gosh, Inc. Class A	2,100	50,589
Russell Corp.	18,500	356,680
Tommy Hilfiger Corp. (a)	52,200	644,148
VF Corp.	5,800	232,580
Wolverine World Wide, Inc.	2,100	42,210
TOTAL TEXTILES APPAREL & LUXURY GOODS		2,589,608
TOTAL COMMON STOCKS (Cost $73,097,469)		84,742,638
Money Market Funds - 17.5%

Fidelity Cash Central Fund, 1.11% (b)	15,447,469	15,447,469
Fidelity Securities Lending Cash Central Fund, 1.12% (b)	2,302,000	2,302,000
TOTAL MONEY MARKET FUNDS (Cost $17,749,469)		17,749,469
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $90,846,938)		102,492,107
NET OTHER ASSETS - (1.3)%		(1,308,380)
NET ASSETS - 100%		$ 101,183,727
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $39,949,649 and $42,085,699, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $9,494 for the period.
Income Tax Information
At February 28, 2003, the fund had a capital loss carryforward of approximately $8,287,000 of which $2,654,000 and $5,633,000 will expire on February 28, 2010 and 2011, respectively.
The fund intends to elect to defer to its fiscal year ending February 29, 2004 approximately $2,466,000 of losses recognized during the period November 1, 2002 to February 28, 2003.

See accompanying notes which are an integral part of the financial statements.

Consumer Sector

Retailing Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,296,860) (cost $90,846,938) - See accompanying schedule		$ 102,492,107
Receivable for fund shares sold		2,222,986
Dividends receivable		20,777
Interest receivable		11,673
Redemption fees receivable		16
Other receivables		271
Total assets		104,747,830

Liabilities
Payable for investments purchased	$ 985,555
Payable for fund shares redeemed	184,457
Accrued management fee	41,983
Other payables and accrued expenses	50,108
Collateral on securities loaned, at value	2,302,000
Total liabilities		3,564,103

Net Assets		$ 101,183,727
Net Assets consist of:
Paid in capital		$ 95,964,105
Accumulated net investment loss		(276,819)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(6,148,728)
Net unrealized appreciation (depreciation) on investments		11,645,169
Net Assets, for 2,341,124 shares outstanding		$ 101,183,727
Net Asset Value and redemption price per share ($101,183,727 ÷ 2,341,124 shares)		$ 43.22
Maximum offering price per share (100/97.00 of $43.22)		$ 44.56

Statement of Operations

	Six months ended August 31, 2003 (Unaudited)

Investment Income
Dividends		$ 179,516
Interest		46,190
Security lending		2,323
Total income		228,029

Expenses
Management fee	$ 216,896
Transfer agent fees	220,956
Accounting and security lending fees	30,650
Non-interested trustees' compensation	60
Custodian fees and expenses	8,659
Registration fees	21,450
Audit	20,203
Legal	181
Miscellaneous	586
Total expenses before reductions	519,641
Expense reductions	(14,793)	504,848
Net investment income (loss)		(276,819)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	5,372,184
Foreign currency transactions	(78)
Total net realized gain (loss)		5,372,106
Change in net unrealized appreciation (depreciation) on investment securities		20,693,967
Net gain (loss)		26,066,073
Net increase (decrease) in net assets resulting from operations		$ 25,789,254
Other Information
Sales charges paid to FDC		$ 75,668
Deferred sales charges withheld by FDC		$ 224
Exchange fees withheld by FSC		$ 1,508

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Retailing Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2003 (Unaudited)	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (276,819)	$ (650,580)
Net realized gain (loss)	5,372,106	(5,619,312)
Change in net unrealized appreciation (depreciation)	20,693,967	(20,126,539)
Net increase (decrease) in net assets resulting from operations	25,789,254	(26,396,431)
Share transactions Net proceeds from sales of shares	59,674,192	102,704,962
Cost of shares redeemed	(47,941,427)	(139,947,963)
Net increase (decrease) in net assets resulting from share transactions	11,732,765	(37,243,001)
Redemption fees	34,649	72,373
Total increase (decrease) in net assets	37,556,668	(63,567,059)

Net Assets
Beginning of period	63,627,059	127,194,118
End of period (including accumulated net investment loss of $276,819 and $0, respectively)	$ 101,183,727	$ 63,627,059
Other Information Shares
Sold	1,557,620	2,655,580
Redeemed	(1,287,698)	(3,636,899)
Net increase (decrease)	269,922	(981,319)

Financial Highlights

	Six months ended August 31, 2003	Years ended February 28,
	(Unaudited)	2003	2002	2001	2000 G	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 30.72	$ 41.67	$ 46.34	$ 50.42	$ 67.50	$ 50.04
Income from Investment Operations
Net investment income (loss) E	(.14)	(.28)	(.23)	(.25)	(.39)	(.28)
Net realized and unrealized gain (loss)	12.62	(10.70)	(3.05)	3.15	(6.72)	18.27
Total from investment operations	12.48	(10.98)	(3.28)	2.90	(7.11)	17.99
Distributions from net realized gain	-	-	(1.47)	(7.18)	(10.13)	(.39)
Distributions in excess of net realized gain	-	-	-	-	-	(.30)
Total distributions	-	-	(1.47)	(7.18)	(10.13)	(.69)
Redemption fees added to paid in capital E	.02	.03	.08	.20	.16	.16
Net asset value, end of period	$ 43.22	$ 30.72	$ 41.67	$ 46.34	$ 50.42	$ 67.50
Total Return B, C, D	40.69%	(26.28)%	(6.85)%	5.77%	(12.15)%	36.66%
Ratios to Average Net Assets F
Expenses before expense reductions	1.39% A	1.32%	1.29%	1.36%	1.25%	1.25%
Expenses net of voluntary waivers, if any	1.39% A	1.32%	1.29%	1.36%	1.25%	1.25%
Expenses net of all reductions	1.35% A	1.25%	1.16%	1.29%	1.20%	1.22%
Net investment income (loss)	(.74)% A	(.74)%	(.54)%	(.51)%	(.60)%	(.50)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 101,184	$ 63,627	$ 127,194	$ 96,888	$ 75,822	$ 337,513
Portfolio turnover rate	118% A	149%	280%	278%	88%	165%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. G For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Consumer Sector

Air Transportation Portfolio

Investment Summary

Top Ten Stocks as of August 31, 2003
% of fund's net assets
Southwest Airlines Co.	5.2
United Technologies Corp.	5.1
General Dynamics Corp.	5.1
Bombardier, Inc. Class B (sub. vtg.)	4.9
Goodrich Corp.	4.6
Honeywell International, Inc.	4.6
Boeing Co.	4.3
FedEx Corp.	4.2
Expeditors International of Washington, Inc.	4.1
Lockheed Martin Corp.	4.1
46.2
Top Industries as of August 31, 2003
% of fund's net assets
Aerospace & Defense	34.7%
Airlines	29.1%
Air Freight & Logistics	18.6%
IT Services	3.6%
Commercial Services & Supplies	1.1%
All Others*	12.9%

* Includes short-term investments and net other assets.

Semiannual Report

Air Transportation Portfolio

Investments August 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 87.2%
	Shares	Value (Note 1)
AEROSPACE & DEFENSE - 34.7%
Boeing Co.	51,200	$ 1,914,368
Bombardier, Inc. Class B (sub. vtg.)	570,800	2,188,331
General Dynamics Corp.	26,400	2,273,304
Goodrich Corp.	80,300	2,090,209
Honeywell International, Inc.	72,100	2,090,179
Lockheed Martin Corp.	36,200	1,854,526
Precision Castparts Corp.	25,900	916,860
United Technologies Corp.	28,600	2,295,150
TOTAL AEROSPACE & DEFENSE		15,622,927
AIR FREIGHT & LOGISTICS - 18.6%
C.H. Robinson Worldwide, Inc.	47,600	1,807,372
EGL, Inc. (a)	34,600	613,112
Expeditors International of Washington, Inc.	49,500	1,866,645
FedEx Corp.	28,300	1,898,930
Forward Air Corp. (a)	16,000	485,760
United Parcel Service, Inc. Class B	27,600	1,732,176
TOTAL AIR FREIGHT & LOGISTICS		8,403,995
AIRLINES - 29.1%
AirTran Holdings, Inc. (a)	110,000	1,477,300
Alaska Air Group, Inc. (a)	24,500	675,955
America West Holding Corp. Class B (a)	38,400	326,400
AMR Corp. (a)	92,900	1,021,900
Atlantic Coast Airlines Holdings, Inc. (a)	27,700	221,323
British Airways PLC ADR (a)	12,000	362,400
Continental Airlines, Inc. Class B (a)	41,600	634,816
Delta Air Lines, Inc.	58,400	751,608
ExpressJet Holdings, Inc. Class A (a)	24,200	327,910
Frontier Airlines, Inc. (a)	21,800	348,800
JetBlue Airways Corp. (a)	31,750	1,702,435
Mesa Air Group, Inc. (a)	29,300	347,791
Northwest Airlines Corp. (a)	47,800	428,766
SkyWest, Inc.	41,100	718,428
Southwest Airlines Co.	138,125	2,360,557
WestJet Airlines Ltd. (a)	79,100	1,404,902
TOTAL AIRLINES		13,111,291
COMMERCIAL SERVICES & SUPPLIES - 1.1%
The Brink's Co.	31,400	513,390
IT SERVICES - 3.6%
Sabre Holdings Corp. Class A	71,000	1,606,020
OIL & GAS - 0.1%
Tsakos Energy Navigation Ltd.	2,500	36,650
TOTAL COMMON STOCKS (Cost $35,787,632)		39,294,273
Money Market Funds - 18.3%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.11% (b)	5,893,824	$ 5,893,824
Fidelity Securities Lending Cash Central Fund, 1.12% (b)	2,340,900	2,340,900
TOTAL MONEY MARKET FUNDS (Cost $8,234,724)		8,234,724
TOTAL INVESTMENT PORTFOLIO - 105.5% (Cost $44,022,356)		47,528,997
NET OTHER ASSETS - (5.5)%		(2,459,334)
NET ASSETS - 100%		$ 45,069,663
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $40,251,038 and $35,431,954, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $10,895 for the period.
Income Tax Information
At February 28, 2003, the fund had a capital loss carryforward of approximately $9,727,000 all of which will expire on February 28, 2011.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Air Transportation Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,320,300) (cost $44,022,356) - See accompanying schedule		$ 47,528,997
Receivable for fund shares sold		116,011
Dividends receivable		59,716
Interest receivable		3,214
Redemption fees receivable		104
Other receivables		1,793
Total assets		47,709,835

Liabilities
Payable for investments purchased	$ 5,234
Payable for fund shares redeemed	245,128
Accrued management fee	20,936
Other payables and accrued expenses	27,974
Collateral on securities loaned, at value	2,340,900
Total liabilities		2,640,172

Net Assets		$ 45,069,663
Net Assets consist of:
Paid in capital		$ 44,636,947
Accumulated net investment loss		(93,783)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,980,354)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,506,853
Net Assets, for 1,591,932 shares outstanding		$ 45,069,663
Net Asset Value and redemption price per share ($45,069,663 ÷ 1,591,932 shares)		$ 28.31
Maximum offering price per share (100/97.00 of $ 28.31)		$ 29.19

Statement of Operations

	Six months ended August 31, 2003 (Unaudited)

Investment Income
Dividends		$ 164,213
Interest		19,986
Security lending		16,914
Total income		201,113

Expenses
Management fee	$ 115,908
Transfer agent fees	130,680
Accounting and security lending fees	30,988
Non-interested trustees' compensation	73
Custodian fees and expenses	5,702
Registration fees	14,052
Audit	20,106
Legal	51
Miscellaneous	353
Total expenses before reductions	317,913
Expense reductions	(21,391)	296,522
Net investment income (loss)		(95,409)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	6,914,626
Foreign currency transactions	8,969
Total net realized gain (loss)		6,923,595
Change in net unrealized appreciation (depreciation) on: Investment securities	5,626,465
Assets and liabilities in foreign currencies	19
Total change in net unrealized appreciation (depreciation)		5,626,484
Net gain (loss)		12,550,079
Net increase (decrease) in net assets resulting from operations		$ 12,454,670
Other Information
Sales charges paid to FDC		$ 54,073
Exchange fees withheld by FSC		$ 510

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Air Transportation Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2003 (Unaudited)	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (95,409)	$ (284,844)
Net realized gain (loss)	6,923,595	(8,773,528)
Change in net unrealized appreciation (depreciation)	5,626,484	(10,774,506)
Net increase (decrease) in net assets resulting from operations	12,454,670	(19,832,878)
Distributions to shareholders from net realized gain	-	(483,018)
Share transactions Net proceeds from sales of shares	45,532,844	28,138,992
Reinvestment of distributions	-	469,085
Cost of shares redeemed	(36,403,519)	(51,993,684)
Net increase (decrease) in net assets resulting from share transactions	9,129,325	(23,385,607)
Redemption fees	45,960	54,521
Total increase (decrease) in net assets	21,629,955	(43,646,982)

Net Assets
Beginning of period	23,439,708	67,086,690
End of period (including accumulated net investment loss of $93,783 and undistributed net investment income of $1,626, respectively)	$ 45,069,663	$ 23,439,708
Other Information Shares
Sold	1,810,431	994,634
Issued in reinvestment of distributions	-	14,193
Redeemed	(1,415,532)	(1,847,123)
Net increase (decrease)	394,899	(838,296)

Financial Highlights

	Six months ended August 31, 2003	Years ended February 28,
	(Unaudited)	2003	2002	2001	2000 G	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 19.58	$ 32.96	$ 35.48	$ 26.45	$ 27.76	$ 26.86
Income from Investment Operations
Net investment income (loss) E	(.06)	(.19)	(.08)	(.04)	(.15)	(.14)
Net realized and unrealized gain (loss)	8.76	(12.99)	(.88)	12.62	2.59	1.06
Total from investment operations	8.70	(13.18)	(.96)	12.58	2.44	.92
Distributions from net realized gain	-	(.24)	(1.61)	(3.68)	(3.88)	(.21)
Redemption fees added to paid in capital E	.03	.04	.05	.13	.13	.19
Net asset value, end of period	$ 28.31	$ 19.58	$ 32.96	$ 35.48	$ 26.45	$ 27.76
Total Return B, C, D	44.59%	(40.16)%	(2.38)%	50.37%	8.50%	4.11%
Ratios to Average Net Assets F
Expenses before expense reductions	1.59% A	1.63%	1.43%	1.34%	1.40%	1.35%
Expenses net of voluntary waivers, if any	1.59% A	1.63%	1.43%	1.34%	1.40%	1.35%
Expenses net of all reductions	1.48% A	1.58%	1.38%	1.30%	1.35%	1.27%
Net investment income (loss)	(.48)% A	(.73)%	(.24)%	(.11)%	(.48)%	(.50)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 45,070	$ 23,440	$ 67,087	$ 47,952	$ 24,463	$ 65,949
Portfolio turnover rate	200% A	56%	117%	198%	252%	260%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. G For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Cyclicals Sector

Automotive Portfolio

Investment Summary

Top Ten Stocks as of August 31, 2003
% of fund's net assets
Toyota Motor Corp.	7.7
Navistar International Corp.	7.4
Lear Corp.	6.4
American Axle & Manufacturing Holdings, Inc.	5.4
Eaton Corp.	5.1
Nissan Motor Co. Ltd. sponsored ADR	5.1
AutoZone, Inc.	4.6
Honda Motor Co. Ltd.	4.3
AutoNation, Inc.	3.9
Lithia Motors, Inc. Class A	3.7
53.6
Top Industries as of August 31, 2003
% of fund's net assets
Machinery	25.4%
Automobiles	23.8%
Specialty Retail	23.4%
Auto Components	21.5%
Distributors	1.8%
All Others*	4.1%

* Includes short-term investments and net other assets.

Semiannual Report

Automotive Portfolio

Investments August 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value (Note 1)
AEROSPACE & DEFENSE - 1.3%
Northrop Grumman Corp.	5,397	$ 515,306
AUTO COMPONENTS - 21.5%
American Axle & Manufacturing Holdings, Inc. (a)	63,100	2,050,750
ArvinMeritor, Inc.	15,000	282,300
BorgWarner, Inc.	8,800	626,736
Gentex Corp.	28,300	1,061,533
Goodyear Tire & Rubber Co.	53,900	383,768
Johnson Controls, Inc.	1,550	153,450
Keystone Automotive Industries, Inc. (a)	22,800	478,344
Lear Corp. (a)	44,400	2,466,420
Magna International, Inc. Class A	7,400	542,772
Modine Manufacturing Co.	2,200	54,340
Superior Industries International, Inc.	3,200	138,464
TOTAL AUTO COMPONENTS		8,238,877
AUTOMOBILES - 23.8%
Coachmen Industries, Inc.	21,200	277,084
Ford Motor Co.	9,400	108,664
General Motors Corp.	24,500	1,006,950
Honda Motor Co. Ltd.	40,900	1,665,448
Hyundai Motor Co. Ltd.	17,900	597,429
Mitsubishi Motors Corp. of Japan (a)	87,000	189,082
Monaco Coach Corp. (a)	5,700	105,849
Nissan Motor Co. Ltd. sponsored ADR	89,200	1,935,640
Toyota Motor Corp.	107,200	2,968,902
Winnebago Industries, Inc.	5,600	275,800
TOTAL AUTOMOBILES		9,130,848
COMMERCIAL SERVICES & SUPPLIES - 0.9%
Copart, Inc. (a)	35,000	351,400
DISTRIBUTORS - 1.8%
Genuine Parts Co.	21,400	685,228
MACHINERY - 25.4%
Actuant Corp. Class A (a)	9,100	468,559
Caterpillar, Inc.	3,600	258,588
Cummins, Inc.	17,700	882,168
Danaher Corp.	3,400	262,650
Donaldson Co., Inc.	5,300	290,970
Eaton Corp.	20,850	1,952,394
Kennametal, Inc.	8,800	346,016
Navistar International Corp. (a)	63,494	2,840,087
Oshkosh Truck Co.	3,600	140,868
PACCAR, Inc.	15,650	1,333,380
SPX Corp. (a)	15,500	764,925
Volvo AB ADR	7,100	172,885
TOTAL MACHINERY		9,713,490

	Shares	Value (Note 1)
REAL ESTATE - 0.2%
MI Developments, Inc. Class A	3,700	$ 73,730
ROAD & RAIL - 0.5%
P.A.M. Transportation Services, Inc. (a)	300	6,825
USF Corp.	5,700	181,545
TOTAL ROAD & RAIL		188,370
SPECIALTY RETAIL - 23.4%
AutoNation, Inc. (a)	79,600	1,495,684
AutoZone, Inc. (a)	19,200	1,762,560
Lithia Motors, Inc. Class A	63,100	1,424,798
Monro Muffler Brake, Inc. (a)	46,153	1,376,744
O'Reilly Automotive, Inc. (a)	8,600	329,294
Sonic Automotive, Inc. Class A	43,145	1,186,488
TBC Corp. (a)	28,000	607,320
United Auto Group, Inc. (a)	30,200	773,120
TOTAL SPECIALTY RETAIL		8,956,008
TOTAL COMMON STOCKS (Cost $32,115,271)		37,853,257
Money Market Funds - 15.7%

Fidelity Cash Central Fund, 1.11% (b)	3,511,099	3,511,099
Fidelity Securities Lending Cash Central Fund, 1.12% (b)	2,518,050	2,518,050
TOTAL MONEY MARKET FUNDS (Cost $6,029,149)		6,029,149
TOTAL INVESTMENT PORTFOLIO - 114.5% (Cost $38,144,420)	43,882,406
NET OTHER ASSETS - (14.5)%	(5,569,724)
NET ASSETS - 100%	$ 38,312,682
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $22,458,611 and $5,944,554, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,113 for the period.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	78.8%
Japan	17.6%
Canada	1.6%
Korea (South)	1.6%
Others (individually less than 1%)	0.4%
100.0%
Income Tax Information

At February 28, 2003, the fund had a capital loss carryforward of approximately $11,269,000 of which $1,009,000, $6,470,000, $947,000, $1,664,000 and $1,179,000 will expire on February 28, 2007, February 29, 2008, February 28, 2009, 2010 and 2011, respectively.

The fund intends to elect to defer to its fiscal year ending February 29, 2004 approximately $1,740,000 of losses recognized during the period November 1, 2002 to February 28, 2003.

See accompanying notes which are an integral part of the financial statements.

Cyclicals Sector

Automotive Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,479,743) (cost $38,144,420) - See accompanying schedule		$ 43,882,406
Receivable for investments sold		127,956
Receivable for fund shares sold		1,022,231
Dividends receivable		20,694
Interest receivable		2,997
Redemption fees receivable		320
Other receivables		1,292
Total assets		45,057,896

Liabilities
Payable for investments purchased	$ 3,207,870
Payable for fund shares redeemed	967,266
Accrued management fee	14,478
Other payables and accrued expenses	37,550
Collateral on securities loaned, at value	2,518,050
Total liabilities		6,745,214

Net Assets		$ 38,312,682
Net Assets consist of:
Paid in capital		$ 45,863,366
Accumulated net investment loss		(99,563)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(13,187,794)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,736,673
Net Assets, for 1,312,041 shares outstanding		$ 38,312,682
Net Asset Value and redemption price per share ($38,312,682 ÷ 1,312,041 shares)		$ 29.20
Maximum offering price per share (100/97.00 of $29.20)		$ 30.10

Statement of Operations

	Six months ended August 31, 2003 (Unaudited)

Investment Income
Dividends		$ 88,131
Interest		11,759
Security lending		6,104
Total income		105,994

Expenses
Management fee	$ 56,311
Transfer agent fees	76,725
Accounting and security lending fees	30,644
Non-interested trustees' compensation	31
Custodian fees and expenses	4,045
Registration fees	17,586
Audit	20,051
Legal	36
Miscellaneous	162
Total expenses before reductions	205,591
Expense reductions	(34)	205,557
Net investment income (loss)		(99,563)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(21,068)
Foreign currency transactions	715
Total net realized gain (loss)		(20,353)
Change in net unrealized appreciation (depreciation) on: Investment securities	6,646,036
Assets and liabilities in foreign currencies	(1,321)
Total change in net unrealized appreciation (depreciation)		6,644,715
Net gain (loss)		6,624,362
Net increase (decrease) in net assets resulting from operations		$ 6,524,799
Other Information
Sales charges paid to FDC		$ 19,870
Deferred sales charges withheld by FDC		$ 16
Exchange fees withheld by FSC		$ 428

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Automotive Portfilio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2003 (Unaudited)	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (99,563)	$ (175,451)
Net realized gain (loss)	(20,353)	(2,887,660)
Change in net unrealized appreciation (depreciation)	6,644,715	(4,714,469)
Net increase (decrease) in net assets resulting from operations	6,524,799	(7,777,580)
Share transactions Net proceeds from sales of shares	24,279,285	75,730,395
Cost of shares redeemed	(7,737,083)	(80,473,103)
Net increase (decrease) in net assets resulting from share transactions	16,542,202	(4,742,708)
Redemption fees	4,320	73,960
Total increase (decrease) in net assets	23,071,321	(12,446,328)
Net Assets
Beginning of period	15,241,361	27,687,689
End of period (including accumulated net investment loss of $99,563 and $0, respectively).	$ 38,312,682	$ 15,241,361
Other Information Shares
Sold	904,069	2,822,555
Redeemed	(308,741)	(3,173,424)
Net increase (decrease)	595,328	(350,869)

Financial Highlights

	Six months ended August 31, 2003	Years ended February 28,
	(Unaudited)	2003	2002	2001	2000G	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 21.27	$ 25.93	$ 20.80	$ 19.23	$ 23.28	$ 27.50
Income from Investment Operations
Net investment income (loss)E	(.13)	(.13)	(.05)	(.14)	(.12)	.03
Net realized and unrealized gain (loss)	8.05	(4.59)	5.10	1.65	(4.01)	(2.09)
Total from investment operations	7.92	(4.72)	5.05	1.51	(4.13)	(2.06)
Distributions from net investment income	-	-	-	-	-	(.01)
Distributions from net realized gain	-	-	-	-	-	(2.17)
Total distributions	-	-	-	-	-	(2.18)
Redemption fees added to paid in capitalE	.01	.06	.08	.06	.08	.02
Net asset value, end of period	$ 29.20	$ 21.27	$ 25.93	$ 20.80	$ 19.23	$ 23.28
Total ReturnB,C,D	37.28%	(17.97)%	24.66%	8.16%	(17.40)%	(8.52)%
Ratios to Average Net AssetsF
Expenses before expense reductions	2.12%A	1.71%	1.90%	2.44%	1.94%	1.45%
Expenses net of voluntary waivers, if any	2.12%A	1.71%	1.90%	2.44%	1.94%	1.45%
Expenses net of all reductions	2.12%A	1.68%	1.87%	2.43%	1.91%	1.41%
Net investment income (loss)	(1.03)%A	(.52)%	(.20)%	(.65)%	(.49)%	.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,313	$ 15,241	$ 27,688	$ 11,080	$ 10,561	$ 64,541
Portfolio turnover rate	62%A	217%	180%	166%	29%	96%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. G For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Cyclicals Sector

Chemicals Portfolio

Investment Summary

Top Ten Stocks as of August 31, 2003
% of fund's net assets
Dow Chemical Co.	11.0
Praxair, Inc.	10.1
3M Co.	9.4
Lyondell Chemical Co.	8.3
Olin Corp.	5.5
PPG Industries, Inc.	5.4
Rohm & Haas Co.	4.5
Cytec Industries, Inc.	4.2
Millennium Chemicals, Inc.	4.1
Eastman Chemical Co.	3.5
66.0
Top Industries as of August 31, 2003
% of fund's net assets
Chemicals	83.8%
Industrial Conglomerates	9.4%
Leisure Equipment & Products	2.3%
Oil & Gas	2.1%
Food Products	1.6%
All Others*	0.8%

* Includes short-term investments and net other assets.

Semiannual Report

Chemicals Portfolio

Investments August 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value (Note 1)
CHEMICALS - 83.8%
Airgas, Inc.	59,900	$ 1,121,927
Albemarle Corp.	36,700	1,025,765
Arch Chemicals, Inc.	19,650	420,903
BASF AG sponsored ADR	14,800	685,980
Celanese AG	19,400	593,640
Crompton Corp.	63,700	376,467
Cytec Industries, Inc. (a)	43,300	1,623,317
Dow Chemical Co.	122,000	4,212,659
Eastman Chemical Co.	37,000	1,324,970
Ferro Corp.	26,500	602,345
FMC Corp. (a)	32,400	806,436
Georgia Gulf Corp.	55,812	1,247,398
Hercules, Inc. (a)	26,200	293,440
Lyondell Chemical Co.	220,500	3,153,150
Millennium Chemicals, Inc.	146,600	1,586,212
NOVA Chemicals Corp.	9,100	193,426
Olin Corp.	115,252	2,098,739
PolyOne Corp.	160,400	708,968
PPG Industries, Inc.	37,500	2,059,125
Praxair, Inc.	60,180	3,840,688
Rohm & Haas Co.	47,300	1,718,409
Sigma Aldrich Corp.	3,300	180,675
Sinopec Shanghai Petrochemical Co. Ltd. sponsored ADR	33,800	841,620
Solutia, Inc.	87,300	332,613
Spartech Corp.	15,500	330,150
Syngenta AG sponsored ADR	33,800	375,180
Valspar Corp.	4,500	209,115
TOTAL CHEMICALS		31,963,317
FOOD PRODUCTS - 1.6%
Delta & Pine Land Co.	24,900	620,010
INDUSTRIAL CONGLOMERATES - 9.4%
3M Co.	25,100	3,575,997
LEISURE EQUIPMENT & PRODUCTS - 2.3%
SCP Pool Corp. (a)	21,700	889,700
OIL & GAS - 2.1%
China Petroleum & Chemical Corp. sponsored ADR	26,900	815,608
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.5%
Cabot Microelectronics Corp. (a)	2,900	189,051
TOTAL COMMON STOCKS (Cost $34,108,706)		38,053,683
Money Market Funds - 2.7%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.11% (b)	299,213	$ 299,213
Fidelity Securities Lending Cash Central Fund, 1.12% (b)	723,500	723,500
TOTAL MONEY MARKET FUNDS (Cost $1,022,713)		1,022,713
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $35,131,419)		39,076,396
NET OTHER ASSETS - (2.4)%		(905,791)
NET ASSETS - 100%		$ 38,170,605
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $19,789,428 and $14,377,576, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,809 for the period.
Income Tax Information
At February 28, 2003, the fund had a capital loss carryforward of approximately $2,985,000 all of which will expire on February 28, 2011.
The fund intends to elect to defer to its fiscal year ending February 29, 2004 approximately $1,052,000 of losses recognized during the period November 1, 2002 to February 28, 2003.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Chemicals Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $721,990) (cost $35,131,419) - See accompanying schedule		$ 39,076,396
Receivable for investments sold		1,565,372
Receivable for fund shares sold		21,493
Dividends receivable		132,144
Interest receivable		1,204
Other receivables		433
Total assets		40,797,042

Liabilities
Payable for fund shares redeemed	$ 1,842,196
Accrued management fee	19,686
Other payables and accrued expenses	41,055
Collateral on securities loaned, at value	723,500
Total liabilities		2,626,437

Net Assets		$ 38,170,605
Net Assets consist of:
Paid in capital		$ 37,275,242
Undistributed net investment income		254,337
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,303,993)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,945,019
Net Assets, for 868,179 shares outstanding		$ 38,170,605
Net Asset Value and redemption price per share ($38,170,605 ÷ 868,179 shares)		$ 43.97
Maximum offering price per share (100/97.00 of $43.97)		$ 45.33

Statement of Operations

	Six months ended August 31, 2003 (Unaudited)

Investment Income
Dividends		$ 534,850
Interest		6,473
Security lending		2,812
Total income		544,135

Expenses
Management fee	$ 106,292
Transfer agent fees	118,738
Accounting and security lending fees	30,472
Non-interested trustees' compensation	36
Custodian fees and expenses	5,175
Registration fees	15,004
Audit	20,106
Legal	63
Miscellaneous	276
Total expenses before reductions	296,162
Expense reductions	(6,391)	289,771
Net investment income (loss)		254,364
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	838,830
Foreign currency transactions	(1,578)
Total net realized gain (loss)		837,252
Change in net unrealized appreciation (depreciation) on: Investment securities	4,964,744
Assets and liabilities in foreign currencies	42
Total change in net unrealized appreciation (depreciation)		4,964,786
Net gain (loss)		5,802,038
Net increase (decrease) in net assets resulting from operations		$ 6,056,402
Other Information
Sales charges paid to FDC		$ 11,661
Deferred sales charges withheld by FDC		$ 855
Exchange fees withheld by FSC		$ 1,815

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Chemicals Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2003 (Unaudited)	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 254,364	$ 371,037
Net realized gain (loss)	837,252	(3,970,601)
Change in net unrealized appreciation (depreciation)	4,964,786	(3,855,915)
Net increase (decrease) in net assets resulting from operations	6,056,402	(7,455,479)
Distributions to shareholders from net investment income	(30,466)	(333,224)
Distributions to shareholders from net realized gain	-	(142,642)
Total distributions	(30,466)	(475,866)
Share transactions Net proceeds from sales of shares	24,471,310	50,357,991
Reinvestment of distributions	28,913	449,013
Cost of shares redeemed	(20,704,104)	(56,356,209)
Net increase (decrease) in net assets resulting from share transactions	3,796,119	(5,549,205)
Redemption fees	9,618	58,409
Total increase (decrease) in net assets	9,831,673	(13,422,141)
Net Assets
Beginning of period	28,338,932	41,761,073
End of period (including undistributed net investment income of $254,337 and undistributed net investment income of $30,439, respectively)	$ 38,170,605	$ 28,338,932
Other Information Shares
Sold	598,674	1,153,025
Issued in reinvestment of distributions	731	11,149
Redeemed	(501,511)	(1,363,120)
Net increase (decrease)	97,894	(198,946)

Financial Highlights

	Six months ended August 31, 2003	Years ended February 28,
	(Unaudited)	2003	2002	2001	2000 G	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 36.79	$ 43.09	$ 39.95	$ 33.79	$ 31.10	$ 45.90
Income from Investment Operations
Net investment income (loss) E	.28	.38	.32	.33	.15	.17
Net realized and unrealized gain (loss)	6.92	(6.21)	2.98	5.95	3.22	(10.77)
Total from investment operations	7.20	(5.83)	3.30	6.28	3.37	(10.60)
Distributions from net investment income	(.03)	(.39)	(.32)	(.26)	(.09)	(.05)
Distributions from net realized gain	-	(.14)	-	-	(.73)	(3.52)
Distributions in excess of net realized gain	-	-	-	-	-	(.68)
Total distributions	(.03)	(.53)	(.32)	(.26)	(.82)	(4.25)
Redemption fees added to paid in capital E	.01	.06	.16	.14	.14	.05
Net asset value, end of period	$ 43.97	$ 36.79	$ 43.09	$ 39.95	$ 33.79	$ 31.10
Total Return B,C,D	19.61%	(13.49)%	8.68%	19.09%	11.10%	(23.66)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.62% A	1.54%	1.34%	1.61%	1.64%	1.58%
Expenses net of voluntary waivers, if any	1.62% A	1.54%	1.34%	1.61%	1.64%	1.58%
Expenses net of all reductions	1.59% A	1.50%	1.23%	1.55%	1.63%	1.51%
Net investment income (loss)	1.40% A	.91%	.79%	.91%	.40%	.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,171	$ 28,339	$ 41,761	$ 54,421	$ 26,307	$ 31,862
Portfolio turnover rate	81% A	114%	221%	187%	132%	141%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. GFor the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Cyclicals Sector

Construction and Housing Portfolio

Investment Summary

Top Ten Stocks as of August 31, 2003
% of fund's net assets
Masco Corp.	5.4
D.R. Horton, Inc.	5.1
Fortune Brands, Inc.	4.8
Toll Brothers, Inc.	4.8
Techtronic Industries Co.	4.1
Danaher Corp.	3.8
PPG Industries, Inc.	3.7
Lowe's Companies, Inc.	3.7
Black & Decker Corp.	3.5
Mohawk Industries, Inc.	3.3
42.2
Top Industries as of August 31, 2003
% of fund's net assets
Household Durables	51.3%
Building Products	9.1%
Specialty Retail	8.0%
Machinery	6.8%
Construction & Engineering	4.5%
All Others*	20.3%

* Includes short-term investments and net other assets.

Semiannual Report

Construction and Housing Portfolio

Investments August 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.5%
	Shares	Value (Note 1)
BUILDING PRODUCTS - 9.1%
Griffon Corp. (a)	20,000	$ 377,000
Lennox International, Inc.	17,000	274,720
Masco Corp.	139,500	3,458,205
NCI Building Systems, Inc. (a)	9,200	176,640
Simpson Manufacturing Co. Ltd. (a)	14,400	685,440
York International Corp.	25,400	819,912
TOTAL BUILDING PRODUCTS		5,791,917
CHEMICALS - 3.7%
PPG Industries, Inc.	42,900	2,355,639
COMMERCIAL SERVICES & SUPPLIES - 0.3%
HON Industries, Inc.	4,300	157,896
CONSTRUCTION & ENGINEERING - 4.5%
EMCOR Group, Inc. (a)	7,000	308,490
Fluor Corp.	27,200	1,002,048
Granite Construction, Inc.	19,100	371,686
Jacobs Engineering Group, Inc. (a)	18,800	880,404
MasTec, Inc. (a)	16,200	155,196
URS Corp. (a)	5,900	134,697
TOTAL CONSTRUCTION & ENGINEERING		2,852,521
CONSTRUCTION MATERIALS - 2.6%
Centex Construction Products, Inc.	4,000	179,400
Florida Rock Industries, Inc.	4,300	223,385
Martin Marietta Materials, Inc.	12,800	489,344
Vulcan Materials Co.	18,700	774,367
TOTAL CONSTRUCTION MATERIALS		1,666,496
HOUSEHOLD DURABLES - 51.3%
Applica, Inc.	210,800	1,652,672
Beazer Homes USA, Inc. (a)	5,792	481,431
Black & Decker Corp.	51,150	2,188,197
Cavco Industries, Inc. (a)	1,320	25,159
Centex Corp.	26,400	1,991,088
D.R. Horton, Inc.	104,416	3,249,426
Electrolux AB sponsored ADR	15,000	670,350
Fortune Brands, Inc.	54,400	3,068,160
Furniture Brands International, Inc. (a)	64,800	1,856,520
KB Home	23,200	1,327,504
La-Z-Boy, Inc.	15,900	355,365
Leggett & Platt, Inc.	53,800	1,246,008
Lennar Corp.:
Class A	30,000	2,017,500
Class B	3,000	194,250
Mohawk Industries, Inc. (a)	28,871	2,106,428
NVR, Inc. (a)	2,000	867,000
Pulte Homes, Inc.	12,500	832,000

	Shares	Value (Note 1)
Ryland Group, Inc.	17,100	$ 1,148,436
Southern Energy Homes, Inc. (a)	100,000	203,000
Standard Pacific Corp.	15,000	533,100
Techtronic Industries Co.	1,164,000	2,611,790
Toll Brothers, Inc. (a)	101,200	3,007,664
Whirlpool Corp.	13,100	911,498
TOTAL HOUSEHOLD DURABLES		32,544,546
MACHINERY - 6.8%
Astec Industries, Inc. (a)	23,200	260,536
Caterpillar, Inc.	9,200	660,836
Crane Co.	25,000	639,750
Danaher Corp.	31,100	2,402,475
Mueller Industries, Inc. (a)	11,900	343,672
TOTAL MACHINERY		4,307,269
PAPER & FOREST PRODUCTS - 1.1%
Louisiana-Pacific Corp. (a)	51,000	670,650
REAL ESTATE - 2.0%
LNR Property Corp.	6,000	240,000
The St. Joe Co.	29,800	1,013,498
TOTAL REAL ESTATE		1,253,498
SPECIALTY RETAIL - 8.0%
Home Depot, Inc.	35,050	1,127,208
Lowe's Companies, Inc.	42,900	2,353,494
Sherwin-Williams Co.	52,400	1,576,192
TOTAL SPECIALTY RETAIL		5,056,894
THRIFTS & MORTGAGE FINANCE - 3.1%
Countrywide Financial Corp.	8,614	584,460
Doral Financial Corp.	6,900	283,245
Fannie Mae	17,300	1,120,867
TOTAL THRIFTS & MORTGAGE FINANCE		1,988,572
TOTAL COMMON STOCKS (Cost $46,808,695)		58,645,898
Money Market Funds - 7.5%

Fidelity Cash Central Fund, 1.11% (b) (Cost $4,756,327)	4,756,327	4,756,327
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $51,565,022)		63,402,225
NET OTHER ASSETS - 0.0%		21,489
NET ASSETS - 100%		$ 63,423,714
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $15,595,910 and $17,209,868, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $550 for the period.
Income Tax Information
At February 28, 2003, the fund had a capital loss carryforward of approximately $10,664,000 of which $3,880,000 and $6,784,000 will expire on February 28, 2010 and 2011, respectively.
The fund intends to elect to defer to its fiscal year ending February 29, 2004 approximately $1,323,000 of losses recognized during the period November 1, 2002 to February 28, 2003.

See accompanying notes which are an integral part of the financial statements.

Cyclicals Sector

Construction and Housing Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2003 (Unaudited)

Assets
Investment in securities, at value (cost $51,565,022) - See accompanying schedule		$ 63,402,225
Receivable for fund shares sold		274,404
Dividends receivable		62,106
Interest receivable		6,594
Redemption fees receivable		38
Other receivables		53
Total assets		63,745,420

Liabilities
Payable to custodian bank	$ 30,789
Payable for fund shares redeemed	205,533
Accrued management fee	29,801
Other payables and accrued expenses	55,583
Total liabilities		321,706

Net Assets		$ 63,423,714
Net Assets consist of:
Paid in capital		$ 63,575,855
Accumulated net investment loss		(124,001)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(11,865,343)
Net unrealized appreciation (depreciation) on investments		11,837,203
Net Assets, for 2,144,940 shares outstanding		$ 63,423,714
Net Asset Value and redemption price per share ($63,423,714 ÷ 2,144,940 shares)		$ 29.57
Maximum offering price per share (100/97.00 of $29.57)		$ 30.48

Statement of Operations

	Six months ended August 31, 2003 (Unaudited)

Investment Income
Dividends		$ 265,702
Interest		36,475
Security lending		759
Total income		302,936

Expenses
Management fee	$ 157,586
Transfer agent fees	199,525
Accounting and security lending fees	30,538
Non-interested trustees' compensation	104
Custodian fees and expenses	5,296
Registration fees	18,323
Audit	20,145
Legal	114
Miscellaneous	386
Total expenses before reductions	432,017
Expense reductions	(5,080)	426,937
Net investment income (loss)		(124,001)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	432,104
Foreign currency transactions	2,376
Total net realized gain (loss)		434,480
Change in net unrealized appreciation (depreciation) on investment securities		13,727,906
Net gain (loss)		14,162,386
Net increase (decrease) in net assets resulting from operations		$ 14,038,385
Other Information
Sales charges paid to FDC		$ 50,857
Deferred sales charges withheld by FDC		$ 211
Exchange fees withheld by FSC		$ 1,230

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Construction and Housing Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2003 (Unaudited)	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (124,001)	$ (292,229)
Net realized gain (loss)	434,480	(7,946,294)
Change in net unrealized appreciation (depreciation)	13,727,906	(14,375,423)
Net increase (decrease) in net assets resulting from operations	14,038,385	(22,613,946)
Share transactions Net proceeds from sales of shares	24,473,881	123,203,252
Cost of shares redeemed	(22,185,066)	(137,181,423)
Net increase (decrease) in net assets resulting from share transactions	2,288,815	(13,978,171)
Redemption fees	13,228	139,555
Total increase (decrease) in net assets	16,340,428	(36,452,562)

Net Assets
Beginning of period	47,083,286	83,535,848
End of period (including accumulated net investment loss of $124,001 and $0, respectively)	$ 63,423,714	$ 47,083,286
Other Information Shares
Sold	915,556	4,339,869
Redeemed	(858,392)	(5,192,395)
Net increase (decrease)	57,164	(852,526)

Financial Highlights

	Six months ended August 31, 2003	Years ended February 28,
	(Unaudited)	2003	2002	2001	2000 G	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 22.55	$ 28.41	$ 22.22	$ 17.44	$ 25.02	$ 25.63
Income from Investment Operations
Net investment income (loss) E	(.06)	(.10)	(.04)	(.01)	(.13)	(.06)
Net realized and unrealized gain (loss)	7.07	(5.81)	6.34	5.20	(4.11)	(.53)
Total from investment operations	7.01	(5.91)	6.30	5.19	(4.24)	(.59)
Distributions from net realized gain	-	-	(.17)	(.41)	(3.42)	(.06)
Distributions in excess of net realized gain	-	-	-	(.10)	-	-
Total distributions	-	-	(.17)	(.51)	(3.42)	(.06)
Redemption fees added to paid in capital E	.01	.05	.06	.10	.08	.04
Net asset value, end of period	$ 29.57	$ 22.55	$ 28.41	$ 22.22	$ 17.44	$ 25.02
Total Return B,C,D	31.13%	(20.63)%	28.87%	30.67%	(18.28)%	(2.16)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.59% A	1.44%	1.45%	2.33%	2.42%	1.43%
Expenses net of voluntary waivers, if any	1.59% A	1.44%	1.45%	2.33%	2.42%	1.43%
Expenses net of all reductions	1.58% A	1.41%	1.44%	2.32%	2.34%	1.37%
Net investment income (loss)	(.46)% A	(.37)%	(.15)%	(.06)%	(.53)%	(.23)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 63,424	$ 47,083	$ 83,536	$ 20,390	$ 7,925	$ 51,652
Portfolio turnover rate	64% A	133%	111%	135%	34%	226%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. GFor the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Cyclicals Sector

Cyclical Industries Portfolio

Investment Summary

Top Ten Stocks as of August 31, 2003
% of fund's net assets
General Electric Co.	7.6
Tyco International Ltd.	6.2
3M Co.	5.3
Dow Chemical Co.	4.8
United Technologies Corp.	3.3
Boeing Co.	3.2
Lockheed Martin Corp.	3.1
Northrop Grumman Corp.	2.5
Caterpillar, Inc.	2.3
Ingersoll-Rand Co. Ltd. Class A	2.1
40.4
Top Industries as of August 31, 2003
% of fund's net assets
Industrial Conglomerates	19.3%
Machinery	18.5%
Aerospace & Defense	15.2%
Chemicals	14.9%
Road & Rail	4.8%
All Others *	27.3%

* Includes short-term investments and net other assets.

Semiannual Report

Cyclical Industries Portfolio

Investments August 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value (Note 1)
AEROSPACE & DEFENSE - 15.2%
BE Aerospace, Inc. (a)	15,900	$ 70,596
Boeing Co.	22,840	853,988
Bombardier, Inc. Class B (sub. vtg.)	64,400	246,897
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	9,300	189,627
Goodrich Corp.	6,000	156,180
Lockheed Martin Corp.	16,390	839,660
Northrop Grumman Corp.	6,954	663,968
Precision Castparts Corp.	1,500	53,100
United Defense Industries, Inc. (a)	4,300	121,690
United Technologies Corp.	11,121	892,460
TOTAL AEROSPACE & DEFENSE		4,088,166
AIR FREIGHT & LOGISTICS - 2.7%
C.H. Robinson Worldwide, Inc.	1,850	70,245
CNF, Inc.	3,800	112,860
FedEx Corp.	4,200	281,820
Ryder System, Inc.	1,200	36,036
United Parcel Service, Inc. Class B	3,600	225,936
TOTAL AIR FREIGHT & LOGISTICS		726,897
AIRLINES - 1.7%
Alaska Air Group, Inc. (a)	3,400	93,806
Atlantic Coast Airlines Holdings, Inc. (a)	2,900	23,171
Continental Airlines, Inc. Class B (a)	3,600	54,936
Delta Air Lines, Inc.	2,200	28,314
JetBlue Airways Corp. (a)	1,570	84,183
Northwest Airlines Corp. (a)	6,600	59,202
Ryanair Holdings PLC sponsored ADR (a)	2,900	122,641
TOTAL AIRLINES		466,253
AUTO COMPONENTS - 2.5%
American Axle & Manufacturing Holdings, Inc. (a)	4,080	132,600
BorgWarner, Inc.	800	56,976
Delphi Corp.	10,700	96,942
Dura Automotive Systems, Inc. Class A (a)	2,900	30,566
Gentex Corp.	3,000	112,530
Johnson Controls, Inc.	800	79,200
Lear Corp. (a)	2,100	116,655
Linamar Corp.	6,600	54,323
TOTAL AUTO COMPONENTS		679,792
AUTOMOBILES - 1.5%
Ford Motor Co.	21,100	243,916
Monaco Coach Corp. (a)	8,500	157,845
TOTAL AUTOMOBILES		401,761

	Shares	Value (Note 1)
BUILDING PRODUCTS - 2.7%
American Standard Companies, Inc. (a)	6,070	$ 486,753
Masco Corp.	9,610	238,232
TOTAL BUILDING PRODUCTS		724,985
CHEMICALS - 14.9%
Arch Chemicals, Inc.	1,070	22,919
Dow Chemical Co.	37,400	1,291,422
Engelhard Corp.	2,910	81,684
Ferro Corp.	4,090	92,966
Georgia Gulf Corp.	3,770	84,260
Hercules, Inc. (a)	6,100	68,320
Lyondell Chemical Co.	37,160	531,388
Millennium Chemicals, Inc.	31,090	336,394
Minerals Technologies, Inc.	400	20,220
Olin Corp.	7,300	132,933
PolyOne Corp.	34,110	150,766
PPG Industries, Inc.	5,600	307,496
Praxair, Inc.	7,090	452,484
Rohm & Haas Co.	3,900	141,687
Solutia, Inc.	73,300	279,273
TOTAL CHEMICALS		3,994,212
COMMERCIAL SERVICES & SUPPLIES - 2.3%
Allied Waste Industries, Inc. (a)	5,600	61,936
Copart, Inc. (a)	400	4,016
HON Industries, Inc.	1,500	55,080
Republic Services, Inc.	11,370	279,929
Waste Connections, Inc. (a)	3,500	123,305
Waste Management, Inc.	3,100	82,491
TOTAL COMMERCIAL SERVICES & SUPPLIES		606,757
CONSTRUCTION & ENGINEERING - 0.8%
Granite Construction, Inc.	8,200	159,572
Jacobs Engineering Group, Inc. (a)	1,510	70,713
TOTAL CONSTRUCTION & ENGINEERING		230,285
CONSTRUCTION MATERIALS - 0.8%
Florida Rock Industries, Inc.	560	29,092
Martin Marietta Materials, Inc.	1,170	44,729
Texas Industries, Inc.	4,600	117,622
Vulcan Materials Co.	800	33,128
TOTAL CONSTRUCTION MATERIALS		224,571
CONTAINERS & PACKAGING - 0.7%
Owens-Illinois, Inc. (a)	820	9,389
Packaging Corp. of America (a)	2,900	58,406
Pactiv Corp. (a)	5,490	110,239
TOTAL CONTAINERS & PACKAGING		178,034
Common Stocks - continued
	Shares	Value (Note 1)
ELECTRICAL EQUIPMENT - 1.5%
Baldor Electric Co.	900	$ 19,998
Cooper Industries Ltd. Class A	1,400	71,246
Emerson Electric Co.	4,240	236,422
Roper Industries, Inc.	1,580	67,434
TOTAL ELECTRICAL EQUIPMENT		395,100
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.4%
Tech Data Corp. (a)	1,200	40,020
Thermo Electron Corp. (a)	3,430	78,170
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		118,190
ENERGY EQUIPMENT & SERVICES - 0.4%
Cooper Cameron Corp. (a)	2,200	106,832
HEALTH CARE EQUIPMENT & SUPPLIES - 0.2%
Millipore Corp. (a)	1,360	61,744
HOUSEHOLD DURABLES - 4.1%
Beazer Homes USA, Inc. (a)	900	74,808
Black & Decker Corp.	1,200	51,336
D.R. Horton, Inc.	8,100	252,072
KB Home	1,000	57,220
Leggett & Platt, Inc.	2,100	48,636
Lennar Corp.:
Class A	4,800	322,800
Class B	300	19,425
Ryland Group, Inc.	1,460	98,054
Standard Pacific Corp.	3,600	127,944
Toro Co.	1,200	56,376
TOTAL HOUSEHOLD DURABLES		1,108,671
INDUSTRIAL CONGLOMERATES - 19.3%
3M Co.	9,930	1,414,727
General Electric Co.	69,060	2,042,102
Textron, Inc.	1,400	63,000
Tyco International Ltd.	81,130	1,669,655
TOTAL INDUSTRIAL CONGLOMERATES		5,189,484
IT SERVICES - 0.4%
Titan Corp.	6,200	99,696
MACHINERY - 18.5%
AGCO Corp. (a)	8,710	192,317
Astec Industries, Inc. (a)	8,500	95,455
Caterpillar, Inc.	8,500	610,555
Cummins, Inc.	2,100	104,664
Danaher Corp.	2,800	216,300
Dover Corp.	4,000	152,080
Eaton Corp.	3,570	334,295
IDEX Corp.	860	33,351

	Shares	Value (Note 1)
Illinois Tool Works, Inc.	3,330	$ 240,726
Ingersoll-Rand Co. Ltd. Class A	9,570	569,606
ITT Industries, Inc.	7,700	501,116
Kennametal, Inc.	827	32,518
Manitowoc Co., Inc.	10,400	265,720
Navistar International Corp. (a)	2,670	119,429
Oshkosh Truck Co.	460	18,000
PACCAR, Inc.	2,395	204,054
Parker Hannifin Corp.	2,100	103,992
Pentair, Inc.	8,880	380,064
SPX Corp. (a)	1,700	83,895
Terex Corp. (a)	22,400	517,440
Timken Co.	11,400	190,380
TOTAL MACHINERY		4,965,957
METALS & MINING - 0.7%
AK Steel Holding Corp. (a)	5,000	13,200
Nucor Corp.	2,250	115,673
Phelps Dodge Corp. (a)	1,300	62,387
TOTAL METALS & MINING		191,260
OIL & GAS - 0.4%
Overseas Shipholding Group, Inc.	1,000	25,910
Tsakos Energy Navigation Ltd.	5,330	78,138
TOTAL OIL & GAS		104,048
PAPER & FOREST PRODUCTS - 1.9%
Boise Cascade Corp.	2,400	65,400
Bowater, Inc.	5,300	229,543
Georgia-Pacific Corp.	6,400	148,288
Pope & Talbot, Inc.	4,800	61,680
TOTAL PAPER & FOREST PRODUCTS		504,911
ROAD & RAIL - 4.8%
Canadian National Railway Co.	6,140	328,844
CSX Corp.	11,570	373,480
Marten Transport Ltd. (a)	400	9,500
Norfolk Southern Corp.	5,320	101,293
P.A.M. Transportation Services, Inc. (a)	1,610	36,628
Union Pacific Corp.	6,310	384,531
USF Corp.	1,400	44,590
TOTAL ROAD & RAIL		1,278,866
SPECIALTY RETAIL - 0.5%
AutoZone, Inc. (a)	700	64,260
Sonic Automotive, Inc. Class A	2,400	66,000
TOTAL SPECIALTY RETAIL		130,260
Common Stocks - continued
	Shares	Value (Note 1)
TRADING COMPANIES & DISTRIBUTORS - 0.4%
W.W. Grainger, Inc.	2,100	$ 104,643
TOTAL COMMON STOCKS (Cost $24,371,206)		26,681,375
Money Market Funds - 1.3%

Fidelity Cash Central Fund, 1.11% (b) (Cost $334,267)	334,267	334,267
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $24,705,473)		27,015,642
NET OTHER ASSETS - (0.6)%		(154,219)
NET ASSETS - 100%		$ 26,861,423
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $21,558,554 and $15,164,305, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,339 for the period.
Income Tax Information
At February 28, 2003, the fund had a capital loss carryforward of approximately $1,964,000 of which $351,000 and $1,613,000 will expire on February 28, 2010 and 2011, respectively.
The fund intends to elect to defer to its fiscal year ending February 29, 2004 approximately $463,000 of losses recognized during the period November 1, 2002 to February 28, 2003.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Cyclical Industries Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2003 (Unaudited)

Assets
Investment in securities, at value (cost $24,705,473) - See accompanying schedule		$ 27,015,642
Receivable for investments sold		29,250
Receivable for fund shares sold		87,092
Dividends receivable		45,481
Interest receivable		577
Redemption fees receivable		20
Other receivables		19
Total assets		27,178,081

Liabilities
Payable for investments purchased	$ 235,215
Payable for fund shares redeemed	35,372
Accrued management fee	11,949
Other payables and accrued expenses	34,122
Total liabilities		316,658

Net Assets		$ 26,861,423
Net Assets consist of:
Paid in capital		$ 25,471,830
Undistributed net investment income		19,984
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(940,561)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,310,170
Net Assets, for 1,893,684 shares outstanding		$ 26,861,423
Net Asset Value and redemption price per share ($26,861,423 ÷ 1,893,684 shares)		$ 14.18
Maximum offering price per share (100/97.00 of $14.18)		$ 14.62

Statement of Operations

	Six months ended August 31, 2003 (Unaudited)

Investment Income
Dividends		$ 193,805
Interest		5,502
Security lending		306
Total income		199,613

Expenses
Management fee	$ 63,179
Transfer agent fees	60,635
Accounting and security lending fees	30,424
Non-interested trustees' compensation	41
Custodian fees and expenses	8,887
Registration fees	6,590
Audit	19,985
Legal	31
Miscellaneous	91
Total expenses before reductions	189,863
Expense reductions	(3,838)	186,025
Net investment income (loss)		13,588
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	2,043,712
Foreign currency transactions	(404)
Total net realized gain (loss)		2,043,308
Change in net unrealized appreciation (depreciation) on: Investment securities	3,438,792
Assets and liabilities in foreign currencies	20
Total change in net unrealized appreciation (depreciation)		3,438,812
Net gain (loss)		5,482,120
Net increase (decrease) in net assets resulting from operations		$ 5,495,708
Other Information
Sales charges paid to FDC		$ 14,528
Deferred sales charges withheld by FDC		$ 34
Exchange fees withheld by FSC		$ 135

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Cyclical Industries Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2003 (Unaudited)	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,588	$ (70,880)
Net realized gain (loss)	2,043,308	(2,397,944)
Change in net unrealized appreciation (depreciation)	3,438,812	(2,661,999)
Net increase (decrease) in net assets resulting from operations	5,495,708	(5,130,823)
Share transactions Net proceeds from sales of shares	12,403,919	15,318,690
Cost of shares redeemed	(6,177,664)	(17,769,957)
Net increase (decrease) in net assets resulting from share transactions	6,226,255	(2,451,267)
Redemption fees	7,719	20,066
Total increase (decrease) in net assets	11,729,682	(7,562,024)

Net Assets
Beginning of period	15,131,741	22,693,765
End of period (including undistributed net investment income of $19,984 and undistributed net investment income of $6,396, respectively)	$ 26,861,423	$ 15,131,741
Other Information Shares
Sold	1,003,125	1,155,389
Redeemed	(479,831)	(1,329,979)
Net increase (decrease)	523,294	(174,590)

Financial Highlights

	Six months ended August 31, 2003	Years ended February 28,
	(Unaudited)	2003	2002	2001	2000 G	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.04	$ 14.69	$ 14.47	$ 11.55	$ 11.39	$ 12.07
Income from Investment Operations
Net investment income (loss) E	.01	(.05)	(.04)	(.07)	(.13)	(.13)
Net realized and unrealized gain (loss)	3.13	(3.61)	.26	3.11	.21	(.49)
Total from investment operations	3.14	(3.66)	.22	3.04	.08	(.62)
Distributions from net realized gain	-	-	(.01)	(.06)	-	(.09)
Distributions in excess of net realized gain	-	-	-	(.11)	-	-
Total distributions	-	-	(.01)	(.17)	-	(.09)
Redemption fees added to paid in capital E	- H	.01	.01	.05	.08	.03
Net asset value, end of period	$ 14.18	$ 11.04	$ 14.69	$ 14.47	$ 11.55	$ 11.39
Total Return B, C, D	28.44%	(24.85)%	1.59%	26.88%	1.40%	(4.96)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.75% A	1.94%	1.79%	3.14%	2.93%	3.97%
Expenses net of voluntary waivers, if any	1.75% A	1.94%	1.79%	2.50%	2.50%	2.50%
Expenses net of all reductions	1.71% A	1.91%	1.78%	2.49%	2.49%	2.49%
Net investment income (loss)	.13% A	(.40)%	(.32)%	(.48)%	(1.00)%	(1.09)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,861	$ 15,132	$ 22,694	$ 8,157	$ 4,112	$ 3,087
Portfolio turnover rate	146% A	162%	67%	150%	211%	103%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. G For the year ended February 29. H Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Cyclicals Sector

Defense and Aerospace Portfolio

Investment Summary

Top Ten Stocks as of August 31, 2003
% of fund's net assets
Lockheed Martin Corp.	9.9
Northrop Grumman Corp.	9.7
Goodrich Corp.	8.7
General Motors Corp. Class H	7.6
Boeing Co.	5.5
United Technologies Corp.	5.4
Raytheon Co.	4.9
Precision Castparts Corp.	4.9
Harris Corp.	4.8
United Defense Industries, Inc.	4.7
66.1
Top Industries as of August 31, 2003
% of fund's net assets
Aerospace & Defense	72.6%
Media	13.6%
Communications Equipment	6.9%
IT Services	2.2%
Electronic Equipment & Instruments	1.3%
All Others*	3.4%

* Includes short-term investments and net other assets.

Semiannual Report

Defense and Aerospace Portfolio

Investments August 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (Note 1)
AEROSPACE & DEFENSE - 72.6%
AAR Corp.	47,600	$ 381,276
Aeroflex, Inc. (a)	297,000	2,702,700
Alliant Techsystems, Inc. (a)	117,955	6,008,628
BE Aerospace, Inc. (a)	424,000	1,882,560
Boeing Co.	397,300	14,855,047
Bombardier, Inc. Class B (sub. vtg.)	1,018,600	3,905,105
DRS Technologies, Inc. (a)	129,800	3,374,800
EDO Corp.	32,200	660,744
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	129,300	2,636,427
Engineered Support Systems, Inc.	60,250	3,534,265
GenCorp, Inc.	99,900	1,024,974
Goodrich Corp.	903,950	23,529,819
Honeywell International, Inc.	197,700	5,731,323
Integrated Defense Technologies, Inc. (a)	203,100	3,468,948
L-3 Communications Holdings, Inc. (a)	225,100	11,500,359
Lockheed Martin Corp.	522,400	26,762,551
Mercury Computer Systems, Inc. (a)	86,400	1,900,800
Northrop Grumman Corp.	273,424	26,106,524
Precision Castparts Corp.	368,600	13,048,440
Raytheon Co.	407,152	13,053,293
Triumph Group, Inc. (a)	70,900	2,239,022
United Defense Industries, Inc. (a)	448,200	12,684,060
United Technologies Corp.	179,800	14,428,950
TOTAL AEROSPACE & DEFENSE		195,420,615
AIRLINES - 0.0%
JetBlue Airways Corp. (a)	200	10,724
COMMUNICATIONS EQUIPMENT - 6.9%
Anaren, Inc. (a)	110,700	1,327,293
Harris Corp.	390,000	12,948,000
Loral Space & Communications Ltd. (a)	215,940	45,347
REMEC, Inc. (a)	222,450	2,015,397
ViaSat, Inc. (a)	133,900	2,130,349
TOTAL COMMUNICATIONS EQUIPMENT		18,466,386
ELECTRICAL EQUIPMENT - 1.0%
Rockwell Automation, Inc.	98,950	2,693,419
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.3%
California Amplifier, Inc. (a)	345	1,432
Trimble Navigation Ltd. (a)	131,500	3,517,625
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		3,519,057
INDUSTRIAL CONGLOMERATES - 0.7%
Tyco International Ltd.	96,400	1,983,912
IT SERVICES - 2.2%
Affiliated Computer Services, Inc. Class A (a)	14,600	724,306
Computer Sciences Corp. (a)	16,300	693,891

	Shares	Value (Note 1)
ManTech International Corp. Class A (a)	31,400	$ 716,862
Titan Corp.	242,800	3,904,224
TOTAL IT SERVICES		6,039,283
MEDIA - 13.6%
British Sky Broadcasting Group PLC (BSkyB) sponsored ADR (a)	61,700	2,621,016
EchoStar Communications Corp. Class A (a)	95,900	3,538,710
General Motors Corp. Class H (a)	1,370,000	20,467,800
PanAmSat Corp. (a)	621,900	9,832,239
TOTAL MEDIA		36,459,765
TOTAL COMMON STOCKS (Cost $246,485,064)		264,593,161
Money Market Funds - 9.7%

Fidelity Cash Central Fund, 1.11% (b)	1,935,715	1,935,715
Fidelity Securities Lending Cash Central Fund, 1.12% (b)	24,050,000	24,050,000
TOTAL MONEY MARKET FUNDS (Cost $25,985,715)		25,985,715
TOTAL INVESTMENT PORTFOLIO - 108.0% (Cost $272,470,779)	290,578,876
NET OTHER ASSETS - (8.0)%	(21,559,209)
NET ASSETS - 100%	$ 269,019,667
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $31,742,559 and $92,703,054, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $7,563 for the period.
Income Tax Information
At February 28, 2003, the fund had a capital loss carryforward of approximately $14,935,000 of which $571,000 and $14,364,000 will expire on February 28, 2010 and 2011, respectively.
The fund intends to elect to defer to its fiscal year ending February 29, 2004 approximately $13,914,000 of losses recognized during the period November 1, 2002 to February 28, 2003.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Defense and Aerospace Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $23,647,000) (cost $272,470,779) - See accompanying schedule		$ 290,578,876
Receivable for investments sold		2,349,566
Receivable for fund shares sold		1,081,979
Dividends receivable		522,330
Interest receivable		3,183
Redemption fees receivable		9
Other receivables		4,887
Total assets		294,540,830

Liabilities
Payable for investments purchased	$ 661,930
Payable for fund shares redeemed	533,675
Accrued management fee	124,804
Other payables and accrued expenses	150,754
Collateral on securities loaned, at value	24,050,000
Total liabilities		25,521,163

Net Assets		$ 269,019,667
Net Assets consist of:
Paid in capital		$ 266,277,646
Accumulated net investment loss		(206,296)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(15,159,780)
Net unrealized appreciation (depreciation) on investments		18,108,097
Net Assets, for 5,693,369 shares outstanding		$ 269,019,667
Net Asset Value and redemption price per share ($269,019,667 ÷ 5,693,369 shares)		$ 47.25
Maximum offering price per share (100/97.00 of $47.25)		$ 48.71

Statement of Operations

	Six months ended August 31, 2003 (Unaudited)

Investment Income
Dividends		$ 1,464,177
Interest		20,056
Security lending		23,236
Total income		1,507,469

Expenses
Management fee	$ 743,831
Transfer agent fees	859,519
Accounting and security lending fees	85,167
Non-interested trustees' compensation	530
Custodian fees and expenses	6,702
Registration fees	26,390
Audit	20,144
Legal	604
Miscellaneous	3,470
Total expenses before reductions	1,746,357
Expense reductions	(32,592)	1,713,765
Net investment income (loss)		(206,296)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	19,073,360
Foreign currency transactions	(6,359)
Total net realized gain (loss)		19,067,001
Change in net unrealized appreciation (depreciation) on investment securities		47,824,839
Net gain (loss)		66,891,840
Net increase (decrease) in net assets resulting from operations		$ 66,685,544
Other Information
Sales charges paid to FDC		$ 150,402
Deferred sales charges withheld by FDC		$ 1,034
Exchange fees withheld by FSC		$ 8,025

See accompanying notes which are an integral part of the financial statements.

Cyclicals Sector

Statement of Changes in Net Assets

	Six months ended August 31, 2003 (Unaudited)	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (206,296)	$ 9,481
Net realized gain (loss)	19,067,001	(30,046,047)
Change in net unrealized appreciation (depreciation)	47,824,839	(66,655,713)
Net increase (decrease) in net assets resulting from operations	66,685,544	(96,692,279)
Distributions to shareholders from net investment income	-	(310,532)
Share transactions Net proceeds from sales of shares	35,156,102	419,033,641
Reinvestment of distributions	-	300,378
Cost of shares redeemed	(97,151,851)	(345,149,163)
Net increase (decrease) in net assets resulting from share transactions	(61,995,749)	74,184,856
Redemption fees	28,759	287,781
Total increase (decrease) in net assets	4,718,554	(22,530,174)

Net Assets
Beginning of period	264,301,113	286,831,287
End of period (including accumulated net investment loss of $206,296 and $0, respectively)	$ 269,019,667	$ 264,301,113
Other Information Shares
Sold	862,484	9,168,302
Issued in reinvestment of distributions	-	6,191
Redeemed	(2,449,225)	(8,119,537)
Net increase (decrease)	(1,586,741)	1,054,956

Financial Highlights

	Six months ended August 31, 2003	Years ended February 28,
	(Unaudited)	2003	2002	2001	2000G	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 36.30	$ 46.08	$ 42.83	$ 34.36	$ 33.85	$ 37.57
Income from Investment Operations
Net investment income (loss)E	(.03)	-H	.15	.03	(.15)	(.19)
Net realized and unrealized gain (loss)	10.98	(9.77)	3.59	10.19	1.14	(3.61)
Total from investment operations	10.95	(9.77)	3.74	10.22	.99	(3.80)
Distributions from net investment income	-	(.04)	(.05)	(.02)	-	-
Distributions from net realized gain	-	-	(.49)	(1.81)	(.59)	-
Total distributions	-	(.04)	(.54)	(1.83)	(.59)	-
Redemption fees added to paid in capitalE	-H	.03	.05	.08	.11	.08
Net asset value, end of period	$ 47.25	$ 36.30	$ 46.08	$ 42.83	$ 34.36	$ 33.85
Total ReturnB,C,D	30.17%	(21.16)%	9.09%	30.45%	3.24%	(9.90)%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.37%A	1.25%	1.23%	1.52%	1.61%	1.48%
Expenses net of voluntary waivers, if any	1.37%A	1.25%	1.23%	1.52%	1.61%	1.48%
Expenses net of all reductions	1.34%A	1.21%	1.19%	1.49%	1.59%	1.42%
Net investment income (loss)	(.16)%A	-	.37%	.08%	(.42)%	(.53)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 269,020	$ 264,301	$ 286,831	$ 78,270	$ 21,406	$ 28,497
Portfolio turnover rate	25%A	79%	76%	119%	146%	221%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. G For the year ended February 29. H Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Environmental Portfolio

Investment Summary

Top Ten Stocks as of August 31, 2003
% of fund's net assets
Waste Management, Inc.	8.5
Donaldson Co., Inc.	7.6
Waste Connections, Inc.	6.8
Republic Services, Inc.	6.5
Whole Foods Market, Inc.	5.9
Pall Corp.	5.3
Stericycle, Inc.	5.2
Millipore Corp.	4.4
ESCO Technologies, Inc.	4.4
Thermo Electron Corp.	4.3
58.9
Top Industries as of August 31, 2003
% of fund's net assets
Commercial Services & Supplies	35.7%
Machinery	27.7%
Food & Staples Retailing	7.0%
Chemicals	4.5%
Health Care Equipment & Supplies	4.4%
All Others*	20.7%

* Includes short-term investments and net other assets.

Semiannual Report

Environmental Portfolio

Investments August 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (Note 1)
CHEMICALS - 4.5%
Ecolab, Inc.	18,000	$ 464,220
Headwaters, Inc. (a)	6,600	92,004
TOTAL CHEMICALS		556,224
COMMERCIAL SERVICES & SUPPLIES - 35.7%
Allied Waste Industries, Inc. (a)	16,560	183,154
Bennett Environmental, Inc. (a)	15,000	207,177
HON Industries, Inc.	2,900	106,488
Ionics, Inc. (a)	9,100	200,200
Republic Services, Inc.	32,500	800,150
Stericycle, Inc. (a)	13,400	643,066
Tetra Tech, Inc. (a)	19,800	378,774
Waste Connections, Inc. (a)	23,900	841,997
Waste Management, Inc.	39,793	1,058,891
TOTAL COMMERCIAL SERVICES & SUPPLIES		4,419,897
COMPUTERS & PERIPHERALS - 2.1%
Hutchinson Technology, Inc. (a)	3,000	94,890
Komag, Inc. (a)	4,100	59,245
Seagate Technology	4,500	103,545
TOTAL COMPUTERS & PERIPHERALS		257,680
ELECTRONIC EQUIPMENT & INSTRUMENTS - 4.3%
Thermo Electron Corp. (a)	23,550	536,705
ENERGY EQUIPMENT & SERVICES - 3.7%
Newpark Resources, Inc. (a)	96,100	461,280
FOOD & STAPLES RETAILING - 7.0%
United Natural Foods, Inc. (a)	4,600	136,850
Whole Foods Market, Inc. (a)	13,400	726,414
TOTAL FOOD & STAPLES RETAILING		863,264
FOOD PRODUCTS - 1.9%
Green Mountain Coffee Roasters, Inc. (a)	10,100	199,374
Stake Technology Ltd. (a)	4,000	31,277
TOTAL FOOD PRODUCTS		230,651
HEALTH CARE EQUIPMENT & SUPPLIES - 4.4%
Millipore Corp. (a)	12,100	549,340
HOUSEHOLD DURABLES - 0.5%
Leggett & Platt, Inc.	2,600	60,216
MACHINERY - 27.7%
CLARCOR, Inc.	8,900	381,276
CUNO, Inc. (a)	12,600	530,964
Danaher Corp.	3,700	285,825
Donaldson Co., Inc.	17,200	944,280
ESCO Technologies, Inc. (a)	11,500	541,075

	Shares	Value (Note 1)
Kadant, Inc. (a)	4,706	$ 88,943
Pall Corp.	26,200	655,000
TOTAL MACHINERY		3,427,363
PAPER & FOREST PRODUCTS - 0.9%
Bowater, Inc.	900	38,979
International Paper Co.	1,700	68,935
TOTAL PAPER & FOREST PRODUCTS		107,914
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.1%
Asyst Technologies, Inc. (a)	10,400	145,600
Mykrolis Corp. (a)	9,000	113,400
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		259,000
SPECIALTY RETAIL - 3.5%
Select Comfort Corp. (a)	18,700	435,523
TOTAL COMMON STOCKS (Cost $11,528,678)		12,165,057
Money Market Funds - 8.4%

Fidelity Cash Central Fund, 1.11% (b)	240,884	240,884
Fidelity Securities Lending Cash Central Fund, 1.12% (b)	799,300	799,300
TOTAL MONEY MARKET FUNDS (Cost $1,040,184)		1,040,184
TOTAL INVESTMENT PORTFOLIO - 106.7% (Cost $12,568,862)	13,205,241
NET OTHER ASSETS - (6.7)%	(834,115)
NET ASSETS - 100%	$ 12,371,126
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $4,620,384 and $4,741,788, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,441 for the period.
Income Tax Information
At February 28, 2003, the fund had a capital loss carryforward of approximately $2,190,000 of which $253,000 and $1,937,000 will expire on February 28, 2010 and 2011, respectively.
The fund intends to elect to defer to its fiscal year ending February 29, 2004 approximately $800,000 of losses recognized during the period November 1, 2002 to February 28, 2003.

See accompanying notes which are an integral part of the financial statements.

Cyclicals Sector

Environmental Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $774,750) (cost $12,568,862) - See accompanying schedule		$ 13,205,241
Cash		6,694
Receivable for fund shares sold		5,996
Dividends receivable		2,059
Interest receivable		165
Receivable from investment adviser for expense reductions		688
Other receivables		303
Total assets		13,221,146

Liabilities
Payable for fund shares redeemed	$ 10,442
Accrued management fee	5,727
Other payables and accrued expenses	34,551
Collateral on securities loaned, at value	799,300
Total liabilities		850,020

Net Assets		$ 12,371,126
Net Assets consist of:
Paid in capital		$ 16,057,177
Accumulated net investment loss		(123,986)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,198,444)
Net unrealized appreciation (depreciation) on investments		636,379
Net Assets, for 1,011,305 shares outstanding		$ 12,371,126
Net Asset Value and redemption price per share ($12,371,126 ÷ 1,011,305 shares)		$ 12.23
Maximum offering price per share (100/97.00 of $12.23)		$ 12.61

Statement of Operations

	Six months ended August 31, 2003 (Unaudited)

Investment Income
Dividends		$ 14,254
Interest		2,251
Security lending		1,331
Total income		17,836

Expenses
Management fee	$ 33,029
Transfer agent fees	61,612
Accounting and security lending fees	30,492
Non-interested trustees' compensation	22
Custodian fees and expenses	4,785
Registration fees	11,507
Audit	20,034
Legal	111
Miscellaneous	110
Total expenses before reductions	161,702
Expense reductions	(19,880)	141,822
Net investment income (loss)		(123,986)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(482,377)
Foreign currency transactions	171
Total net realized gain (loss)		(482,206)
Change in net unrealized appreciation (depreciation) on: Investment securities	3,221,781
Assets and liabilities in foreign currencies	(72)
Total change in net unrealized appreciation (depreciation)		3,221,709
Net gain (loss)		2,739,503
Net increase (decrease) in net assets resulting from operations		$ 2,615,517
Other Information
Sales charges paid to FDC		$ 6,791
Deferred sales charges withheld by FDC		$ 451
Exchange fees withheld by FSC		$ 180

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Environmental Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2003 (Unaudited)	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (123,986)	$ (233,259)
Net realized gain (loss)	(482,206)	(1,517,230)
Change in net unrealized appreciation (depreciation)	3,221,709	(162,529)
Net increase (decrease) in net assets resulting from operations	2,615,517	(1,913,018)
Share transactions Net proceeds from sales of shares	2,923,810	11,704,469
Cost of shares redeemed	(3,157,311)	(12,288,494)
Net increase (decrease) in net assets resulting from share transactions	(233,501)	(584,025)
Redemption fees	2,167	13,282
Total increase (decrease) in net assets	2,384,183	(2,483,761)

Net Assets
Beginning of period	9,986,943	12,470,704
End of period (including accumulated net investment loss of $123,986 and $0, respectively).	$ 12,371,126	$ 9,986,943
Other Information Shares
Sold	273,359	1,123,278
Redeemed	(291,083)	(1,170,975)
Net increase (decrease)	(17,724)	(47,697)

Financial Highlights

	Six months ended August 31, 2003	Years ended February 28,
	(Unaudited)	2003	2002	2001	2000G	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 9.71	$ 11.58	$ 12.98	$ 9.57	$ 12.77	$ 16.46
Income from Investment Operations
Net investment income (loss) E	(.12)	(.20)	(.17)	(.13)	(.21)	(.18)
Net realized and unrealized gain (loss)	2.64	(1.68)	(1.25)	3.51	(3.03)	(3.50)
Total from investment operations	2.52	(1.88)	(1.42)	3.38	(3.24)	(3.68)
Distributions in excess of net realized gain	-	-	-	-	(.01)	(.03)
Redemption fees added to paid in capital E	- H	.01	.02	.03	.05	.02
Net asset value, end of period	$ 12.23	$ 9.71	$ 11.58	$ 12.98	$ 9.57	$ 12.77
Total Return B, C, D	25.95%	(16.15)%	(10.79)%	35.63%	(25.00)%	(22.23)%
Ratios to Average Net Assets F
Expenses before expense reductions	2.85% A	2.64%	2.00%	1.92%	2.47%	2.20%
Expenses net of voluntary waivers, if any	2.50% A	2.50%	2.00%	1.92%	2.47%	2.20%
Expenses net of all reductions	2.50% A	2.45%	1.98%	1.88%	2.39%	2.16%
Net investment income (loss)	(2.18)% A	(1.92)%	(1.32)%	(1.17)%	(1.76)%	(1.23)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,371	$ 9,987	$ 12,471	$ 24,668	$ 17,553	$ 15,534
Portfolio turnover rate	84%A	67%	109%	168%	206%	123%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.
G For the year ended February 29. H Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Cyclicals Sector

Industrial Equipment Portfolio

Investment Summary

Top Ten Stocks as of August 31, 2003
% of fund's net assets
Tyco International Ltd.	9.6
Caterpillar, Inc.	5.9
AGCO Corp.	5.4
Illinois Tool Works, Inc.	5.3
United Technologies Corp.	4.3
American Standard Companies, Inc.	4.3
Terex Corp.	3.9
Eaton Corp.	3.9
General Electric Co.	3.8
Ingersoll-Rand Co. Ltd. Class A	3.7
50.1
Top Industries as of August 31, 2003
% of fund's net assets
Machinery	49.4%
Industrial Conglomerates	15.9%
Aerospace & Defense	6.8%
Building Products	5.2%
Trading Companies & Distributors	5.0%
All Others *	17.7%

* Includes short-term investments and net other assets.

Semiannual Report

Industrial Equipment Portfolio

Investments August 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value (Note 1)
AEROSPACE & DEFENSE - 6.8%
Bombardier, Inc. Class B (sub. vtg.)	63,800	$ 244,596
Honeywell International, Inc.	5,000	144,950
Lockheed Martin Corp.	4,000	204,920
United Defense Industries, Inc. (a)	13,600	384,880
United Technologies Corp.	20,600	1,653,150
TOTAL AEROSPACE & DEFENSE		2,632,496
AUTO COMPONENTS - 0.2%
American Axle & Manufacturing Holdings, Inc. (a)	2,000	65,000
BUILDING PRODUCTS - 5.2%
American Standard Companies, Inc. (a)	20,500	1,643,895
Masco Corp.	5,200	128,908
York International Corp.	6,700	216,276
TOTAL BUILDING PRODUCTS		1,989,079
CHEMICALS - 0.4%
Praxair, Inc.	2,500	159,550
COMMERCIAL SERVICES & SUPPLIES - 0.5%
United Rentals, Inc. (a)	12,400	209,312
CONSTRUCTION & ENGINEERING - 1.2%
EMCOR Group, Inc. (a)	1,600	70,512
Granite Construction, Inc.	9,400	182,924
URS Corp. (a)	9,900	226,017
TOTAL CONSTRUCTION & ENGINEERING		479,453
CONSTRUCTION MATERIALS - 0.2%
Martin Marietta Materials, Inc.	1,700	64,991
ELECTRICAL EQUIPMENT - 4.6%
Cooper Industries Ltd. Class A	4,600	234,094
Emerson Electric Co.	24,300	1,354,968
Hubbell, Inc. Class B	2,700	107,892
Rockwell Automation, Inc.	900	24,498
Thomas & Betts Corp. (a)	4,200	71,736
TOTAL ELECTRICAL EQUIPMENT		1,793,188
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.0%
Symbol Technologies, Inc.	10,500	142,170
Vishay Intertechnology, Inc. (a)	14,300	235,521
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		377,691
ENERGY EQUIPMENT & SERVICES - 2.0%
Weatherford International Ltd. (a)	20,800	781,664
HEALTH CARE EQUIPMENT & SUPPLIES - 0.3%
Varian Medical Systems, Inc. (a)	2,000	111,700

	Shares	Value (Note 1)
HOUSEHOLD DURABLES - 0.9%
Maytag Corp.	2,600	$ 70,460
Toro Co.	4,200	197,316
Whirlpool Corp.	1,200	83,496
TOTAL HOUSEHOLD DURABLES		351,272
INDUSTRIAL CONGLOMERATES - 15.9%
Carlisle Companies, Inc.	3,100	141,019
General Electric Co.	49,950	1,477,022
Textron, Inc.	17,900	805,500
Tyco International Ltd.	180,700	3,718,806
TOTAL INDUSTRIAL CONGLOMERATES		6,142,347
IT SERVICES - 1.0%
Titan Corp.	23,700	381,096
MACHINERY - 49.4%
Actuant Corp. Class A (a)	3,000	154,470
AGCO Corp. (a)	94,900	2,095,392
Albany International Corp. Class A	2,400	73,344
Astec Industries, Inc. (a)	1,300	14,599
Caterpillar, Inc.	31,600	2,269,828
Crane Co.	900	23,031
Cummins, Inc.	5,800	289,072
Danaher Corp.	12,400	957,900
Deere & Co.	4,400	248,644
Donaldson Co., Inc.	5,200	285,480
Dover Corp.	5,600	212,912
Eaton Corp.	15,900	1,488,876
Graco, Inc.	3,700	146,113
Harsco Corp.	1,700	66,283
IDEX Corp.	2,600	100,828
Illinois Tool Works, Inc.	28,500	2,060,265
Ingersoll-Rand Co. Ltd. Class A	23,800	1,416,576
ITT Industries, Inc.	14,500	943,660
Kennametal, Inc.	11,568	454,854
Manitowoc Co., Inc.	15,600	398,580
Navistar International Corp. (a)	13,900	621,747
Oshkosh Truck Co.	9,600	375,648
PACCAR, Inc.	2,400	204,480
Parker Hannifin Corp.	27,000	1,337,040
Pentair, Inc.	17,600	753,280
Terex Corp. (a)	65,800	1,519,980
Timken Co.	34,300	572,810
Wabash National Corp. (a)	200	3,570
TOTAL MACHINERY		19,089,262
OFFICE ELECTRONICS - 2.1%
Xerox Corp. (a)	76,200	821,436
ROAD & RAIL - 0.0%
Marten Transport Ltd. (a)	500	11,875
Common Stocks - continued
	Shares	Value (Note 1)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.0%
ASML Holding NV (NY Shares) (a)	49,200	$ 782,280
TRADING COMPANIES & DISTRIBUTORS - 5.0%
Fastenal Co.	29,900	1,208,857
Finning International, Inc.	1,200	27,794
W.W. Grainger, Inc.	13,700	682,671
TOTAL TRADING COMPANIES & DISTRIBUTORS		1,919,322
TOTAL COMMON STOCKS (Cost $32,388,029)		38,163,014
Money Market Funds - 8.3%

Fidelity Cash Central Fund, 1.11% (b)	2,051,593	2,051,593
Fidelity Securities Lending Cash Central Fund, 1.12% (b)	1,148,000	1,148,000
TOTAL MONEY MARKET FUNDS (Cost $3,199,593)		3,199,593
TOTAL INVESTMENT PORTFOLIO - 107.0% (Cost $35,587,622)		41,362,607
NET OTHER ASSETS - (7.0)%		(2,701,419)
NET ASSETS - 100%		$ 38,661,188
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $21,125,659 and $7,500,584, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,573 for the period.
Income Tax Information
At February 28, 2003, the fund had a capital loss carryforward of approximately $3,559,000 of which $2,381,000 and $1,178,000 will expire on February 28, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Cyclicals Sector

Industrial Equipment Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,132,040) (cost $35,587,622) - See accompanying schedule		$ 41,362,607
Receivable for fund shares sold		442,641
Dividends receivable		31,257
Interest receivable		1,474
Redemption fees receivable		29
Other receivables		288
Total assets		41,838,296

Liabilities
Payable for investments purchased	$ 1,883,101
Payable for fund shares redeemed	97,192
Accrued management fee	15,766
Other payables and accrued expenses	33,049
Collateral on securities loaned, at value	1,148,000
Total liabilities		3,177,108

Net Assets		$ 38,661,188
Net Assets consist of:
Paid in capital		$ 37,259,916
Accumulated net investment loss		(42,040)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,331,677)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,774,989
Net Assets, for 1,835,751 shares outstanding		$ 38,661,188
Net Asset Value and redemption price per share ($38,661,188 ÷ 1,835,751 shares)		$ 21.06
Maximum offering price per share (100/97.00 of $21.06)		$ 21.71

Statement of Operations

	Six months ended August 31, 2003 (Unaudited)

Investment Income
Dividends		$ 144,129
Interest		7,197
Security lending		1,268
Total income		152,594

Expenses
Management fee	$ 71,609
Transfer agent fees	59,664
Accounting and security lending fees	30,499
Non-interested trustees' compensation	44
Custodian fees and expenses	4,530
Registration fees	11,967
Audit	20,063
Legal	99
Miscellaneous	188
Total expenses before reductions	198,663
Expense reductions	(4,029)	194,634
Net investment income (loss)		(42,040)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	268,357
Foreign currency transactions	3,847
Total net realized gain (loss)		272,204
Change in net unrealized appreciation (depreciation) on: Investment securities	7,019,061
Assets and liabilities in foreign currencies	4
Total change in net unrealized appreciation (depreciation)		7,019,065
Net gain (loss)		7,291,269
Net increase (decrease) in net assets resulting from operations		$ 7,249,229
Other Information
Sales charges paid to FDC		$ 20,764
Deferred sales charges withheld by FDC		$ 100
Exchange fees withheld by FSC		$ 105

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Industrial Equipment Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2003 (Unaudited)	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (42,040)	$ (129,905)
Net realized gain (loss)	272,204	(2,106,031)
Change in net unrealized appreciation (depreciation)	7,019,065	(5,125,556)
Net increase (decrease) in net assets resulting from operations	7,249,229	(7,361,492)
Share transactions Net proceeds from sales of shares	18,062,170	11,370,302
Cost of shares redeemed	(4,117,939)	(11,339,800)
Net increase (decrease) in net assets resulting from share transactions	13,944,231	30,502
Redemption fees	8,942	15,115
Total increase (decrease) in net assets	21,202,402	(7,315,875)

Net Assets
Beginning of period	17,458,786	24,774,661
End of period (including accumulated net investment loss of $42,040 and $0, respectively)	$ 38,661,188	$ 17,458,786
Other Information Shares
Sold	971,905	561,801
Redeemed	(227,451)	(569,419)
Net increase (decrease)	744,454	(7,618)

Financial Highlights

	Six months ended August 31, 2003	Years ended February 28,
	(Unaudited)	2003	2002	2001	2000 G	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 16.00	$ 22.54	$ 21.69	$ 26.38	$ 25.23	$ 25.91
Income from Investment Operations
Net investment income (loss) E	(.03)	(.12)	(.03)	(.02)	.02	(.04)
Net realized and unrealized gain (loss)	5.08	(6.43)	.88	(2.03)	4.44	.25
Total from investment operations	5.05	(6.55)	.85	(2.05)	4.46	.21
Distributions from net investment income	-	-	-	-	(.01)	-
Distributions from net realized gain	-	-	(.03)	(2.67)	(3.34)	(.92)
Total distributions	-	-	(.03)	(2.67)	(3.35)	(.92)
Redemption fees added to paid in capital E	.01	.01	.03	.03	.04	.03
Net asset value, end of period	$ 21.06	$ 16.00	$ 22.54	$ 21.69	$ 26.38	$ 25.23
Total Return B, C, D	31.63%	(29.02)%	4.07%	(7.69)%	18.98%	1.00%
Ratios to Average Net Assets F
Expenses before expense reductions	1.61% A	1.77%	1.46%	1.48%	1.43%	1.43%
Expenses net of voluntary waivers, if any	1.61% A	1.77%	1.46%	1.48%	1.43%	1.43%
Expenses net of all reductions	1.58% A	1.76%	1.45%	1.48%	1.41%	1.41%
Net investment income (loss)	(.34)% A	(.62)%	(.16)%	(.06)%	.06%	(.16)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,661	$ 17,459	$ 24,775	$ 21,392	$ 26,117	$ 31,573
Portfolio turnover rate	61% A	123%	131%	48%	119%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. G For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Cyclicals Sector

Industrial Materials Portfolio

Investment Summary

Top Ten Stocks as of August 31, 2003
% of fund's net assets
Alcan, Inc.	6.8
AUR Resources, Inc.	5.6
Pope & Talbot, Inc.	5.0
Freeport-McMoRan Copper & Gold, Inc. Class B	4.9
Phelps Dodge Corp.	4.6
Dow Chemical Co.	4.5
Inco Ltd.	4.1
International Paper Co.	3.9
Bowater, Inc.	3.7
3M Co.	3.6
46.7
Top Industries as of August 31, 2003
% of fund's net assets
Metals & Mining	49.2%
Chemicals	16.4%
Paper & Forest Products	14.7%
Containers & Packaging	6.0%
Industrial Conglomerates	3.6%
All Others *	10.1%

* Includes short-term investments and net other assets.

Semiannual Report

Industrial Materials Portfolio

Investments August 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.7%
	Shares	Value (Note 1)
CHEMICALS - 16.4%
Albemarle Corp.	5,200	$ 145,340
Cytec Industries, Inc. (a)	2,000	74,980
Dow Chemical Co.	57,600	1,988,928
Engelhard Corp.	7,900	221,753
Ferro Corp.	5,900	134,107
Georgia Gulf Corp.	26,800	598,980
Methanex Corp.	126,600	1,269,610
Millennium Chemicals, Inc.	25,700	278,074
Minerals Technologies, Inc.	1,400	70,770
PPG Industries, Inc.	18,000	988,380
Praxair, Inc.	22,100	1,410,422
TOTAL CHEMICALS		7,181,344
CONSTRUCTION MATERIALS - 2.4%
Florida Rock Industries, Inc.	2,600	135,070
Lafarge North America, Inc.	3,995	136,789
Martin Marietta Materials, Inc.	19,000	726,370
Vulcan Materials Co.	1,400	57,974
TOTAL CONSTRUCTION MATERIALS		1,056,203
CONTAINERS & PACKAGING - 6.0%
Ball Corp.	25	1,320
Bemis Co., Inc.	1,100	49,797
Owens-Illinois, Inc. (a)	32,600	373,270
Packaging Corp. of America (a)	34,200	688,788
Pactiv Corp. (a)	27,300	548,184
Smurfit-Stone Container Corp. (a)	55,700	878,946
Temple-Inland, Inc.	1,300	64,714
TOTAL CONTAINERS & PACKAGING		2,605,019
INDUSTRIAL CONGLOMERATES - 3.6%
3M Co.	11,200	1,595,664
METALS & MINING - 49.2%
Agnico-Eagle Mines Ltd.	61,230	887,250
Alcan, Inc.	82,000	2,973,801
Alcoa, Inc.	12,098	345,519
AUR Resources, Inc. (a)	727,300	2,441,749
Cameco Corp.	9,900	343,092
Century Aluminum Co.	82,000	758,500
Compania de Minas Buenaventura SA sponsored ADR	23,000	878,370
Falconbridge Ltd.	24,900	364,947
Freeport-McMoRan Copper & Gold, Inc. Class B	72,300	2,169,000
Inco Ltd. (a)	71,000	1,794,159
JSC MMC 'Norilsk Nickel' sponsored ADR	24,300	965,925
Lionore Mining International Ltd. (a)	252,000	1,219,017
Newmont Mining Corp. Holding Co.	31,500	1,236,690
Nucor Corp.	12,500	642,625

	Shares	Value (Note 1)
Phelps Dodge Corp. (a)	42,400	$ 2,034,776
Rio Tinto PLC sponsored ADR	8,700	770,298
Royal Gold, Inc.	19,300	472,271
SouthernEra Resources Ltd. (a)	281,600	1,250,381
TOTAL METALS & MINING		21,548,370
PAPER & FOREST PRODUCTS - 14.7%
Abitibi-Consolidated, Inc.	52,700	398,755
Bowater, Inc.	37,100	1,606,801
Domtar, Inc.	9,900	114,650
International Forest Products (Interfor) Class A (a)	50,800	212,729
International Paper Co.	42,300	1,715,265
Norske Skog Canada Ltd. (a)	20,100	58,774
Pope & Talbot, Inc.	169,600	2,179,360
Tembec, Inc. (a)	18,300	124,858
TOTAL PAPER & FOREST PRODUCTS		6,411,192
ROAD & RAIL - 2.4%
Canadian National Railway Co.	19,800	1,060,441
TOTAL COMMON STOCKS (Cost $37,602,956)		41,458,233
Money Market Funds - 18.3%

Fidelity Cash Central Fund, 1.11% (b)	2,403,879	2,403,879
Fidelity Securities Lending Cash Central Fund, 1.12% (b)	5,593,250	5,593,250
TOTAL MONEY MARKET FUNDS (Cost $7,997,129)		7,997,129
TOTAL INVESTMENT PORTFOLIO - 113.0% (Cost $45,600,085)		49,455,362
NET OTHER ASSETS - (13.0)%		(5,703,388)
NET ASSETS - 100%		$ 43,751,974
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $24,483,052 and $29,083,445, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,161 for the period.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	60.8%
Canada	33.2%
Russia	2.2%
Peru	2.0%
United Kingdom	1.8%
100.0%
Income Tax Information

At February 28, 2003, the fund had a capital loss carryforward of approximately $8,086,000 of which $840,000, $1,365,000, $1,706,000, $1,849,000 and $2,326,000 will expire on February 28, 2007, February 29, 2008, February 28, 2009, 2010 and 2011, respectively.

The fund intends to elect to defer to its fiscal year ending February 29, 2004 approximately $1,978,000 of losses recognized during the period November 1, 2002 to February 28, 2003.

See accompanying notes which are an integral part of the financial statements.

Cyclicals Sector

Industrial Materials Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,416,712) (cost $45,600,085) - See accompanying schedule		$ 49,455,362
Receivable for fund shares sold		501,791
Dividends receivable		96,697
Interest receivable		3,699
Redemption fees receivable		725
Other receivables		2,153
Total assets		50,060,427

Liabilities
Payable to custodian bank	$ 799
Payable for fund shares redeemed	668,024
Accrued management fee	18,540
Other payables and accrued expenses	27,840
Collateral on securities loaned, at value	5,593,250
Total liabilities		6,308,453

Net Assets		$ 43,751,974
Net Assets consist of:
Paid in capital		$ 48,848,952
Distributions in excess of net investment income		(51,418)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(8,900,901)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,855,341
Net Assets, for 1,541,801 shares outstanding		$ 43,751,974
Net Asset Value and redemption price per share ($43,751,974 ÷ 1,541,801 shares)		$ 28.38
Maximum offering price per share (100/97.00 of $28.38)		$ 29.26

Statement of Operations

	Six months ended August 31, 2003 (Unaudited)

Investment Income
Dividends		$ 259,237
Interest		9,275
Security lending		11,221
		279,733
Less foreign taxes withheld		(16,649)
Total income		263,084

Expenses
Management fee	$ 87,263
Transfer agent fees	92,060
Accounting and security lending fees	30,953
Non-interested trustees' compensation	63
Custodian fees and expenses	8,230
Registration fees	16,795
Audit	20,082
Legal	63
Miscellaneous	219
Total expenses before reductions	255,728
Expense reductions	(21,916)	233,812
Net investment income (loss)		29,272
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	1,659,804
Foreign currency transactions	20,626
Total net realized gain (loss)		1,680,430
Change in net unrealized appreciation (depreciation) on: Investment securities	3,322,719
Assets and liabilities in foreign currencies	(169)
Total change in net unrealized appreciation (depreciation)		3,322,550
Net gain (loss)		5,002,980
Net increase (decrease) in net assets resulting from operations		$ 5,032,252
Other Information
Sales charges paid to FDC		$ 52,340
Exchange fees withheld by FSC		$ 2,595

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Industrial Materials Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2003 (Unaudited)	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 29,272	$ 56,362
Net realized gain (loss)	1,680,430	(4,102,167)
Change in net unrealized appreciation (depreciation)	3,322,550	(3,660,437)
Net increase (decrease) in net assets resulting from operations	5,032,252	(7,706,242)
Distributions to shareholders from net investment income	(95,211)	(445,684)
Share transactions Net proceeds from sales of shares	25,253,292	92,824,975
Reinvestment of distributions	91,556	429,170
Cost of shares redeemed	(27,818,892)	(71,365,294)
Net increase (decrease) in net assets resulting from share transactions	(2,474,044)	21,888,851
Redemption fees	13,709	77,036
Total increase (decrease) in net assets	2,476,706	13,813,961

Net Assets
Beginning of period	41,275,268	27,461,307
End of period (including distributions in excess of net investment income of $51,418 and undistributed net investment income of $14,521, respectively)	$ 43,751,974	$ 41,275,268
Other Information Shares
Sold	964,318	3,545,040
Issued in reinvestment of distributions	3,950	18,263
Redeemed	(1,158,389)	(2,892,013)
Net increase (decrease)	(190,121)	671,290

Financial Highlights

	Six months ended August 31, 2003	Years ended February 28,
	(Unaudited)	2003	2002	2001	2000 H	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 23.83	$ 25.89	$ 23.11	$ 19.64	$ 20.32	$ 25.00
Income from Investment Operations
Net investment income (loss) E	.02	.04 F	.10	.16	.05	(.12)
Net realized and unrealized gain (loss)	4.60	(1.69)	2.81	3.33	(.89)	(4.60)
Total from investment operations	4.62	(1.65)	2.91	3.49	(.84)	(4.72)
Distributions from net investment income	(.08)	(.46)	(.20)	(.11)	(.03)	-
Redemption fees added to paid in capital E	.01	.05	.07	.09	.19	.04
Net asset value, end of period	$ 28.38	$ 23.83	$ 25.89	$ 23.11	$ 19.64	$ 20.32
Total Return B, C, D	19.50%	(6.16)%	12.98%	18.28%	(3.22)%	(18.72)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.71% A	1.57%	1.57%	1.80%	1.92%	2.07%
Expenses net of voluntary waivers, if any	1.71% A	1.57%	1.57%	1.80%	1.92%	2.07%
Expenses net of all reductions	1.56% A	1.42%	1.49%	1.78%	1.89%	2.04%
Net investment income (loss)	.20% A	.16%	.42%	.75%	.21%	(.52)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 43,752	$ 41,275	$ 27,461	$ 31,721	$ 20,627	$ 11,162
Portfolio turnover rate	161% A	226%	230%	141%	257%	82%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.07 per share. G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. H For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Cyclicals Sector

Transportation Portfolio

Investment Summary

Top Ten Stocks as of August 31, 2003
% of fund's net assets
Southwest Airlines Co.	5.9
Canadian National Railway Co.	5.6
Eaton Corp.	5.6
FedEx Corp.	5.3
Union Pacific Corp.	5.1
CSX Corp.	5.0
Burlington Northern Santa Fe Corp.	4.9
United Parcel Service, Inc. Class B	4.7
Norfolk Southern Corp.	4.7
PACCAR, Inc.	3.8
50.6
Top Industries as of August 31, 2003
% of fund's net assets
Road & Rail	35.5%
Air Freight & Logistics	20.7%
Airlines	18.2%
Machinery	13.2%
Aerospace & Defense	3.5%
All Others*	8.9%

* Includes short-term investments and net other assets.

Semiannual Report

Transportation Portfolio

Investments August 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value (Note 1)
AEROSPACE & DEFENSE - 3.5%
Bombardier, Inc. Class B (sub. vtg.)	304,400	$ 1,167,008
AIR FREIGHT & LOGISTICS - 20.7%
C.H. Robinson Worldwide, Inc.	22,900	869,513
CNF, Inc.	14,100	418,770
EGL, Inc. (a)	10,500	186,060
Expeditors International of Washington, Inc.	26,760	1,009,120
FedEx Corp.	26,100	1,751,310
Forward Air Corp. (a)	2,200	66,792
J.B. Hunt Transport Services, Inc. (a)	9,700	482,090
Pacer International, Inc. (a)	8,900	177,110
Ryder System, Inc.	9,700	291,291
United Parcel Service, Inc. Class B	25,000	1,569,000
TOTAL AIR FREIGHT & LOGISTICS		6,821,056
AIRLINES - 18.2%
AirTran Holdings, Inc. (a)	73,700	989,791
Alaska Air Group, Inc. (a)	30,200	833,218
AMR Corp. (a)	44,500	489,500
Atlantic Coast Airlines Holdings, Inc. (a)	7,400	59,126
Continental Airlines, Inc. Class B (a)	16,700	254,842
Delta Air Lines, Inc.	28,000	360,360
JetBlue Airways Corp. (a)	11,750	630,035
Mesa Air Group, Inc. (a)	9,100	108,017
Northwest Airlines Corp. (a)	25,100	225,147
SkyWest, Inc.	5,000	87,400
Southwest Airlines Co.	114,887	1,963,417
TOTAL AIRLINES		6,000,853
DIVERSIFIED FINANCIAL SERVICES - 1.0%
GATX Corp.	15,400	326,172
IT SERVICES - 2.5%
Sabre Holdings Corp. Class A	37,080	838,750
MACHINERY - 13.2%
Eaton Corp.	19,700	1,844,708
Navistar International Corp. (a)	12,600	563,598
Oshkosh Truck Co.	9,200	359,996
PACCAR, Inc.	14,750	1,256,700
Trinity Industries, Inc.	13,200	347,424
TOTAL MACHINERY		4,372,426
MARINE - 1.2%
Alexander & Baldwin, Inc.	13,200	386,496
OIL & GAS - 2.7%
General Maritime Corp. (a)	11,600	140,708

	Shares	Value (Note 1)
OMI Corp. (a)	25,000	$ 178,750
Teekay Shipping Corp.	12,800	576,640
TOTAL OIL & GAS		896,098
ROAD & RAIL - 35.5%
Arkansas Best Corp.	9,700	267,138
Burlington Northern Santa Fe Corp.	56,900	1,613,115
Canadian National Railway Co.	34,700	1,858,450
Canadian Pacific Railway Ltd.	41,700	1,020,635
CSX Corp.	51,200	1,652,736
Dollar Thrifty Automotive Group, Inc. (a)	8,600	204,250
Florida East Coast Industries, Inc. Class A	3,100	95,790
Heartland Express, Inc. (a)	15,862	405,274
Kansas City Southern (a)	5,150	62,573
Knight Transportation, Inc. (a)	4,825	132,446
Landstar System, Inc. (a)	3,300	203,643
Norfolk Southern Corp.	82,000	1,561,280
Swift Transportation Co., Inc. (a)	9,841	210,499
Union Pacific Corp.	27,300	1,663,662
USF Corp.	5,800	184,730
Werner Enterprises, Inc.	18,966	469,409
Yellow Corp.	4,000	112,160
TOTAL ROAD & RAIL		11,717,790
TOTAL COMMON STOCKS (Cost $26,852,680)		32,526,649
Money Market Funds - 1.7%

Fidelity Cash Central Fund, 1.11% (b) (Cost $581,132)	581,132	581,132
Cash Equivalents - 0.1%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 0.99%, dated 8/29/03 due 9/2/03) (Cost $26,000)	$ 26,003	26,000
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $27,459,812)		33,133,781
NET OTHER ASSETS - (0.3)%		(112,342)
NET ASSETS - 100%		$ 33,021,439
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $19,580,730 and $16,505,545, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $5,917 for the period.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	85.6%
Canada	12.2%
Marshall Islands	2.2%
100.0%
Income Tax Information
At February 28, 2003, the fund had a capital loss carryforward of approximately $5,429,000 of which $2,253,000 and $3,176,000 will expire on February 28, 2010 and 2011, respectively.
The fund intends to elect to defer to its fiscal year ending February 29, 2004 approximately $894,000 of losses recognized during the period November 1, 2002 to February 28, 2003.

See accompanying notes which are an integral part of the financial statements.

Cyclicals Sector

Transportation Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $26,000) (cost $ 27,459,812) - See accompanying schedule		$ 33,133,781
Cash		992
Receivable for fund shares sold		58,528
Dividends receivable		29,284
Interest receivable		751
Other receivables		529
Total assets		33,223,865

Liabilities
Payable for investments purchased	$ 5,234
Payable for fund shares redeemed	146,883
Accrued management fee	15,977
Other payables and accrued expenses	34,332
Total liabilities		202,426

Net Assets		$ 33,021,439
Net Assets consist of:
Paid in capital		$ 29,617,123
Accumulated net investment loss		(91,370)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,178,471)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,674,157
Net Assets, for 1,058,618 shares outstanding		$ 33,021,439
Net Asset Value and redemption price per share ($33,021,439 ÷1,058,618 shares)		$ 31.19
Maximum offering price per share (100/97.00 of $31.19)		$ 32.15

Statement of Operations

	Six months ended August 31, 2003 (Unaudited)

Investment Income
Dividends		$ 149,816
Interest		8,820
Security lending		9,851
Total income		168,487

Expenses
Management fee	$ 91,962
Transfer agent fees	110,822
Accounting and security lending fees	30,674
Non-interested trustees' compensation	60
Custodian fees and expenses	6,510
Registration fees	12,314
Audit	20,088
Legal	45
Miscellaneous	273
Total expenses before reductions	272,748
Expense reductions	(12,891)	259,857
Net investment income (loss)		(91,370)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	4,378,527
Foreign currency transactions	(4,315)
Total net realized gain (loss)		4,374,212
Change in net unrealized appreciation (depreciation) on: Investment securities	4,765,139
Assets and liabilities in foreign currencies	(10)
Total change in net unrealized appreciation (depreciation)		4,765,129
Net gain (loss)		9,139,341
Net increase (decrease) in net assets resulting from operations		$ 9,047,971
Other Information
Sales charges paid to FDC		$ 32,208
Deferred sales charges withheld by FDC		$ 83
Exchange fees withheld by FSC		$ 368

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Transportation Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2003 (Unaudited)	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (91,370)	$ (232,447)
Net realized gain (loss)	4,374,212	(3,370,556)
Change in net unrealized appreciation (depreciation)	4,765,129	(6,618,510)
Net increase (decrease) in net assets resulting from operations	9,047,971	(10,221,513)
Share transactions Net proceeds from sales of shares	25,293,286	17,653,308
Cost of shares redeemed	(23,170,873)	(57,204,689)
Net increase (decrease) in net assets resulting from share transactions	2,122,413	(39,551,381)
Redemption fees	30,797	66,892
Total increase (decrease) in net assets	11,201,181	(49,706,002)
Net Assets
Beginning of period	21,820,258	71,526,260
End of period (including accumulated net investment loss of $91,370 and $0, respectively)	$ 33,021,439	$ 21,820,258
Other Information Shares
Sold	937,442	611,130
Redeemed	(835,697)	(1,964,961)
Net increase (decrease)	101,745	(1,353,831)

Financial Highlights

	Six months ended August 31, 2003	Years ended February 28,
	(Unaudited)	2003	2002	2001	2000 G	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 22.80	$ 30.95	$ 29.20	$ 20.96	$ 25.04	$ 28.34
Income from Investment Operations
Net investment income (loss) E	(.08)	(.18)	(.06)	(.06)	(.14)	(.18)
Net realized and unrealized gain (loss)	8.44	(8.02)	1.99	8.50	.93	(.58)
Total from investment operations	8.36	(8.20)	1.93	8.44	.79	(.76)
Distributions from net realized gain	-	-	(.23)	(.31)	(4.97)	(2.64)
Redemption fees added to paid in capital E	.03	.05	.05	.11	.10	.10
Net asset value, end of period	$ 31.19	$ 22.80	$ 30.95	$ 29.20	$ 20.96	$ 25.04
Total Return B, C, D	36.80%	(26.33)%	6.85%	41.09%	2.15%	(1.73)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.73% A	1.77%	1.44%	1.87%	1.77%	1.96%
Expenses net of voluntary waivers, if any	1.73% A	1.77%	1.44%	1.87%	1.77%	1.96%
Expenses net of all reductions	1.64% A	1.75%	1.40%	1.84%	1.71%	1.90%
Net investment income (loss)	(.58)% A	(.67)%	(.21)%	(.25)%	(.54)%	(.68)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,021	$ 21,820	$ 71,526	$ 57,572	$ 10,202	$ 19,855
Portfolio turnover rate	112% A	47%	155%	137%	318%	182%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.
G For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Cyclicals Sector

Banking Portfolio

Investment Summary

Top Ten Stocks as of August 31, 2003
% of fund's net assets
Bank One Corp.	9.3
Fifth Third Bancorp	8.9
Bank of America Corp.	7.8
Bank of New York Co., Inc.	6.5
J.P. Morgan Chase & Co.	6.4
Citigroup, Inc.	5.2
Wachovia Corp.	4.8
Northern Trust Corp.	4.8
Wells Fargo & Co.	4.5
Mellon Financial Corp.	4.4
62.6
Top Industries as of August 31, 2003
% of fund's net assets
Commercial Banks	61.2%
Capital Markets	24.2%
Thrifts & Mortgage Finance	8.9%
Diversified Financial Services	5.2%
IT Services	0.0%
All Others *	0.5%

* Includes short-term investments and net other assets.

Semiannual Report

Banking Portfolio

Investments August 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value (Note 1)
CAPITAL MARKETS - 24.2%
Bank of New York Co., Inc.	880,396	$ 25,901,250
Investors Financial Services Corp.	259,600	7,759,444
J.P. Morgan Chase & Co.	739,300	25,298,846
Mellon Financial Corp.	561,300	17,596,755
Northern Trust Corp.	449,900	19,003,776
SEI Investments Co.	11,300	394,370
State Street Corp.	3,000	131,850
TOTAL CAPITAL MARKETS		96,086,291
COMMERCIAL BANKS - 61.2%
AmSouth Bancorp.	37,200	801,288
Associated Banc-Corp.	86,580	3,304,759
Bank of America Corp.	389,406	30,860,426
Bank One Corp.	935,626	36,929,155
Banknorth Group, Inc.	199,900	5,617,190
BB&T Corp.	15,642	571,246
City National Corp.	83,500	4,316,950
Comerica, Inc.	2,800	138,152
Commerce Bancorp, Inc., New Jersey	49,911	2,021,396
Commerce Bancshares, Inc.	57,426	2,491,140
Compass Bancshares, Inc.	130,000	4,469,400
East West Bancorp, Inc.	20,400	904,944
Fifth Third Bancorp	598,680	35,082,648
First Commonwealth Financial Corp.	60,000	774,600
FirstMerit Corp.	900	22,797
FleetBoston Financial Corp.	231,254	6,842,806
Fulton Financial Corp.	47,840	966,368
Humboldt Bancorp	57,120	850,460
Huntington Bancshares, Inc.	129,070	2,581,400
KeyCorp	30,900	841,407
M&T Bank Corp.	117,100	9,864,504
Marshall & Ilsley Corp.	38,200	1,184,200
Mercantile Bankshares Corp.	44,238	1,807,122
National City Corp.	25,289	801,156
National Commerce Financial Corp.	201,900	5,047,500
North Fork Bancorp, Inc., New York	34,500	1,165,065
Pacific Capital Bancorp	66	2,181
Pacific Union Bank	1,408	25,851
PNC Financial Services Group, Inc.	59,600	2,836,960
Popular, Inc.	98,200	3,700,176
PrivateBancorp, Inc.	50	1,708
Santander Bancorp	53,100	1,013,148

	Shares	Value (Note 1)
Silicon Valley Bancshares (a)	38,400	$ 903,168
SouthTrust Corp.	289,790	8,401,012
SunTrust Banks, Inc.	10,047	614,173
Synovus Financial Corp.	243,500	5,953,575
TCF Financial Corp.	800	36,792
U.S. Bancorp, Delaware	269,500	6,441,050
UnionBanCal Corp.	157,134	7,377,441
Valley National Bancorp	75,400	2,119,494
Wachovia Corp.	451,953	19,049,819
Wells Fargo & Co.	353,800	17,739,532
Zions Bancorp	114,700	6,388,790
TOTAL COMMERCIAL BANKS		242,862,949
DIVERSIFIED FINANCIAL SERVICES - 5.2%
Citigroup, Inc.	469,200	20,339,820
INSURANCE - 0.0%
Travelers Property Casualty Corp.:
Class A	99	1,524
Class B	61	945
TOTAL INSURANCE		2,469
IT SERVICES - 0.0%
InterCept, Inc. (a)	3,300	42,207
THRIFTS & MORTGAGE FINANCE - 8.9%
Astoria Financial Corp.	1,200	38,568
BankAtlantic Bancorp, Inc. Class A (non-vtg.)	2,900	42,978
Countrywide Financial Corp.	12,506	848,532
Golden West Financial Corp., Delaware	160,600	13,854,962
Greenpoint Financial Corp.	31,500	1,067,220
Hawthorne Financial Corp. (a)	45,400	1,775,140
IndyMac Bancorp, Inc.	86,000	1,983,160
NetBank, Inc.	227,800	2,754,102
New York Community Bancorp, Inc.	54,900	1,688,724
R&G Financial Corp. Class B	26,800	798,640
Sovereign Bancorp, Inc.	398,700	7,846,416
W Holding Co., Inc.	142,800	2,518,992
TOTAL THRIFTS & MORTGAGE FINANCE		35,217,434
TOTAL COMMON STOCKS (Cost $275,443,884)		394,551,170
Money Market Funds - 0.4%

Fidelity Securities Lending Cash Central Fund, 1.12% (b) (Cost $1,771,000)	1,771,000	1,771,000
Cash Equivalents - 0.7%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 0.99%, dated 8/29/03 due 9/2/03) (Cost $2,741,000)	$ 2,741,301	$ 2,741,000
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $279,955,884)		399,063,170
NET OTHER ASSETS - (0.6)%		(2,379,524)
NET ASSETS - 100%		$ 396,683,646
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $65,020,077 and $105,921,061, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $25,017 for the period.
Income Tax Information
At February 28, 2003, the fund had a capital loss carryforward of approximately $4,530,000 all of which will expire on February 28, 2011.
The fund intends to elect to defer to its fiscal year ending February 29, 2004 approximately $2,463,000 of losses recognized during the period November 1, 2002 to February 28, 2003.

See accompanying notes which are an integral part of the financial statements.

Financial Services Sector

Banking Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,731,532 and repurchase agreements of $2,741,000) (cost $279,955,884) - See accompanying schedule		$ 399,063,170
Receivable for fund shares sold		100,435
Dividends receivable		551,388
Redemption fees receivable		16
Other receivables		1,410
Total assets		399,716,419

Liabilities
Payable to custodian bank	$ 1,307
Payable for fund shares redeemed	891,838
Accrued management fee	192,570
Other payables and accrued expenses	176,058
Collateral on securities loaned, at value	1,771,000
Total liabilities		3,032,773

Net Assets		$ 396,683,646
Net Assets consist of:
Paid in capital		$ 275,449,146
Undistributed net investment income		3,077,641
Accumulated undistributed net realized gain (loss) on investments		(950,427)
Net unrealized appreciation (depreciation) on investments		119,107,286
Net Assets, for 11,198,245 shares outstanding		$ 396,683,646
Net Asset Value and redemption price per share ($396,683,646 ÷ 11,198,245 shares)		$ 35.42
Maximum offering price per share (100/97.00 of $35.42)		$ 36.52

Statement of Operations

	Six months ended August 31, 2003 (Unaudited)

Investment Income
Dividends		$ 5,180,971
Interest		72,521
Security lending		7,582
Total income		5,261,074

Expenses
Management fee	$ 1,149,482
Transfer agent fees	876,715
Accounting and security lending fees	129,575
Non-interested trustees' compensation	928
Custodian fees and expenses	6,051
Registration fees	20,829
Audit	20,465
Legal	805
Miscellaneous	4,278
Total expenses before reductions	2,209,128
Expense reductions	(28,054)	2,181,074
Net investment income (loss)		3,080,000
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		7,322,941
Change in net unrealized appreciation (depreciation) on investment securities		58,756,549
Net gain (loss)		66,079,490
Net increase (decrease) in net assets resulting from operations		$ 69,159,490
Other Information
Sales charges paid to FDC		$ 150,134
Deferred sales charges withheld by FDC		$ 775
Exchange fees withheld by FSC		$ 3,240

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Banking Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2003 (Unaudited)	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,080,000	$ 6,939,879
Net realized gain (loss)	7,322,941	(3,198,488)
Change in net unrealized appreciation (depreciation)	58,756,549	(50,119,300)
Net increase (decrease) in net assets resulting from operations	69,159,490	(46,377,909)
Distributions to shareholders from net investment income	(760,227)	(4,545,468)
Share transactions Net proceeds from sales of shares	27,541,988	132,661,819
Reinvestment of distributions	719,019	4,301,230
Cost of shares redeemed	(83,133,627)	(176,600,882)
Net increase (decrease) in net assets resulting from share transactions	(54,872,620)	(39,637,833)
Redemption fees	19,336	109,932
Total increase (decrease) in net assets	13,545,979	(90,451,278)

Net Assets
Beginning of period	383,137,667	473,588,945
End of period (including undistributed net investment income of $3,077,641 and undistributed net investment income of $2,952,742, respectively)	$ 396,683,646	$ 383,137,667
Other Information Shares
Sold	836,734	3,971,002
Issued in reinvestment of distributions	23,975	137,755
Redeemed	(2,493,641)	(5,516,224)
Net increase (decrease)	(1,632,932)	(1,407,467)

Financial Highlights

	Six months ended August 31, 2003	Years ended February 28,
	(Unaudited)	2003	2002	2001	2000 G	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 29.86	$ 33.26	$ 33.40	$ 26.47	$ 41.57	$ 43.18
Income from Investment Operations
Net investment income (loss) E	.26	.50	.51	.56	.39	.39
Net realized and unrealized gain (loss)	5.36	(3.57)	(.17)	9.36	(7.74)	.91
Total from investment operations	5.62	(3.07)	.34	9.92	(7.35)	1.30
Distributions from net investment income	(.06)	(.34)	(.47)	(.60)	(.36)	(.28)
Distributions from net realized gain	-	-	(.02)	(2.10)	(7.44)	(2.66)
Distributions in excess of net realized gain	-	-	-	(.37)	-	-
Total distributions	(.06)	(.34)	(.49)	(3.07)	(7.80)	(2.94)
Redemption fees added to paid in capital E	- H	.01	.01	.08	.05	.03
Net asset value, end of period	$ 35.42	$ 29.86	$ 33.26	$ 33.40	$ 26.47	$ 41.57
Total Return B, C, D	18.86%	(9.24)%	1.07%	40.08%	22.07%	3.10%
Ratios to Average Net Assets F
Expenses before expense reductions	1.12% A	1.11%	1.11%	1.20%	1.23%	1.17%
Expenses net of voluntary waivers, if any	1.12% A	1.11%	1.11%	1.20%	1.23%	1.17%
Expenses net of all reductions	1.11% A	1.10%	1.09%	1.18%	1.19%	1.16%
Net investment income (loss)	1.56% A	1.54%	1.55%	1.86%	1.00%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 396,684	$ 383,138	$ 473,589	$ 513,838	$ 363,537	$ 925,829
Portfolio turnover rate	34% A	33%	41%	63%	94%	22%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. G For the year ended February 29. H Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Financial Services Sector

Brokerage and Investment Management Portfolio

Investment Summary

Top Ten Stocks as of August 31, 2003
% of fund's net assets
Ameritrade Holding Corp.	6.1
Merrill Lynch & Co., Inc.	5.7
Morgan Stanley	5.2
Lehman Brothers Holdings, Inc.	5.1
Legg Mason, Inc.	5.0
Federated Investors, Inc. Class B (non-vtg.)	5.0
Franklin Resources, Inc.	5.0
Goldman Sachs Group, Inc.	4.9
Bear Stearns Companies, Inc.	4.5
T. Rowe Price Group, Inc.	4.5
51.0
Top Industries as of August 31, 2003
% of fund's net assets
Capital Markets	84.1%
Diversified Financial Services	5.7%
Insurance	4.1%
Commercial Banks	3.1%
Commercial Services & Supplies	1.5%
All Others *	1.5%

* Includes short-term investments and net other assets.

Semiannual Report

Brokerage and Investment Management Portfolio

Investments August 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value (Note 1)
CAPITAL MARKETS - 84.1%
A.G. Edwards, Inc.	371,300	$ 13,366,800
Ameritrade Holding Corp. (a)	2,204,700	23,965,090
Bank of New York Co., Inc.	99,100	2,915,522
Bear Stearns Companies, Inc.	253,086	17,710,958
BlackRock, Inc. Class A	37,900	1,723,313
Charles Schwab Corp.	877,100	9,525,306
Eaton Vance Corp. (non-vtg.)	335,700	11,433,942
Federated Investors, Inc. Class B (non-vtg.)	668,850	19,637,436
Franklin Resources, Inc.	448,500	19,370,715
Gabelli Asset Management, Inc. Class A (a)	117,900	4,444,830
Goldman Sachs Group, Inc.	216,200	19,131,538
Investment Technology Group, Inc. (a)	336,350	6,135,024
J.P. Morgan Chase & Co.	398,220	13,627,088
Janus Capital Group, Inc.	712,300	12,301,421
LaBranche & Co., Inc.	440,300	7,674,429
Legg Mason, Inc.	273,432	19,640,621
Lehman Brothers Holdings, Inc.	305,300	20,067,369
Merrill Lynch & Co., Inc.	414,300	22,281,054
Morgan Stanley	418,130	20,400,563
Neuberger Berman, Inc.	311,000	12,894,060
Northern Trust Corp.	73,100	3,087,744
Raymond James Financial, Inc.	315,825	11,297,060
SEI Investments Co.	1,000	34,900
SoundView Technology Group, Inc. (a)	4,627	48,907
T. Rowe Price Group, Inc.	413,200	17,561,000
Van der Moolen Holding NV sponsored ADR	494,284	6,638,234
Waddell & Reed Financial, Inc. Class A	444,595	11,448,321
TOTAL CAPITAL MARKETS		328,363,245
COMMERCIAL BANKS - 3.1%
Bank of America Corp.	47,900	3,796,075
Bank One Corp.	96,100	3,793,067
Wells Fargo & Co.	89,800	4,502,572
TOTAL COMMERCIAL BANKS		12,091,714
COMMERCIAL SERVICES & SUPPLIES - 1.5%
Bowne & Co., Inc.	250,300	3,636,859
Dun & Bradstreet Corp. (a)	1,000	42,100
Equifax, Inc.	1,000	22,940
H&R Block, Inc.	45,700	2,015,370
TOTAL COMMERCIAL SERVICES & SUPPLIES		5,717,269

	Shares	Value (Note 1)
DIVERSIFIED FINANCIAL SERVICES - 5.7%
Alliance Capital Management Holding LP	150,500	$ 5,327,700
Citigroup, Inc.	394,366	17,095,766
TOTAL DIVERSIFIED FINANCIAL SERVICES		22,423,466
INSURANCE - 4.1%
American International Group, Inc.	54,800	3,264,436
Hartford Financial Services Group, Inc.	63,300	3,368,826
Nationwide Financial Services, Inc. Class A	317,400	9,363,300
TOTAL INSURANCE		15,996,562
IT SERVICES - 1.0%
Concord EFS, Inc. (a)	54,400	753,440
First Data Corp.	76,600	2,941,440
TOTAL IT SERVICES		3,694,880
SOFTWARE - 0.0%
FactSet Research Systems, Inc.	1,000	48,550
Fair, Isaac & Co., Inc.	1,000	58,600
TOTAL SOFTWARE		107,150
TOTAL COMMON STOCKS (Cost $307,426,800)		388,394,286
Money Market Funds - 2.2%

Fidelity Cash Central Fund, 1.11% (b)	3,687,863	3,687,863
Fidelity Securities Lending Cash Central Fund, 1.12% (b)	5,017,800	5,017,800
TOTAL MONEY MARKET FUNDS (Cost $8,705,663)		8,705,663
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $316,132,463)		397,099,949
NET OTHER ASSETS - (1.7)%		(6,478,090)
NET ASSETS - 100%		$ 390,621,859
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $65,234,504 and $56,343,906, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $5,432 for the period.
Income Tax Information
At February 28, 2003, the fund had a capital loss carryforward of approximately $53,526,000 of which $44,152,000 and $9,374,000 will expire on February 28, 2010 and 2011, respectively.
The fund intends to elect to defer to its fiscal year ending February 29, 2004 approximately $17,804,000 of losses recognized during the period November 1, 2002 to February 28, 2003.

See accompanying notes which are an integral part of the financial statements.

Financial Services Sector

Brokerage and Investment Management Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,853,222) (cost $316,132,463) - See accompanying schedule		$ 397,099,949
Receivable for fund shares sold		184,492
Dividends receivable		94,657
Interest receivable		4,069
Redemption fees receivable		544
Other receivables		3,054
Total assets		397,386,765

Liabilities
Payable for fund shares redeemed	$ 1,388,958
Accrued management fee	189,177
Other payables and accrued expenses	168,971
Collateral on securities loaned, at value	5,017,800
Total liabilities		6,764,906

Net Assets		$ 390,621,859
Net Assets consist of:
Paid in capital		$ 365,806,301
Undistributed net investment income		1,013,128
Accumulated undistributed net realized gain (loss) on investments		(57,165,056)
Net unrealized appreciation (depreciation) on investments		80,967,486
Net Assets, for 8,583,812 shares outstanding		$ 390,621,859
Net Asset Value and redemption price per share ($390,621,859 ÷ 8,583,812 shares)		$ 45.51
Maximum offering price per share (100/97.00 of $45.51)		$ 46.92

Statement of Operations

	Six months ended August 31, 2003 (Unaudited)

Investment Income
Dividends		$ 2,874,567
Interest		45,494
Security lending		18,646
Total income		2,938,707

Expenses
Management fee	$ 1,008,350
Transfer agent fees	861,792
Accounting and security lending fees	114,017
Non-interested trustees' compensation	663
Custodian fees and expenses	5,631
Registration fees	21,422
Audit	20,317
Legal	546
Miscellaneous	4,388
Total expenses before reductions	2,037,126
Expense reductions	(30,633)	2,006,493
Net investment income (loss)		932,214
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		16,747,778
Change in net unrealized appreciation (depreciation) on investment securities		85,630,900
Net gain (loss)		102,378,678
Net increase (decrease) in net assets resulting from operations		$ 103,310,892
Other Information
Sales charges paid to FDC		$ 186,247
Deferred sales charges withheld by FDC		$ 1,154
Exchange fees withheld by FSC		$ 2,130

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Brokerage and Investment Management Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2003 (Unaudited)	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 932,214	$ 2,840,074
Net realized gain (loss)	16,747,778	(11,860,158)
Change in net unrealized appreciation (depreciation)	85,630,900	(77,570,278)
Net increase (decrease) in net assets resulting from operations	103,310,892	(86,590,362)
Distributions to shareholders from net investment income	(503,905)	(2,209,018)
Share transactions Net proceeds from sales of shares	89,911,364	146,572,532
Reinvestment of distributions	478,647	2,105,423
Cost of shares redeemed	(84,543,531)	(203,906,836)
Net increase (decrease) in net assets resulting from share transactions	5,846,480	(55,228,881)
Redemption fees	83,275	167,665
Total increase (decrease) in net assets	108,736,742	(143,860,596)
Net Assets
Beginning of period	281,885,117	425,745,713
End of period (including undistributed net investment income of $1,013,128 and undistributed net investment income of $584,819, respectively)	$ 390,621,859	$ 281,885,117
Other Information Shares
Sold	2,171,203	3,783,390
Issued in reinvestment of distributions	13,434	56,007
Redeemed	(2,086,448)	(5,413,616)
Net increase (decrease)	98,189	(1,574,219)

Financial Highlights

	Six months ended August 31, 2003	Years ended February 28,
	(Unaudited)	2003	2002	2001	2000 G	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 33.22	$ 42.32	$ 50.10	$ 45.69	$ 41.16	$ 39.78
Income from Investment Operations
Net investment income (loss) E	.11	.30	.04	.13	(.04)	.10
Net realized and unrealized gain (loss)	12.23	(9.19)	(4.31)	10.68	7.64	1.72
Total from investment operations	12.34	(8.89)	(4.27)	10.81	7.60	1.82
Distributions from net investment income	(.06)	(.23)	(.12)	-	(.05)	(.01)
Distributions from net realized gain	-	-	(3.41)	(6.49)	(3.13)	(.52)
Total distributions	(.06)	(.23)	(3.53)	(6.49)	(3.18)	(.53)
Redemption fees added to paid in capital E	.01	.02	.02	.09	.11	.09
Net asset value, end of period	$ 45.51	$ 33.22	$ 42.32	$ 50.10	$ 45.69	$ 41.16
Total Return B, C, D	37.23%	(21.02)%	(8.13)%	23.77%	19.14%	4.76%
Ratios to Average Net Assets F
Expenses before expense reductions	1.17% A	1.20%	1.15%	1.11%	1.29%	1.26%
Expenses net of voluntary waivers, if any	1.17% A	1.20%	1.15%	1.11%	1.29%	1.26%
Expenses net of all reductions	1.16% A	1.16%	1.11%	1.08%	1.28%	1.24%
Net investment income (loss)	.54% A	.78%	.10%	.24%	(.09) %	.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 390,622	$ 281,885	$ 425,746	$ 632,543	$ 423,572	$ 482,525
Portfolio turnover rate	33% A	64%	74%	105%	47%	59%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. G For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Financial Services Sector

Financial Services Portfolio

Investment Summary

Top Ten Stocks as of August 31, 2003
% of fund's net assets
American International Group, Inc.	5.8
Bank of America Corp.	5.5
Citigroup, Inc.	5.0
Fannie Mae	4.8
Bank of New York Co., Inc.	3.9
J.P. Morgan Chase & Co.	3.7
Wachovia Corp.	3.5
Berkshire Hathaway, Inc. Class B	3.4
Sovereign Bancorp, Inc.	3.3
MBNA Corp.	3.1
42.0
Top Industries as of August 31, 2003
% of fund's net assets
Commercial Banks	24.1%
Insurance	24.0%
Capital Markets	20.3%
Thrifts & Mortgage Finance	13.5%
Consumer Finance	6.4%
All Others*	11.7%

* Includes short-term investments and net other assets.

Semiannual Report

Financial Services Portfolio

Investments August 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value (Note 1)
CAPITAL MARKETS - 20.3%
A.G. Edwards, Inc.	20,000	$ 720,000
Ameritrade Holding Corp. (a)	245,600	2,669,672
Bank of New York Co., Inc.	634,336	18,662,165
Bear Stearns Companies, Inc.	40,900	2,862,182
Charles Schwab Corp.	94,286	1,023,946
Federated Investors, Inc. Class B (non-vtg.)	79,150	2,323,844
Franklin Resources, Inc.	55,700	2,405,683
Goldman Sachs Group, Inc.	101,400	8,972,886
Investors Financial Services Corp.	79,500	2,376,255
J.P. Morgan Chase & Co.	509,460	17,433,721
LaBranche & Co., Inc.	29,200	508,956
Lehman Brothers Holdings, Inc.	66,800	4,390,764
Mellon Financial Corp.	77,100	2,417,085
Merrill Lynch & Co., Inc.	227,500	12,234,950
Morgan Stanley	287,700	14,036,883
Northern Trust Corp.	28,300	1,195,392
SoundView Technology Group, Inc. (a)	56,420	596,359
Waddell & Reed Financial, Inc. Class A	42,602	1,097,002
TOTAL CAPITAL MARKETS		95,927,745
COMMERCIAL BANKS - 24.1%
Banco Popolare di Verona e Novara	93,800	1,237,118
Bank of America Corp.	329,079	26,079,511
Bank of Hawaii Corp.	44,100	1,494,990
Bank of the Ozarks, Inc.	9,900	418,770
Bank One Corp.	318,219	12,560,104
Commerce Bancorp, Inc., New Jersey	9,998	404,919
East West Bancorp, Inc.	33,400	1,481,624
Fifth Third Bancorp	203,255	11,910,743
FleetBoston Financial Corp.	225,334	6,667,633
National Bank of Canada	216,800	5,486,329
Royal Bank of Canada	179,100	7,705,548
SouthTrust Corp.	99,200	2,875,808
Synovus Financial Corp.	56,800	1,388,760
UCBH Holdings, Inc.	128,000	4,094,720
UnionBanCal Corp.	10,700	502,365
Valley National Bancorp	17,220	484,054
Wachovia Corp.	392,702	16,552,389
Wells Fargo & Co.	257,550	12,913,557
TOTAL COMMERCIAL BANKS		114,258,942
CONSUMER FINANCE - 6.4%
American Express Co.	222,100	10,005,605
Asta Funding, Inc.	39,600	1,053,360
MBNA Corp.	624,000	14,564,160
SLM Corp.	115,500	4,640,790
TOTAL CONSUMER FINANCE		30,263,915

	Shares	Value (Note 1)
DIVERSIFIED FINANCIAL SERVICES - 6.0%
Chicago Mercantile Exchange Holdings, Inc. Class A	300	$ 21,117
CIT Group, Inc.	99,600	2,714,100
Citigroup, Inc.	541,802	23,487,117
Euronext NV	43,500	1,090,746
Principal Financial Group, Inc.	30,000	943,800
TOTAL DIVERSIFIED FINANCIAL SERVICES		28,256,880
INSURANCE - 24.0%
ACE Ltd.	170,600	5,493,320
AFLAC, Inc.	200,900	6,430,809
Allmerica Financial Corp. (a)	40,946	969,192
Allstate Corp.	217,300	7,768,475
AMBAC Financial Group, Inc.	39,300	2,551,356
American International Group, Inc.	459,151	27,351,625
Aon Corp.	54,900	1,218,780
Berkshire Hathaway, Inc. Class B (a)	6,390	16,166,700
Cincinnati Financial Corp.	31,100	1,254,885
Everest Re Group Ltd.	37,100	2,719,430
Fidelity National Financial, Inc.	68,250	1,972,425
Hartford Financial Services Group, Inc.	103,500	5,508,270
HCC Insurance Holdings, Inc.	24,700	723,216
Lincoln National Corp.	69,900	2,475,858
Marsh & McLennan Companies, Inc.	72,200	3,610,000
MBIA, Inc.	48,400	2,732,664
MetLife, Inc.	224,700	6,385,974
Montpelier Re Holdings Ltd.	22,400	686,784
Nationwide Financial Services, Inc. Class A	50,100	1,477,950
Old Republic International Corp.	50,100	1,682,859
PartnerRe Ltd.	10,200	509,592
RenaissanceRe Holdings Ltd.	58,100	2,428,580
St. Paul Companies, Inc.	63,500	2,207,260
StanCorp Financial Group, Inc.	20,300	1,150,807
Sun Life Financial, Inc.	146,000	3,204,505
Travelers Property Casualty Corp.:
Class A	244,269	3,759,300
Class B	52,327	810,545
UICI (a)	42,000	525,000
TOTAL INSURANCE		113,776,161
IT SERVICES - 1.1%
First Data Corp.	131,000	5,030,400
REAL ESTATE - 4.3%
Apartment Investment & Management Co. Class A	123,800	4,772,490
AvalonBay Communities, Inc.	18,700	867,680
CBL & Associates Properties, Inc.	11,200	548,464
Duke Realty Corp.	28,700	794,129
Equity Office Properties Trust	17,200	478,504
Equity Residential (SBI)	178,000	5,176,240
Common Stocks - continued
	Shares	Value (Note 1)
REAL ESTATE - CONTINUED
Manufactured Home Communities, Inc.	13,100	$ 480,770
Pan Pacific Retail Properties, Inc.	27,900	1,174,590
Reckson Associates Realty Corp.	23,500	532,510
Shurgard Storage Centers, Inc. Class A	14,500	488,650
Simon Property Group, Inc.	53,700	2,293,527
Sun Communities, Inc.	24,000	923,520
The Mills Corp.	13,700	512,106
Vornado Realty Trust	32,200	1,518,230
TOTAL REAL ESTATE		20,561,410
THRIFTS & MORTGAGE FINANCE - 13.5%
Astoria Financial Corp.	30,700	986,698
Countrywide Financial Corp.	25,442	1,726,240
Doral Financial Corp.	73,800	3,029,490
Fannie Mae	348,400	22,572,836
Farmer Mac Class C (non-vtg.) (a)	15,000	441,900
Freddie Mac	42,400	2,253,560
Golden West Financial Corp., Delaware	153,000	13,199,310
NetBank, Inc.	78,300	946,647
New York Community Bancorp, Inc.	38,800	1,193,488
Radian Group, Inc.	44,800	2,132,032
Sovereign Bancorp, Inc.	795,700	15,659,376
TOTAL THRIFTS & MORTGAGE FINANCE		64,141,577
TOTAL COMMON STOCKS (Cost $360,699,497)		472,217,030
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $360,699,497)		472,217,030
NET OTHER ASSETS - 0.3%		1,344,749
NET ASSETS - 100%		$ 473,561,779
Legend
(a) Non-income producing
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $130,956,942 and $129,233,714, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $14,144 for the period.
Income Tax Information
At February 28, 2003, the fund had a capital loss carryforward of approximately $15,385,000 all of which will expire on February 28, 2011.
The fund intends to elect to defer to its fiscal year ending February 29, 2004 approximately $5,178,000 of losses recognized during the period November 1, 2002 to February 28, 2003.

See accompanying notes which are an integral part of the financial statements.

Financial Services Sector

Financial Services Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2003 (Unaudited)

Assets
Investment in securities, at value (cost $360,699,497) - See accompanying schedule		$ 472,217,030
Receivable for investments sold		2,457,655
Receivable for fund shares sold		295,331
Dividends receivable		553,618
Interest receivable		1,294
Redemption fees receivable		325
Other receivables		3,912
Total assets		475,529,165

Liabilities
Payable to custodian bank	$ 459,157
Payable for fund shares redeemed	1,077,021
Accrued management fee	229,917
Other payables and accrued expenses	201,291
Total liabilities		1,967,386

Net Assets		$ 473,561,779
Net Assets consist of:
Paid in capital		$ 377,887,137
Undistributed net investment income		2,420,045
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(18,264,219)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		111,518,816
Net Assets, for 4,626,499 shares outstanding		$ 473,561,779
Net Asset Value and redemption price per share ($473,561,779 ÷ 4,626,499 shares)		$ 102.36
Maximum offering price per share (100/97.00 of $102.36)		$ 105.53

Statement of Operations

	Six months ended August 31, 2003 (Unaudited)

Investment Income
Dividends		$ 4,936,135
Interest		14,904
Security lending		38,378
Total income		4,989,417

Expenses
Management fee	$ 1,311,398
Transfer agent fees	1,037,388
Accounting and security lending fees	148,116
Non-interested trustees' compensation	805
Custodian fees and expenses	10,470
Registration fees	21,075
Audit	20,577
Legal	916
Miscellaneous	3,873
Total expenses before reductions	2,554,618
Expense reductions	(29,347)	2,525,271
Net investment income (loss)		2,464,146
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	4,459,835
Investments not meeting investment restrictions	9,882
Foreign currency transactions	7,599
Total net realized gain (loss)		4,477,316
Change in net unrealized appreciation (depreciation) on: Investment securities	78,764,863
Assets and liabilities in foreign currencies	1,092
Total change in net unrealized appreciation (depreciation)		78,765,955
Net gain (loss)		83,243,271
Net increase (decrease) in net assets resulting from operations		$ 85,707,417
Other Information
Sales charges paid to FDC		$ 157,099
Deferred sales charges withheld by FDC		$ 2,961
Exchange fees withheld by FSC		$ 2,460

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Services Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2003 (Unaudited)	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,464,146	$ 3,820,995
Net realized gain (loss)	4,477,316	(11,159,502)
Change in net unrealized appreciation (depreciation)	78,765,955	(71,647,374)
Net increase (decrease) in net assets resulting from operations	85,707,417	(78,985,881)
Distributions to shareholders from net investment income	(420,908)	(4,054,325)
Share transactions Net proceeds from sales of shares	64,973,171	131,229,136
Reinvestment of distributions	397,876	3,832,576
Cost of shares redeemed	(66,527,249)	(222,748,911)
Net increase (decrease) in net assets resulting from share transactions	(1,156,202)	(87,687,199)
Redemption fees	39,052	117,538
Total increase (decrease) in net assets	84,169,359	(170,609,867)

Net Assets
Beginning of period	389,392,420	560,002,287
End of period (including undistributed net investment income of $2,420,045 and undistributed net investment income of $406,952, respectively)	$ 473,561,779	$ 389,392,420
Other Information Shares
Sold	689,963	1,385,333
Issued in reinvestment of distributions	4,506	41,751
Redeemed	(695,825)	(2,401,917)
Net increase (decrease)	(1,356)	(974,833)

Financial Highlights

	Six months ended August 31, 2003	Years ended February 28,
	(Unaudited)	2003	2002	2001	2000 G	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 84.14	$ 99.95	$ 108.59	$ 81.31	$ 100.82	$ 103.28
Income from Investment Operations
Net investment income (loss) E	.52	.74	.96	1.10	.67	.56
Net realized and unrealized gain (loss)	17.78	(15.75)	(4.95)	30.26	(14.61)	7.88
Total from investment operations	18.30	(15.01)	(3.99)	31.36	(13.94)	8.44
Distributions from net investment income	(.09)	(.82)	(1.03)	(.80)	(.64)	(.19)
Distributions from net realized gain	-	-	(3.64)	(3.45)	(5.09)	(10.81)
Total distributions	(.09)	(.82)	(4.67)	(4.25)	(5.73)	(11.00)
Redemption fees added to paid in capital E	.01	.02	.02	.17	.16	.10
Net asset value, end of period	$ 102.36	$ 84.14	$ 99.95	$ 108.59	$ 81.31	$ 100.82
Total Return B,C,D	21.78%	(15.06)%	(3.58)%	39.19%	(14.53)%	8.42%
Ratios to Average Net Assets F
Expenses before expense reductions	1.13% A	1.12%	1.07%	1.09%	1.19%	1.20%
Expenses net of voluntary waivers, if any	1.13% A	1.12%	1.07%	1.09%	1.19%	1.20%
Expenses net of all reductions	1.12% A	1.09%	1.03%	1.06%	1.17%	1.18%
Net investment income (loss)	1.09% A	.79%	.93%	1.07%	.66%	.58%
Supplemental Data
Net assets, end of period (000 omitted)	$ 473,562	$ 389,392	$ 560,002	$ 657,533	$ 344,152	$ 547,000
Portfolio turnover rate	58% A	76%	127%	107%	57%	60%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. G For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Financial Services Sector

Home Finance Portfolio

Investment Summary

Top Ten Stocks as of August 31, 2003
% of fund's net assets
Golden West Financial Corp., Delaware	10.2
Fannie Mae	9.1
Radian Group, Inc.	7.2
Old Republic International Corp.	6.8
Sovereign Bancorp, Inc.	6.6
Greenpoint Financial Corp.	5.0
Banknorth Group, Inc.	4.8
Fidelity National Financial, Inc.	4.6
J.P. Morgan Chase & Co.	4.5
New York Community Bancorp, Inc.	3.9
62.7
Top Industries as of August 31, 2003
% of fund's net assets
Thrifts & Mortgage Finance	62.2%
Commercial Banks	18.1%
Insurance	11.4%
Capital Markets	6.8%
Diversified Financial Services	1.5%
All Others *	0.0%

* Includes short-term investments and net other assets.

Semiannual Report

Home Finance Portfolio

Investments August 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value (Note 1)
CAPITAL MARKETS - 6.8%
Bank of New York Co., Inc.	281,500	$ 8,281,730
J.P. Morgan Chase & Co.	467,700	16,004,694
TOTAL CAPITAL MARKETS		24,286,424
COMMERCIAL BANKS - 18.1%
Banknorth Group, Inc.	609,875	17,137,488
Charter One Financial, Inc.	361,170	11,196,270
Colonial Bancgroup, Inc.	67,800	993,270
Dime Bancorp, Inc. warrants 12/31/49 (a)	425,000	68,000
IBERIABANK Corp.	78,700	3,777,600
North Fork Bancorp, Inc., New York	196,700	6,642,559
PrivateBancorp, Inc.	115,050	3,928,958
TCF Financial Corp.	89,700	4,125,303
UCBH Holdings, Inc.	139,800	4,472,202
Wells Fargo & Co.	252,400	12,655,336
TOTAL COMMERCIAL BANKS		64,996,986
DIVERSIFIED FINANCIAL SERVICES - 1.5%
Citigroup, Inc.	123,600	5,358,060
Imperial Credit Industries, Inc. warrants 1/31/08 (a)	31,281	0
TOTAL DIVERSIFIED FINANCIAL SERVICES		5,358,060
INSURANCE - 11.4%
Fidelity National Financial, Inc.	578,742	16,725,644
Old Republic International Corp.	723,900	24,315,801
TOTAL INSURANCE		41,041,445
THRIFTS & MORTGAGE FINANCE - 62.2%
Astoria Financial Corp.	326,800	10,503,352
Bank United Corp. Litigation Contingent Payment Rights Trust rights 12/31/03 (a)	126,300	11,367
Countrywide Financial Corp.	182,380	12,374,483
Doral Financial Corp.	286,650	11,766,983
Downey Financial Corp.	36,500	1,542,855
Fannie Mae	505,600	32,757,824
Farmer Mac Class C (non-vtg.) (a)	43,900	1,293,294
First Niagara Financial Group, Inc.	366,961	5,515,424
Freddie Mac	53,800	2,859,470
Golden West Financial Corp., Delaware	424,900	36,656,121
Greenpoint Financial Corp.	528,100	17,892,028
Hudson City Bancorp, Inc.	192,400	5,568,056
IndyMac Bancorp, Inc.	30,800	710,248
New York Community Bancorp, Inc.	460,053	14,151,230
People's Bank, Connecticut	166,900	4,990,310
Radian Group, Inc.	539,200	25,660,528
Seacoast Financial Services Corp.	74,900	1,546,685
Sovereign Bancorp, Inc.	1,199,000	23,596,320

	Shares	Value (Note 1)
Staten Island Bancorp, Inc.	287,600	$ 5,976,328
Webster Financial Corp., Waterbury Connecticut	195,300	7,606,935
TOTAL THRIFTS & MORTGAGE FINANCE		222,979,841
TOTAL COMMON STOCKS (Cost $251,427,111)		358,662,756
Money Market Funds - 0.2%

Fidelity Cash Central Fund, 1.11% (b) (Cost $921,092)	921,092	921,092
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $252,348,203)		359,583,848
NET OTHER ASSETS - (0.2)%		(823,848)
NET ASSETS - 100%		$ 358,760,000
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $68,302,423 and $97,297,145, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,531 for the period.
Income Tax Information
The fund intends to elect to defer to its fiscal year ending February 29, 2004 approximately $5,628,000 of losses recognized during the period November 1, 2002 to February 28, 2003.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Home Finance Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2003 (Unaudited)

Assets
Investment in securities, at value (cost $252,348,203) - See accompanying schedule		$ 359,583,848
Receivable for fund shares sold		147,774
Dividends receivable		436,572
Interest receivable		938
Redemption fees receivable		22
Other receivables		613
Total assets		360,169,767

Liabilities
Payable to custodian bank	$ 26,317
Payable for fund shares redeemed	1,049,807
Accrued management fee	173,675
Other payables and accrued expenses	159,968
Total liabilities		1,409,767

Net Assets		$ 358,760,000
Net Assets consist of:
Paid in capital		$ 243,063,773
Undistributed net investment income		1,819,603
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		6,640,979
Net unrealized appreciation (depreciation) on investments		107,235,645
Net Assets, for 6,301,646 shares outstanding		$ 358,760,000
Net Asset Value and redemption price per share ($358,760,000 ÷ 6,301,646 shares)		$ 56.93
Maximum offering price per share (100/97.00 of $56.93)		$ 58.69

Statement of Operations

	Six months ended August 31, 2003 (Unaudited)

Investment Income
Dividends		$ 3,822,338
Interest		23,576
Security lending		5,238
Total income		3,851,152

Expenses
Management fee	$ 1,034,966
Transfer agent fees	864,758
Accounting and security lending fees	116,418
Non-interested trustees' compensation	805
Custodian fees and expenses	6,302
Registration fees	23,407
Audit	20,364
Legal	880
Miscellaneous	3,692
Total expenses before reductions	2,071,592
Expense reductions	(25,846)	2,045,746
Net investment income (loss)		1,805,406
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	13,026,532
Foreign currency transactions	1,800
Total net realized gain (loss)		13,028,332
Change in net unrealized appreciation (depreciation) on: Investment securities	48,581,534
Assets and liabilities in foreign currencies	(2,409)
Total change in net unrealized appreciation (depreciation)		48,579,125
Net gain (loss)		61,607,457
Net increase (decrease) in net assets resulting from operations		$ 63,412,863
Other Information
Sales charges paid to FDC		$ 87,090
Deferred sales charges withheld by FDC		$ 715
Exchange fees withheld by FSC		$ 4,928

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Home Finance Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2003 (Unaudited)	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,805,406	$ 3,168,804
Net realized gain (loss)	13,028,332	2,330,427
Change in net unrealized appreciation (depreciation)	48,579,125	(54,338,743)
Net increase (decrease) in net assets resulting from operations	63,412,863	(48,839,512)
Distributions to shareholders from net investment income	-	(2,208,881)
Distributions to shareholders from net realized gain	(544,906)	(5,002,985)
Total distributions	(544,906)	(7,211,866)
Share transactions Net proceeds from sales of shares	34,774,082	281,309,467
Reinvestment of distributions	518,725	6,880,481
Cost of shares redeemed	(66,814,588)	(313,781,669)
Net increase (decrease) in net assets resulting from share transactions	(31,521,781)	(25,591,721)
Redemption fees	19,704	258,135
Total increase (decrease) in net assets	31,365,880	(81,384,964)
Net Assets
Beginning of period	327,394,120	408,779,084
End of period (including undistributed net investment income of $1,819,603 and undistributed net investment income of $1,688,459, respectively)	$ 358,760,000	$ 327,394,120
Other Information Shares
Sold	669,395	5,150,509
Issued in reinvestment of distributions	10,554	137,922
Redeemed	(1,256,285)	(6,129,829)
Net increase (decrease)	(576,336)	(841,398)

Financial Highlights

	Six months ended August 31, 2003	Years ended February 28,
	(Unaudited)	2003	2002	2001	2000 G	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 47.60	$ 52.95	$ 51.82	$ 30.92	$ 42.09	$ 53.36
Income from Investment Operations
Net investment income (loss) E	.27	.39	.41	.37	.30	.28
Net realized and unrealized gain (loss)	9.14	(4.77)	4.07	20.73	(10.64)	(10.16)
Total from investment operations	9.41	(4.38)	4.48	21.10	(10.34)	(9.88)
Distributions from net investment income	-	(.30)	(.17)	(.26)	(.19)	(.07)
Distributions from net realized gain	(.08)	(.70)	(3.23)	(.07)	(.69)	(1.38)
Total distributions	(.08)	(1.00)	(3.40)	(.33)	(.88)	(1.45)
Redemption fees added to paid in capital E	- H	.03	.05	.13	.05	.06
Net asset value, end of period	$ 56.93	$ 47.60	$ 52.95	$ 51.82	$ 30.92	$ 42.09
Total Return B, C, D	19.80%	(8.30)%	9.40%	68.78%	(24.88)%	(19.12)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.17% A	1.14%	1.15%	1.30%	1.39%	1.19%
Expenses net of voluntary waivers, if any	1.17% A	1.14%	1.15%	1.30%	1.39%	1.19%
Expenses net of all reductions	1.15% A	1.11%	1.12%	1.27%	1.37%	1.18%
Net investment income (loss)	1.02% A	.75%	.82%	.87%	.72%	.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 358,760	$ 327,394	$ 408,779	$ 417,589	$ 213,058	$ 740,440
Portfolio turnover rate	39% A	78%	72%	115%	91%	18%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. G For the year ended February 29. H Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Financial Services Sector

Insurance Portfolio

Investment Summary

Top Ten Stocks as of August 31, 2003
% of fund's net assets
Everest Re Group Ltd.	7.1
ACE Ltd.	6.9
American International Group, Inc.	6.7
Allstate Corp.	5.7
Berkshire Hathaway, Inc.	5.2
Hartford Financial Services Group, Inc.	5.1
AFLAC, Inc.	4.9
The Chubb Corp.	4.5
MBIA, Inc.	4.3
AMBAC Financial Group, Inc.	3.6
54.0
Top Industries as of August 31, 2003
% of fund's net assets
Insurance	90.9%
Thrifts & Mortgage Finance	2.2%
Health Care Providers & Services	1.8%
Diversified Financial Services	0.6%
Industrial Conglomerates	0.2%
All Others *	4.3%

* Includes short-term investments and net other assets.

Semiannual Report

Insurance Portfolio

Investments August 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value (Note 1)
DIVERSIFIED FINANCIAL SERVICES - 0.6%
Leucadia National Corp.	1,100	$ 41,965
Principal Financial Group, Inc.	18,200	572,572
TOTAL DIVERSIFIED FINANCIAL SERVICES		614,537
HEALTH CARE PROVIDERS & SERVICES - 1.8%
Anthem, Inc. (a)	24,400	1,786,080
INDUSTRIAL CONGLOMERATES - 0.2%
Alleghany Corp.	1,189	237,812
INSURANCE - 90.9%
ACE Ltd.	217,100	6,990,620
AFLAC, Inc.	156,600	5,012,766
Allmerica Financial Corp. (a)	96,573	2,285,883
Allstate Corp.	162,000	5,791,500
AMBAC Financial Group, Inc.	57,150	3,710,178
American Financial Group, Inc., Ohio	2,000	43,760
American International Group, Inc.	114,100	6,796,937
Aon Corp.	21,800	483,960
Arch Capital Group Ltd. (a)	13,300	452,200
Arthur J. Gallagher & Co.	7,200	194,400
Axis Capital Holdings Ltd.	5,000	122,750
Berkshire Hathaway, Inc.:
Class A (a)	50	3,788,750
Class B (a)	598	1,512,940
Brown & Brown, Inc.	4,100	127,100
Cincinnati Financial Corp.	27,700	1,117,695
CNA Financial Corp. (a)	2,200	47,850
Endurance Specialty Holdings Ltd.	5,000	147,450
Erie Indemnity Co. Class A	400	16,292
Everest Re Group Ltd.	98,700	7,234,709
Fidelity National Financial, Inc.	33,077	955,925
Hartford Financial Services Group, Inc.	98,500	5,242,170
HCC Insurance Holdings, Inc.	18,000	527,040
Hilb, Rogal & Hamilton Co.	1,000	30,000
IPC Holdings Ltd.	15,500	543,430
Jefferson-Pilot Corp.	4,650	205,856
John Hancock Financial Services, Inc.	31,900	973,907
Lincoln National Corp.	64,500	2,284,590
Markel Corp. (a)	100	26,875
Marsh & McLennan Companies, Inc.	30,200	1,510,000
MBIA, Inc.	76,800	4,336,128
Mercury General Corp. New	800	34,944
MetLife, Inc.	74,000	2,103,080
Montpelier Re Holdings Ltd.	74,500	2,284,170
Nationwide Financial Services, Inc. Class A	45,300	1,336,350
Ohio Casualty Corp. (a)	6,800	93,840
Old Republic International Corp.	26,400	886,776
PartnerRe Ltd.	9,400	469,624
Philadelphia Consolidated Holding Corp. (a)	2,500	100,250
Platinum Underwriters Holdings Ltd.	5,200	141,180

	Shares	Value (Note 1)
Progressive Corp.	900	$ 63,666
Protective Life Corp.	3,600	104,724
Prudential Financial, Inc.	48,200	1,754,962
Reinsurance Group of America, Inc.	600	22,692
RenaissanceRe Holdings Ltd.	59,400	2,482,920
SAFECO Corp.	50,300	1,813,818
Scottish Annuity & Life Holdings Ltd.	20,000	459,600
St. Paul Companies, Inc.	30,100	1,046,276
StanCorp Financial Group, Inc.	4,600	260,774
The Chubb Corp.	68,029	4,621,890
Torchmark Corp.	9,400	379,384
Transatlantic Holdings, Inc.	1,850	130,777
Travelers Property Casualty Corp.:
Class A	134,000	2,062,260
Class B	151,800	2,351,382
UICI (a)	21,800	272,500
UnumProvident Corp.	25,235	355,814
W.R. Berkley Corp.	1,875	62,025
Willis Group Holdings Ltd.	87,800	2,545,322
XL Capital Ltd. Class A	26,500	2,007,375
Zenith National Insurance Corp.	500	14,475
TOTAL INSURANCE		92,776,511
THRIFTS & MORTGAGE FINANCE - 2.2%
MGIC Investment Corp.	6,100	343,857
Radian Group, Inc.	38,400	1,827,456
The PMI Group, Inc.	1,400	49,532
TOTAL THRIFTS & MORTGAGE FINANCE		2,220,845
TOTAL COMMON STOCKS (Cost $79,631,385)		97,635,785
Money Market Funds - 5.1%

Fidelity Cash Central Fund, 1.11% (b)	2,817,739	2,817,739
Fidelity Securities Lending Cash Central Fund, 1.12% (b)	2,417,200	2,417,200
TOTAL MONEY MARKET FUNDS (Cost $5,234,939)		5,234,939
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $84,866,324)		102,870,724
NET OTHER ASSETS - (0.8)%		(814,442)
NET ASSETS - 100%		$ 102,056,282
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $32,525,429 and $40,343,422, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,450 for the period.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	76.7%
Bermuda	22.8%
Others (individually less than 1%)	0.5%
100.0%
Income Tax Information
The fund intends to elect to defer to its fiscal year ending February 29, 2004 approximately $1,335,000 of losses recognized during the period November 1, 2002 to February 28, 2003.

See accompanying notes which are an integral part of the financial statements.

Financial Services Sector

Insurance Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,358,836) (cost $84,866,324) - See accompanying schedule		$ 102,870,724
Receivable for investments sold		1,974,139
Receivable for fund shares sold		70,516
Dividends receivable		108,917
Interest receivable		3,925
Redemption fees receivable		52
Other receivables		1,224
Total assets		105,029,497

Liabilities
Payable for fund shares redeemed	$ 440,317
Accrued management fee	50,093
Other payables and accrued expenses	65,605
Collateral on securities loaned, at value	2,417,200
Total liabilities		2,973,215

Net Assets		$ 102,056,282
Net Assets consist of:
Paid in capital		$ 83,047,714
Undistributed net investment income		51,434
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		952,734
Net unrealized appreciation (depreciation) on investments		18,004,400
Net Assets, for 2,030,620 shares outstanding		$ 102,056,282
Net Asset Value and redemption price per share ($102,056,282 ÷ 2,030,620 shares)		$ 50.26
Maximum offering price per share (100/97.00 of $50.26)		$ 51.81

Statement of Operations

	Six months ended August 31, 2003 (Unaudited)

Investment Income
Dividends		$ 671,780
Interest		31,485
Security lending		3,029
Total income		706,294

Expenses
Management fee	$ 296,499
Transfer agent fees	290,792
Accounting and security lending fees	34,012
Non-interested trustees' compensation	201
Custodian fees and expenses	4,320
Registration fees	17,067
Audit	20,286
Legal	221
Miscellaneous	355
Total expenses before reductions	663,753
Expense reductions	(8,893)	654,860
Net investment income (loss)		51,434
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	3,181,309
Foreign currency transactions	(46)
Total net realized gain (loss)		3,181,263
Change in net unrealized appreciation (depreciation) on investment securities		16,690,107
Net gain (loss)		19,871,370
Net increase (decrease) in net assets resulting from operations		$ 19,922,804
Other Information
Sales charges paid to FDC		$ 71,358
Deferred sales charges withheld by FDC		$ 144
Exchange fees withheld by FSC		$ 1,268

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Insurance Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2003 (Unaudited)	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 51,434	$ 59,045
Net realized gain (loss)	3,181,263	714,099
Change in net unrealized appreciation (depreciation)	16,690,107	(23,736,041)
Net increase (decrease) in net assets resulting from operations	19,922,804	(22,962,897)
Distributions to shareholders from net investment income	-	(248,409)
Distributions to shareholders from net realized gain	-	(3,934,303)
Total distributions	-	(4,182,712)
Share transactions Net proceeds from sales of shares	32,547,772	95,872,748
Reinvestment of distributions	-	4,033,379
Cost of shares redeemed	(38,594,301)	(127,910,409)
Net increase (decrease) in net assets resulting from share transactions	(6,046,529)	(28,004,282)
Redemption fees	29,509	87,865
Total increase (decrease) in net assets	13,905,784	(55,062,026)

Net Assets
Beginning of period	88,150,498	143,212,524
End of period (including undistributed net investment income of $51,434 and undistributed net investment income of $49,282, respectively)	$ 102,056,282	$ 88,150,498
Other Information Shares
Sold	695,915	1,983,851
Issued in reinvestment of distributions	-	82,208
Redeemed	(811,957)	(2,738,825)
Net increase (decrease)	(116,042)	(672,766)

Financial Highlights

	Six months ended August 31, 2003	Years ended February 28,
	(Unaudited)	2003	2002	2001	2000 G	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 41.06	$ 50.79	$ 47.12	$ 27.64	$ 42.14	$ 42.10
Income from Investment Operations
Net investment income (loss) E	.02	.02	.13	.28	(.05)	(.04)
Net realized and unrealized gain (loss)	9.17	(8.14)	3.83	19.76	(7.92)	4.01
Total from investment operations	9.19	(8.12)	3.96	20.04	(7.97)	3.97
Distributions from net investment income	-	(.09)	(.03)	(.12)	-	-
Distributions from net realized gain	-	(1.55)	(.30)	(.65)	(6.60)	(3.98)
Total distributions	-	(1.64)	(.33)	(.77)	(6.60)	(3.98)
Redemption fees added to paid in capital E	.01	.03	.04	.21	.07	.05
Net asset value, end of period	$ 50.26	$ 41.06	$ 50.79	$ 47.12	$ 27.64	$ 42.14
Total Return B, C, D	22.41%	(16.41)%	8.56%	73.17%	(22.12)%	9.84%
Ratios to Average Net Assets F
Expenses before expense reductions	1.30% A	1.26%	1.20%	1.20%	1.39%	1.33%
Expenses net of voluntary waivers, if any	1.30% A	1.26%	1.20%	1.20%	1.39%	1.33%
Expenses net of all reductions	1.29% A	1.24%	1.17%	1.16%	1.36%	1.31%
Net investment income (loss)	.10% A	.05%	.28%	.66%	(.12)%	(.10)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 102,056	$ 88,150	$ 143,213	$ 142,149	$ 29,521	$ 82,879
Portfolio turnover rate	68% A	95%	104%	175%	107%	72%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. G For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Financial Services Sector

Biotechnology Portfolio

Investment Summary

Top Ten Stocks as of August 31, 2003
% of fund's net assets
Genentech, Inc.	10.5
Gilead Sciences, Inc.	10.3
Amgen, Inc.	9.4
Genzyme Corp. - General Division	8.0
Biogen, Inc.	6.2
MedImmune, Inc.	5.7
Celgene Corp.	4.8
Cephalon, Inc.	4.4
Invitrogen Corp.	2.9
IDEC Pharmaceuticals Corp.	2.9
65.1
Top Industries as of August 31, 2003
% of fund's net assets
Biotechnology	86.7%
Pharmaceuticals	5.7%
Health Care Equipment & Supplies	0.4%
All Others *	7.2%

* Includes short-term investments and net other assets.

Semiannual Report

Biotechnology Portfolio

Investments August 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.7%
	Shares	Value (Note 1)
BIOTECHNOLOGY - 86.1%
Abgenix, Inc. (a)	1,726,300	$ 22,441,900
Actelion Ltd. (Reg.) (a)	598,086	42,743,327
Affymetrix, Inc. (a)	1,319,500	30,374,890
Alkermes, Inc. (a)	1,197,860	13,787,369
Amgen, Inc. (a)	2,836,500	186,925,350
Amylin Pharmaceuticals, Inc. (a)	352,200	10,055,310
Biogen, Inc. (a)	3,117,050	122,998,793
BioMarin Pharmaceutical, Inc. (a)	1,925,800	18,198,810
Celgene Corp. (a)	2,469,615	95,055,481
Cell Therapeutics, Inc. (a)	1,262,771	13,802,087
Cephalon, Inc. (a)	1,969,340	87,340,229
Chiron Corp. (a)	213,100	10,829,742
CV Therapeutics, Inc. (a)	613,370	15,732,941
Genentech, Inc. (a)	2,610,000	207,233,999
Geneprot, Inc. (d)	180,000	630,000
Genzyme Corp. - General Division (a)	3,373,800	159,074,670
Gilead Sciences, Inc. (a)	3,053,800	203,688,460
Harvard Bioscience, Inc. (a)	11,600	62,072
Human Genome Sciences, Inc. (a)	244,600	3,483,104
ICOS Corp. (a)	733,600	28,566,384
IDEC Pharmaceuticals Corp. (a)	1,656,630	57,567,893
ImClone Systems, Inc. (a)	604,500	25,407,135
Immunomedics, Inc. (a)	579,300	5,109,426
Invitrogen Corp. (a)	1,011,354	58,324,785
Isis Pharmaceuticals, Inc. (a)	247,200	1,636,464
Ligand Pharmaceuticals, Inc. Class B (a)	1,231,000	17,098,590
Medarex, Inc. (a)	771,000	4,633,710
MedImmune, Inc. (a)	3,222,020	112,351,837
Millennium Pharmaceuticals, Inc. (a)	62	862
Neurocrine Biosciences, Inc. (a)	688,200	36,825,582
NPS Pharmaceuticals, Inc. (a)	391,300	10,745,098
OSI Pharmaceuticals, Inc. (a)	496,600	18,920,460
Regeneron Pharmaceuticals, Inc. (a)	344,700	5,242,887
Serologicals Corp. (a)	635,900	8,839,010
Tanox, Inc. (a)	288,600	6,404,034
Techne Corp. (a)	600,100	20,127,354
Telik, Inc. (a)	277,200	5,316,696
Transkaryotic Therapies, Inc. (a)	145,300	1,823,370
Trimeris, Inc. (a)	359,000	15,311,350
XOMA Ltd. (a)	2,069,000	19,386,530
TOTAL BIOTECHNOLOGY		1,704,097,991
HEALTH CARE EQUIPMENT & SUPPLIES - 0.4%
Boston Scientific Corp. (a)	122,400	7,356,240
PHARMACEUTICALS - 5.2%
Abbott Laboratories	365,100	14,713,530
Altana AG sponsored ADR	171,500	8,866,550

	Shares	Value (Note 1)
Barr Laboratories, Inc. (a)	70,950	$ 4,801,187
Esperion Therapeutics, Inc. (a)	317,800	5,749,002
Guilford Pharmaceuticals, Inc. (a)	425,000	2,180,250
Johnson & Johnson	219,600	10,887,768
Medicines Co. (a)	97,800	2,801,970
Sepracor, Inc. (a)	1,283,200	34,543,744
Shire Pharmaceuticals Group PLC sponsored ADR (a)	422,600	9,825,450
Wyeth	205,000	8,784,250
TOTAL PHARMACEUTICALS		103,153,701
TOTAL COMMON STOCKS (Cost $1,368,882,583)		1,814,607,932
Convertible Preferred Stocks - 0.3%

BIOTECHNOLOGY - 0.3%
Xenon Genetics, Inc. Series E (d) (Cost $6,724,138)	981,626	6,056,632
Convertible Bonds - 0.8%
	Principal Amount
BIOTECHNOLOGY - 0.3%
Cell Therapeutics, Inc. 5.75% 6/15/08 (c)	$ 7,500,000	5,700,000
PHARMACEUTICALS - 0.5%
Sepracor, Inc. 5.75% 11/15/06 (c)	9,880,000	9,139,000
TOTAL CONVERTIBLE BONDS (Cost $17,118,418)		14,839,000
Money Market Funds - 14.8%
	Shares
Fidelity Cash Central Fund, 1.11% (b)	147,849,127	147,849,127
Fidelity Securities Lending Cash Central Fund, 1.12% (b)	146,027,200	146,027,200
TOTAL MONEY MARKET FUNDS (Cost $293,876,327)		293,876,327
TOTAL INVESTMENT PORTFOLIO - 107.6% (Cost $1,686,601,466)		2,129,379,891
NET OTHER ASSETS - (7.6)%		(149,953,006)
NET ASSETS - 100%		$ 1,979,426,885
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $14,839,000 or 0.8% of net assets.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Geneprot, Inc.	7/7/00	$ 990,000
Xenon Genetics, Inc. Series E	3/23/01	$ 6,724,138
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $461,750,055 and $344,247,834, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,588 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,686,632 or 0.3% of net assets.

Income Tax Information

At February 28, 2003, the fund had a capital loss carryforward of approximately $1,262,509,000 of which $34,965,000, $444,200,000 and $783,344,000 will expire on February 28, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Health Care Sector

Biotechnology Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $141,453,956) (cost $1,686,601,466) - See accompanying schedule		$ 2,129,379,891
Receivable for investments sold		9,091,903
Receivable for fund shares sold		1,589,958
Dividends receivable		171,390
Interest receivable		484,544
Redemption fees receivable		1,025
Other receivables		72,854
Total assets		2,140,791,565

Liabilities
Payable for investments purchased	$ 8,956,836
Payable for fund shares redeemed	4,513,532
Accrued management fee	940,195
Other payables and accrued expenses	926,917
Collateral on securities loaned, at value	146,027,200
Total liabilities		161,364,680

Net Assets		$ 1,979,426,885
Net Assets consist of:
Paid in capital		$ 2,750,906,229
Accumulated net investment loss		(7,473,981)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,206,783,788)
Net unrealized appreciation (depreciation) on investments		442,778,425
Net Assets, for 39,140,185 shares outstanding		$ 1,979,426,885
Net Asset Value and redemption price per share ($1,979,426,885 ÷ 39,140,185 shares)		$ 50.57
Maximum offering price per share (100/97.00 of $50.57)		$ 52.13

Statement of Operations

	Six months ended August 31, 2003 (Unaudited)

Investment Income
Dividends		$ 695,190
Interest		2,231,782
Security lending		327,407
Total income		3,254,379

Expenses
Management fee	$ 5,232,014
Transfer agent fees	5,178,725
Accounting and security lending fees	436,233
Non-interested trustees' compensation	992
Custodian fees and expenses	26,326
Registration fees	28,932
Audit	26,593
Legal	3,237
Miscellaneous	24,178
Total expenses before reductions	10,957,230
Expense reductions	(123,970)	10,833,260
Net investment income (loss)		(7,578,881)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	65,718,000
Foreign currency transactions	(9,846)
Total net realized gain (loss)		65,708,154
Change in net unrealized appreciation (depreciation) on: Investment securities	414,399,159
Assets and liabilities in foreign currencies	1,699
Total change in net unrealized appreciation (depreciation)		414,400,858
Net gain (loss)		480,109,012
Net increase (decrease) in net assets resulting from operations		$ 472,530,131
Other Information
Sales charges paid to FDC		$ 861,080
Deferred sales charges withheld by FDC		$ 7,652
Exchange fees withheld by FSC		$ 11,948

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Biotechnology Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2003 (Unaudited)	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (7,578,881)	$ (14,873,907)
Net realized gain (loss)	65,708,154	(730,143,036)
Change in net unrealized appreciation (depreciation)	414,400,858	75,786,232
Net increase (decrease) in net assets resulting from operations	472,530,131	(669,230,711)
Share transactions Net proceeds from sales of shares	251,075,391	346,674,008
Cost of shares redeemed	(228,705,703)	(627,547,544)
Net increase (decrease) in net assets resulting from share transactions	22,369,688	(280,873,536)
Redemption fees	224,238	572,165
Total increase (decrease) in net assets	495,124,057	(949,532,082)

Net Assets
Beginning of period	1,484,302,828	2,433,834,910
End of period (including accumulated net investment loss of $7,473,981 and undistributed net investment income of $104,900, respectively)	$ 1,979,426,885	$ 1,484,302,828
Other Information Shares
Sold	5,471,457	8,420,251
Redeemed	(4,961,237)	(15,303,113)
Net increase (decrease)	510,220	(6,882,862)

Financial Highlights

	Six months ended August 31, 2003	Years ended February 28,
	(Unaudited)	2003	2002	2001	2000 G	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 38.42	$ 53.48	$ 71.46	$ 107.27	$ 41.35	$ 34.52
Income from Investment Operations
Net investment income (loss) E	(.19)	(.36)	(.42)	(.32)	(.30)	(.26)
Net realized and unrealized gain (loss)	12.33	(14.71)	(17.59)	(33.51)	68.93	9.15
Total from investment operations	12.14	(15.07)	(18.01)	(33.83)	68.63	8.89
Distributions from net realized gain	-	-	-	(1.70)	(2.82)	(2.09)
Distributions in excess of net realized gain	-	-	-	(.41)	-	-
Total distributions	-	-	-	(2.11)	(2.82)	(2.09)
Redemption fees added to paid in capital E	.01	.01	.03	.13	.11	.03
Net asset value, end of period	$ 50.57	$ 38.42	$ 53.48	$ 71.46	$ 107.27	$ 41.35
Total Return B, C, D	31.62%	(28.16)%	(25.16)%	(31.61)%	173.22%	27.13%
Ratios to Average Net Assets F
Expenses before expense reductions	1.22% A	1.29%	1.11%	1.01%	1.16%	1.34%
Expenses net of voluntary waivers, if any	1.22% A	1.29%	1.11%	1.01%	1.16%	1.34%
Expenses net of all reductions	1.20% A	1.24%	1.09%	1.00%	1.15%	1.30%
Net investment income (loss)	(.84)% A	(.87)%	(.67)%	(.37)%	(.51)%	(.75)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,979,427	$ 1,484,303	$ 2,433,835	$ 3,516,830	$ 5,292,350	$ 741,530
Portfolio turnover rate	45% A	73%	96%	74%	72%	86%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. G For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Health Care Sector

Health Care Portfolio

Investment Summary

Top Ten Stocks as of August 31, 2003
% of fund's net assets
Johnson & Johnson	10.1
Merck & Co., Inc.	7.0
Medtronic, Inc.	7.0
Pfizer, Inc.	6.9
Amgen, Inc.	6.4
Abbott Laboratories	6.2
Wyeth	4.9
Genentech, Inc.	4.3
Eli Lilly & Co.	3.1
Baxter International, Inc.	3.0
58.9
Top Industries as of August 31, 2003
% of fund's net assets
Pharmaceuticals	50.8%
Health Care Equipment & Supplies	19.7%
Biotechnology	15.5%
Health Care Providers & Services	12.9%
All Others*	1.1%

* Includes short-term investments and net other assets.

Semiannual Report

Health Care Portfolio

Investments August 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value (Note 1)
BIOTECHNOLOGY - 15.5%
Alkermes, Inc. (a)	841,000	$ 9,679,910
Amgen, Inc. (a)	1,822,100	120,076,390
Biogen, Inc. (a)	85,000	3,354,100
Cephalon, Inc. (a)	57,000	2,527,950
Genentech, Inc. (a)	1,026,800	81,527,920
Geneprot, Inc. (c)	111,000	388,500
Genzyme Corp. - General Division (a)	330,200	15,568,930
Gilead Sciences, Inc. (a)	303,700	20,256,790
IDEC Pharmaceuticals Corp. (a)	152,900	5,313,275
ImClone Systems, Inc. (a)	169,900	7,140,897
MedImmune, Inc. (a)	388,270	13,538,975
Neurocrine Biosciences, Inc. (a)	114,200	6,110,842
OSI Pharmaceuticals, Inc. (a)	169,800	6,469,380
TOTAL BIOTECHNOLOGY		291,953,859
HEALTH CARE EQUIPMENT & SUPPLIES - 19.7%
Alcon, Inc.	566,500	29,599,625
Baxter International, Inc.	2,042,100	57,383,010
Biomet, Inc.	760,300	22,603,719
Boston Scientific Corp. (a)	338,850	20,364,885
Edwards Lifesciences Corp. (a)	712,800	20,272,032
Guidant Corp.	212,100	10,647,420
Hillenbrand Industries, Inc.	111,500	6,037,725
Medtronic, Inc.	2,661,104	131,937,536
Smith & Nephew PLC sponsored ADR	307,700	19,991,269
St. Jude Medical, Inc. (a)	1,039,900	54,147,593
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		372,984,814
HEALTH CARE PROVIDERS & SERVICES - 12.9%
Accredo Health, Inc. (a)	20	472
Aetna, Inc.	674,700	38,457,900
AmerisourceBergen Corp.	323,000	18,801,830
Cardinal Health, Inc.	494,500	28,151,885
HCA, Inc.	779,300	29,605,607
Health Management Associates, Inc. Class A	565,200	12,592,656
Laboratory Corp. of America Holdings (a)	476,100	14,402,025
McKesson Corp.	537,844	17,609,013
Quest Diagnostics, Inc. (a)	240,800	14,448,000
Select Medical Corp. (a)	339,700	9,783,360
Tenet Healthcare Corp. (a)	649,200	10,419,660
UnitedHealth Group, Inc.	993,100	49,088,933
TOTAL HEALTH CARE PROVIDERS & SERVICES		243,361,341
PHARMACEUTICALS - 50.8%
Abbott Laboratories	2,899,000	116,829,700
Allergan, Inc.	212,800	16,909,088
Altana AG sponsored ADR	172,000	8,892,400
Angiotech Pharmaceuticals, Inc. (a)	449,850	19,328,236

	Shares	Value (Note 1)
AstraZeneca PLC sponsored ADR	340,000	$ 13,481,000
Barr Laboratories, Inc. (a)	173,300	11,727,211
Biovail Corp. (a)	930,230	38,295,884
Eli Lilly & Co.	880,300	58,566,359
Forest Laboratories, Inc. (a)	450,200	21,159,400
Johnson & Johnson	3,826,764	189,730,959
King Pharmaceuticals, Inc. (a)	136,000	1,910,800
Merck & Co., Inc.	2,639,700	132,829,704
Mylan Laboratories, Inc.	356,800	12,987,520
Novartis AG sponsored ADR	509,700	18,843,609
Pfizer, Inc.	4,369,910	130,747,707
Schering-Plough Corp.	3,398,600	51,624,734
Sepracor, Inc. (a)	136,000	3,661,120
Teva Pharmaceutical Industries Ltd. sponsored ADR	86,300	5,066,846
Watson Pharmaceuticals, Inc. (a)	373,700	15,359,070
Wyeth	2,148,970	92,083,365
TOTAL PHARMACEUTICALS		960,034,712
TOTAL COMMON STOCKS (Cost $1,491,796,023)		1,868,334,726
Money Market Funds - 0.6%

Fidelity Cash Central Fund, 1.11% (b) (Cost $11,467,764)	11,467,764	11,467,764
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $1,503,263,787)		1,879,802,490
NET OTHER ASSETS - 0.5%		9,527,480
NET ASSETS - 100%		$ 1,889,329,970
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Geneprot, Inc.	7/7/00	$ 610,500
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $1,184,700,734 and $1,231,774,060, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $22,583 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $388,500 or 0.0% of net assets.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which the loan was outstanding amounted to $6,407,000. The weighted average interest rate was 1.18%. At period end there were no interfund loans outstanding.

Income Tax Information
At February 28, 2003, the fund had a capital loss carryforward of approximately $67,712,000 all of which will expire on February 28, 2011.
The fund intends to elect to defer to its fiscal year ending February 29, 2004 approximately $69,450,000 of losses recognized during the period November 1, 2002 to February 28, 2003.

See accompanying notes which are an integral part of the financial statements.

Health Care Sector

Health Care Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2003 (Unaudited)

Assets
Investment in securities, at value (cost $1,503,263,787) - See accompanying schedule		$ 1,879,802,490
Receivable for investments sold		14,301,540
Receivable for fund shares sold		972,695
Dividends receivable		2,613,749
Interest receivable		18,973
Redemption fees receivable		112
Other receivables		6,967
Total assets		1,897,716,526

Liabilities
Payable for investments purchased	$ 4,504,730
Payable for fund shares redeemed	2,483,451
Accrued management fee	921,732
Other payables and accrued expenses	476,643
Total liabilities		8,386,556

Net Assets		$ 1,889,329,970
Net Assets consist of:
Paid in capital		$ 1,637,256,561
Undistributed net investment income		824,038
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(125,293,721)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		376,543,092
Net Assets, for 17,166,187 shares outstanding		$ 1,889,329,970
Net Asset Value and redemption price per share ($1,889,329,970 ÷ 17,166,187 shares)		$ 110.06
Maximum offering price per share (100/97.00 of $110.06)		$ 113.46

Statement of Operations

	Six months ended August 31, 2003 (Unaudited)

Investment Income
Dividends		$ 10,072,190
Interest		241,479
Security lending		32,788
Total income		10,346,457

Expenses
Management fee	$ 5,496,533
Transfer agent fees	3,835,727
Accounting and security lending fees	443,699
Non-interested trustees' compensation	3,767
Depreciation in deferred trustee compensation account	(1,681)
Custodian fees and expenses	25,588
Registration fees	33,227
Audit	25,532
Legal	4,923
Interest	210
Miscellaneous	16,093
Total expenses before reductions	9,883,618
Expense reductions	(382,663)	9,500,955
Net investment income (loss)		845,502
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	63,014,933
Foreign currency transactions	23,333
Total net realized gain (loss)		63,038,266
Change in net unrealized appreciation (depreciation) on: Investment securities	120,672,015
Assets and liabilities in foreign currencies	(1,326)
Total change in net unrealized appreciation (depreciation)		120,670,689
Net gain (loss)		183,708,955
Net increase (decrease) in net assets resulting from operations		$ 184,554,457
Other Information
Sales charges paid to FDC		$ 475,244
Deferred sales charges withheld by FDC		$ 25,922
Exchange fees withheld by FSC		$ 7,905

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Health Care Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2003 (Unaudited)	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 845,502	$ 4,399,316
Net realized gain (loss)	63,038,266	(174,907,602)
Change in net unrealized appreciation (depreciation)	120,670,689	(203,717,278)
Net increase (decrease) in net assets resulting from operations	184,554,457	(374,225,564)
Distributions to shareholders from net investment income	(1,051,216)	(3,690,576)
Distributions to shareholders from net realized gain	-	(46,584,247)
Total distributions	(1,051,216)	(50,274,823)
Share transactions Net proceeds from sales of shares	103,793,097	298,590,394
Reinvestment of distributions	987,495	47,403,253
Cost of shares redeemed	(147,464,400)	(540,624,899)
Net increase (decrease) in net assets resulting from share transactions	(42,683,808)	(194,631,252)
Redemption fees	51,913	178,410
Total increase (decrease) in net assets	140,871,346	(618,953,229)
Net Assets
Beginning of period	1,748,458,624	2,367,411,853
End of period (including undistributed net investment income of $824,038 and undistributed net investment income of $1,531,012, respectively)	$ 1,889,329,970	$ 1,748,458,624
Other Information Shares
Sold	957,498	2,824,688
Issued in reinvestment of distributions	9,472	409,763
Redeemed	(1,363,328)	(5,169,082)
Net increase (decrease)	(396,358)	(1,934,631)

Financial Highlights

	Six months ended August 31, 2003	Years ended February 28,
	(Unaudited)	2003	2002	2001	2000 G	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 99.56	$ 121.42	$ 134.00	$ 130.79	$ 137.60	$ 113.84
Income from Investment Operations
Net investment income (loss) E	.05	.23	.17	.30	.15	.17
Net realized and unrealized gain (loss)	10.51	(19.48)	(12.45)	21.72	.90	29.85
Total from investment operations	10.56	(19.25)	(12.28)	22.02	1.05	30.02
Distributions from net investment income	(.06)	(.20)	(.13)	(.24)	(.08)	(.19)
Distributions from net realized gain	-	(2.42)	(.19)	(18.63)	(7.85)	(6.17)
Total distributions	(.06)	(2.62)	(.32)	(18.87)	(7.93)	(6.36)
Redemption fees added to paid in capital E	- H	.01	.02	.06	.07	.10
Net asset value, end of period	$ 110.06	$ 99.56	$ 121.42	$ 134.00	$ 130.79	$ 137.60
Total Return B,C,D	10.61%	(16.14)%	(9.15)%	16.40%	1.15%	27.20%
Ratios to Average Net Assets F
Expenses before expense reductions	1.05% A	1.05%	.99%	.98%	1.07%	1.07%
Expenses net of voluntary waivers, if any	1.05% A	1.05%	.99%	.98%	1.07%	1.07%
Expenses net of all reductions	1.01% A	.99%	.96%	.97%	1.05%	1.05%
Net investment income (loss)	.09% A	.22%	.13%	.21%	.12%	.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,889,330	$ 1,748,459	$ 2,367,412	$ 2,755,457	$ 2,365,063	$ 3,145,825
Portfolio turnover rate	130%A	139%	135%	78%	70%	66%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. GFor the year ended February 29. HAmount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Health Care Sector

Medical Delivery Portfolio

Investment Summary

Top Ten Stocks as of August 31, 2003
% of fund's net assets
HealthSouth Corp.	10.7
UnitedHealth Group, Inc.	9.9
Humana, Inc.	9.9
Aetna, Inc.	9.6
PacifiCare Health Systems, Inc.	9.5
Universal Health Services, Inc. Class B	4.6
American Healthways, Inc.	4.6
Coventry Health Care, Inc.	4.3
Health Management Associates, Inc. Class A	4.1
Health Net, Inc.	4.1
71.3
Top Industries as of August 31, 2003
% of fund's net assets
Health Care Providers & Services	91.2%
All Others*	8.8%

* Includes short-term investments and net other assets.

Semiannual Report

Medical Delivery Portfolio

Investments August 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.2%
	Shares	Value (Note 1)
HEALTH CARE PROVIDERS & SERVICES - 91.2%
Accredo Health, Inc. (a)	103,500	$ 2,444,670
Aetna, Inc.	160,500	9,148,500
American Healthways, Inc. (a)	124,961	4,383,632
AmerisourceBergen Corp.	29,000	1,688,090
Anthem, Inc. (a)	19,339	1,415,615
Community Health Systems, Inc. (a)	118,700	2,728,913
Coventry Health Care, Inc. (a)	87,000	4,083,780
Health Management Associates, Inc. Class A	175,817	3,917,203
Health Net, Inc. (a)	123,000	3,915,090
HealthSouth Corp. (a)	3,150,000	10,174,500
Humana, Inc. (a)	537,500	9,454,625
Matria Healthcare, Inc. (a)	231,400	3,579,758
Medical Staffing Network Holdings, Inc. (a)	221,300	1,881,050
PacifiCare Health Systems, Inc. (a)	182,793	9,103,091
Quest Diagnostics, Inc. (a)	40,000	2,400,000
Sierra Health Services, Inc. (a)	85,000	1,658,350
Tenet Healthcare Corp. (a)	70,000	1,123,500
UnitedHealth Group, Inc.	191,400	9,460,902
Universal Health Services, Inc. Class B (a)	88,500	4,405,530
TOTAL COMMON STOCKS (Cost $78,550,108)		86,966,799
Money Market Funds - 19.8%

Fidelity Cash Central Fund, 1.11% (b)	9,907,016	9,907,016
Fidelity Securities Lending Cash Central Fund, 1.12% (b)	8,948,700	8,948,700
TOTAL MONEY MARKET FUNDS (Cost $18,855,716)		18,855,716
TOTAL INVESTMENT PORTFOLIO - 111.0% (Cost $97,405,824)	105,822,515
NET OTHER ASSETS - (11.0)%	(10,445,206)
NET ASSETS - 100%	$ 95,377,309
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $84,764,119 and $112,731,946, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $7,990 for the period.
Income Tax Information

At February 28, 2003, the fund had a capital loss carryforward of approximately $21,862,000 of which $18,216,000, $3,617,000 and $29,000 will expire on February 29, 2008, February 28, 2009 and February 28, 2010, respectively.

The fund intends to elect to defer to its fiscal year ending February 29, 2004 approximately $26,772,000 of losses recognized during the period November 1, 2002 to February 28, 2003.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Medical Delivery Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $8,727,386) (cost $97,405,824) - See accompanying schedule		$ 105,822,515
Receivable for investments sold		975,377
Receivable for fund shares sold		113,395
Dividends receivable		4,441
Interest receivable		6,885
Redemption fees receivable		428
Other receivables		5,921
Total assets		106,928,962

Liabilities
Payable for investments purchased	$ 648,858
Payable for fund shares redeemed	1,849,343
Accrued management fee	46,937
Other payables and accrued expenses	57,815
Collateral on securities loaned, at value	8,948,700
Total liabilities		11,551,653

Net Assets		$ 95,377,309
Net Assets consist of:
Paid in capital		$ 135,020,428
Accumulated net investment loss		(640,512)
Accumulated undistributed net realized gain (loss) on investments		(47,419,298)
Net unrealized appreciation (depreciation) on investments		8,416,691
Net Assets, for 3,707,658 shares outstanding		$ 95,377,309
Net Asset Value and redemption price per share ($95,377,309 ÷ 3,707,658 shares)		$ 25.72
Maximum offering price per share (100/97.00 of $25.72)		$ 26.52

Statement of Operations

	Six months ended August 31, 2003 (Unaudited)

Investment Income
Dividends		$ 23,797
Interest		46,247
Security lending		9,180
Total income		79,224

Expenses
Management fee	$ 298,652
Transfer agent fees	368,522
Accounting and security lending fees	33,957
Non-interested trustees' compensation	88
Custodian fees and expenses	4,680
Registration fees	21,940
Audit	20,316
Legal	530
Miscellaneous	1,036
Total expenses before reductions	749,721
Expense reductions	(29,985)	719,736
Net investment income (loss)		(640,512)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		2,504,449
Change in net unrealized appreciation (depreciation) on investment securities		9,174,292
Net gain (loss)		11,678,741
Net increase (decrease) in net assets resulting from operations		$ 11,038,229
Other Information
Sales charges paid to FDC		$ 49,822
Deferred sales charges withheld by FDC		$ 1,218
Exchange fees withheld by FSC		$ 5,040

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Medical Delivery Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2003 (Unaudited)	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (640,512)	$ (1,900,412)
Net realized gain (loss)	2,504,449	(6,812,671)
Change in net unrealized appreciation (depreciation)	9,174,292	(38,929,539)
Net increase (decrease) in net assets resulting from operations	11,038,229	(47,642,622)
Share transactions Net proceeds from sales of shares	23,284,185	372,528,556
Cost of shares redeemed	(56,624,480)	(347,092,411)
Net increase (decrease) in net assets resulting from share transactions	(33,340,295)	25,436,145
Redemption fees	44,428	589,558
Total increase (decrease) in net assets	(22,257,638)	(21,616,919)

Net Assets
Beginning of period	117,634,947	139,251,866
End of period (including accumulated net investment loss of $640,512 and $0, respectively)	$ 95,377,309	$ 117,634,947
Other Information Shares
Sold	956,936	12,376,967
Redeemed	(2,399,891)	(12,483,749)
Net increase (decrease)	(1,442,955)	(106,782)

Financial Highlights

	Six months ended August 31, 2003	Years ended February 28,
	(Unaudited)	2003	2002	2001	2000H	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 22.84	$ 26.49	$ 25.74	$ 15.34	$ 19.08	$ 28.32
Income from Investment Operations
Net investment income (loss)E	(.15)	(.28)	(.20)	(.10)	(.18)	(.06)F
Net realized and unrealized gain (loss)	3.02	(3.46)	.91	10.39	(3.61)	(7.88)
Total from investment operations	2.87	(3.74)	.71	10.29	(3.79)	(7.94)
Distributions from net realized gain	-	-	-	-	-	(1.21)
Distributions in excess of net realized gain	-	-	-	-	-	(.13)
Total distributions	-	-	-	-	-	(1.34)
Redemption fees added to paid in capitalE	.01	.09	.04	.11	.05	.04
Net asset value, end of period	$ 25.72	$ 22.84	$ 26.49	$ 25.74	$ 15.34	$ 19.08
Total ReturnB,C,D	12.61%	(13.78)%	2.91%	67.80%	(19.60)%	(29.47)%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.46%A	1.25%	1.22%	1.25%	1.73%	1.40%
Expenses net of voluntary waivers, if any	1.46%A	1.25%	1.22%	1.25%	1.73%	1.40%
Expenses net of all reductions	1.40%A	1.13%	1.19%	1.22%	1.67%	1.37%
Net investment income (loss)	(1.25)%A	(.99)%	(.77)%	(.46)%	(1.02)%	(.25)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 95,377	$ 117,635	$ 139,252	$ 173,999	$ 45,106	$ 76,842
Portfolio turnover rate	177%A	269%	106%	113%	154%	67%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.12 per share. GExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. HFor the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Health Care Sector

Medical Equipment & Systems Portfolio

Investment Summary

Top Ten Stocks as of August 31, 2003
% of fund's net assets
Johnson & Johnson	7.3
Medtronic, Inc.	6.2
Baxter International, Inc.	5.8
Abbott Laboratories	5.8
St. Jude Medical, Inc.	5.4
Alcon, Inc.	4.6
Allergan, Inc.	4.4
Biomet, Inc.	4.0
Guidant Corp.	3.9
Boston Scientific Corp.	3.9
51.3
Top Industries as of August 31, 2003
% of fund's net assets
Health Care Equipment & Supplies	61.5%
Pharmaceuticals	20.6%
Health Care Providers & Services	11.4%
Electronic Equipment & Instruments	2.3%
Biotechnology	1.1%
All Others*	3.1%

* Includes short-term investments and net other assets.

Semiannual Report

Medical Equipment and Systems Portfolio

Investments August 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value (Note 1)
BIOTECHNOLOGY - 1.1%
Gen-Probe, Inc. (a)	54,300	$ 3,433,932
ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.3%
Waters Corp. (a)	227,000	6,923,500
HEALTH CARE EQUIPMENT & SUPPLIES - 61.5%
Advanced Neuromodulation Systems, Inc. (a)	33,111	1,258,218
Alcon, Inc.	266,400	13,919,400
American Medical Systems Holdings, Inc. (a)	76,800	1,594,368
Bausch & Lomb, Inc.	78,800	3,322,208
Baxter International, Inc.	619,920	17,419,752
Beckman Coulter, Inc.	125,000	5,543,750
Biomet, Inc.	402,947	11,979,614
Boston Scientific Corp. (a)	192,200	11,551,220
C.R. Bard, Inc.	60,000	4,020,000
Cooper Companies, Inc.	56,000	2,077,040
Cytyc Corp. (a)	342,300	4,477,284
DENTSPLY International, Inc.	166,100	7,266,875
Edwards Lifesciences Corp. (a)	287,100	8,165,124
Guidant Corp.	232,500	11,671,500
Hillenbrand Industries, Inc.	75,000	4,061,250
INAMED Corp. (a)	45,800	3,381,872
Integra Lifesciences Holdings Corp. (a)	125,000	3,376,250
Inverness Medical Innovations, Inc. (a)	70,000	1,610,000
Kensey Nash Corp. (a)	78,100	2,175,085
Medtronic, Inc.	376,116	18,647,831
Memry Corp. (a)	350,000	406,000
Mentor Corp.	97,500	2,253,225
ResMed, Inc. (a)	38,500	1,667,050
Respironics, Inc. (a)	73,900	3,078,674
Smith & Nephew PLC sponsored ADR	55,200	3,586,344
Sonic Innovations, Inc. (a)	55,700	345,897
St. Jude Medical, Inc. (a)	313,600	16,329,152
Steris Corp. (a)	264,200	6,187,564
SurModics, Inc. (a)	74,900	2,513,644
Thoratec Corp. (a)	264,300	3,967,143
Varian Medical Systems, Inc. (a)	45,200	2,524,420
Wilson Greatbatch Technologies, Inc. (a)	112,100	4,435,797
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		184,813,551
HEALTH CARE PROVIDERS & SERVICES - 11.4%
Henry Schein, Inc. (a)	50,000	2,891,000
IMPAC Medical Systems, Inc.	102,300	1,979,505
Laboratory Corp. of America Holdings (a)	332,000	10,043,000
Patterson Dental Co. (a)	56,800	3,089,352
Quest Diagnostics, Inc. (a)	180,500	10,830,000
WebMD Corp. (a)	535,900	5,519,770
TOTAL HEALTH CARE PROVIDERS & SERVICES		34,352,627

	Shares	Value (Note 1)
METALS & MINING - 0.3%
Liquidmetal Technologies (a)	229,500	$ 860,625
PHARMACEUTICALS - 20.6%
Abbott Laboratories	431,720	17,398,316
Allergan, Inc.	168,000	13,349,280
Angiotech Pharmaceuticals, Inc. (a)	88,200	3,789,598
Endo Pharmaceuticals Holdings, Inc. (a)	150,000	2,542,500
Johnson & Johnson	441,700	21,899,486
Medicines Co. (a)	100,000	2,865,000
TOTAL PHARMACEUTICALS		61,844,180
SOFTWARE - 0.9%
Merge Technologies, Inc. (a)	162,000	2,671,380
TOTAL COMMON STOCKS (Cost $260,030,059)		294,899,795
Money Market Funds - 4.8%

Fidelity Cash Central Fund, 1.11% (b)	5,239,463	5,239,463
Fidelity Securities Lending Cash Central Fund, 1.12% (b)	9,341,000	9,341,000
TOTAL MONEY MARKET FUNDS (Cost $14,580,463)		14,580,463
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $274,610,522)	309,480,258
NET OTHER ASSETS - (2.9)%	(8,820,722)
NET ASSETS - 100%	$ 300,659,536
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $144,419,705 and $43,345,493, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $7,270 for the period.
Income Tax Information
At February 28, 2003, the fund had a capital loss carryforward of approximately $339,000 all of which will expire on February 28, 2011.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Medical Equipment and Systems Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $9,046,246) (cost $274,610,522) - See accompanying schedule		$ 309,480,258
Receivable for investments sold		629,615
Receivable for fund shares sold		2,704,403
Dividends receivable		191,308
Interest receivable		7,476
Redemption fees receivable		418
Other receivables		7,956
Total assets		313,021,434

Liabilities
Payable for investments purchased	$ 1,621,475
Payable for fund shares redeemed	1,140,122
Accrued management fee	138,452
Other payables and accrued expenses	120,849
Collateral on securities loaned, at value	9,341,000
Total liabilities		12,361,898

Net Assets		$ 300,659,536
Net Assets consist of:
Paid in capital		$ 256,926,387
Accumulated net investment loss		(519,563)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		9,382,976
Net unrealized appreciation (depreciation) on investments		34,869,736
Net Assets, for 15,911,770 shares outstanding		$ 300,659,536
Net Asset Value and redemption price per share ($300,659,536 ÷ 15,911,770 shares)		$ 18.90
Maximum offering price per share (100/97.00 of $18.90)		$ 19.48

Statement of Operations

	Six months ended August 31, 2003 (Unaudited)

Investment Income
Dividends		$ 667,707
Interest		53,345
Security lending		79,113
Total income		800,165

Expenses
Management fee	$ 637,972
Transfer agent fees	600,581
Accounting and security lending fees	72,847
Non-interested trustees' compensation	393
Custodian fees and expenses	4,913
Registration fees	19,161
Audit	19,973
Legal	264
Miscellaneous	990
Total expenses before reductions	1,357,094
Expense reductions	(37,366)	1,319,728
Net investment income (loss)		(519,563)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	10,095,768
Foreign currency transactions	801
Total net realized gain (loss)		10,096,569
Change in net unrealized appreciation (depreciation) on investment securities		28,570,145
Net gain (loss)		38,666,714
Net increase (decrease) in net assets resulting from operations		$ 38,147,151
Other Information
Sales charges paid to FDC		$ 968,916
Deferred sales charges withheld by FDC		$ 40
Exchange fees withheld by FSC		$ 1,208

See accompanying notes which are an integral part of the financial statements.

Health Care Sector

Statement of Changes in Net Assets

	Six months ended August 31, 2003 (Unaudited)	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (519,563)	$ (766,612)
Net realized gain (loss)	10,096,569	75,914
Change in net unrealized appreciation (depreciation)	28,570,145	(2,391,283)
Net increase (decrease) in net assets resulting from operations	38,147,151	(3,081,981)
Distributions to shareholders from net realized gain	-	(995,401)
Share transactions Net proceeds from sales of shares	155,589,475	105,482,111
Reinvestment of distributions	-	964,137
Cost of shares redeemed	(49,088,608)	(93,135,243)
Net increase (decrease) in net assets resulting from share transactions	106,500,867	13,311,005
Redemption fees	41,707	71,442
Total increase (decrease) in net assets	144,689,725	9,305,065

Net Assets
Beginning of period	155,969,811	146,664,746
End of period (including accumulated net investment loss of $519,563 and $0, respectively)	$ 300,659,536	$ 155,969,811
Other Information Shares
Sold	8,774,752	6,936,439
Issued in reinvestment of distributions	-	60,372
Redeemed	(2,841,605)	(6,174,558)
Net increase (decrease)	5,933,147	822,253

Financial Highlights

	Six months ended August 31, 2003	Years ended February 28,
	(Unaudited)	2003	2002	2001	2000H	1999F
Selected Per-Share Data
Net asset value, beginning of period	$ 15.63	$ 16.02	$ 16.19	$ 14.71	$ 12.10	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.04)	(.08)	(.07)	(.02)	(.08)	(.11)
Net realized and unrealized gain (loss)	3.31	(.21)	.23	3.78	3.09	2.18
Total from investment operations	3.27	(.29)	.16	3.76	3.01	2.07
Distributions from net realized gain	-	(.11)	(.34)	(2.31)	(.42)	-
Redemption fees added to paid in capitalE	-I	.01	.01	.03	.02	.03
Net asset value, end of period	$ 18.90	$ 15.63	$ 16.02	$ 16.19	$ 14.71	$ 12.10
Total ReturnB,C,D	20.92%	(1.76)%	1.37%	28.41%	25.68%	21.00%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.24%A	1.33%	1.26%	1.24%	1.66%	2.39%A
Expenses net of voluntary waivers, if any	1.24%A	1.33%	1.26%	1.24%	1.66%	2.39%A
Expenses net of all reductions	1.20%A	1.29%	1.23%	1.23%	1.65%	2.38%A
Net investment income (loss)	(.47)%A	(.55)%	(.49)%	(.12)%	(.61)%	(1.21)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 300,660	$ 155,970	$ 146,665	$ 133,661	$ 52,030	$ 28,594
Portfolio turnover rate	40%A	82%	87%	64%	101%	85%A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of sales charges. expenses not been reduced during the periods shown. ECalculated based on average shares outstanding during the period. FFor the period April 28, 1998 (commencement of operations) to February 28, 1999. GExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. HFor the year ended February 29. IAmount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Pharmaceuticals Portfolio

Investment Summary

Top Ten Stocks as of August 31, 2003
% of fund's net assets
Merck & Co., Inc.	10.4
Novartis AG sponsored ADR	8.1
AstraZeneca PLC sponsored ADR	7.9
Pfizer, Inc.	7.5
Wyeth	7.3
Schering-Plough Corp.	5.1
Roche Holding AG (participation certificate)	4.4
Cardinal Health, Inc.	3.8
Takeda Chemical Industries Ltd.	2.6
AmerisourceBergen Corp.	2.4
59.5
Top Industries as of August 31, 2003
% of fund's net assets
Pharmaceuticals	77.2%
Health Care Providers & Services	10.8%
Biotechnology	8.7%
Health Care Equipment & Supplies	0.5%
Chemicals	0.0%
All Others*	2.8%

* Includes short-term investments and net other assets.

Semiannual Report

Pharmaceuticals Portfolio

Investments August 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value (Note 1)
BIOTECHNOLOGY - 8.7%
Alkermes, Inc. (a)	57,200	$ 658,372
Cephalon, Inc. (a)	17,300	767,255
CSL Ltd.	22,770	249,070
Genentech, Inc. (a)	7,300	579,620
MedImmune, Inc. (a)	5,700	198,759
Millennium Pharmaceuticals, Inc. (a)	23,700	329,430
Protein Design Labs, Inc. (a)	20,400	250,920
QLT, Inc. (a)	2,690	36,785
Tanox, Inc. (a)	36,600	812,154
Telik, Inc. (a)	26,200	502,516
Vertex Pharmaceuticals, Inc. (a)	48,000	604,800
TOTAL BIOTECHNOLOGY		4,989,681
CHEMICALS - 0.0%
Monsanto Co.	71	1,825
HEALTH CARE EQUIPMENT & SUPPLIES - 0.5%
Advanced Medical Optics, Inc. (a)	3	50
Illumina, Inc. (a)	73,000	262,800
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		262,850
HEALTH CARE PROVIDERS & SERVICES - 10.8%
AmerisourceBergen Corp.	24,000	1,397,040
Cardinal Health, Inc.	38,662	2,201,028
Cerner Corp. (a)	5,800	204,798
HCA, Inc.	8,900	338,111
McKesson Corp.	32,730	1,071,580
Medco Health Solutions, Inc. (a)	14,787	394,813
Priority Healthcare Corp. Class B (a)	15,500	327,360
Tenet Healthcare Corp. (a)	16,400	263,220
TOTAL HEALTH CARE PROVIDERS & SERVICES		6,197,950
PHARMACEUTICALS - 77.2%
Allergan, Inc.	4,050	321,813
Alpharma, Inc. Class A	7,300	153,081
Altana AG	7,370	378,265
Altana AG sponsored ADR	3,700	191,290
AstraZeneca PLC sponsored ADR	114,430	4,537,150
Aventis SA sponsored ADR	6,540	320,460
Barr Laboratories, Inc. (a)	1,100	74,437
Biovail Corp. (a)	24,510	1,009,032
Bristol-Myers Squibb Co.	11,840	300,381
Chugai Pharmaceutical Co. Ltd.	19,500	206,229
Daiichi Pharmaceutical Co. Ltd.	11,500	175,545
Eisai Co. Ltd.	10,300	215,042
Esperion Therapeutics, Inc. (a)	10,900	197,181
Forest Laboratories, Inc. (a)	12,420	583,740
Fujisawa Pharmaceutical Co. Ltd.	10,000	191,666
GlaxoSmithKline PLC sponsored ADR	33,200	1,289,156

	Shares	Value (Note 1)
H. Lundbeck AS	9,280	$ 166,072
IVAX Corp. (a)	3,690	73,062
Johnson & Johnson	3	149
King Pharmaceuticals, Inc. (a)	300	4,215
Kyorin Pharmaceutical Co. Ltd.	22,000	267,306
Merck & Co., Inc.	118,020	5,938,764
Merck KGaA	4,920	142,559
Mylan Laboratories, Inc.	8,765	319,046
Novartis AG sponsored ADR	126,140	4,663,396
Novo Nordisk AS:
ADR	21,300	761,475
Series B	6,250	221,848
Perrigo Co.	170	2,389
Pfizer, Inc.	142,640	4,267,789
Recordati Spa	6,700	116,687
Roche Holding AG (participation certificate)	32,770	2,511,762
Sankyo Co. Ltd.	17,700	218,088
Sanofi-Synthelabo SA	24,250	1,364,270
Sanofi-Synthelabo SA sponsored ADR	42,800	1,206,104
Schering AG	7,970	320,872
Schering-Plough Corp.	192,690	2,926,961
Sepracor, Inc. (a)	44,000	1,184,480
Shionogi & Co. Ltd.	16,000	234,928
Shire Pharmaceuticals Group PLC sponsored ADR (a)	14,800	344,100
Takeda Chemical Industries Ltd.	41,600	1,502,114
Tanabe Seiyaku Co. Ltd.	19,000	133,961
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,220	71,629
Watson Pharmaceuticals, Inc. (a)	8,700	357,570
Wyeth	98,020	4,200,157
Yamanouchi Pharmaceutical Co. Ltd.	20,500	536,750
TOTAL PHARMACEUTICALS		44,202,971
TOTAL COMMON STOCKS (Cost $58,231,302)		55,655,277
Money Market Funds - 3.4%

Fidelity Cash Central Fund, 1.11% (b)	1,519,737	1,519,737
Fidelity Securities Lending Cash Central Fund, 1.12% (b)	414,700	414,700
TOTAL MONEY MARKET FUNDS (Cost $1,934,437)		1,934,437
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $60,165,739)		57,589,714
NET OTHER ASSETS - (0.6)%		(364,949)
NET ASSETS - 100%		$ 57,224,765
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $28,825,671 and $29,396,086, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $5,152 for the period.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	58.8%
Switzerland	12.5%
United Kingdom	10.8%
Japan	6.4%
France	5.1%
Denmark	2.0%
Canada	1.9%
Germany	1.8%
Others (individually less than 1%)	0.7%
100.0%
Income Tax Information
At February 28, 2003, the fund had a capital loss carryforward of approximately $6,305,000 of which $93,000 and $6,212,000 will expire on February 28, 2010 and 2011, respectively.
The fund intends to elect to defer to its fiscal year ending February 29, 2004 approximately $5,302,000 of losses recognized during the period November 1, 2002 to February 28, 2003.

See accompanying notes which are an integral part of the financial statements.

Health Care Sector

Pharmaceuticals Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $402,974) (cost $60,165,739) - See accompanying schedule		$ 57,589,714
Receivable for investments sold		175,485
Receivable for fund shares sold		187,210
Dividends receivable		110,568
Interest receivable		358
Redemption fees receivable		31
Other receivables		131
Total assets		58,063,497

Liabilities
Payable to custodian bank	$ 21,469
Payable for fund shares redeemed	308,877
Accrued management fee	28,135
Other payables and accrued expenses	65,551
Collateral on securities loaned, at value	414,700
Total liabilities		838,732

Net Assets		$ 57,224,765
Net Assets consist of:
Paid in capital		$ 68,658,449
Undistributed net investment income		12,654
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(8,871,248)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(2,575,090)
Net Assets, for 7,160,661 shares outstanding		$ 57,224,765
Net Asset Value and redemption price per share ($57,224,765 ÷ 7,160,661 shares)		$ 7.99
Maximum offering price per share (100/97.00 of $7.99)		$ 8.24

Statement of Operations

	Six months ended August 31, 2003 (Unaudited)

Investment Income
Dividends		$ 529,842
Interest		6,459
Security lending		6,042
		542,343
Less foreign taxes withheld		(30,194)
Total income		512,149

Expenses
Management fee	$ 171,893
Transfer agent fees	252,336
Accounting and security lending fees	30,706
Non-interested trustees' compensation	117
Custodian fees and expenses	7,563
Registration fees	19,836
Audit	20,165
Legal	87
Miscellaneous	266
Total expenses before reductions	502,969
Expense reductions	(3,474)	499,495
Net investment income (loss)		12,654
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	3,886,537
Foreign currency transactions	689
Total net realized gain (loss)		3,887,226
Change in net unrealized appreciation (depreciation) on: Investment securities	2,805,212
Assets and liabilities in foreign currencies	(447)
Total change in net unrealized appreciation (depreciation)		2,804,765
Net gain (loss)		6,691,991
Net increase (decrease) in net assets resulting from operations		$ 6,704,645
Other Information
Sales charges paid to FDC		$ 71,576
Deferred sales charges withheld by FDC		$ 39
Exchange fees withheld by FSC		$ 938

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Pharmaceutical Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2003 (Unaudited)	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,654	$ (134,947)
Net realized gain (loss)	3,887,226	(12,283,911)
Change in net unrealized appreciation (depreciation)	2,804,765	(2,033,770)
Net increase (decrease) in net assets resulting from operations	6,704,645	(14,452,628)
Share transactions Net proceeds from sales of shares	28,789,195	46,046,373
Cost of shares redeemed	(28,756,411)	(41,890,825)
Net increase (decrease) in net assets resulting from share transactions	32,784	4,155,548
Redemption fees	31,309	46,648
Total increase (decrease) in net assets	6,768,738	(10,250,432)

Net Assets
Beginning of period	50,456,027	60,706,459
End of period (including undistributed net investment income of $12,654 and $0, respectively)	$ 57,224,765	$ 50,456,027
Other Information Shares
Sold	3,578,854	6,148,907
Redeemed	(3,624,010)	(5,518,360)
Net increase (decrease)	(45,156)	630,547

Financial Highlights

	Six months ended August 31, 2003	Years ended February 28,
	(Unaudited)	2003	2002 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.00	$ 9.23	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- H	(.02)	(.03)
Net realized and unrealized gain (loss)	.99	(2.22)	(.75)
Total from investment operations	.99	(2.24)	(.78)
Redemption fees added to paid in capital E	- H	.01	.01
Net asset value, end of period	$ 7.99	$ 7.00	$ 9.23
Total Return B,C,D	14.14%	(24.16)%	(7.70)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.70% A	1.80%	1.69% A
Expenses net of voluntary waivers, if any	1.70% A	1.80%	1.69% A
Expenses net of all reductions	1.69% A	1.74%	1.68% A
Net investment income (loss)	.04% A	(.26)%	(.40)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 57,225	$ 50,456	$ 60,706
Portfolio turnover rate	102% A	140%	26% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F For the period June 18, 2001 (commencement of operations) to February 28, 2002. G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. H Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Health Care Sector

Energy Portfolio

Investment Summary

Top Ten Stocks as of August 31, 2003
% of fund's net assets
BP PLC sponsored ADR	9.4
ChevronTexaco Corp.	6.8
ConocoPhillips	5.9
Schlumberger Ltd. (NY Shares)	5.7
Exxon Mobil Corp.	5.7
Royal Dutch Petroleum Co. (NY Shares)	4.3
Occidental Petroleum Corp.	4.2
EnCana Corp.	3.6
Apache Corp.	3.4
Devon Energy Corp.	3.1
52.1
Top Industries as of August 31, 2003
% of fund's net assets
Oil & Gas	67.0%
Energy Equipment & Services	28.8%
Gas Utilities	1.4%
Multi-Utilities & Unregulated Power	0.9%
Electric Utilities	0.7%
All Others*	1.2%

* Includes short-term investments and net other assets.

Semiannual Report

Energy Portfolio

Investments August 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value (Note 1)
ELECTRIC UTILITIES - 0.7%
Dominion Resources, Inc.	22,900	$ 1,387,282
ENERGY EQUIPMENT & SERVICES - 28.8%
Baker Hughes, Inc.	148,350	4,963,791
BJ Services Co. (a)	81,300	3,038,181
Cal Dive International, Inc. (a)	12,400	262,260
Cooper Cameron Corp. (a)	11,400	553,584
Diamond Offshore Drilling, Inc.	52,300	1,056,460
ENSCO International, Inc.	149,100	4,167,345
GlobalSantaFe Corp.	106,219	2,634,231
Grant Prideco, Inc. (a)	116,100	1,346,760
Grey Wolf, Inc. (a)	66,900	253,551
Halliburton Co.	52,500	1,269,450
Helmerich & Payne, Inc.	200	5,850
Maverick Tube Corp. (a)	12,100	205,579
Nabors Industries Ltd. (a)	69,200	2,778,380
National-Oilwell, Inc. (a)	75,900	1,486,122
Noble Corp. (a)	39,000	1,411,020
Precision Drilling Corp. (a)	27,200	1,087,961
Pride International, Inc. (a)	86,600	1,479,994
Rowan Companies, Inc. (a)	104,800	2,624,192
Schlumberger Ltd. (NY Shares)	223,580	11,069,446
Smith International, Inc. (a)	134,900	5,273,241
Tidewater, Inc.	21,900	628,968
Transocean, Inc. (a)	33,600	709,632
Varco International, Inc. (a)	68,300	1,178,175
Weatherford International Ltd. (a)	148,025	5,562,780
Willbros Group, Inc. (a)	38,600	387,930
TOTAL ENERGY EQUIPMENT & SERVICES		55,434,883
GAS UTILITIES - 1.4%
Kinder Morgan, Inc.	45,000	2,396,250
Southwestern Energy Co. (a)	20,500	372,280
TOTAL GAS UTILITIES		2,768,530
METALS & MINING - 0.0%
Alcoa, Inc.	2	57
MULTI-UTILITIES & UNREGULATED POWER - 0.9%
AES Corp. (a)	277,800	1,800,144
OIL & GAS - 67.0%
Anadarko Petroleum Corp.	50,300	2,188,050
Apache Corp.	94,875	6,544,478
BP PLC sponsored ADR	433,100	18,068,932
Burlington Resources, Inc.	115,500	5,592,510
Chesapeake Energy Corp.	147,000	1,593,480
ChevronTexaco Corp.	179,516	13,081,331
ConocoPhillips	203,186	11,345,906
Cross Timbers Royalty Trust	480	10,723
Devon Energy Corp.	115,287	5,966,102
EnCana Corp.	182,288	6,835,882
EOG Resources, Inc.	73,900	3,133,360

	Shares	Value (Note 1)
Exxon Mobil Corp.	290,610	$ 10,955,997
Kerr-McGee Corp.	400	17,580
Murphy Oil Corp.	11,800	681,214
Noble Energy, Inc.	13,200	522,588
Occidental Petroleum Corp.	234,200	8,040,086
Petro-Canada	109,800	4,330,007
Pioneer Natural Resources Co. (a)	85,600	2,170,816
Pogo Producing Co.	37,700	1,732,692
Premcor, Inc. (a)	38,900	953,050
Royal Dutch Petroleum Co. (NY Shares)	182,600	8,193,262
Sunoco, Inc.	65,200	2,649,076
Talisman Energy, Inc.	91,200	4,326,082
Tom Brown, Inc. (a)	14,800	406,852
Total SA sponsored ADR	66,800	5,144,268
Valero Energy Corp.	60,800	2,395,520
XTO Energy, Inc.	64,866	1,361,537
YUKOS Corp. sponsored ADR	13,600	778,600
TOTAL OIL & GAS		129,019,981
TOTAL COMMON STOCKS (Cost $175,759,431)		190,410,877
Money Market Funds - 3.0%

Fidelity Cash Central Fund, 1.11% (b)	1,842,728	1,842,728
Fidelity Securities Lending Cash Central Fund, 1.12% (b)	3,960,055	3,960,055
TOTAL MONEY MARKET FUNDS (Cost $5,802,783)		5,802,783
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $181,562,214)	196,213,660
NET OTHER ASSETS - (1.8)%	(3,556,247)
NET ASSETS - 100%	$ 192,657,413
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $35,628,483 and $46,798,526, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $689 for the period.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	66.6%
United Kingdom	9.4%
Canada	8.6%
Netherlands Antilles	5.7%
Netherlands	4.3%
France	2.7%
Cayman Islands	2.1%
Others (individually less than 1%)	0.6%
100.0%
Income Tax Information
At February 28, 2003, the fund had a capital loss carryforward of approximately $16,051,000 of which $9,287,000 and $6,764,000 will expire on February 28, 2010 and 2011, respectively.
The fund intends to elect to defer to its fiscal year ending February 29, 2004 approximately $6,503,000 of losses recognized during the period November 1, 2002 to February 28, 2003.

See accompanying notes which are an integral part of the financial statements.

Natural Resources Sector

Energy Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,806,202) (cost $181,562,214) - See accompanying schedule		$ 196,213,660
Receivable for fund shares sold		342,723
Dividends receivable		693,850
Interest receivable		1,546
Redemption fees receivable		1,422
Other receivables		872
Total assets		197,254,073

Liabilities
Payable for investments purchased	$ 10,968
Payable for fund shares redeemed	426,403
Accrued management fee	90,917
Other payables and accrued expenses	108,317
Collateral on securities loaned, at value	3,960,055
Total liabilities		4,596,660

Net Assets		$ 192,657,413
Net Assets consist of:
Paid in capital		$ 199,267,736
Undistributed net investment income		736,328
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(21,998,148)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		14,651,497
Net Assets, for 8,585,787 shares outstanding		$ 192,657,413
Net Asset Value and redemption price per share ($192,657,413 ÷ 8,585,787 shares)		$ 22.44
Maximum offering price per share (100/97.00 of $22.44)		$ 23.13

Statement of Operations

	Six months ended August 31, 2003 (Unaudited)

Investment Income
Dividends		$ 2,041,244
Interest		25,577
Security lending		6,786
		2,073,607
Less foreign taxes withheld		(116,567)
Total income		1,957,040

Expenses
Management fee	$ 552,361
Transfer agent fees	504,447
Accounting and security lending fees	62,360
Non-interested trustees' compensation	316
Custodian fees and expenses	7,155
Registration fees	17,756
Audit	19,965
Legal	315
Miscellaneous	1,831
Total expenses before reductions	1,166,506
Expense reductions	(18,267)	1,148,239
Net investment income (loss)		808,801
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	3,430,017
Foreign currency transactions	(631)
Total net realized gain (loss)		3,429,386
Change in net unrealized appreciation (depreciation) on: Investment securities	11,446,630
Assets and liabilities in foreign currencies	8
Total change in net unrealized appreciation (depreciation)		11,446,638
Net gain (loss)		14,876,024
Net increase (decrease) in net assets resulting from operations		$ 15,684,825
Other Information
Sales charges paid to FDC		$ 74,699
Deferred sales charges withheld by FDC		$ 3,013
Exchange fees withheld by FSC		$ 2,505

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Energy Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2003 (Unaudited)	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 808,801	$ 1,115,572
Net realized gain (loss)	3,429,386	(7,649,511)
Change in net unrealized appreciation (depreciation)	11,446,638	(20,417,132)
Net increase (decrease) in net assets resulting from operations	15,684,825	(26,951,071)
Distributions to shareholders from net investment income	(269,099)	(1,333,657)
Share transactions Net proceeds from sales of shares	26,311,694	100,907,114
Reinvestment of distributions	245,036	1,229,797
Cost of shares redeemed	(43,642,198)	(104,199,460)
Net increase (decrease) in net assets resulting from share transactions	(17,085,468)	(2,062,549)
Redemption fees	33,330	70,928
Total increase (decrease) in net assets	(1,636,412)	(30,276,349)

Net Assets
Beginning of period	194,293,825	224,570,174
End of period (including undistributed net investment income of $736,328 and undistributed net investment income of $196,626, respectively)	$ 192,657,413	$ 194,293,825
Other Information Shares
Sold	1,216,679	4,609,528
Issued in reinvestment of distributions	12,035	55,847
Redeemed	(2,060,090)	(4,824,282)
Net increase (decrease)	(831,376)	(158,907)

Financial Highlights

	Six months ended August 31, 2003	Years ended February 28,
	(Unaudited)	2003	2002	2001	2000G	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 20.63	$ 23.45	$ 26.41	$ 23.11	$ 16.23	$ 21.20
Income from Investment Operations
Net investment income (loss)E	.09	.12	.19	.19	.10	.13
Net realized and unrealized gain (loss)	1.75	(2.81)	(2.44)	6.17	7.11	(4.71)
Total from investment operations	1.84	(2.69)	(2.25)	6.36	7.21	(4.58)
Distributions from net investment income	(.03)	(.14)	(.04)	(.14)	(.09)	(.02)
Distributions from net realized gain	-	-	(.69)	(2.97)	(.29)	(.40)
Total distributions	(.03)	(.14)	(.73)	(3.11)	(.38)	(.42)
Redemption fees added to paid in capitalE	-H	.01	.02	.05	.05	.03
Net asset value, end of period	$ 22.44	$ 20.63	$ 23.45	$ 26.41	$ 23.11	$ 16.23
Total ReturnB,C,D	8.93%	(11.46)%	(8.57)%	28.84%	44.89%	(22.00)%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.23%A	1.22%	1.16%	1.16%	1.29%	1.46%
Expenses net of voluntary waivers, if any	1.23%A	1.22%	1.16%	1.16%	1.29%	1.46%
Expenses net of all reductions	1.21%A	1.21%	1.12%	1.12%	1.25%	1.42%
Net investment income (loss)	.85%A	.54%	.77%	.69%	.45%	.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 192,657	$ 194,294	$ 224,570	$ 262,013	$ 175,672	$ 120,004
Portfolio turnover rate	39%A	73%	119%	117%	124%	138%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. G For the year ended February 29. H Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Natural Resources Sector

Energy Service Portfolio

Investment Summary

Top Ten Stocks as of August 31, 2003
% of fund's net assets
Pride International, Inc.	8.1
Smith International, Inc.	7.4
Weatherford International Ltd.	6.9
Rowan Companies, Inc.	6.6
BJ Services Co.	6.5
Nabors Industries Ltd.	6.1
ENSCO International, Inc.	5.1
Noble Corp.	4.4
GlobalSantaFe Corp.	4.3
Grant Prideco, Inc.	4.1
59.5
Top Industries as of August 31, 2003
% of fund's net assets
Energy Equipment & Services	99.4%
All Others *	0.6%

* Includes short-term investments and net other assets.

Semiannual Report

Energy Service Portfolio

Investments August 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value (Note 1)
ENERGY EQUIPMENT & SERVICES - 99.4%
Baker Hughes, Inc.	421,036	$ 14,087,865
BJ Services Co. (a)	710,358	26,546,078
Cal Dive International, Inc. (a)	184,500	3,902,175
Carbo Ceramics, Inc.	30,800	1,193,500
Cooper Cameron Corp. (a)	305,376	14,829,059
Diamond Offshore Drilling, Inc.	618,400	12,491,680
Dril-Quip, Inc. (a)	101,300	1,901,401
ENSCO International, Inc.	745,600	20,839,520
Global Industries Ltd. (a)	380,500	1,841,620
GlobalSantaFe Corp.	712,710	17,675,208
Grant Prideco, Inc. (a)	1,446,505	16,779,458
Grey Wolf, Inc. (a)	706,500	2,677,635
Halliburton Co.	279,267	6,752,676
Helmerich & Payne, Inc.	305,800	8,944,650
Hydril Co. (a)	99,400	2,325,960
Key Energy Services, Inc. (a)	195,100	2,021,236
Maverick Tube Corp. (a)	201,000	3,414,990
Nabors Industries Ltd. (a)	624,877	25,088,812
National-Oilwell, Inc. (a)	531,700	10,410,686
Newpark Resources, Inc. (a)	363,100	1,742,880
Noble Corp. (a)	499,150	18,059,247
Oceaneering International, Inc. (a)	122,200	3,003,676
Offshore Logistics, Inc. (a)	108,600	2,319,696
Patterson-UTI Energy, Inc. (a)	394,100	11,759,944
Precision Drilling Corp. (a)	40,000	1,599,942
Pride International, Inc. (a)	1,926,786	32,928,771
Rowan Companies, Inc. (a)	1,080,800	27,063,232
Schlumberger Ltd. (NY Shares)	295,945	14,652,237
Smith International, Inc. (a)	770,228	30,108,213
Superior Energy Services, Inc. (a)	356,200	3,836,274
Tidewater, Inc.	206,100	5,919,192
Transocean, Inc. (a)	600,327	12,678,906
Unit Corp. (a)	127,600	2,751,056
Universal Compression Holdings, Inc. (a)	73,500	1,691,970
Varco International, Inc. (a)	648,598	11,188,316
W-H Energy Services, Inc. (a)	158,600	2,957,890
Weatherford International Ltd. (a)	753,005	28,297,928
TOTAL COMMON STOCKS (Cost $356,181,464)		406,283,579
Money Market Funds - 7.9%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.11% (b)	2,933,559	$ 2,933,559
Fidelity Securities Lending Cash Central Fund, 1.12% (b)	29,159,600	29,159,600
TOTAL MONEY MARKET FUNDS (Cost $32,093,159)		32,093,159
TOTAL INVESTMENT PORTFOLIO - 107.3% (Cost $388,274,623)		438,376,738
NET OTHER ASSETS - (7.3)%		(29,838,739)
NET ASSETS - 100%		$ 408,537,999
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $40,148,155 and $90,447,605, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,134 for the period.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	87.3%
Cayman Islands	8.7%
Netherlands Antilles	3.6%
Others (individually less than 1%)	0.4%
100.0%
Income Tax Information
At February 28, 2003, the fund had a capital loss carryforward of approximately $89,528,000 of which $66,428,000 and $23,100,000 will expire on February 29, 2008 and February 28, 2010, respectively.
The fund intends to elect to defer to its fiscal year ending February 29, 2004 approximately $8,615,000 of losses recognized during the period November 1, 2002 to February 28, 2003.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Energy Service Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $27,811,085) (cost $388,274,623) - See accompanying schedule		$ 438,376,738
Receivable for fund shares sold		785,324
Dividends receivable		160,188
Interest receivable		1,577
Redemption fees receivable		925
Other receivables		11,133
Total assets		439,335,885

Liabilities
Payable for fund shares redeemed	$ 1,251,790
Accrued management fee	191,685
Other payables and accrued expenses	194,811
Collateral on securities loaned, at value	29,159,600
Total liabilities		30,797,886

Net Assets		$ 408,537,999
Net Assets consist of:
Paid in capital		$ 434,916,290
Accumulated net investment loss		(1,692,957)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(74,787,809)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		50,102,475
Net Assets, for 13,267,194 shares outstanding		$ 408,537,999
Net Asset Value and redemption price per share ($408,537,999 ÷ 13,267,194 shares)		$ 30.79
Maximum offering price per share (100/97.00 of $30.79)		$ 31.74

Statement of Operations

	Six months ended August 31, 2003 (Unaudited)

Investment Income
Dividends		$ 691,042
Interest		24,245
Security lending		61,276
Total income		776,563

Expenses
Management fee	$ 1,246,646
Transfer agent fees	1,039,732
Accounting and security lending fees	144,042
Non-interested trustees' compensation	909
Custodian fees and expenses	11,366
Registration fees	26,048
Audit	20,590
Legal	728
Miscellaneous	4,477
Total expenses before reductions	2,494,538
Expense reductions	(25,018)	2,469,520
Net investment income (loss)		(1,692,957)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	25,842,513
Foreign currency transactions	(121)
Total net realized gain (loss)		25,842,392
Change in net unrealized appreciation (depreciation) on: Investment securities	(14,424,337)
Assets and liabilities in foreign currencies	28
Total change in net unrealized appreciation (depreciation)		(14,424,309)
Net gain (loss)		11,418,083
Net increase (decrease) in net assets resulting from operations		$ 9,725,126
Other Information
Sales charges paid to FDC		$ 154,203
Deferred sales charges withheld by FDC		$ 3,090
Exchange fees withheld by FSC		$ 8,970

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Energy Service Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2003 (Unaudited)	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,692,957)	$ (3,498,908)
Net realized gain (loss)	25,842,392	30,955,133
Change in net unrealized appreciation (depreciation)	(14,424,309)	(49,478,650)
Net increase (decrease) in net assets resulting from operations	9,725,126	(22,022,425)
Share transactions Net proceeds from sales of shares	114,397,686	431,544,308
Cost of shares redeemed	(170,881,011)	(481,148,597)
Net increase (decrease) in net assets resulting from share transactions	(56,483,325)	(49,604,289)
Redemption fees	174,420	610,073
Total increase (decrease) in net assets	(46,583,779)	(71,016,641)

Net Assets
Beginning of period	455,121,778	526,138,419
End of period (including accumulated net investment loss of $1,692,957 and $0, respectively)	$ 408,537,999	$ 455,121,778
Other Information Shares
Sold	3,657,745	13,612,910
Redeemed	(5,699,205)	(15,414,158)
Net increase (decrease)	(2,041,460)	(1,801,248)

Financial Highlights

	Six months ended August 31, 2003	Years ended February 28,
	(Unaudited)	2003	2002	2001	2000 H	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 29.73	$ 30.75	$ 38.51	$ 28.96	$ 13.09	$ 28.02
Income from Investment Operations
Net investment income (loss) E	(.12)	(.21) F	(.14)	(.14)	(.09)	(.10)
Net realized and unrealized gain (loss)	1.17	(.85)	(7.71)	9.57	15.86	(13.26)
Total from investment operations	1.05	(1.06)	(7.85)	9.43	15.77	(13.36)
Distributions from net realized gain	-	-	-	-	-	(1.71)
Redemption fees added to paid in capital E	.01	.04	.09	.12	.10	.14
Net asset value, end of period	$ 30.79	$ 29.73	$ 30.75	$ 38.51	$ 28.96	$ 13.09
Total Return B, C, D	3.57%	(3.32)%	(20.15)%	32.98%	121.24%	(50.57)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.17% A	1.15%	1.13%	1.07%	1.23%	1.39%
Expenses net of voluntary waivers, if any	1.17% A	1.15%	1.13%	1.07%	1.23%	1.39%
Expenses net of all reductions	1.16% A	1.12%	1.07%	1.04%	1.20%	1.35%
Net investment income (loss)	(.79)% A	(.68)%	(.46)%	(.40)%	(.40)%	(.49)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 408,538	$ 455,122	$ 526,138	$ 899,651	$ 631,886	$ 366,896
Portfolio turnover rate	19% A	64%	90%	78%	69%	75%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.01 per share. G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. H For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Natural Resources Sector

Gold Portfolio

Investment Summary

Top Ten Stocks as of August 31, 2003
% of fund's net assets
Kinross Gold Corp.	9.5
Agnico-Eagle Mines Ltd.	8.5
Goldcorp, Inc.	8.1
Compania de Minas Buenaventura SA	6.8
Meridian Gold, Inc.	6.7
IAMGOLD Corp.	4.7
Aber Diamond Corp.	4.5
Freeport-McMoRan Copper & Gold, Inc. Class B	4.4
Gold Fields Ltd.	4.1
Newmont Mining Corp. Holding Co.	4.1
61.4
Top Industries as of August 31, 2003
% of fund's net assets
Gold	64.5%
Precious Metals & Minerals	22.7%
Diversified Metals & Mining	4.5%
All Others*	8.3%

* Includes short-term investments and net other assets.

Semiannual Report

Gold Portfolio

Investments August 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.7%
	Shares	Value (Note 1)
Australia - 2.6%
METALS & MINING - 2.6%
Gold - 2.6%
Newcrest Mining Ltd.	3,000,000	$ 17,864,100
Bermuda - 0.4%
METALS & MINING - 0.4%
Precious Metals & Minerals - 0.4%
Aquarius Platinum Ltd. (Australia)	500,000	2,491,913
Canada - 54.1%
METALS & MINING - 54.1%
Diversified Metals & Mining - 0.1%
Aurizon Mines Ltd. (a)	500,000	721,996
Gold - 43.4%
Agnico-Eagle Mines Ltd.	4,000,000	57,961,806
Apollo Gold Corp. (a)	500,000	963,864
Cambior, Inc. (a)	500,000	1,119,093
Chesapeake Gold Corp. (a)	221,400	524,307
Chesapeake Gold Corp. (a)(d)	199,000	471,261
Eldorado Gold Corp. (a)	2,000,000	5,270,568
Goldcorp, Inc.	4,225,600	54,915,563
High River Gold Mines Ltd. (a)	3,500,000	5,256,128
IAMGOLD Corp.	5,400,000	31,736,038
Kinross Gold Corp. (a)(d)	866,666	6,588,927
Kinross Gold Corp. (a)	8,500,000	64,622,216
Kinross Gold Corp. warrants 12/5/07 (a)	1,300,000	1,135,699
Meridian Gold, Inc. (a)	3,500,000	45,814,231
Northgate Exploration Ltd. (a)	1,000,000	1,451,211
Novagold Resources, Inc. (a)(c)	2,500,000	8,844,446
Orezone Resources, Inc. Class A (a)	3,000,000	1,797,769
Richmont Mines, Inc. (a)	500,000	2,129,887
Wheaton River Minerals Ltd. (a)	2,000,000	3,364,499
		293,967,513
Precious Metals & Minerals - 10.6%
Aber Diamond Corp. (a)	1,300,000	30,560,630
Gabriel Resources Ltd. (a)	4,286,200	11,450,085
Minefinders Corp. Ltd. (a)	1,000,000	7,219,956
SouthernEra Resources Ltd. (a)(c)	5,158,000	22,902,928
		72,133,599
TOTAL METALS & MINING		366,823,108
Papua New Guinea - 1.1%
METALS & MINING - 1.1%
Gold - 1.1%
Lihir Gold Ltd.	8,000,020	7,508,119

	Shares	Value (Note 1)
Peru - 6.8%
METALS & MINING - 6.8%
Precious Metals & Minerals - 6.8%
Compania de Minas Buenaventura SA	1,045,864	$ 19,533,413
Compania de Minas Buenaventura SA sponsored ADR	700,000	26,733,000
		46,266,413
South Africa - 13.2%
METALS & MINING - 13.2%
Gold - 11.1%
African Rainbow Minerals Gold Ltd. (a)	800,000	8,165,038
Avgold Ltd. (a)	945,000	1,179,967
Durban Roodepoort Deep Ltd. sponsored ADR (a)	2,000,000	5,060,000
Gold Fields Ltd.	2,035,701	27,628,949
Gold Fields of South Africa Ltd. sponsored ADR (a)	73,700	1,480
Harmony Gold Mining Co. Ltd.	1,866,400	26,458,398
Western Areas Ltd. (a)	1,000,000	6,514,658
		75,008,490
Precious Metals & Minerals - 2.1%
Anglo American Platinum Corp. Ltd.	193,500	7,151,201
Impala Platinum Holdings Ltd.	92,900	7,186,763
		14,337,964
TOTAL METALS & MINING		89,346,454
United Kingdom - 2.8%
METALS & MINING - 2.8%
Precious Metals & Minerals - 2.8%
Lonmin PLC	1,292,784	18,959,467
United States of America - 10.7%
METALS & MINING - 10.7%
Diversified Metals & Mining - 4.4%
Freeport-McMoRan Copper & Gold, Inc. Class B	1,000,000	30,000,000
Gold - 6.3%
Newmont Mining Corp. Holding Co.	700,000	27,482,000
Newmont Mining Corp. Holding Co. Chess Depositary Interests	672,776	2,630,144
Royal Gold, Inc.	500,000	12,235,000
		42,347,144
TOTAL METALS & MINING		72,347,144
TOTAL COMMON STOCKS (Cost $414,547,635)		621,606,718
Money Market Funds - 14.4%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.11% (b)	57,030,666	$ 57,030,666
Fidelity Securities Lending Cash Central Fund, 1.12% (b)	40,909,311	40,909,311
TOTAL MONEY MARKET FUNDS (Cost $97,939,977)		97,939,977
TOTAL INVESTMENT PORTFOLIO - 106.1% (Cost $512,487,612)	719,546,695
NET OTHER ASSETS - (6.1)%	(41,501,910)
NET ASSETS - 100%	$ 678,044,785
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Affiliated company

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $7,060,188 or 1.0% of net assets.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $55,741,231 and $179,737,274, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $48 for the period.

Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Kinross Gold Corp.	$ -	$ -	$ -	$ -
Minefinders Corp. Ltd.	-	1,268,370	-	-
Novagold Resources, Inc.	1,186,496	-	-	8,844,446
SouthernEra Resources Ltd.	-	-	-	22,902,928
TOTALS	$ 1,186,496	$ 1,268,370	$ -	$ 31,747,374
Income Tax Information

At February 28, 2003, the fund had a capital loss carryforward of approximately $155,080,000 of which $35,849,000, $36,326,000, $42,980,000, $5,311,000 and $34,614,000 will expire on February 28, 2006, February 28, 2007, February 29, 2008, February 28, 2009, and February 28, 2010, respectively. Of the capital loss carryforward expiring on February 28, 2007, and February 29, 2008, $19,715,000 and $14,795,000, respectively, was acquired in the merger with Select Precious Metals and Minerals and is available to offset future capital gains of the fund to the extent provided by regulations.

See accompanying notes which are an integral part of the financial statements.

Natural Resources Sector

Gold Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $39,538,928) (cost $512,487,612) - See accompanying schedule		$ 719,546,695
Cash		18,550
Foreign currency held at value (cost $ 930,288)		930,288
Receivable for fund shares sold		6,128,378
Dividends receivable		336,667
Interest receivable		41,053
Redemption fees receivable		10,371
Other receivables		27,039
Total assets		727,039,041

Liabilities
Payable for investments purchased	$ 3,321,348
Payable for fund shares redeemed	4,225,866
Accrued management fee	308,887
Other payables and accrued expenses	228,844
Collateral on securities loaned, at value	40,909,311
Total liabilities		48,994,256

Net Assets		$ 678,044,785
Net Assets consist of:
Paid in capital		$ 612,307,984
Distributions in excess of net investment income		(19,782,812)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(121,518,275)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		207,037,888
Net Assets, for 26,020,311 shares outstanding		$ 678,044,785
Net Asset Value and redemption price per share ($678,044,785 ÷ 26,020,311 shares)		$ 26.06
Maximum offering price per share (100/97.00 of $26.06)		$ 26.87

Statement of Operations

	Six months ended August 31, 2003 (Unaudited)

Investment Income
Dividends		$ 2,834,169
Interest		182,124
Security lending		130,339
		3,146,632
Less foreign taxes withheld		(162,393)
Total income		2,984,239

Expenses
Management fee	$ 1,704,179
Transfer agent fees	1,356,222
Accounting and security lending fees	185,033
Non-interested trustees' compensation	2,492
Custodian fees and expenses	126,051
Registration fees	45,706
Audit	20,978
Legal	978
Miscellaneous	3,721
Total expenses before reductions	3,445,360
Expense reductions	(133,661)	3,311,699
Net investment income (loss)		(327,460)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain (loss) of $1,986,940 on sales of investments in affiliated issuers)	34,639,591
Foreign currency transactions	(20,073)
Total net realized gain (loss)		34,619,518
Change in net unrealized appreciation (depreciation) on: Investment securities	56,563,076
Assets and liabilities in foreign currencies	(15,323)
Total change in net unrealized appreciation (depreciation)		56,547,753
Net gain (loss)		91,167,271
Net increase (decrease) in net assets resulting from operations		$ 90,839,811
Other Information
Sales charges paid to FDC		$ 508,612
Deferred sales charges withheld by FDC		$ 11,849
Exchange fees withheld by FSC		$ 17,625

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Gold Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2003 (Unaudited)	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (327,460)	$ 1,280,578
Net realized gain (loss)	34,619,518	10,346,641
Change in net unrealized appreciation (depreciation)	56,547,753	63,682,207
Net increase (decrease) in net assets resulting from operations	90,839,811	75,309,426
Distributions to shareholders from net investment income	(14,363,210)	(9,260,070)
Share transactions Net proceeds from sales of shares	271,113,726	1,188,797,905
Reinvestment of distributions	13,854,740	8,907,366
Cost of shares redeemed	(370,121,254)	(1,024,844,325)
Net increase (decrease) in net assets resulting from share transactions	(85,152,788)	172,860,946
Redemption fees	692,227	3,269,476
Total increase (decrease) in net assets	(7,983,960)	242,179,778

Net Assets
Beginning of period	686,028,745	443,848,967
End of period (including distributions in excess of net investment income of $19,782,812 and distributions in excess of net investment income of $5,092,142, respectively)	$ 678,044,785	$ 686,028,745
Other Information Shares
Sold	12,309,792	54,106,714
Issued in reinvestment of distributions	732,667	419,738
Redeemed	(17,201,004)	(48,662,682)
Net increase (decrease)	(4,158,545)	5,863,770

Financial Highlights

	Six months ended August 31, 2003	Years ended February 28,
	(Unaudited)	2003	2002	2001	2000 J	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 22.73	$ 18.25	$ 12.38	$ 13.45	$ 12.79	$ 15.17
Income from Investment Operations
Net investment income (loss) E	(.01)	.05	.25G	.07	.09F	(.08)
Net realized and unrealized gain (loss)	3.83	4.67	5.78	(1.12)	.46	(2.43)
Total from investment operations	3.82	4.72	6.03	(1.05)	.55	(2.51)
Distributions from net investment income	(.52)	(.36)	(.22)	(.07)	-	-
Redemption fees added to paid in capital E	.03	.12	.06	.05	.11	.13
Net asset value, end of period	$ 26.06	$ 22.73	$ 18.25	$ 12.38	$ 13.45	$ 12.79
Total Return B, C, D	17.80%	26.68%	49.79%	(7.41)%	5.16%	(15.69)%
Ratios to Average Net Assets H
Expenses before expense reductions	1.18% A	1.18%	1.29%	1.47%	1.49%	1.57%
Expenses net of voluntary waivers, if any	1.18% A	1.18%	1.29%	1.47%	1.49%	1.57%
Expenses net of all reductions	1.13% A	1.11%	1.24%	1.43%	1.41%	1.54%
Net investment income (loss)	(.11)% A	.22%	1.76%	.60%	.68%	(.59)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 678,045	$ 686,029	$ 443,849	$ 235,921	$ 283,966	$ 179,619
Portfolio turnover rate	20% A	44%	49%	23%	71% I	59%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.06 per share. G Investment income per share reflects a special dividend which amounted to $.04 per share. H Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. I The portfolio turnover rate does not include the assets acquired in the merger with Select Precious Metals and Minerals. J For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Natural Resources Sector

Natural Gas Portfolio

Investment Summary

Top Ten Stocks as of August 31, 2003
% of fund's net assets
Apache Corp.	8.9
ENSCO International, Inc.	8.7
Pride International, Inc.	8.1
Rowan Companies, Inc.	7.3
Burlington Resources, Inc.	5.7
Pioneer Natural Resources Co.	5.5
Cooper Cameron Corp.	5.3
Chesapeake Energy Corp.	4.5
EOG Resources, Inc.	4.5
Devon Energy Corp.	4.3
62.8
Top Industries as of August 31, 2003
% of fund's net assets
Oil & Gas	51.8%
Energy Equipment & Services	41.9%
Gas Utilities	0.5%
Multi-Utilities & Unregulated Power	0.2%
All Others *	5.6%

* Includes short-term investments and net other assets.

Semiannual Report

Natural Gas Portfolio

Investments August 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.4%
	Shares	Value (Note 1)
ENERGY EQUIPMENT & SERVICES - 41.9%
Baker Hughes, Inc.	37,400	$ 1,251,404
BJ Services Co. (a)	75,000	2,802,750
Cooper Cameron Corp. (a)	197,720	9,601,283
Diamond Offshore Drilling, Inc.	149,200	3,013,840
ENSCO International, Inc.	567,200	15,853,240
GlobalSantaFe Corp.	11,553	286,514
Grant Prideco, Inc. (a)	350,696	4,068,074
Grey Wolf, Inc. (a)	161,800	613,222
Noble Corp. (a)	37,300	1,349,514
Pride International, Inc. (a)	864,500	14,774,305
Rowan Companies, Inc. (a)	532,400	13,331,296
Schlumberger Ltd. (NY Shares)	50,000	2,475,500
Smith International, Inc. (a)	19,360	756,782
Transocean, Inc. (a)	142,100	3,001,152
W-H Energy Services, Inc. (a)	101,115	1,885,795
Weatherford International Ltd. (a)	35,502	1,334,165
TOTAL ENERGY EQUIPMENT & SERVICES		76,398,836
GAS UTILITIES - 0.5%
KeySpan Corp.	15,900	536,625
Sempra Energy	12,100	359,975
TOTAL GAS UTILITIES		896,600
MULTI-UTILITIES & UNREGULATED POWER - 0.2%
Equitable Resources, Inc.	7,900	311,813
OIL & GAS - 51.8%
Anadarko Petroleum Corp.	40,700	1,770,450
Apache Corp.	234,818	16,197,746
Bonavista Energy Trust unit	59,000	728,847
Burlington Resources, Inc.	216,000	10,458,720
Chesapeake Energy Corp.	759,900	8,237,316
ChevronTexaco Corp.	10,640	775,337
CNOOC Ltd. sponsored ADR	4,100	154,898
ConocoPhillips	1,494	83,425
Cross Timbers Royalty Trust	1,506	33,644
Denbury Resources, Inc. (a)	144,900	1,905,435
Devon Energy Corp.	150,640	7,795,620
EnCana Corp.	79,408	2,977,836
EOG Resources, Inc.	192,100	8,145,040
Forest Oil Corp. (a)	75,000	1,743,750
Kerr-McGee Corp.	100,000	4,395,000
Murphy Oil Corp.	92,800	5,357,344
Newfield Exploration Co. (a)	69,000	2,711,010
NuVista Energy Ltd. (a)	29,500	169,113
Pioneer Natural Resources Co. (a)	393,700	9,984,232
Progress Energy Ltd. (a)	100,000	747,265
Remington Oil & Gas Corp. (a)	57,000	1,059,630
Spinnaker Exploration Co. (a)	46,350	1,029,897
Suncor Energy, Inc.	8,000	150,175

	Shares	Value (Note 1)
Talisman Energy, Inc.	72,800	$ 3,453,276
XTO Energy, Inc.	203,600	4,273,564
TOTAL OIL & GAS		94,338,570
TOTAL COMMON STOCKS (Cost $156,683,786)		171,945,819
Money Market Funds - 13.9%

Fidelity Cash Central Fund, 1.11% (b)	10,685,649	10,685,649
Fidelity Securities Lending Cash Central Fund, 1.12% (b)	14,618,200	14,618,200
TOTAL MONEY MARKET FUNDS (Cost $25,303,849)		25,303,849
TOTAL INVESTMENT PORTFOLIO - 108.3% (Cost $181,987,635)		197,249,668
NET OTHER ASSETS - (8.3)%		(15,151,769)
NET ASSETS - 100%		$ 182,097,899
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $117,932,763 and $117,216,228, respectively.
Income Tax Information
At February 28, 2003, the fund had a capital loss carryforward of approximately $53,740,000 of which $17,573,000 and $36,167,000 will expire on February 28, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Natural Gas Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $14,006,308) (cost $181,987,635) - See accompanying schedule		$ 197,249,668
Receivable for investments sold		1,461,411
Receivable for fund shares sold		1,336,725
Dividends receivable		101,391
Interest receivable		6,493
Redemption fees receivable		1,732
Other receivables		2,424
Total assets		200,159,844

Liabilities
Payable for investments purchased	$ 2,721,468
Payable for fund shares redeemed	578,993
Accrued management fee	82,503
Other payables and accrued expenses	60,781
Collateral on securities loaned, at value	14,618,200
Total liabilities		18,061,945

Net Assets		$ 182,097,899
Net Assets consist of:
Paid in capital		$ 210,029,477
Accumulated net investment loss		(514,882)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(42,679,150)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		15,262,454
Net Assets, for 9,496,821 shares outstanding		$ 182,097,899
Net Asset Value and redemption price per share ($182,097,899 ÷ 9,496,821 shares)		$ 19.17
Maximum offering price per share (100/97.00 of $19.17)		$ 19.76

Statement of Operations

	Six months ended August 31, 2003 (Unaudited)

Investment Income
Dividends		$ 440,653
Interest		29,894
Security lending		9,909
Total income		480,456

Expenses
Management fee	$ 483,268
Transfer agent fees	461,429
Accounting and security lending fees	55,050
Non-interested trustees' compensation	330
Custodian fees and expenses	5,557
Registration fees	24,961
Audit	19,900
Legal	261
Miscellaneous	1,341
Total expenses before reductions	1,052,097
Expense reductions	(56,759)	995,338
Net investment income (loss)		(514,882)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	11,470,042
Foreign currency transactions	(41,871)
Total net realized gain (loss)		11,428,171
Change in net unrealized appreciation (depreciation) on: Investment securities	1,346,429
Assets and liabilities in foreign currencies	82
Total change in net unrealized appreciation (depreciation)		1,346,511
Net gain (loss)		12,774,682
Net increase (decrease) in net assets resulting from operations		$ 12,259,800
Other Information
Sales charges paid to FDC		$ 305,747
Deferred sales charges withheld by FDC		$ 535
Exchange fees withheld by FSC		$ 3,480

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Natural Gas Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2003 (Unaudited)	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (514,882)	$ 434,413
Net realized gain (loss)	11,428,171	(11,530,770)
Change in net unrealized appreciation (depreciation)	1,346,511	6,463,114
Net increase (decrease) in net assets resulting from operations	12,259,800	(4,633,243)
Distributions to shareholders from net investment income	-	(875,067)
Share transactions Net proceeds from sales of shares	96,976,535	108,934,224
Reinvestment of distributions	-	782,096
Cost of shares redeemed	(90,239,949)	(127,016,898)
Net increase (decrease) in net assets resulting from share transactions	6,736,586	(17,300,578)
Redemption fees	96,879	128,572
Total increase (decrease) in net assets	19,093,265	(22,680,316)

Net Assets
Beginning of period	163,004,634	185,684,950
End of period (including accumulated net investment loss of $514,882 and $0, respectively)	$ 182,097,899	$ 163,004,634
Other Information Shares
Sold	5,203,923	6,131,084
Issued in reinvestment of distributions	-	45,436
Redeemed	(5,063,263)	(7,186,594)
Net increase (decrease)	140,660	(1,010,074)

Financial Highlights

	Six months ended August 31, 2003	Years ended February 28,
	(Unaudited)	2003	2002	2001	2000 H	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 17.42	$ 17.91	$ 23.26	$ 15.21	$ 10.59	$ 13.22
Income from Investment Operations
Net investment income (loss) E	(.06)	.05	.14	.10	- I	.12 F
Net realized and unrealized gain (loss)	1.80	(.45)	(5.35)	8.22	4.68	(2.68)
Total from investment operations	1.74	(.40)	(5.21)	8.32	4.68	(2.56)
Distributions from net investment income	-	(.10)	(.03)	(.04)	(.09)	(.10)
Distributions from net realized gain	-	-	(.13)	(.30)	-	-
Total distributions	-	(.10)	(.16)	(.34)	(.09)	(.10)
Redemption fees added to paid in capital E	.01	.01	.02	.07	.03	.03
Net asset value, end of period	$ 19.17	$ 17.42	$ 17.91	$ 23.26	$ 15.21	$ 10.59
Total Return B, C, D	10.05%	(2.17)%	(22.47)%	55.49%	44.70%	(19.17)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.27% A	1.30%	1.17%	1.15%	1.42%	1.57%
Expenses net of voluntary waivers, if any	1.27% A	1.30%	1.17%	1.15%	1.42%	1.57%
Expenses net of all reductions	1.20% A	1.24%	1.13%	1.10%	1.39%	1.52%
Net investment income (loss)	(.62)% A	.27%	.67%	.47%	.03%	.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 182,098	$ 163,005	$ 185,685	$ 421,167	$ 53,976	$ 36,828
Portfolio turnover rate	146% A	108%	68%	94%	85%	107%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.10 per share. G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. H For the year ended February 29. I Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Natural Resources Sector

Natural Resources Portfolio

Investment Summary

Top Ten Stocks as of August 31, 2003
% of fund's net assets
BP PLC sponsored ADR	7.3
ChevronTexaco Corp.	6.1
ConocoPhillips	5.4
Exxon Mobil Corp.	4.5
Schlumberger Ltd. (NY Shares)	4.2
Alcoa, Inc.	3.4
Royal Dutch Petroleum Co. (NY Shares)	3.4
Newmont Mining Corp. Holding Co.	3.2
Occidental Petroleum Corp.	3.1
International Paper Co.	2.7
43.3
Top Industries as of August 31, 2003
% of fund's net assets
Oil & Gas	52.5%
Energy Equipment & Services	22.1%
Metals & Mining	12.0%
Paper & Forest Products	6.7%
Containers & Packaging	1.7%
All Others*	5.0%

* Includes short-term investments and net other assets.

Semiannual Report

Natural Resources Portfolio

Investments August 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value (Note 1)
CHEMICALS - 0.1%
Olin Corp.	2,500	$ 45,525
CONTAINERS & PACKAGING - 1.7%
Packaging Corp. of America (a)	8,000	161,120
Pactiv Corp. (a)	2,300	46,184
Smurfit-Stone Container Corp. (a)	21,900	345,582
TOTAL CONTAINERS & PACKAGING		552,886
ENERGY EQUIPMENT & SERVICES - 22.1%
Baker Hughes, Inc.	18,790	628,713
BJ Services Co. (a)	10,500	392,385
Cal Dive International, Inc. (a)	1,400	29,610
Cooper Cameron Corp. (a)	1,500	72,840
Diamond Offshore Drilling, Inc.	6,200	125,240
ENSCO International, Inc.	18,900	528,255
GlobalSantaFe Corp.	13,083	324,458
Grant Prideco, Inc. (a)	14,800	171,680
Grey Wolf, Inc. (a)	12,200	46,238
Halliburton Co.	9,700	234,546
Maverick Tube Corp. (a)	1,500	25,485
Nabors Industries Ltd. (a)	8,000	321,200
National-Oilwell, Inc. (a)	9,400	184,052
Noble Corp. (a)	4,900	177,282
Patterson-UTI Energy, Inc. (a)	1,900	56,696
Precision Drilling Corp. (a)	3,500	139,995
Pride International, Inc. (a)	12,900	220,461
Rowan Companies, Inc. (a)	12,600	315,504
Schlumberger Ltd. (NY Shares)	27,426	1,357,861
Smith International, Inc. (a)	17,600	687,984
Tidewater, Inc.	2,700	77,544
Transocean, Inc. (a)	4,100	86,592
Varco International, Inc. (a)	8,800	151,800
Weatherford International Ltd. (a)	18,795	706,316
Willbros Group, Inc. (a)	4,700	47,235
TOTAL ENERGY EQUIPMENT & SERVICES		7,109,972
GAS UTILITIES - 1.4%
Kinder Morgan, Inc.	5,700	303,525
Southwestern Energy Co. (a)	2,400	43,584
TransCanada Corp.	4,900	88,409
TOTAL GAS UTILITIES		435,518
METALS & MINING - 12.0%
Alcan, Inc.	15,600	565,747
Alcoa, Inc.	38,700	1,105,272
Freeport-McMoRan Copper & Gold, Inc. Class B	22,263	667,890

	Shares	Value (Note 1)
Goldcorp, Inc.	15,800	$ 205,336
Newmont Mining Corp. Holding Co.	26,400	1,036,464
Phelps Dodge Corp. (a)	3,600	172,764
Rio Tinto PLC sponsored ADR	700	61,978
Steel Dynamics, Inc. (a)	2,200	35,552
TOTAL METALS & MINING		3,851,003
MULTI-UTILITIES & UNREGULATED POWER - 0.4%
AES Corp. (a)	21,800	141,264
OIL & GAS - 52.5%
Anadarko Petroleum Corp.	6,200	269,700
Apache Corp.	12,285	847,419
BP PLC sponsored ADR	56,264	2,347,334
Burlington Resources, Inc.	14,800	716,616
Chesapeake Energy Corp.	21,000	227,640
ChevronTexaco Corp.	26,816	1,954,082
ConocoPhillips	31,182	1,741,203
Cross Timbers Royalty Trust	60	1,340
Devon Energy Corp.	14,985	775,474
EnCana Corp.	23,242	871,586
EOG Resources, Inc.	9,700	411,280
Exxon Mobil Corp.	38,396	1,447,529
Murphy Oil Corp.	2,000	115,460
Noble Energy, Inc.	1,600	63,344
Occidental Petroleum Corp.	29,300	1,005,869
Petro-Canada	13,900	548,152
Pioneer Natural Resources Co. (a)	12,100	306,856
Pogo Producing Co.	4,700	216,012
Premcor, Inc. (a)	5,000	122,500
Royal Dutch Petroleum Co. (NY Shares)	24,300	1,090,341
Sunoco, Inc.	8,300	337,229
Talisman Energy, Inc.	11,700	554,991
Tom Brown, Inc. (a)	1,900	52,231
Total SA sponsored ADR	2,200	169,422
Valero Energy Corp.	9,200	362,480
XTO Energy, Inc.	8,233	172,811
YUKOS Corp. sponsored ADR	2,400	137,400
TOTAL OIL & GAS		16,866,301
PAPER & FOREST PRODUCTS - 6.7%
Boise Cascade Corp.	1,300	35,425
Bowater, Inc.	3,400	147,254
Domtar, Inc.	6,900	79,908
Georgia-Pacific Corp.	15,700	363,769
International Paper Co.	21,500	871,825
MeadWestvaco Corp.	8,689	220,266
Slocan Forest Products Ltd. (a)	260	1,671
Weyerhaeuser Co.	7,200	428,400
TOTAL PAPER & FOREST PRODUCTS		2,148,518
TOTAL COMMON STOCKS (Cost $28,926,289)		31,150,987
Money Market Funds - 3.2%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.11% (b)	884,911	$ 884,911
Fidelity Securities Lending Cash Central Fund, 1.12% (b)	147,000	147,000
TOTAL MONEY MARKET FUNDS (Cost $1,031,911)		1,031,911
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $29,958,200)		32,182,898
NET OTHER ASSETS - (0.1)%		(36,524)
NET ASSETS - 100%		$ 32,146,374
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $8,499,226 and $7,286,962, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $193 for the period.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	72.6%
Canada	9.6%
United Kingdom	7.5%
Netherlands Antilles	4.2%
Netherlands	3.4%
Cayman Islands	1.6%
Others (individually less than 1%)	1.1%
100.0%
Income Tax Information
At February 28, 2003, the fund had a capital loss carryforward of approximately $2,451,000 of which $733,000 and $1,718,000 will expire on February 28, 2010 and 2011, respectively.
The fund intends to elect to defer to its fiscal year ending February 29, 2004 approximately $726,000 of losses recognized during the period November 1, 2002 to February 28, 2003.

See accompanying notes which are an integral part of the financial statements.

Natural Resources Sector

Natural Resources Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $143,970) (cost $29,958,200) - See accompanying schedule		$ 32,182,898
Receivable for fund shares sold		139,212
Dividends receivable		107,857
Interest receivable		509
Redemption fees receivable		298
Other receivables		375
Total assets		32,431,149

Liabilities
Payable for investments purchased	$ 1,371
Payable for fund shares redeemed	78,763
Accrued management fee	14,750
Other payables and accrued expenses	42,891
Collateral on securities loaned, at value	147,000
Total liabilities		284,775

Net Assets		$ 32,146,374
Net Assets consist of:
Paid in capital		$ 32,877,018
Undistributed net investment income		41,568
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,996,930)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,224,718
Net Assets, for 2,578,002 shares outstanding		$ 32,146,374
Net Asset Value and redemption price per share ($32,146,374 ÷ 2,578,002 shares)		$ 12.47
Maximum offering price per share (100/97.00 of $12.47)		$ 12.86

Statement of Operations

	Six months ended August 31, 2003 (Unaudited)

Investment Income
Dividends		$ 311,560
Interest		4,735
Security lending		1,200
		317,495
Less foreign taxes withheld		(15,956)
Total income		301,539

Expenses
Management fee	$ 85,568
Transfer agent fees	107,909
Accounting and security lending fees	30,448
Non-interested trustees' compensation	58
Custodian fees and expenses	8,318
Registration fees	7,066
Audit	20,578
Legal	47
Miscellaneous	155
Total expenses before reductions	260,147
Expense reductions	(176)	259,971
Net investment income (loss)		41,568
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	440,368
Foreign currency transactions	730
Total net realized gain (loss)		441,098
Change in net unrealized appreciation (depreciation) on: Investment securities	3,073,663
Assets and liabilities in foreign currencies	(9)
Total change in net unrealized appreciation (depreciation)		3,073,654
Net gain (loss)		3,514,752
Net increase (decrease) in net assets resulting from operations		$ 3,556,320
Other Information
Sales charges paid to FDC		$ 17,560
Deferred sales charges withheld by FDC		$ 63
Exchange fees withheld by FSC		$ 300

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Natural Resources Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2003 (Unaudited)	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 41,568	$ 3,817
Net realized gain (loss)	441,098	(1,453,298)
Change in net unrealized appreciation (depreciation)	3,073,654	(3,206,856)
Net increase (decrease) in net assets resulting from operations	3,556,320	(4,656,337)
Distributions to shareholders from net investment income	-	(49,916)
Share transactions Net proceeds from sales of shares	10,296,732	23,260,495
Reinvestment of distributions	-	48,426
Cost of shares redeemed	(8,912,169)	(19,392,640)
Net increase (decrease) in net assets resulting from share transactions	1,384,563	3,916,281
Redemption fees	7,939	25,488
Total increase (decrease) in net assets	4,948,822	(764,484)
Net Assets
Beginning of period	27,197,552	27,962,036
End of period (including undistributed net investment income of $41,568 and $0, respectively)	$ 32,146,374	$ 27,197,552
Other Information Shares
Sold	900,226	1,924,734
Issued in reinvestment of distributions	-	3,769
Redeemed	(786,249)	(1,651,607)
Net increase (decrease)	113,977	276,896

Financial Highlights

	Six months ended August 31, 2003	Years ended February 28,
	(Unaudited)	2003	2002	2001	2000 G	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.04	$ 12.78	$ 14.11	$ 11.71	$ 7.89	$ 10.46
Income from Investment Operations
Net investment income (loss) E	.02	- H	.05	.04	(.02)	(.05)
Net realized and unrealized gain (loss)	1.41	(1.73)	(.98)	3.33	3.80	(2.54)
Total from investment operations	1.43	(1.73)	(.93)	3.37	3.78	(2.59)
Distributions from net investment income	-	(.02)	(.01)	(.01)	-	-
Distributions from net realized gain	-	-	(.40)	(.99)	-	-
Total distributions	-	(.02)	(.41)	(1.00)	-	-
Redemption fees added to paid in capital E	-H	.01	.01	.03	.04	.02
Net asset value, end of period	$ 12.47	$ 11.04	$ 12.78	$ 14.11	$ 11.71	$ 7.89
Total Return B,C,D	12.95%	(13.48)%	(6.73)%	29.57%	48.42%	(24.57)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.77% A	1.75%	1.61%	1.70%	1.89%	3.20%
Expenses net of voluntary waivers, if any	1.77% A	1.75%	1.61%	1.70%	1.89%	2.50%
Expenses net of all reductions	1.77% A	1.72%	1.56%	1.67%	1.85%	2.47%
Net investment income (loss)	.28% A	.01%	.36%	.29%	(.17)%	(.54)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,146	$ 27,198	$ 27,962	$ 23,006	$ 14,057	$ 5,134
Portfolio turnover rate	51% A	70%	115%	138%	164%	155%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. GFor the year ended February 29. HAmount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Natural Resources Sector

Paper and Forest Products Portfolio

Investment Summary

Top Ten Stocks as of August 31, 2003
% of fund's net assets
International Paper Co.	10.4
Smurfit-Stone Container Corp.	10.2
Bowater, Inc.	10.1
Pactiv Corp.	9.2
Georgia-Pacific Corp.	4.6
Sealed Air Corp.	4.4
Packaging Corp. of America	4.4
Avery Dennison Corp.	4.3
Boise Cascade Corp.	3.9
Buckeye Technologies, Inc.	3.7
65.2
Top Industries as of August 31, 2003
% of fund's net assets
Paper & Forest Products	52.6%
Containers & Packaging	38.1%
Commercial Services & Supplies	4.3%
Household Products	2.8%
Real Estate	1.3%
All Others *	0.9%

* Includes short-term investments and net other assets.

Semiannual Report

Paper and Forest Products Portfolio

Investments August 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value (Note 1)
COMMERCIAL SERVICES & SUPPLIES - 4.3%
Avery Dennison Corp.	13,600	$ 744,600
CONTAINERS & PACKAGING - 38.1%
Bemis Co., Inc.	5,800	262,566
Constar International, Inc.	37,100	212,212
Crown Holdings, Inc. (a)	63,300	469,686
Owens-Illinois, Inc. (a)	30,300	346,935
Packaging Corp. of America (a)	37,600	757,264
Pactiv Corp. (a)	79,700	1,600,376
Sealed Air Corp. (a)	15,900	773,694
Silgan Holdings, Inc. (a)	5,600	178,640
Smurfit-Stone Container Corp. (a)	112,770	1,779,511
Temple-Inland, Inc.	5,100	253,878
TOTAL CONTAINERS & PACKAGING		6,634,762
HOUSEHOLD PRODUCTS - 2.8%
Kimberly-Clark Corp.	9,500	485,545
PAPER & FOREST PRODUCTS - 52.6%
Abitibi-Consolidated, Inc.	58,300	441,128
Boise Cascade Corp.	25,100	683,975
Bowater, Inc.	40,700	1,762,717
Buckeye Technologies, Inc. (a)	81,400	638,990
Domtar, Inc.	29,600	342,792
Georgia-Pacific Corp.	35,000	810,950
International Forest Products (Interfor) Class A (a)	48,300	202,260
International Paper Co.	44,600	1,808,529
Louisiana-Pacific Corp. (a)	26,200	344,530
MeadWestvaco Corp.	11,900	301,665
Pope & Talbot, Inc.	44,800	575,680
Rayonier, Inc.	4,400	174,372
Sappi Ltd. sponsored ADR	44,200	569,296
Tembec, Inc. (a)	76,400	521,266
TOTAL PAPER & FOREST PRODUCTS		9,178,150
REAL ESTATE - 1.3%
Plum Creek Timber Co., Inc.	8,800	230,120
TOTAL COMMON STOCKS (Cost $15,932,026)		17,273,177
Money Market Funds - 2.8%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.11% (b)	143,460	$ 143,460
Fidelity Securities Lending Cash Central Fund, 1.12% (b)	348,000	348,000
TOTAL MONEY MARKET FUNDS (Cost $491,460)		491,460
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $16,423,486)		17,764,637
NET OTHER ASSETS - (1.9)%		(334,091)
NET ASSETS - 100%		$ 17,430,546
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $11,780,721 and $16,612,352, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4,341 for the period.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	88.1%
Canada	8.6%
South Africa	3.3%
100.0%
Income Tax Information

At February 28, 2003, the fund had a capital loss carryforward of approximately $9,433,000 of which $1,443,000, $1,575,000, $3,557,000 and $2,858,000 will expire on February 28, 2007, 2009, 2010 and 2011, respectively.

The fund intends to elect to defer to its fiscal year ending February 29, 2004 approximately $865,000 of losses recognized during the period November 1, 2002 to February 28, 2003.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Paper and Forest Products Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $333,104) (cost $16,423,486) - See accompanying schedule		$ 17,764,637
Receivable for fund shares sold		46,465
Dividends receivable		24,718
Interest receivable		317
Other receivables		99
Total assets		17,836,236

Liabilities
Payable to custodian bank	$ 1,171
Payable for fund shares redeemed	18,888
Accrued management fee	7,979
Other payables and accrued expenses	29,652
Collateral on securities loaned, at value	348,000
Total liabilities		405,690

Net Assets		$ 17,430,546
Net Assets consist of:
Paid in capital		$ 26,453,782
Accumulated net investment loss		(71,300)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(10,293,098)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,341,162
Net Assets, for 643,340 shares outstanding		$ 17,430,546
Net Asset Value and redemption price per share ($17,430,546 ÷ 643,340 shares)		$ 27.09
Maximum offering price per share (100/97.00 of $27.09)		$ 27.93

Statement of Operations

	Six months ended August 31, 2003 (Unaudited)

Investment Income
Dividends		$ 110,644
Interest		3,153
Security lending		2,564
Total income		116,361

Expenses
Management fee	$ 51,229
Transfer agent fees	71,532
Accounting and security lending fees	30,591
Non-interested trustees' compensation	38
Custodian fees and expenses	6,655
Registration fees	15,369
Audit	20,053
Legal	33
Miscellaneous	171
Total expenses before reductions	195,671
Expense reductions	(8,010)	187,661
Net investment income (loss)		(71,300)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	132,083
Foreign currency transactions	(7,491)
Total net realized gain (loss)		124,592
Change in net unrealized appreciation (depreciation) on: Investment securities	1,808,342
Assets and liabilities in foreign currencies	(9)
Total change in net unrealized appreciation (depreciation)		1,808,333
Net gain (loss)		1,932,925
Net increase (decrease) in net assets resulting from operations		$ 1,861,625
Other Information
Sales charges paid to FDC		$ 7,376
Deferred sales charges withheld by FDC		$ 70
Exchange fees withheld by FSC		$ 653

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Paper and Forest Products Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2003 (Unaudited)	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (71,300)	$ (17,701)
Net realized gain (loss)	124,592	(2,910,573)
Change in net unrealized appreciation (depreciation)	1,808,333	(3,595,280)
Net increase (decrease) in net assets resulting from operations	1,861,625	(6,523,554)
Share transactions Net proceeds from sales of shares	4,761,075	42,413,424
Cost of shares redeemed	(10,508,166)	(40,708,473)
Net increase (decrease) in net assets resulting from share transactions	(5,747,091)	1,704,951
Redemption fees	7,750	50,656
Total increase (decrease) in net assets	(3,877,716)	(4,767,947)

Net Assets
Beginning of period	21,308,262	26,076,209
End of period (including accumulated net investment loss of $71,300 and $0, respectively)	$ 17,430,546	$ 21,308,262
Other Information Shares
Sold	189,154	1,486,372
Redeemed	(431,082)	(1,507,023)
Net increase (decrease)	(241,928)	(20,651)

Financial Highlights

	Six months ended August 31, 2003	Years ended February 28,
	(Unaudited)	2003	2002	2001	2000 G	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 24.07	$ 28.78	$ 25.00	$ 22.17	$ 18.45	$ 22.66
Income from Investment Operations
Net investment income (loss) E	(.10)	(.02)	.11	.20	.20	(.03)
Net realized and unrealized gain (loss)	3.11	(4.74)	3.71	2.64	3.26	(3.87)
Total from investment operations	3.01	(4.76)	3.82	2.84	3.46	(3.90)
Distributions from net investment income	-	-	(.16)	(.15)	-	-
Distributions in excess of net realized gain	-	-	-	-	-	(.44)
Total distributions	-	-	(.16)	(.15)	-	(.44)
Redemption fees added to paid in capital E	.01	.05	.12	.14	.26	.13
Net asset value, end of period	$ 27.09	$ 24.07	$ 28.78	$ 25.00	$ 22.17	$ 18.45
Total Return B, C, D	12.55%	(16.37)%	15.82%	13.48%	20.16%	(17.01)%
Ratios to Average Net Assets F
Expenses before expense reductions	2.23% A	1.81%	1.82%	2.10%	1.89%	2.30%
Expenses net of voluntary waivers, if any	2.23% A	1.81%	1.82%	2.10%	1.89%	2.30%
Expenses net of all reductions	2.14% A	1.73%	1.69%	2.03%	1.74%	2.21%
Net investment income (loss)	(.81)% A	(.07)%	.42%	.86%	.85%	(.13)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,431	$ 21,308	$ 26,076	$ 15,252	$ 12,412	$ 10,247
Portfolio turnover rate	135% A	201%	247%	318%	383%	338%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. G For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Natural Resources Sector

Business Services and Outsourcing Portfolio

Investment Summary

Top Ten Stocks as of August 31, 2003
% of fund's net assets
First Data Corp.	10.6
Concord EFS, Inc.	9.5
Ceridian Corp.	7.6
Paychex, Inc.	6.4
Omnicom Group, Inc.	5.3
Affiliated Computer Services, Inc. Class A	4.6
Computer Sciences Corp.	4.3
Intuit, Inc.	3.3
State Street Corp.	3.0
Apollo Group, Inc. Class A	2.9
57.5
Top Industries as of August 31, 2003
% of fund's net assets
IT Services	57.6%
Commercial Services & Supplies	16.7%
Media	7.8%
Health Care Providers & Services	6.9%
Software	6.0%
All Others*	5.0%

* Includes short-term investments and net other assets.

Semiannual Report

Business Services and Outsourcing Portfolio

Investments August 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value (Note 1)
CAPITAL MARKETS - 3.8%
Investors Financial Services Corp.	9,700	$ 289,933
State Street Corp.	23,100	1,015,245
TOTAL CAPITAL MARKETS		1,305,178
COMMERCIAL SERVICES & SUPPLIES - 16.7%
Apollo Group, Inc. Class A (a)	15,400	986,678
Aramark Corp. Class B (a)	11,300	282,500
Banta Corp.	3,800	131,974
ChoicePoint, Inc. (a)	19,200	753,600
Cintas Corp.	22,600	902,418
Corinthian Colleges, Inc. (a)	13,900	799,945
Equifax, Inc.	24,400	559,736
H&R Block, Inc.	300	13,230
Hewitt Associates, Inc. Class A (a)	2,500	62,375
Manpower, Inc.	14,600	568,086
MemberWorks, Inc. (a)	1,600	57,760
Robert Half International, Inc. (a)	24,500	544,880
TOTAL COMMERCIAL SERVICES & SUPPLIES		5,663,182
COMPUTERS & PERIPHERALS - 0.3%
Seagate Technology	4,200	96,642
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.1%
Solectron Corp. (a)	3,900	23,127
HEALTH CARE PROVIDERS & SERVICES - 6.9%
AMN Healthcare Services, Inc. (a)	8,300	136,950
DaVita, Inc. (a)	18,100	550,240
IMS Health, Inc.	31,378	610,930
Odyssey Healthcare, Inc. (a)	1,650	50,540
Quest Diagnostics, Inc. (a)	14,600	876,000
U.S. Oncology, Inc. (a)	13,400	106,530
TOTAL HEALTH CARE PROVIDERS & SERVICES		2,331,190
HOUSEHOLD DURABLES - 0.1%
Garmin Ltd.	1,100	43,967
IT SERVICES - 57.6%
Accenture Ltd. Class A (a)	12,600	266,616
Affiliated Computer Services, Inc. Class A (a)	31,500	1,562,715
Anteon International Corp. (a)	5,700	185,421
BearingPoint, Inc. (a)	33,500	274,700
Ceridian Corp. (a)	132,400	2,573,856
Cognizant Technology Solutions Corp. Class A (a)	8,454	294,453
Computer Sciences Corp. (a)	34,200	1,455,894
Concord EFS, Inc. (a)	233,400	3,232,590
DST Systems, Inc. (a)	9,000	356,400
Electronic Data Systems Corp.	39,900	871,017
First Data Corp.	94,000	3,609,599

	Shares	Value (Note 1)
InterCept, Inc. (a)	12,300	$ 157,317
Iron Mountain, Inc. (a)	5,800	214,600
ManTech International Corp. Class A (a)	12,500	285,375
MPS Group, Inc. (a)	14,100	134,655
National Processing, Inc. (a)	28,300	585,244
Paychex, Inc.	60,287	2,170,332
Sabre Holdings Corp. Class A	16,200	366,444
SunGard Data Systems, Inc. (a)	12,700	358,140
The BISYS Group, Inc. (a)	34,100	625,735
TOTAL IT SERVICES		19,581,103
MEDIA - 7.8%
Interpublic Group of Companies, Inc.	34,303	519,690
Lamar Advertising Co. Class A (a)	9,400	314,054
Omnicom Group, Inc.	23,039	1,799,346
Univision Communications, Inc. Class A (a)	900	33,741
TOTAL MEDIA		2,666,831
OIL & GAS - 0.2%
EnCana Corp.	1,400	52,501
REAL ESTATE - 0.0%
Corrections Corp. of America (a)	96	2,208
SOFTWARE - 6.0%
Barra, Inc. (a)	4,900	196,196
Intuit, Inc. (a)	24,600	1,114,872
Jack Henry & Associates, Inc.	6,000	112,140
PeopleSoft, Inc. (a)	14,600	264,260
Reynolds & Reynolds Co. Class A	12,300	357,315
TOTAL SOFTWARE		2,044,783
TOTAL COMMON STOCKS (Cost $28,924,739)		33,810,712
Money Market Funds - 9.7%

Fidelity Cash Central Fund, 1.11% (b)	301,147	301,147
Fidelity Securities Lending Cash Central Fund, 1.12% (b)	2,997,300	2,997,300
TOTAL MONEY MARKET FUNDS (Cost $3,298,447)		3,298,447
TOTAL INVESTMENT PORTFOLIO - 109.2% (Cost $32,223,186)		37,109,159
NET OTHER ASSETS - (9.2)%		(3,121,917)
NET ASSETS - 100%		$ 33,987,242
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $6,907,662 and $8,572,394, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,182 for the period.
Income Tax Information
At February 28, 2003, the fund had a capital loss carryforward of approximately $3,296,000 of which $205,000 and $3,091,000 will expire on February 28, 2010 and 2011, respectively.
The fund intends to elect to defer to its fiscal year ending February 29, 2004 approximately $505,000 of losses recognized during the period November 1, 2002 to February 28, 2003.

See accompanying notes which are an integral part of the financial statements.

Technology Sector

Business Services and Outsourcing Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,905,053) (cost $32,223,186) - See accompanying schedule		$ 37,109,159
Receivable for fund shares sold		22,052
Dividends receivable		8,467
Interest receivable		565
Redemption fees receivable		53
Other receivables		893
Total assets		37,141,189

Liabilities
Payable for fund shares redeemed	$ 96,669
Accrued management fee	16,107
Other payables and accrued expenses	43,871
Collateral on securities loaned, at value	2,997,300
Total liabilities		3,153,947

Net Assets		$ 33,987,242
Net Assets consist of:
Paid in capital		$ 34,365,112
Accumulated net investment loss		(190,266)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(5,073,577)
Net unrealized appreciation (depreciation) on investments		4,885,973
Net Assets, for 2,611,726 shares outstanding		$ 33,987,242
Net Asset Value and redemption price per share ($33,987,242 ÷ 2,611,726 shares)		$ 13.01
Maximum offering price per share (100/97.00 of $13.01)		$ 13.41

Statement of Operations

	Six months ended August 31, 2003 (Unaudited)

Investment Income
Dividends		$ 68,870
Interest		6,024
Security lending		4,865
Total income		79,759

Expenses
Management fee	$ 92,092
Transfer agent fees	118,551
Accounting and security lending fees	30,730
Non-interested trustees' compensation	62
Custodian fees and expenses	3,986
Registration fees	7,015
Audit	20,096
Legal	67
Miscellaneous	248
Total expenses before reductions	272,847
Expense reductions	(2,822)	270,025
Net investment income (loss)		(190,266)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(699,998)
Foreign currency transactions	50
Total net realized gain (loss)		(699,948)
Change in net unrealized appreciation (depreciation) on investment securities		8,490,334
Net gain (loss)		7,790,386
Net increase (decrease) in net assets resulting from operations		$ 7,600,120
Other Information
Sales charges paid to FDC		$ 16,951
Deferred sales charges withheld by FDC		$ 23
Exchange fees withheld by FSC		$ 615

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Business Services and Outsourcing Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2003 (Unaudited)	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (190,266)	$ (401,224)
Net realized gain (loss)	(699,948)	(3,497,634)
Change in net unrealized appreciation (depreciation)	8,490,334	(13,228,095)
Net increase (decrease) in net assets resulting from operations	7,600,120	(17,126,953)
Share transactions Net proceeds from sales of shares	5,866,616	23,784,015
Cost of shares redeemed	(7,372,553)	(42,142,348)
Net increase (decrease) in net assets resulting from share transactions	(1,505,937)	(18,358,333)
Redemption fees	5,535	46,665
Total increase (decrease) in net assets	6,099,718	(35,438,621)

Net Assets
Beginning of period	27,887,524	63,326,145
End of period (including accumulated net investment loss of $190,266 and $0, respectively)	$ 33,987,242	$ 27,887,524
Other Information Shares
Sold	501,767	1,746,855
Redeemed	(625,397)	(3,175,220)
Net increase (decrease)	(123,630)	(1,428,365)

Financial Highlights

	Six months ended August 31, 2003	Years ended February 28,
	(Unaudited)	2003	2002	2001	2000 H	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 10.20	$ 15.21	$ 14.66	$ 14.00	$ 13.57	$ 10.89
Income from Investment Operations
Net investment income (loss) E	(.07)	(.12)	(.11)	(.09)	(.05) F	(.11)
Net realized and unrealized gain (loss)	2.88	(4.90)	.81	2.00	1.69	2.92
Total from investment operations	2.81	(5.02)	.70	1.91	1.64	2.81
Distributions from net realized gain	-	-	(.19)	(1.28)	(1.23)	(.16)
Redemption fees added to paid in capital E	- I	.01	.04	.03	.02	.03
Net asset value, end of period	$ 13.01	$ 10.20	$ 15.21	$ 14.66	$ 14.00	$ 13.57
Total Return B,C,D	27.55%	(32.94)%	5.23%	15.21%	12.15%	26.23%
Ratios to Average Net Assets G
Expenses before expense reductions	1.72% A	1.61%	1.42%	1.54%	1.50%	1.66%
Expenses net of voluntary waivers, if any	1.72% A	1.61%	1.42%	1.54%	1.50%	1.66%
Expenses net of all reductions	1.71% A	1.57%	1.39%	1.51%	1.48%	1.64%
Net investment income (loss)	(1.20)% A	(.97)%	(.74)%	(.67)%	(.37)%	(.91)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,987	$ 27,888	$ 63,326	$ 55,166	$ 52,278	$ 64,123
Portfolio turnover rate	45% A	129%	159%	123%	54%	115%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.05 per share. GExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. HFor the year ended February 29. IAmount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Technology Sector

Computers Portfolio

Investment Summary

Top Ten Stocks as of August 31, 2003
% of fund's net assets
Intel Corp.	6.0
Dell, Inc.	5.3
Cisco Systems, Inc.	4.3
Analog Devices, Inc.	3.6
Microsoft Corp.	3.3
Seagate Technology	3.1
Apple Computer, Inc.	2.8
International Business Machines Corp.	2.7
Sun Microsystems, Inc.	2.6
Hewlett-Packard Co.	2.5
36.2
Top Industries as of August 31, 2003
% of fund's net assets
Semiconductors & Semiconductor Equipment	31.5%
Computers & Peripherals	27.4%
Communications Equipment	16.7%
Software	9.1%
Electronic Equipment & Instruments	6.9%
All Others*	8.4%

* Includes short-term investments and net other assets.

Semiannual Report

Computers Portfolio

Investments August 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value (Note 1)
AEROSPACE & DEFENSE - 0.0%
KVH Industries, Inc. (a)	7,500	$ 206,925
COMMUNICATIONS EQUIPMENT - 16.7%
Adaptec, Inc. (a)	46,600	340,646
ADC Telecommunications, Inc. (a)	1,330,000	3,378,200
Advanced Fibre Communications, Inc. (a)	72,600	1,689,402
Alcatel SA sponsored ADR (a)	233,000	2,537,370
Arris Group, Inc. (a)	177,300	870,543
Avaya, Inc. (a)	427,200	4,464,240
Avocent Corp. (a)	62,800	1,833,760
Centillium Communications, Inc. (a)	220,300	2,117,083
CIENA Corp. (a)	136,000	884,000
Cisco Systems, Inc. (a)	1,970,000	37,725,500
Comverse Technology, Inc. (a)	202,000	3,330,980
Corning, Inc. (a)	320,900	2,647,425
Corvis Corp. (a)	800,000	1,096,000
CyberTAN Technology, Inc.	504,900	739,493
Emulex Corp. (a)	85,600	2,072,376
Enterasys Networks, Inc. (a)	953,300	5,500,541
Extreme Networks, Inc. (a)	175,900	1,211,951
ITF Optical Technologies, Inc. Series A (d)	31,365	39,206
Juniper Networks, Inc. (a)	117,400	2,021,628
Lucent Technologies, Inc. (a)	579,300	1,106,463
Marconi Corp. PLC (a)	3,246,500	4,605,128
Motorola, Inc.	1,822,400	19,554,352
NetScreen Technologies, Inc. (a)	48,100	1,151,033
Nokia Corp. sponsored ADR	632,500	10,303,425
Nortel Networks Corp. (a)	1,301,300	4,229,223
Powerwave Technologies, Inc. (a)	159,700	1,349,465
QLogic Corp. (a)	44,700	2,191,194
QUALCOMM, Inc.	495,000	20,433,600
Telefonaktiebolaget LM Ericsson ADR (a)	308,000	4,767,840
Tellium, Inc. (a)	212,000	175,960
UTStarcom, Inc. (a)	41,700	1,791,432
TOTAL COMMUNICATIONS EQUIPMENT		146,159,459
COMPUTERS & PERIPHERALS - 27.4%
Acer, Inc.	390,000	573,308
Ambit Microsystems Corp.	526,900	1,445,998
Apple Computer, Inc. (a)	1,087,900	24,619,177
ASUSTeK Computer, Inc.	711,000	1,919,930
ATI Technologies, Inc. (a)	95,200	1,436,540
Cray, Inc. (a)	244,600	3,099,082
Dell, Inc. (a)	1,428,900	46,625,007
EMC Corp. (a)	315,400	4,021,350
Handspring, Inc. (a)	2,178,000	2,286,900
Hewlett-Packard Co.	1,091,600	21,744,672
Hutchinson Technology, Inc. (a)	261,800	8,280,734
Imation Corp.	45,900	1,650,105
International Business Machines Corp.	288,100	23,627,081
Komag, Inc. (a)	172,100	2,486,845
Lexmark International, Inc. Class A (a)	242,400	16,250,496

	Shares	Value (Note 1)
M-Systems Flash Disk Pioneers Ltd. (a)	40,700	$ 667,480
Maxtor Corp. (a)	824,700	9,426,321
Palm, Inc. (a)	204,100	3,724,825
Pinnacle Systems, Inc. (a)	137,800	1,249,846
Quanta Computer, Inc.	1,146,200	2,842,791
Seagate Technology	1,187,600	27,326,676
Silicon Graphics, Inc. (a)	22,044	23,367
Storage Technology Corp. (a)	380,700	9,749,727
Sun Microsystems, Inc. (a)	5,996,500	23,146,490
Synaptics, Inc. (a)	178,200	2,138,400
TOTAL COMPUTERS & PERIPHERALS		240,363,148
ELECTRICAL EQUIPMENT - 0.3%
American Power Conversion Corp.	98,000	1,756,160
Byd Co. Ltd. (H Shares) (c)	474,500	1,308,042
TOTAL ELECTRICAL EQUIPMENT		3,064,202
ELECTRONIC EQUIPMENT & INSTRUMENTS - 6.9%
Agilent Technologies, Inc. (a)	382,500	9,302,400
Amphenol Corp. Class A (a)	38,800	2,115,764
Arrow Electronics, Inc. (a)	277,600	5,729,664
AU Optronics Corp. sponsored ADR	175,900	2,381,686
Bell Microproducts, Inc. (a)	571,000	4,105,490
CDW Corp.	41,100	2,121,171
Celestica, Inc. (sub. vtg.) (a)	116,700	2,052,498
Digital Theater Systems, Inc.	400	8,936
Hon Hai Precision Industries Co. Ltd.	511,200	2,115,621
Ingram Micro, Inc. Class A (a)	173,600	2,456,440
Lexar Media, Inc. (a)	178,100	2,970,708
National Instruments Corp.	74,950	2,968,770
Optimax Technology Corp.	460,000	1,188,142
Photon Dynamics, Inc. (a)	95,800	3,104,878
Pioneer Standard Electronics, Inc.	97,500	944,775
Solectron Corp. (a)	823,800	4,885,134
Symbol Technologies, Inc.	154,800	2,095,992
Tech Data Corp. (a)	150,900	5,032,515
Vishay Intertechnology, Inc. (a)	311,500	5,130,405
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		60,710,989
HOUSEHOLD DURABLES - 1.2%
Garmin Ltd.	68,500	2,737,945
Harman International Industries, Inc.	33,500	3,338,275
Koninklijke Philips Electronics NV (NY Shares)	185,900	4,535,960
TOTAL HOUSEHOLD DURABLES		10,612,180
INTERNET & CATALOG RETAIL - 0.4%
Amazon.com, Inc. (a)	76,400	3,548,016
INTERNET SOFTWARE & SERVICES - 2.0%
Ariba, Inc. (a)	174,500	443,230
Art Technology Group, Inc. (a)	892,900	2,025,097
Common Stocks - continued
	Shares	Value (Note 1)
INTERNET SOFTWARE & SERVICES - CONTINUED
CNET Networks, Inc. (a)	160,100	$ 1,348,042
EarthLink, Inc. (a)	323,900	2,458,401
Interwoven, Inc. (a)	194,700	545,160
Netegrity, Inc. (a)	263,500	2,548,045
Openwave Systems, Inc. (a)	250,000	1,227,500
Retek, Inc. (a)	72,800	526,344
United Online, Inc. (a)	128,100	4,881,891
Yahoo!, Inc. (a)	50,300	1,680,020
TOTAL INTERNET SOFTWARE & SERVICES		17,683,730
IT SERVICES - 0.1%
Infosys Technologies Ltd. sponsored ADR	13,100	742,115
ManTech International Corp. Class A (a)	22,000	502,260
Titan Corp.	200	3,216
TOTAL IT SERVICES		1,247,591
LEISURE EQUIPMENT & PRODUCTS - 0.4%
Concord Camera Corp. (a)	75,800	908,084
Largan Precision Co. Ltd.	261,800	2,466,622
TOTAL LEISURE EQUIPMENT & PRODUCTS		3,374,706
MEDIA - 0.3%
AOL Time Warner, Inc. (a)	400	6,544
Sonic Solutions, Inc. (a)	186,700	2,552,189
TOTAL MEDIA		2,558,733
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 31.5%
Actel Corp. (a)	21,200	620,948
Agere Systems, Inc.:
Class A (a)	2,187,111	6,605,075
Class B (a)	1,567,289	4,466,774
Altera Corp. (a)	428,300	9,611,052
Analog Devices, Inc. (a)	762,570	31,265,370
Applied Materials, Inc. (a)	26,400	570,240
Applied Micro Circuits Corp. (a)	230,900	1,341,529
ARM Holdings PLC sponsored ADR (a)	757,000	4,148,360
ASM Pacific Technology Ltd.	316,000	1,061,538
ASML Holding NV (NY Shares) (a)	113,500	1,804,650
Atmel Corp. (a)	317,700	1,458,243
ATMI, Inc. (a)	70,200	1,964,196
Broadcom Corp. Class A (a)	101,500	2,772,980
Conexant Systems, Inc. (a)	300,000	1,644,000
Cree, Inc. (a)	26,700	422,394
Cymer, Inc. (a)	38,100	1,743,837
Cypress Semiconductor Corp. (a)	588,000	10,919,160
Fairchild Semiconductor International, Inc. (a)	218,300	3,863,910
FormFactor, Inc.	43,700	856,083

	Shares	Value (Note 1)
Infineon Technologies AG sponsored ADR (a)	381,700	$ 5,610,990
Integrated Circuit Systems, Inc. (a)	39,500	1,363,540
Integrated Device Technology, Inc. (a)	778,300	10,857,285
Intel Corp.	1,830,100	52,377,461
Intersil Corp. Class A (a)	317,200	9,240,036
KLA-Tencor Corp. (a)	165,000	9,794,400
Lattice Semiconductor Corp. (a)	238,600	2,099,680
Linear Technology Corp.	171,900	7,085,718
LSI Logic Corp. (a)	329,200	3,798,968
Marvell Technology Group Ltd. (a)	175,900	7,417,703
Maxim Integrated Products, Inc.	134,200	6,026,922
MEMC Electronic Materials, Inc. (a)	68,400	887,832
Microchip Technology, Inc.	58,500	1,638,585
Micron Technology, Inc. (a)	360,500	5,176,780
Mindspeed Technologies, Inc. (a)	182,299	641,692
NVIDIA Corp. (a)	133,400	2,422,544
Omnivision Technologies, Inc. (a)	9,700	430,583
Pericom Semiconductor Corp. (a)	190,000	1,985,310
PMC-Sierra, Inc. (a)	321,600	4,586,016
RF Micro Devices, Inc. (a)	194,200	1,712,844
Rohm Co. Ltd.	14,200	1,851,699
Samsung Electronics Co. Ltd.	14,400	5,333,332
Silicon Image, Inc. (a)	633,400	3,293,680
Silicon Laboratories, Inc. (a)	14,100	626,181
Skyworks Solutions, Inc. (a)	534,700	6,063,498
STMicroelectronics NV (NY Shares)	185,900	4,636,346
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	206,444	2,431,910
Teradyne, Inc. (a)	100,000	1,783,000
Texas Instruments, Inc.	170,000	4,054,500
Tokyo Electron Ltd.	44,100	3,101,754
Trident Microsystems, Inc. (a)	152,502	1,974,901
United Microelectronics Corp. sponsored ADR (a)	637,685	3,169,294
Xilinx, Inc. (a)	356,800	11,003,712
Zoran Corp. (a)	164,300	4,100,928
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		275,719,963
SOFTWARE - 9.0%
Actuate Corp. (a)	338,300	1,102,858
Adobe Systems, Inc.	54,500	2,116,235
BEA Systems, Inc. (a)	938,700	12,719,385
Cadence Design Systems, Inc. (a)	238,300	3,388,626
Compuware Corp. (a)	126,400	752,080
Concur Technologies, Inc. (a)	145,100	1,610,610
Manugistics Group, Inc. (a)	190,700	877,220
Microsoft Corp.	1,076,100	28,538,172
Network Associates, Inc. (a)	322,700	4,491,984
Nintendo Co. Ltd.	37,800	3,140,567
Nuance Communications, Inc. (a)	135,600	728,172
Quest Software, Inc. (a)	404,400	4,290,684
Red Hat, Inc. (a)	163,867	1,192,952
Common Stocks - continued
	Shares	Value (Note 1)
SOFTWARE - CONTINUED
Roxio, Inc. (a)	494,700	$ 4,823,325
Secure Computing Corp. (a)	40,000	435,600
Siebel Systems, Inc. (a)	357,978	3,608,418
Synopsys, Inc. (a)	23,200	1,582,472
Verint Systems, Inc. (a)	50,200	1,136,528
VERITAS Software Corp. (a)	61,900	2,134,312
TOTAL SOFTWARE		78,670,200
SPECIALTY RETAIL - 1.7%
Best Buy Co., Inc. (a)	218,000	11,338,180
Circuit City Stores, Inc.	323,100	3,369,933
TOTAL SPECIALTY RETAIL		14,708,113
WIRELESS TELECOMMUNICATION SERVICES - 0.6%
At Road, Inc. (a)	207,600	2,788,068
Nextel Communications, Inc. Class A (a)	109,200	2,105,376
TOTAL WIRELESS TELECOMMUNICATION SERVICES		4,893,444
TOTAL COMMON STOCKS (Cost $706,894,749)		863,521,399
Convertible Preferred Stocks - 0.1%

COMMUNICATIONS EQUIPMENT - 0.0%
Procket Networks, Inc. Series C (d)	233,000	58,250
SOFTWARE - 0.1%
Monterey Design Systems Series E (d)	298,000	149,000
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $3,865,608)		207,250
Money Market Funds - 3.6%

Fidelity Cash Central Fund, 1.11% (b)	8,480,299	8,480,299
Fidelity Securities Lending Cash Central Fund, 1.12% (b)	23,241,360	23,241,360
TOTAL MONEY MARKET FUNDS (Cost $31,721,659)		31,721,659
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $742,482,016)		895,450,308
NET OTHER ASSETS - (2.2)%		(18,870,347)
NET ASSETS - 100%		$ 876,579,961
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
ITF Optical Technologies, Inc. Series A	10/11/00	$ 1,575,000
Monterey Design Systems Series E	11/1/00	$ 1,564,500
Procket Networks, Inc. Series C	11/15/00 - 12/26/00	$ 2,301,108
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $532,185,502 and $471,640,195, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $134,114 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $246,456 or 0.0% of net assets.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	85.5%
Cayman Islands	3.4%
Taiwan	2.5%
Netherlands	1.2%
Finland	1.2%
United Kingdom	1.0%
Japan	1.0%
Others (individually less than 1%)	4.2%
100.0%
Income Tax Information
At February 28, 2003, the fund had a capital loss carryforward of approximately $1,010,050,000 of which $758,270,000 and $251,780,000 will expire on February 28, 2010 and 2011, respectively.
The fund intends to elect to defer to its fiscal year ending February 29, 2004 approximately $67,264,000 of losses recognized during the period November 1, 2002 to February 28, 2003.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Computers Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $20,577,921) (cost $742,482,016) - See accompanying schedule		$ 895,450,308
Foreign currency held at value (cost $612,099)		615,090
Receivable for investments sold		10,338,102
Receivable for fund shares sold		2,571,646
Dividends receivable		232,153
Interest receivable		16,092
Redemption fees receivable		253
Other receivables		40,997
Total assets		909,264,641

Liabilities
Payable to custodian bank	$ 2,420
Payable for investments purchased Regular delivery	7,344,475
Delayed delivery	464,374
Payable for fund shares redeemed	1,030,912
Accrued management fee	391,438
Other payables and accrued expenses	209,701
Collateral on securities loaned, at value	23,241,360
Total liabilities		32,684,680

Net Assets		$ 876,579,961
Net Assets consist of:
Paid in capital		$ 1,755,404,884
Accumulated net investment loss		(3,245,130)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,028,551,902)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		152,972,109
Net Assets, for 26,686,298 shares outstanding		$ 876,579,961
Net Asset Value and redemption price per share ($876,579,961 ÷ 26,686,298 shares)		$ 32.85
Maximum offering price per share (100/97.00 of $32.85)		$ 33.87

Statement of Operations

	Six months ended August 31, 2003 (Unaudited)

Investment Income
Dividends		$ 984,538
Interest		277,381
Security lending		115,622
		1,377,541
Less foreign taxes withheld		(76,622)
Total income		1,300,919

Expenses
Management fee	$ 2,054,728
Transfer agent fees	2,419,670
Accounting and security lending fees	206,176
Non-interested trustees' compensation	935
Custodian fees and expenses	32,061
Registration fees	20,244
Audit	21,138
Legal	2,471
Miscellaneous	10,334
Total expenses before reductions	4,767,757
Expense reductions	(221,708)	4,546,049
Net investment income (loss)		(3,245,130)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	64,776,935
Foreign currency transactions	32,440
Total net realized gain (loss)		64,809,375
Change in net unrealized appreciation (depreciation) on: Investment securities	211,970,731
Assets and liabilities in foreign currencies	3,763
Total change in net unrealized appreciation (depreciation)		211,974,494
Net gain (loss)		276,783,869
Net increase (decrease) in net assets resulting from operations		$ 273,538,739
Other Information
Sales charges paid to FDC		$ 300,352
Deferred sales charges withheld by FDC		$ 1,293
Exchange fees withheld by FSC		$ 4,800

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2003 (Unaudited)	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (3,245,130)	$ (6,779,371)
Net realized gain (loss)	64,809,375	(227,126,964)
Change in net unrealized appreciation (depreciation)	211,974,494	(55,546,425)
Net increase (decrease) in net assets resulting from operations	273,538,739	(289,452,760)
Share transactions Net proceeds from sales of shares	110,828,664	96,965,989
Cost of shares redeemed	(80,345,714)	(201,392,121)
Net increase (decrease) in net assets resulting from share transactions	30,482,950	(104,426,132)
Redemption fees	70,199	131,659
Total increase (decrease) in net assets	304,091,888	(393,747,233)

Net Assets
Beginning of period	572,488,073	966,235,306
End of period (including accumulated net investment loss of $3,245,130 and $0, respectively)	$ 876,579,961	$ 572,488,073
Other Information Shares
Sold	4,077,763	3,812,824
Redeemed	(2,994,836)	(7,735,021)
Net increase (decrease)	1,082,927	(3,922,197)

Financial Highlights

	Six months ended August 31, 2003	Years ended February 28,
	(Unaudited)	2003	2002	2001	2000 G	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 22.36	$ 32.73	$ 41.31	$ 127.95	$ 68.37	$ 41.08
Income from Investment Operations
Net investment income (loss) E	(.12)	(.25)	(.30)	(.51)	(.41)	(.29)
Net realized and unrealized gain (loss)	10.61	(10.12)	(8.29)	(64.38)	74.86	27.39
Total from investment operations	10.49	(10.37)	(8.59)	(64.89)	74.45	27.10
Distributions from net realized gain	-	-	-	(11.85)	(14.92)	-
Distributions in excess of net realized gain	-	-	-	(9.94)	-	-
Total distributions	-	-	-	(21.79)	(14.92)	-
Redemption fees added to paid in capital E	- H	- H	.01	.04	.05	.19
Net asset value, end of period	$ 32.85	$ 22.36	$ 32.73	$ 41.31	$ 127.95	$ 68.37
Total Return B,C,D	46.91%	(31.68)%	(20.77)%	(55.11)%	119.58%	66.43%
Ratios to Average Net Assets F
Expenses before expense reductions	1.35% A	1.40%	1.19%	.96%	1.07%	1.25%
Expenses net of voluntary waivers, if any	1.35% A	1.40%	1.19%	.96%	1.07%	1.25%
Expenses net of all reductions	1.29% A	1.31%	1.13%	.95%	1.05%	1.23%
Net investment income (loss)	(.92)% A	(.96)%	(.77)%	(.52)%	(.47)%	(.54)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 876,580	$ 572,488	$ 966,235	$ 1,472,080	$ 3,824,215	$ 1,831,435
Portfolio turnover rate	141% A	106%	206%	100%	129%	133%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. G For the year ended February 29. H Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Technology Sector

Developing Communications Portfolio

Investment Summary

Top Ten Stocks as of August 31, 2003
% of fund's net assets
Motorola, Inc.	8.4
Telefonaktiebolaget LM Ericsson ADR	7.6
Marconi Corp. PLC	5.5
Alcatel SA sponsored ADR	5.0
QUALCOMM, Inc.	4.5
American Tower Corp. Class A	4.1
Comverse Technology, Inc.	3.4
EchoStar Communications Corp. Class A	3.1
Crown Castle International Corp.	3.0
Liberty Media Corp. Class A	2.9
47.5
Top Industries as of August 31, 2003
% of fund's net assets
Communications Equipment	52.1%
Semiconductors & Semiconductor Equipment	13.4%
Wireless Telecommunication Services	8.9%
Media	6.8%
Diversified Telecommunication Services	3.5%
All Others*	15.3%

* Includes short-term investments and net other assets.

Semiannual Report

Developing Communications Portfolio

Investments August 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.6%
	Shares	Value (Note 1)
COMMUNICATIONS EQUIPMENT - 52.1%
3Com Corp. (a)	250,500	$ 1,427,850
Adtran, Inc.	21,400	1,172,720
Alcatel SA sponsored ADR (a)	2,515,600	27,394,884
Andrew Corp. (a)	116,100	1,437,318
Avaya, Inc. (a)	1,288,200	13,461,690
Centillium Communications, Inc. (a)	119,400	1,147,434
CIENA Corp. (a)	35,600	231,400
Cisco Systems, Inc. (a)	700,000	13,405,000
CommScope, Inc. (a)	130,300	1,339,484
Comverse Technology, Inc. (a)	1,112,500	18,345,125
Corning, Inc. (a)	1,265,000	10,436,250
Corvis Corp. (a)	3,300,000	4,521,000
DBTEL, Inc. (a)	3,321,000	1,998,254
Emulex Corp. (a)	35,900	869,139
Enterasys Networks, Inc. (a)	308,400	1,779,468
Foundry Networks, Inc. (a)	28,900	562,105
Juniper Networks, Inc. (a)	75,000	1,291,500
Lucent Technologies, Inc. (a)	1,421,500	2,715,065
Marconi Corp. PLC (a)	21,338,900	30,269,016
Motorola, Inc.	4,277,600	45,898,647
Nokia Corp. sponsored ADR	899,600	14,654,484
Nortel Networks Corp. (a)	1,775,900	5,771,672
Powerwave Technologies, Inc. (a)	331,800	2,803,710
QUALCOMM, Inc.	596,200	24,611,136
Scientific-Atlanta, Inc.	100	3,400
Sonus Networks, Inc. (a)	257,900	1,831,090
Sycamore Networks, Inc. (a)	163,500	689,970
Tekelec (a)	373,800	6,534,024
Telefonaktiebolaget LM Ericsson ADR (a)	2,692,548	41,680,643
Telson Electronics Co. Ltd. (a)	419,000	1,031,000
UTStarcom, Inc. (a)	115,000	4,940,400
TOTAL COMMUNICATIONS EQUIPMENT		284,254,878
COMPUTERS & PERIPHERALS - 1.5%
Ambit Microsystems Corp.	733,700	2,013,529
Compal Electronics, Inc.	1,475,200	2,251,553
NEC Corp. ADR	185,600	1,401,280
Palm, Inc. (a)	109,200	1,992,900
Silicon Graphics, Inc. (a)	9,528	10,100
Synaptics, Inc. (a)	34,500	414,000
TOTAL COMPUTERS & PERIPHERALS		8,083,362
DIVERSIFIED TELECOMMUNICATION SERVICES - 3.5%
CenturyTel, Inc.	82,300	2,860,748
Citizens Communications Co. (a)	441,600	5,034,240
Commonwealth Telephone Enterprises, Inc. (a)	27,450	1,083,177

	Shares	Value (Note 1)
IDT Corp. (a)	126,100	$ 2,209,272
Level 3 Communications, Inc. (a)	1,557,600	7,819,152
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		19,006,589
ELECTRICAL EQUIPMENT - 1.1%
Byd Co. Ltd. (H Shares)	2,194,500	6,049,524
ELECTRONIC EQUIPMENT & INSTRUMENTS - 3.2%
Amphenol Corp. Class A (a)	192,100	10,475,213
Celestica, Inc. (sub. vtg.) (a)	82,500	1,450,995
CellStar Corp. (a)	378,731	2,215,576
Flextronics International Ltd. (a)	109,800	1,481,202
Ingram Micro, Inc. Class A (a)	145,400	2,057,410
Manufacturers Services Ltd. (a)	4,000	20,600
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		17,700,996
HOUSEHOLD DURABLES - 0.1%
Garmin Ltd.	5,000	199,850
LG Electronics, Inc.	5,550	302,427
TOTAL HOUSEHOLD DURABLES		502,277
INTERNET SOFTWARE & SERVICES - 0.7%
Openwave Systems, Inc. (a)	631,500	3,100,665
Yahoo!, Inc. (a)	15,400	514,360
TOTAL INTERNET SOFTWARE & SERVICES		3,615,025
MEDIA - 6.8%
EchoStar Communications Corp. Class A (a)	461,300	17,021,970
Liberty Media Corp. Class A (a)	1,315,640	15,919,244
Viacom, Inc. Class B (non-vtg.)	90,200	4,059,000
TOTAL MEDIA		37,000,214
METALS & MINING - 0.1%
Liquidmetal Technologies (a)	162,500	609,375
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 13.4%
Agere Systems, Inc. Class B (a)	5,136,500	14,639,025
Applied Micro Circuits Corp. (a)	211,700	1,229,977
Conexant Systems, Inc. (a)	1,092,600	5,987,448
GlobespanVirata, Inc. (a)	903,900	6,878,679
Integrated Device Technology, Inc. (a)	235,100	3,279,645
Intersil Corp. Class A (a)	184,800	5,383,224
Marvell Technology Group Ltd. (a)	37,200	1,568,724
Mindspeed Technologies, Inc. (a)	579,700	2,040,544
PMC-Sierra, Inc. (a)	98,400	1,403,184
RF Micro Devices, Inc. (a)	70,800	624,456
Rohm Co. Ltd.	42,100	5,489,895
Samsung Electronics Co. Ltd.	21,600	7,999,999
Common Stocks - continued
	Shares	Value (Note 1)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - continued
Silicon Laboratories, Inc. (a)	69,500	$ 3,086,495
Skyworks Solutions, Inc. (a)	1,216,400	13,793,976
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		73,405,271
SOFTWARE - 1.2%
Amdocs Ltd. (a)	73,300	1,640,454
Cadence Design Systems, Inc. (a)	95,600	1,359,432
Verint Systems, Inc. (a)	164,600	3,726,544
TOTAL SOFTWARE		6,726,430
WIRELESS TELECOMMUNICATION SERVICES - 8.9%
American Tower Corp. Class A (a)	1,968,310	22,399,368
AT&T Wireless Services, Inc. (a)	29	250
Crown Castle International Corp. (a)	1,502,900	16,156,175
KDDI Corp.	252	1,287,276
NII Holdings, Inc. Class B (a)	1,000	62,990
SBA Communications Corp. Class A (a)	365,600	1,224,760
SpectraSite, Inc. (a)	151,400	4,844,800
Wireless Facilities, Inc. (a)	206,500	2,841,440
TOTAL WIRELESS TELECOMMUNICATION SERVICES		48,817,059
TOTAL COMMON STOCKS (Cost $427,156,853)		505,771,000
Convertible Preferred Stocks - 0.0%

COMMUNICATIONS EQUIPMENT - 0.0%
Procket Networks, Inc. Series C (c) (Cost $1,293,756)	131,000	32,750
Money Market Funds - 15.2%

Fidelity Cash Central Fund, 1.11% (b)	33,694,095	33,694,095
Fidelity Securities Lending Cash Central Fund, 1.12% (b)	49,526,200	49,526,200
TOTAL MONEY MARKET FUNDS (Cost $83,220,295)		83,220,295
TOTAL INVESTMENT PORTFOLIO - 107.8% (Cost $511,670,904)		589,024,045
NET OTHER ASSETS - (7.8)%		(42,838,086)
NET ASSETS - 100%		$ 546,185,959
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Procket Networks, Inc. Series C	12/26/00	$ 1,293,756
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $458,363,516 and $423,553,205, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $111,683 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $32,750 or 0.0% of net assets.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	71.5%
Sweden	7.6%
United Kingdom	5.8%
France	5.0%
Finland	2.7%
Korea (South)	1.8%
Japan	1.4%
Canada	1.3%
Taiwan	1.2%
China	1.1%
Others (individually less than 1%)	0.6%
100.0%
Income Tax Information
At February 28, 2003, the fund had a capital loss carryforward of approximately $1,515,941,000 of which $1,160,493,000 and $355,448,000 will expire on February 28, 2010 and 2011, respectively.
The fund intends to elect to defer to its fiscal year ending February 29, 2004 approximately $20,625,000 of losses recognized during the period November 1, 2002 to February 28, 2003.

See accompanying notes which are an integral part of the financial statements.

Technology Sector

Developing Communications Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $48,050,719) (cost $511,670,904) - See accompanying schedule		$ 589,024,045
Foreign currency held at value (cost $2,305,814)		2,323,294
Receivable for investments sold		9,364,800
Receivable for fund shares sold		1,708,638
Dividends receivable		109,795
Interest receivable		32,787
Redemption fees receivable		57
Other receivables		18,935
Total assets		602,582,351

Liabilities
Payable for investments purchased	$ 5,930,146
Payable for fund shares redeemed	626,093
Accrued management fee	244,399
Other payables and accrued expenses	69,554
Collateral on securities loaned, at value	49,526,200
Total liabilities		56,396,392

Net Assets		$ 546,185,959
Net Assets consist of:
Paid in capital		$ 1,963,939,333
Accumulated net investment loss		(2,068,369)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,493,045,152)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		77,360,147
Net Assets, for 37,396,141 shares outstanding		$ 546,185,959
Net Asset Value and redemption price per share ($546,185,959 ÷ 37,396,141 shares)		$ 14.61
Maximum offering price per share (100/97.00 of $14.61)		$ 15.06

Statement of Operations

	Six months ended August 31, 2003 (Unaudited)

Investment Income
Dividends		$ 711,973
Interest		223,166
Security lending		93,831
Total income		1,028,970

Expenses
Management fee	$ 1,236,960
Transfer agent fees	1,937,131
Accounting and security lending fees	142,120
Non-interested trustees' compensation	307
Custodian fees and expenses	20,413
Registration fees	17,725
Audit	20,469
Legal	1,462
Miscellaneous	6,043
Total expenses before reductions	3,382,630
Expense reductions	(285,291)	3,097,339
Net investment income (loss)		(2,068,369)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	45,975,436
Foreign currency transactions	2,975
Total net realized gain (loss)		45,978,411
Change in net unrealized appreciation (depreciation) on: Investment securities	115,411,503
Assets and liabilities in foreign currencies	7,006
Total change in net unrealized appreciation (depreciation)		115,418,509
Net gain (loss)		161,396,920
Net increase (decrease) in net assets resulting from operations		$ 159,328,551
Other Information
Sales charges paid to FDC		$ 230,385
Deferred sales charges withheld by FDC		$ 591
Exchange fees withheld by FSC		$ 3,990

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Developing Communications Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2003 (Unaudited)	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (2,068,369)	$ (3,657,254)
Net realized gain (loss)	45,978,411	(325,840,794)
Change in net unrealized appreciation (depreciation)	115,418,509	144,032,174
Net increase (decrease) in net assets resulting from operations	159,328,551	(185,465,874)
Share transactions Net proceeds from sales of shares	121,808,553	51,261,295
Cost of shares redeemed	(54,519,597)	(139,059,680)
Net increase (decrease) in net assets resulting from share transactions	67,288,956	(87,798,385)
Redemption fees	47,823	81,487
Total increase (decrease) in net assets	226,665,330	(273,182,772)

Net Assets
Beginning of period	319,520,629	592,703,401
End of period (including accumulated net investment loss of $2,068,369 and $0, respectively)	$ 546,185,959	$ 319,520,629
Other Information Shares
Sold	10,008,996	4,554,507
Redeemed	(4,467,888)	(12,255,987)
Net increase (decrease)	5,541,108	(7,701,480)

Financial Highlights

	Six months ended August 31, 2003	Years ended February 28,
	(Unaudited)	2003	2002	2001	2000 G	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 10.03	$ 14.98	$ 23.94	$ 81.81	$ 32.72	$ 20.14
Income from Investment Operations
Net investment income (loss) E	(.06)	(.10)	(.11)	(.31)	(.22)	(.16)
Net realized and unrealized gain (loss)	4.64	(4.85)	(8.85)	(42.16)	52.31	12.72
Total from investment operations	4.58	(4.95)	(8.96)	(42.47)	52.09	12.56
Distributions from net realized gain	-	-	-	(4.18)	(3.07)	(.07)
Distributions in excess of net realized gain	-	-	-	(11.27)	-	-
Total distributions	-	-	-	(15.45)	(3.07)	(.07)
Redemption fees added to paid in capital E	- H	- H	- H	.05	.07	.09
Net asset value, end of period	$ 14.61	$ 10.03	$ 14.98	$ 23.94	$ 81.81	$ 32.72
Total Return B,C,D	45.66%	(33.04)%	(37.43)%	(55.71)%	166.12%	63.01%
Ratios to Average Net Assets F
Expenses before expense reductions	1.59% A	1.76%	1.31%	1.00%	1.11%	1.38%
Expenses net of voluntary waivers, if any	1.59% A	1.76%	1.31%	1.00%	1.11%	1.38%
Expenses net of all reductions	1.46% A	1.58%	1.22%	.98%	1.11%	1.34%
Net investment income (loss)	(.97)% A	(.93)%	(.55)%	(.53)%	(.47)%	(.64)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 546,186	$ 319,521	$ 592,703	$ 1,286,990	$ 3,452,727	$ 612,061
Portfolio turnover rate	215%A	111%	198%	368%	112%	299%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. GFor the year ended February 29. HAmount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Technology Sector

Electronics Portfolio

Investment Summary

Top Ten Stocks as of August 31, 2003
% of fund's net assets
Analog Devices, Inc.	7.9
Motorola, Inc.	5.1
Texas Instruments, Inc.	4.9
Samsung Electronics Co. Ltd.	3.4
National Semiconductor Corp.	3.3
Agilent Technologies, Inc.	3.0
Synopsys, Inc.	2.8
Linear Technology Corp.	2.7
Micron Technology, Inc.	2.7
Xilinx, Inc.	2.1
37.9
Top Industries as of August 31, 2003
% of fund's net assets
Semiconductors & Semiconductor Equipment	57.5%
Electronic Equipment & Instruments	12.9%
Communications Equipment	11.7%
Software	6.6%
Computers & Peripherals	1.9%
All Others *	9.4%

* Includes short-term investments and net other assets.

Semiannual Report

Electronics Portfolio

Investments August 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.0%
	Shares	Value (Note 1)
BIOTECHNOLOGY - 0.4%
Affymetrix, Inc. (a)	300,000	$ 6,906,000
Caliper Technologies Corp. (a)(c)	1,532,500	8,045,625
TOTAL BIOTECHNOLOGY		14,951,625
COMMUNICATIONS EQUIPMENT - 11.7%
Harris Corp.	600,000	19,920,000
Motorola, Inc.	16,362,760	175,572,415
Nokia Corp. sponsored ADR	3,500,000	57,015,000
Nortel Networks Corp. (a)	600,000	1,949,999
QLogic Corp. (a)	435,400	21,343,308
QUALCOMM, Inc.	1,650,000	68,112,000
Scientific-Atlanta, Inc.	396,100	13,467,400
Telefonaktiebolaget LM Ericsson ADR (a)	1,100,000	17,028,000
UTStarcom, Inc. (a)	750,000	32,220,000
TOTAL COMMUNICATIONS EQUIPMENT		406,628,122
COMPUTERS & PERIPHERALS - 1.9%
Ambit Microsystems Corp.	5,113,900	14,034,331
Hutchinson Technology, Inc. (a)	510,800	16,156,604
Quanta Computer, Inc.	8,556,460	21,221,628
Seagate Technology	600,000	13,806,000
TOTAL COMPUTERS & PERIPHERALS		65,218,563
ELECTRONIC EQUIPMENT & INSTRUMENTS - 12.9%
Agilent Technologies, Inc. (a)	4,218,400	102,591,488
Amphenol Corp. Class A (a)	300,000	16,359,000
Arrow Electronics, Inc. (a)	1,516,400	31,298,496
Avnet, Inc. (a)	832,014	15,017,853
AVX Corp.	1,582,500	22,123,350
Flextronics International Ltd. (a)	4,600,000	62,054,000
Jabil Circuit, Inc. (a)	2,100,000	59,115,000
National Instruments Corp.	30,000	1,188,300
Sanmina-SCI Corp. (a)	3,500,000	31,430,000
Solectron Corp. (a)	4,200,000	24,906,000
Tektronix, Inc. (a)	900,000	21,276,000
Vishay Intertechnology, Inc. (a)	3,571,100	58,816,017
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		446,175,504
HOUSEHOLD DURABLES - 1.0%
Garmin Ltd.	200,000	7,994,000
Koninklijke Philips Electronics NV (NY Shares)	1,000,000	24,400,000
TOTAL HOUSEHOLD DURABLES		32,394,000
IT SERVICES - 1.9%
First Data Corp.	1,200,000	46,080,000
Paychex, Inc.	507,000	18,252,000
TOTAL IT SERVICES		64,332,000

	Shares	Value (Note 1)
OFFICE ELECTRONICS - 1.1%
Canon, Inc. ADR	800,000	$ 38,768,000
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 57.5%
Advanced Micro Devices, Inc. (a)	6,000	67,740
Agere Systems, Inc.:
Class A (a)	4,550,000	13,741,000
Class B (a)	11,044,200	31,475,970
Altera Corp. (a)	850,600	19,087,464
Analog Devices, Inc. (a)	6,687,100	274,171,098
Applied Materials, Inc. (a)	1,768,058	38,190,053
ARM Holdings PLC sponsored ADR (a)	2,769,500	15,176,860
ASM Pacific Technology Ltd.	4,925,500	16,546,219
ASML Holding NV (NY Shares) (a)	4,375,000	69,562,500
Asyst Technologies, Inc. (a)	1,000,000	14,000,000
Axcelis Technologies, Inc. (a)	1,960,600	17,057,220
Broadcom Corp. Class A (a)	1,000,000	27,320,000
Conexant Systems, Inc. (a)	4,299,300	23,560,164
Cree, Inc. (a)	678,700	10,737,034
Cymer, Inc. (a)	100,000	4,577,000
Cypress Semiconductor Corp. (a)	397,100	7,374,147
DuPont Photomasks, Inc. (a)	319,500	8,182,395
Fairchild Semiconductor International, Inc. (a)	1,056,000	18,691,200
Infineon Technologies AG sponsored ADR (a)	1,900,000	27,930,000
Integrated Circuit Systems, Inc. (a)	5,350	184,682
Integrated Device Technology, Inc. (a)	1,180,400	16,466,580
Intel Corp.	2,100,000	60,102,000
International Rectifier Corp. (a)	100,000	4,159,000
Intersil Corp. Class A (a)	1,115,000	32,479,950
KLA-Tencor Corp. (a)	897,760	53,291,034
Lam Research Corp. (a)	659,981	16,974,711
Lattice Semiconductor Corp. (a)	3,000,000	26,400,000
Linear Technology Corp.	2,290,240	94,403,693
LSI Logic Corp. (a)	5,000,000	57,700,000
Marvell Technology Group Ltd. (a)	150,000	6,325,500
Maxim Integrated Products, Inc.	1,286,700	57,785,697
MEMC Electronic Materials, Inc. (a)	731,700	9,497,466
Micrel, Inc. (a)	600,000	8,160,000
Micron Technology, Inc. (a)	6,451,800	92,647,848
Mindspeed Technologies, Inc. (a)	3,165,133	11,141,268
National Semiconductor Corp. (a)	3,919,900	114,225,886
Novellus Systems, Inc. (a)	25,900	1,034,964
NVIDIA Corp. (a)	3,400,000	61,744,000
Photronics, Inc. (a)	500,000	12,145,000
RF Micro Devices, Inc. (a)	407,600	3,595,032
Rohm Co. Ltd.	422,400	55,081,511
Samsung Electronics Co. Ltd.	322,650	119,499,981
Samsung Electronics Co. Ltd. GDR	90,000	16,695,000
Semtech Corp. (a)	501,000	10,566,090
Silicon Laboratories, Inc. (a)	204,900	9,099,609
Skyworks Solutions, Inc. (a)	2,160,054	24,495,012
Common Stocks - continued
	Shares	Value (Note 1)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - continued
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	1,416,000	$ 16,680,480
Teradyne, Inc. (a)	1,484,062	26,460,825
Texas Instruments, Inc.	7,091,300	169,127,505
Tokyo Electron Ltd.	1,003,300	70,566,666
Varian Semiconductor Equipment Associates, Inc. (a)	656,900	26,650,433
Xilinx, Inc. (a)	2,310,400	71,252,736
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		1,994,088,223
SOFTWARE - 6.6%
Cadence Design Systems, Inc. (a)	4,735,000	67,331,700
Microsoft Corp.	2,400,000	63,648,000
Red Hat, Inc. (a)	280,248	2,040,205
Synopsys, Inc. (a)	1,400,000	95,494,000
TOTAL SOFTWARE		228,513,905
TOTAL COMMON STOCKS (Cost $3,062,367,064)		3,291,069,942
Convertible Preferred Stocks - 0.0%

COMMUNICATIONS EQUIPMENT - 0.0%
Procket Networks, Inc. Series C (e) (Cost $2,469,000)	250,000	62,500
Convertible Bonds - 0.0%
Principal Amount
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
Micron Technology, Inc. 2.5% 2/1/10 (d) (Cost $412,000)	$ 412,000	563,946
Money Market Funds - 5.7%
	Shares
Fidelity Cash Central Fund, 1.11% (b)	163,387,018	163,387,018
Fidelity Securities Lending Cash Central Fund, 1.12% (b)	35,100,000	35,100,000
TOTAL MONEY MARKET FUNDS (Cost $198,487,018)		198,487,018
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $3,263,735,082)		3,490,183,406
NET OTHER ASSETS - (0.7)%		(23,598,861)
NET ASSETS - 100%		$ 3,466,584,545
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Affiliated company

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $563,946 or 0.0% of net assets.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Procket Networks, Inc. Series C	11/15/00	$ 2,469,000
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $745,722,012 and $762,348,639, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $45,024 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $62,500 or 0.0% of net assets.

Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Caliper Technologies Corp.	$ -	$ -	$ -	$ 8,045,625
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	80.7%
Japan	4.7%
Korea (South)	3.9%
Netherlands	2.7%
Singapore	1.8%
Finland	1.6%
Taiwan	1.5%
Others (individually less than 1%)	3.1%
100.0%
Income Tax Information
At February 28, 2003, the fund had a capital loss carryforward of approximately $2,998,039,000 of which $1,483,259,000 and $1,514,780,000 will expire on February 28, 2010 and 2011, respectively.
The fund intends to elect to defer to its fiscal year ending February 29, 2004 approximately $269,690,000 of losses recognized during the period November 1, 2002 to February 28, 2003.

See accompanying notes which are an integral part of the financial statements.

Technology Sector

Electronics Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $32,638,372) (cost $3,263,735,082) - See accompanying schedule		$ 3,490,183,406
Cash		45
Foreign currency held at value (cost $367,317)		371,570
Receivable for investments sold		7,394,919
Receivable for fund shares sold		12,165,809
Dividends receivable		701,051
Interest receivable		144,645
Redemption fees receivable		2,736
Other receivables		13,617
Total assets		3,510,977,798

Liabilities
Payable for investments purchased	$ 2,391,760
Payable for fund shares redeemed	4,305,885
Accrued management fee	1,529,017
Other payables and accrued expenses	1,066,591
Collateral on securities loaned, at value	35,100,000
Total liabilities		44,393,253

Net Assets		$ 3,466,584,545
Net Assets consist of:
Paid in capital		$ 6,550,760,640
Accumulated net investment loss		(10,102,905)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,300,528,989)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		226,455,799
Net Assets, for 92,140,105 shares outstanding		$ 3,466,584,545
Net Asset Value and redemption price per share ($3,466,584,545 ÷ 92,140,105 shares)		$ 37.62
Maximum offering price per share (100/97.00 of $37.62)		$ 38.78

Statement of Operations

	Six months ended August 31, 2003 (Unaudited)

Investment Income
Dividends		$ 4,971,496
Interest		1,188,538
Security lending		57,595
		6,217,629
Less foreign taxes withheld		(518,103)
Total income		5,699,526

Expenses
Management fee	$ 7,985,825
Transfer agent fees	7,218,905
Accounting and security lending fees	610,302
Non-interested trustees' compensation	5,161
Depreciation in trustee deferred compensation account	(1,739)
Custodian fees and expenses	96,167
Registration fees	67,395
Audit	30,239
Legal	5,685
Miscellaneous	35,275
Total expenses before reductions	16,053,215
Expense reductions	(250,784)	15,802,431
Net investment income (loss)		(10,102,905)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	47,093,621
Foreign currency transactions	(99,288)
Total net realized gain (loss)		46,994,333
Change in net unrealized appreciation (depreciation) on: Investment securities	1,115,616,523
Assets and liabilities in foreign currencies	(12,766)
Total change in net unrealized appreciation (depreciation)		1,115,603,757
Net gain (loss)		1,162,598,090
Net increase (decrease) in net assets resulting from operations		$ 1,152,495,185
Other Information
Sales charges paid to FDC		$ 1,632,427
Deferred sales charges withheld by FDC		$ 2,771
Exchange fees withheld by FSC		$ 16,328

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Electronics Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2003 (Unaudited)	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (10,102,905)	$ (24,331,083)
Net realized gain (loss)	46,994,333	(1,480,058,739)
Change in net unrealized appreciation (depreciation)	1,115,603,757	(417,760,508)
Net increase (decrease) in net assets resulting from operations	1,152,495,185	(1,922,150,330)
Share transactions Net proceeds from sales of shares	517,316,021	838,839,233
Cost of shares redeemed	(407,979,815)	(1,254,435,950)
Net increase (decrease) in net assets resulting from share transactions	109,336,206	(415,596,717)
Redemption fees	717,440	1,991,862
Total increase (decrease) in net assets	1,262,548,831	(2,335,755,185)

Net Assets
Beginning of period	2,204,035,714	4,539,790,899
End of period (including accumulated net investment loss of $10,102,905 and $0, respectively)	$ 3,466,584,545	$ 2,204,035,714
Other Information Shares
Sold	17,317,801	24,989,478
Redeemed	(13,677,097)	(39,057,366)
Net increase (decrease)	3,640,704	(14,067,888)

Financial Highlights

	Six months ended August 31, 2003	Years ended February 28,
	(Unaudited)	2003	2002	2001	2000 G	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 24.90	$ 44.26	$ 48.25	$ 121.58	$ 47.34	$ 34.99
Income from Investment Operations
Net investment income (loss) E	(.11)	(.26)	(.29)	(.30)	(.33)	(.23)
Net realized and unrealized gain (loss)	12.82	(19.12)	(3.73)	(54.44)	81.13	12.53
Total from investment operations	12.71	(19.38)	(4.02)	(54.74)	80.80	12.30
Distributions from net realized gain	-	-	-	(15.17)	(6.62)	-
Distributions in excess of net realized gain	-	-	-	(3.51)	-	-
Total distributions	-	-	-	(18.68)	(6.62)	-
Redemption fees added to paid in capital E	.01	.02	.03	.09	.06	.05
Net asset value, end of period	$ 37.62	$ 24.90	$ 44.26	$ 48.25	$ 121.58	$ 47.34
Total Return B, C, D	51.08%	(43.74)%	(8.27)%	(49.66)%	178.06%	35.30%
Ratios to Average Net Assets F
Expenses before expense reductions	1.17% A	1.14%	.99%	.88%	.99%	1.18%
Expenses net of voluntary waivers, if any	1.17% A	1.14%	.99%	.88%	.99%	1.18%
Expenses net of all reductions	1.15% A	1.06%	.97%	.87%	.98%	1.15%
Net investment income (loss)	(.74)% A	(.78)%	(.59)%	(.31)%	(.46)%	(.62)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,466,585	$ 2,204,036	$ 4,539,791	$ 5,230,452	$ 9,960,884	$ 2,885,548
Portfolio turnover rate	58% A	70%	57%	100%	125%	160%

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. GFor the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Technology Sector

Networking and Infrastructure Portfolio

Investment Summary

Top Ten Stocks as of August 31, 2003
% of fund's net assets
Cisco Systems, Inc.	7.8
Marvell Technology Group Ltd.	7.6
Agere Systems, Inc. Class A	6.7
Microsoft Corp.	5.6
Agilent Technologies, Inc.	5.1
Sun Microsystems, Inc.	3.6
Skyworks Solutions, Inc.	3.4
Adtran, Inc.	3.3
Network Associates, Inc.	3.3
Seagate Technology	3.1
49.5
Top Industries as of August 31, 2003
% of fund's net assets
Semiconductors & Semiconductor Equipment	32.8%
Communications Equipment	28.3%
Software	16.3%
Computers & Peripherals	8.8%
Electronic Equipment & Instruments	7.3%
All Others*	6.5%

* Includes short-term investments and net other assets.

Semiannual Report

Networking and Infrastructure Portfolio

Investments August 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.6%
	Shares	Value (Note 1)
COMMUNICATIONS EQUIPMENT - 28.1%
3Com Corp. (a)	513,500	$ 2,926,950
Adtran, Inc.	91,100	4,992,280
Advanced Fibre Communications, Inc. (a)	200	4,654
Black Box Corp.	7,100	334,410
Brocade Communications Systems, Inc. (a)	109,800	619,272
CIENA Corp. (a)	113,700	739,050
Cisco Systems, Inc. (a)	604,340	11,573,110
Comverse Technology, Inc. (a)	27,500	453,475
Emulex Corp. (a)	22,900	554,409
Enterasys Networks, Inc. (a)	233,700	1,348,449
Harris Corp.	29,700	986,040
JDS Uniphase Corp. (a)	119,500	411,080
Lucent Technologies, Inc. (a)	300	573
Motorola, Inc.	249,200	2,673,916
NetScreen Technologies, Inc. (a)	41,300	988,309
QLogic Corp. (a)	55,680	2,729,434
Scientific-Atlanta, Inc.	65,500	2,227,000
Sycamore Networks, Inc. (a)	69,000	291,180
Telefonaktiebolaget LM Ericsson ADR (a)	225,700	3,493,836
UTStarcom, Inc. (a)	102,400	4,399,104
TOTAL COMMUNICATIONS EQUIPMENT		41,746,531
COMPUTERS & PERIPHERALS - 8.8%
ASUSTeK Computer, Inc.	3,600	9,721
Crossroads Systems, Inc. (a)	50,000	159,000
Dell, Inc. (a)	25,900	845,117
Drexler Technology Corp. (a)	29,700	541,134
EMC Corp. (a)	114,020	1,453,755
Read-Rite Corp. (a)	44,000	2,640
Seagate Technology	202,700	4,664,127
Sun Microsystems, Inc. (a)	1,387,900	5,357,294
TOTAL COMPUTERS & PERIPHERALS		13,032,788
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.8%
AT&T Corp.	4,480	99,904
Qwest Communications International, Inc. (a)	117,400	522,430
Verizon Communications, Inc.	16,900	596,908
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		1,219,242
ELECTRONIC EQUIPMENT & INSTRUMENTS - 7.3%
Agilent Technologies, Inc. (a)	310,800	7,558,656
Amphenol Corp. Class A (a)	6,300	343,539
Avnet, Inc. (a)	51,309	926,127
Bell Microproducts, Inc. (a)	22,700	163,213
Flextronics International Ltd. (a)	59,900	808,051

	Shares	Value (Note 1)
Jabil Circuit, Inc. (a)	11,400	$ 320,910
Sanmina-SCI Corp. (a)	49,500	444,510
Tektronix, Inc. (a)	13,000	307,320
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		10,872,326
INTERNET SOFTWARE & SERVICES - 0.3%
EarthLink, Inc. (a)	40,000	303,600
Vignette Corp. (a)	80,500	185,150
TOTAL INTERNET SOFTWARE & SERVICES		488,750
MEDIA - 0.2%
Comcast Corp. Class A (a)	7,246	215,569
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 32.8%
Agere Systems, Inc.:
Class A (a)	3,289,400	9,933,988
Class B (a)	1,588,140	4,526,199
Altera Corp. (a)	25,400	569,976
Broadcom Corp. Class A (a)	16,780	458,430
Chartered Semiconductor Manufacturing Ltd. ADR (a)	32,600	214,182
Conexant Systems, Inc. (a)	363,000	1,989,240
Fairchild Semiconductor International, Inc. (a)	50,000	885,000
Integrated Silicon Solution, Inc. (a)	50,700	478,101
Intersil Corp. Class A (a)	25,800	751,554
Lattice Semiconductor Corp. (a)	106,500	937,200
LSI Logic Corp. (a)	264,610	3,053,599
Marvell Technology Group Ltd. (a)	266,670	11,245,474
Micron Technology, Inc. (a)	23,700	340,332
Mindspeed Technologies, Inc. (a)	121,033	426,036
National Semiconductor Corp. (a)	46,300	1,349,182
Skyworks Solutions, Inc. (a)	448,200	5,082,588
STMicroelectronics NV (NY Shares)	68,190	1,700,659
Texas Instruments, Inc.	188,000	4,483,800
Virage Logic Corp. (a)	21,700	212,877
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		48,638,417
SOFTWARE - 16.3%
Adobe Systems, Inc.	3,900	151,437
BEA Systems, Inc. (a)	194,010	2,628,836
Check Point Software Technologies Ltd. (a)	139,000	2,428,330
Legato Systems, Inc. (a)	1,059	11,988
Microsoft Corp.	314,800	8,348,496
Network Associates, Inc. (a)	356,950	4,968,744
Symantec Corp. (a)	17,200	987,796
Common Stocks - continued
	Shares	Value (Note 1)
SOFTWARE - continued
Vastera, Inc. (a)	68,600	$ 372,498
VERITAS Software Corp. (a)	126,100	4,347,928
TOTAL SOFTWARE		24,246,053
TOTAL COMMON STOCKS (Cost $123,767,778)		140,459,676
Convertible Preferred Stocks - 0.2%

COMMUNICATIONS EQUIPMENT - 0.2%
Lucent Technologies Capital Trust I 7.75% (c) (Cost $300,000)	300	220,125
Money Market Funds - 4.5%

Fidelity Cash Central Fund, 1.11% (b)	3,760,184	3,760,184
Fidelity Securities Lending Cash Central Fund, 1.12% (b)	2,942,400	2,942,400
TOTAL MONEY MARKET FUNDS (Cost $6,702,584)		6,702,584
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $130,770,362)		147,382,385
NET OTHER ASSETS - 0.7%		1,026,964
NET ASSETS - 100%		$ 148,409,349
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $220,125 or 0.2% of net assets.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $56,365,049 and $23,751,897, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $17,647 for the period.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	83.4%
Bermuda	7.6%
Cayman Islands	3.1%
Sweden	2.3%
Israel	1.6%
Netherlands	1.2%
Others (individually less than 1%)	0.8%
100.0%
Income Tax Information

At February 28, 2003, the fund had a capital loss carryforward of approximately $203,979,000 of which $435,000, $119,985,000 and $83,559,000 will expire on February 28, 2009, 2010 and 2011, respectively.

The fund intends to elect to defer to its fiscal year ending February 29, 2004 approximately $3,559,000 of losses recognized during the period November 1, 2002 to February 28, 2003.

See accompanying notes which are an integral part of the financial statements.

Technology Sector

Networking and Infrastructure Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,850,044) (cost $130,770,362) - See accompanying schedule		$ 147,382,385
Foreign currency held at value (cost $83,655)		84,789
Receivable for fund shares sold		4,609,746
Dividends receivable		748
Interest receivable		2,258
Redemption fees receivable		241
Other receivables		2,223
Total assets		152,082,390

Liabilities
Payable for fund shares redeemed	$ 575,808
Accrued management fee	63,748
Other payables and accrued expenses	91,085
Collateral on securities loaned, at value	2,942,400
Total liabilities		3,673,041

Net Assets		$ 148,409,349
Net Assets consist of:
Paid in capital		$ 343,600,098
Accumulated net investment loss		(532,835)
Accumulated undistributed net realized gain (loss) on investments		(211,271,072)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		16,613,158
Net Assets, for 65,909,767 shares outstanding		$ 148,409,349
Net Asset Value and redemption price per share ($148,409,349 ÷ 65,909,767 shares)		$ 2.25
Maximum offering price per share (100/97.00 of $2.25)		$ 2.32

Statement of Operations

	Six months ended August 31, 2003 (Unaudited)

Investment Income
Dividends		$ 58,980
Special Dividends		184,000
Interest		76,028
Security lending		9,964
Total income		328,972

Expenses
Management fee	$ 307,061
Transfer agent fees	482,424
Accounting and security lending fees	36,727
Non-interested trustees' compensation	193
Custodian fees and expenses	3,917
Registration fees	13,010
Audit	20,450
Legal	129
Miscellaneous	310
Total expenses before reductions	864,221
Expense reductions	(2,414)	861,807
Net investment income (loss)		(532,835)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		(667,445)
Change in net unrealized appreciation (depreciation) on: Investment securities	42,362,088
Assets and liabilities in foreign currencies	1,659
Total change in net unrealized appreciation (depreciation)		42,363,747
Net gain (loss)		41,696,302
Net increase (decrease) in net assets resulting from operations		$ 41,163,467
Other Information
Sales charges paid to FDC		$ 175,402
Deferred sales charges withheld by FDC		$ 84
Exchange fees withheld by FSC		$ 2,265

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Networking and Infrastructure Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2003 (Unaudited)	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (532,835)	$ (1,199,723)
Net realized gain (loss)	(667,445)	(43,367,097)
Change in net unrealized appreciation (depreciation)	42,363,747	4,112,042
Net increase (decrease) in net assets resulting from operations	41,163,467	(40,454,778)
Share transactions Net proceeds from sales of shares	84,487,659	101,212,417
Cost of shares redeemed	(55,327,288)	(93,620,403)
Net increase (decrease) in net assets resulting from share transactions	29,160,371	7,592,014
Redemption fees	104,638	296,871
Total increase (decrease) in net assets	70,428,476	(32,565,893)

Net Assets
Beginning of period	77,980,873	110,546,766
End of period (including accumulated net investment loss of $532,835 and $0, respectively)	$ 148,409,349	$ 77,980,873
Other Information Shares
Sold	44,274,593	58,157,174
Redeemed	(29,694,327)	(53,233,832)
Net increase (decrease)	14,580,266	4,923,342

Financial Highlights

	Six months ended August 31, 2003	Years ended February 28,
	(Unaudited)	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 1.52	$ 2.38	$ 4.14	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	(.03)	(.03)	(.02)
Net realized and unrealized gain (loss)	.74	(.84)	(1.74)	(5.86)
Total from investment operations	.73	(.87)	(1.77)	(5.88)
Redemption fees added to paid in capital E	- H	.01	.01	.02
Net asset value, end of period	$ 2.25	$ 1.52	$ 2.38	$ 4.14
Total Return B,C,D	48.03%	(36.13)%	(42.51)%	(58.60)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.63% A	1.93%	1.58%	1.60% A
Expenses net of voluntary waivers, if any	1.63% A	1.93%	1.58%	1.60% A
Expenses net of all reductions	1.63% A	1.78%	1.52%	1.59% A
Net investment income (loss)	(1.01)% A	(1.45)%	(1.03)%	(.89)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 148,409	$ 77,981	$ 110,547	$ 130,351
Portfolio turnover rate	50% A	120%	177%	126% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F For the period September 21, 2000 (commencement of operations) to February 28, 2001. G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. H Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Technology Sector

Software and Computer Services Portfolio

Investment Summary

Top Ten Stocks as of August 31, 2003
% of fund's net assets
Microsoft Corp.	15.4
BEA Systems, Inc.	11.7
First Data Corp.	5.1
Apple Computer, Inc.	4.4
Nintendo Co. Ltd.	4.4
Best Buy Co., Inc.	3.9
Adobe Systems, Inc.	3.4
Paychex, Inc.	3.3
Autodesk, Inc.	3.2
Barra, Inc.	2.1
56.9
Top Industries as of August 31, 2003
% of fund's net assets
Software	52.3%
IT Services	18.8%
Computers & Peripherals	8.0%
Specialty Retail	3.9%
Commercial Services & Supplies	1.5%
All Others*	15.5%

* Includes short-term investments and net other assets.

Semiannual Report

Software and Computer Services Portfolio

Investments August 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.0%
	Shares	Value (Note 1)
AEROSPACE & DEFENSE - 0.3%
Orbital Sciences Corp. (a)	245,400	$ 2,152,158
SI International, Inc.	7,600	135,660
TOTAL AEROSPACE & DEFENSE		2,287,818
CAPITAL MARKETS - 0.7%
Investment Technology Group, Inc. (a)	288,800	5,267,712
COMMERCIAL SERVICES & SUPPLIES - 1.5%
ChoicePoint, Inc. (a)	157,533	6,183,170
Equifax, Inc.	223,600	5,129,384
TOTAL COMMERCIAL SERVICES & SUPPLIES		11,312,554
COMMUNICATIONS EQUIPMENT - 1.4%
Adtran, Inc.	67,500	3,699,000
Comverse Technology, Inc. (a)	309,800	5,108,602
Marconi Corp. PLC (a)	1,283,400	1,820,490
TOTAL COMMUNICATIONS EQUIPMENT		10,628,092
COMPUTERS & PERIPHERALS - 8.0%
Apple Computer, Inc. (a)	1,500,600	33,958,578
Avid Technology, Inc. (a)	37,600	1,866,840
International Business Machines Corp.	167,500	13,736,675
Storage Technology Corp. (a)	148,400	3,800,524
Sun Microsystems, Inc. (a)	2,343,300	9,045,138
TOTAL COMPUTERS & PERIPHERALS		62,407,755
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.2%
CDW Corp.	132,400	6,833,164
Tech Data Corp. (a)	61,700	2,057,695
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		8,890,859
HEALTH CARE PROVIDERS & SERVICES - 1.3%
Cerner Corp. (a)	118,000	4,166,580
IMS Health, Inc.	290,496	5,655,957
TOTAL HEALTH CARE PROVIDERS & SERVICES		9,822,537
HOUSEHOLD DURABLES - 1.1%
Sanyo Electric Co. Ltd.	2,178,000	8,833,508
INTERNET SOFTWARE & SERVICES - 1.0%
Ariba, Inc. (a)	200,000	508,000
EarthLink, Inc. (a)	462,575	3,510,944
iPass, Inc.	1,000	21,000
SonicWALL, Inc. (a)	181,100	1,131,875
United Online, Inc. (a)	73,100	2,785,841
TOTAL INTERNET SOFTWARE & SERVICES		7,957,660

	Shares	Value (Note 1)
IT SERVICES - 18.8%
Affiliated Computer Services, Inc. Class A (a)	266,400	$ 13,216,104
Ceridian Corp. (a)	458,900	8,921,016
Cognizant Technology Solutions Corp. Class A (a)	182,719	6,364,103
Computer Sciences Corp. (a)	155,400	6,615,378
Concord EFS, Inc. (a)	1,137,100	15,748,835
First Data Corp.	1,032,300	39,640,320
Infosys Technologies Ltd.	24,700	2,106,125
Infosys Technologies Ltd. sponsored ADR	36,000	2,039,400
ManTech International Corp. Class A (a)	30,000	684,900
Paychex, Inc.	718,780	25,876,080
Sabre Holdings Corp. Class A	268,200	6,066,684
The BISYS Group, Inc. (a)	830,500	15,239,675
Titan Corp.	214,300	3,445,944
TOTAL IT SERVICES		145,964,564
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.5%
Rohm Co. Ltd.	13,600	1,773,458
Samsung Electronics Co. Ltd.	6,500	2,407,407
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		4,180,865
SOFTWARE - 52.3%
Actuate Corp. (a)	457,000	1,489,820
Adobe Systems, Inc.	676,806	26,280,377
Altiris, Inc. (a)	3,900	87,204
Amdocs Ltd. (a)	618,100	13,833,078
Autodesk, Inc.	1,382,500	24,746,750
Barra, Inc. (a)	404,389	16,191,736
BEA Systems, Inc. (a)	6,717,300	91,019,415
BMC Software, Inc. (a)	195,300	2,867,004
Borland Software Corp. (a)	241,800	2,294,682
Check Point Software Technologies Ltd. (a)	561,800	9,814,646
Compuware Corp. (a)	467,700	2,782,815
Concur Technologies, Inc. (a)	158,483	1,759,161
FactSet Research Systems, Inc.	39,900	1,937,145
iSoft Group PLC	187,104	1,095,533
Microsoft Corp.	4,511,800	119,652,935
Network Associates, Inc. (a)	482,000	6,709,440
Nintendo Co. Ltd.	407,300	33,840,020
Oracle Corp. (a)	14,500	185,310
Parametric Technology Corp. (a)	410,800	1,367,964
PeopleSoft, Inc. (a)	818,900	14,822,090
Quest Software, Inc. (a)	351,400	3,728,354
Red Hat, Inc. (a)	467,070	3,400,270
SAP AG sponsored ADR	131,400	3,934,116
Secure Computing Corp. (a)	314,800	3,428,172
Siebel Systems, Inc. (a)	1,319,700	13,302,576
Common Stocks - continued
	Shares	Value (Note 1)
SOFTWARE - CONTINUED
VERITAS Software Corp. (a)	89,000	$ 3,068,720
Wind River Systems, Inc. (a)	268,700	2,001,815
TOTAL SOFTWARE		405,641,148
SPECIALTY RETAIL - 3.9%
Best Buy Co., Inc. (a)	587,600	30,561,076
TOTAL COMMON STOCKS (Cost $602,719,504)		713,756,148
Money Market Funds - 11.0%

Fidelity Cash Central Fund, 1.11% (b)	63,483,679	63,483,679
Fidelity Securities Lending Cash Central Fund, 1.12% (b)	21,880,500	21,880,500
TOTAL MONEY MARKET FUNDS (Cost $85,364,179)		85,364,179
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $688,083,683)		799,120,327
NET OTHER ASSETS - (3.0)%		(23,300,689)
NET ASSETS - 100%		$ 775,819,638
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $278,576,268 and $259,941,789, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $80,187 for the period.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	89.5%
Japan	5.7%
United Kingdom	2.1%
Israel	1.3%
Others (individually less than 1%)	1.4%
100.0%
Income Tax Information
At February 28, 2003, the fund had a capital loss carryforward of approximately $394,102,000 of which $266,443,000 and $127,659,000 will expire on February 28, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Technology Sector

Software and Computer Services Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $20,824,464) (cost $688,083,683) - See accompanying schedule		$ 799,120,327
Receivable for fund shares sold		782,975
Dividends receivable		39,136
Interest receivable		50,790
Redemption fees receivable		835
Other receivables		13,758
Total assets		800,007,821

Liabilities
Payable for investments purchased	$ 328,471
Payable for fund shares redeemed	1,364,492
Accrued management fee	359,751
Other payables and accrued expenses	254,969
Collateral on securities loaned, at value	21,880,500
Total liabilities		24,188,183

Net Assets		$ 775,819,638
Net Assets consist of:
Paid in capital		$ 1,025,792,065
Accumulated net investment loss		(2,602,634)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(358,406,437)
Net unrealized appreciation (depreciation) on investments		111,036,644
Net Assets, for 16,961,864 shares outstanding		$ 775,819,638
Net Asset Value and redemption price per share ($775,819,638 ÷ 16,961,864 shares)		$ 45.74
Maximum offering price per share (100/97.00 of $45.74)		$ 47.15

Statement of Operations

	Six months ended August 31, 2003 (Unaudited)

Investment Income
Dividends		$ 481,872
Special Dividends		104,000
Interest		549,414
Security lending		74,824
Total income		1,210,110

Expenses
Management fee	$ 2,019,858
Transfer agent fees	1,622,864
Accounting and security lending fees	204,006
Non-interested trustees' compensation	1,034
Custodian fees and expenses	15,955
Registration fees	23,214
Audit	21,980
Legal	3,877
Miscellaneous	5,772
Total expenses before reductions	3,918,560
Expense reductions	(105,816)	3,812,744
Net investment income (loss)		(2,602,634)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	54,230,914
Foreign currency transactions	(20,047)
Total net realized gain (loss)		54,210,867
Change in net unrealized appreciation (depreciation) on investment securities		123,677,034
Net gain (loss)		177,887,901
Net increase (decrease) in net assets resulting from operations		$ 175,285,267
Other Information
Sales charges paid to FDC		$ 254,655
Deferred sales charges withheld by FDC		$ 2,467
Exchange fees withheld by FSC		$ 4,583

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Software and Computer Services Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2003 (Unaudited)	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (2,602,634)	$ (4,140,907)
Net realized gain (loss)	54,210,867	(92,535,367)
Change in net unrealized appreciation (depreciation)	123,677,034	(26,122,628)
Net increase (decrease) in net assets resulting from operations	175,285,267	(122,798,902)
Share transactions Net proceeds from sales of shares	73,873,187	232,814,124
Cost of shares redeemed	(91,300,410)	(274,881,051)
Net increase (decrease) in net assets resulting from share transactions	(17,427,223)	(42,066,927)
Redemption fees	57,307	250,645
Total increase (decrease) in net assets	157,915,351	(164,615,184)

Net Assets
Beginning of period	617,904,287	782,519,471
End of period (including accumulated net investment loss of $2,602,634 and $0, respectively)	$ 775,819,638	$ 617,904,287
Other Information Shares
Sold	1,833,253	6,309,339
Redeemed	(2,285,407)	(7,597,020)
Net increase (decrease)	(452,154)	(1,287,681)

Financial Highlights

	Six months ended August 31, 2003	Years ended February 28,
	(Unaudited)	2003	2002	2001	2000 H	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 35.48	$ 41.84	$ 45.33	$ 105.09	$ 57.09	$ 44.26
Income from Investment Operations
Net investment income (loss) E	(.15) F	(.24)	(.26)	(.29)	(.36)F	(.39)
Net realized and unrealized gain (loss)	10.41	(6.13)	(3.02)	(28.23)	54.60	14.46
Total from investment operations	10.26	(6.37)	(3.28)	(28.52)	54.24	14.07
Distributions from net realized gain	-	-	(.24)	(31.32)	(6.33)	(1.32)
Redemption fees added to paid in capital E	-I	.01	.03	.08	.09	.08
Net asset value, end of period	$ 45.74	$ 35.48	$ 41.84	$ 45.33	$ 105.09	$ 57.09
Total ReturnB,C,D	28.92%	(15.20)%	(7.08)%	(35.27)%	100.83%	32.57%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.13% A	1.18%	1.09%	1.00%	1.11%	1.28%
Expenses net of voluntary waivers, if any	1.13% A	1.18%	1.09%	1.00%	1.11%	1.28%
Expenses net of all reductions	1.10% A	1.05%	1.05%	.99%	1.11%	1.27%
Net investment income (loss)	(.75)% A	(.65)%	(.57)%	(.36)%	(.51)%	(.82)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 775,820	$ 617,904	$ 782,519	$ 921,678	$ 1,447,686	$ 690,852
Portfolio turnover rate	85% A	198%	325%	272%	59%	72%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.01 per share. GExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. HFor the year ended February 29. IAmount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Technology Sector

Technology Portfolio

Investment Summary

Top Ten Stocks as of August 31, 2003
% of fund's net assets
Microsoft Corp.	7.9
Intel Corp.	5.7
Dell, Inc.	4.8
Cisco Systems, Inc.	4.5
Motorola, Inc.	3.4
International Business Machines Corp.	3.3
AOL Time Warner, Inc.	2.9
Seagate Technology	2.8
QUALCOMM, Inc.	2.7
Hewlett-Packard Co.	2.1
40.1
Top Industries as of August 31, 2003
% of fund's net assets
Semiconductors & Semiconductor Equipment	23.3%
Computers & Peripherals	20.6%
Communications Equipment	18.6%
Software	16.0%
Electronic Equipment & Instruments	4.3%
All Others*	17.2%

* Includes short-term investments and net other assets.

Semiannual Report

Technology Portfolio

Investments August 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value (Note 1)
COMMERCIAL SERVICES & SUPPLIES - 0.8%
ChoicePoint, Inc. (a)	193,133	$ 7,580,470
Monster Worldwide, Inc. (a)	337,800	9,228,696
TOTAL COMMERCIAL SERVICES & SUPPLIES		16,809,166
COMMUNICATIONS EQUIPMENT - 18.6%
3Com Corp. (a)	395,900	2,256,630
Adaptec, Inc. (a)	122,600	896,206
ADC Telecommunications, Inc. (a)	3,509,000	8,912,860
Advanced Fibre Communications, Inc. (a)	188,400	4,384,068
Alcatel SA sponsored ADR (a)	610,000	6,642,900
Arris Group, Inc. (a)	455,800	2,237,978
Avaya, Inc. (a)	754,900	7,888,705
Avocent Corp. (a)	164,900	4,815,080
CIENA Corp. (a)	350,400	2,277,600
Cisco Systems, Inc. (a)	5,239,700	100,340,255
Comverse Technology, Inc. (a)	658,300	10,855,367
Corning, Inc. (a)	851,300	7,023,225
Corvis Corp. (a)	1,508,000	2,065,960
Emulex Corp. (a)	221,100	5,352,831
Enterasys Networks, Inc. (a)	2,619,800	15,116,246
Extreme Networks, Inc. (a)	451,200	3,108,768
ITF Optical Technologies, Inc. Series A (d)	65,118	81,398
JDS Uniphase Corp. (a)	385,200	1,325,088
Juniper Networks, Inc. (a)	302,500	5,209,050
Lucent Technologies, Inc. (a)	1,743,400	3,329,894
Marconi Corp. PLC (a)	8,341,800	11,832,760
Motorola, Inc.	7,009,300	75,209,789
NetScreen Technologies, Inc. (a)	123,600	2,957,748
Nokia Corp. sponsored ADR	1,750,600	28,517,274
Nortel Networks Corp. (a)	2,560,100	8,320,320
Powerwave Technologies, Inc. (a)	413,900	3,497,455
QLogic Corp. (a)	115,400	5,656,908
QUALCOMM, Inc.	1,452,700	59,967,456
Scientific-Atlanta, Inc.	176,200	5,990,800
Telefonaktiebolaget LM Ericsson ADR (a)	592,600	9,173,448
UTStarcom, Inc. (a)	270,900	11,637,864
TOTAL COMMUNICATIONS EQUIPMENT		416,881,931
COMPUTERS & PERIPHERALS - 20.6%
Ambit Microsystems Corp.	1,499,300	4,114,604
Apple Computer, Inc. (a)	1,518,600	34,365,918
ATI Technologies, Inc. (a)	244,700	3,692,452
Cray, Inc. (a)	627,400	7,949,158
Dell, Inc. (a)	3,284,200	107,163,446
EMC Corp. (a)	617,700	7,875,675
Handspring, Inc. (a)	3,728,478	3,914,902
Hewlett-Packard Co.	2,337,689	46,566,765
Hutchinson Technology, Inc. (a)	149,400	4,725,522
International Business Machines Corp.	892,550	73,198,026
Lexmark International, Inc. Class A (a)	387,700	25,991,408

	Shares	Value (Note 1)
Maxtor Corp. (a)	2,005,400	$ 22,921,722
Network Appliance, Inc. (a)	800	17,928
Palm, Inc. (a)	394,581	7,201,103
Pinnacle Systems, Inc. (a)	426,300	3,866,541
Quanta Computer, Inc.	2,986,500	7,407,081
Seagate Technology	2,685,000	61,781,850
Silicon Graphics, Inc. (a)	26,739	28,343
Storage Technology Corp. (a)	457,200	11,708,892
Sun Microsystems, Inc. (a)	6,744,300	26,032,998
TOTAL COMPUTERS & PERIPHERALS		460,524,334
ELECTRICAL EQUIPMENT - 0.4%
American Power Conversion Corp.	252,900	4,531,968
Byd Co. Ltd. (H Shares) (c)	1,215,500	3,350,739
TOTAL ELECTRICAL EQUIPMENT		7,882,707
ELECTRONIC EQUIPMENT & INSTRUMENTS - 4.3%
Agilent Technologies, Inc. (a)	522,800	12,714,496
Amphenol Corp. Class A (a)	82,300	4,487,819
Arrow Electronics, Inc. (a)	107,500	2,218,800
AU Optronics Corp. sponsored ADR	366,500	4,962,410
CDW Corp.	106,700	5,506,787
Celestica, Inc. (sub. vtg.) (a)	306,400	5,388,906
Digital Theater Systems, Inc.	2,000	44,680
Ingram Micro, Inc. Class A (a)	317,500	4,492,625
Optimax Technology Corp.	1,189,000	3,071,089
Photon Dynamics, Inc. (a)	250,299	8,112,191
Solectron Corp. (a)	1,856,700	11,010,231
Symbol Technologies, Inc.	503,700	6,820,098
Vishay Intertechnology, Inc. (a)	1,649,700	27,170,559
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		96,000,691
HOUSEHOLD DURABLES - 1.1%
Garmin Ltd.	228,330	9,126,350
Harman International Industries, Inc.	109,900	10,951,535
Koninklijke Philips Electronics NV (NY Shares)	205,100	5,004,440
TOTAL HOUSEHOLD DURABLES		25,082,325
INTERNET & CATALOG RETAIL - 1.9%
Amazon.com, Inc. (a)	528,500	24,543,540
eBay, Inc. (a)	188,800	10,455,744
InterActiveCorp (a)	219,500	8,123,695
TOTAL INTERNET & CATALOG RETAIL		43,122,979
INTERNET SOFTWARE & SERVICES - 3.2%
Ariba, Inc. (a)	1,084,007	2,753,378
DoubleClick, Inc. (a)	410,600	4,627,462
EarthLink, Inc. (a)	803,700	6,100,083
Interwoven, Inc. (a)	606,900	1,699,320
Openwave Systems, Inc. (a)	716,800	3,519,488
Common Stocks - continued
	Shares	Value (Note 1)
INTERNET SOFTWARE & SERVICES - continued
Overture Services, Inc. (a)	170,800	$ 4,258,044
Retek, Inc. (a)	168,504	1,218,284
United Online, Inc. (a)	335,802	12,797,414
VeriSign, Inc. (a)	584,700	8,752,959
Yahoo!, Inc. (a)	772,350	25,796,490
TOTAL INTERNET SOFTWARE & SERVICES		71,522,922
IT SERVICES - 2.7%
Accenture Ltd. Class A (a)	207,600	4,392,816
Cognizant Technology Solutions Corp. Class A (a)	156,700	5,457,861
First Data Corp.	704,600	27,056,640
Infosys Technologies Ltd. sponsored ADR	34,300	1,943,095
ManTech International Corp. Class A (a)	162,700	3,714,441
Paychex, Inc.	464,100	16,707,600
Titan Corp.	2,400	38,592
TOTAL IT SERVICES		59,311,045
LEISURE EQUIPMENT & PRODUCTS - 0.3%
Largan Precision Co. Ltd.	684,500	6,449,207
MEDIA - 3.6%
AOL Time Warner, Inc. (a)	4,053,800	66,320,168
EMI Group PLC	879,900	2,146,089
Liberty Media Corp. Class A (a)	506,600	6,129,860
NTL, Inc. (a)	47,510	1,911,802
Pixar (a)	62,500	4,551,875
TOTAL MEDIA		81,059,794
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 23.3%
Actel Corp. (a)	54,400	1,593,376
Agere Systems, Inc.:
Class A (a)	6,705,690	20,251,184
Class B (a)	4,423,806	12,607,847
Altera Corp. (a)	285,900	6,415,596
Analog Devices, Inc. (a)	647,600	26,551,600
Applied Materials, Inc. (a)	913,300	19,727,280
ARM Holdings PLC sponsored ADR (a)	1,051,500	5,762,220
ASM Pacific Technology Ltd.	909,000	3,053,601
ASML Holding NV (NY Shares) (a)	648,100	10,304,790
Atmel Corp. (a)	815,200	3,741,768
ATMI, Inc. (a)	183,400	5,131,532
Axcelis Technologies, Inc. (a)	249,200	2,168,040
Broadcom Corp. Class A (a)	352,400	9,627,568
Cree, Inc. (a)	68,960	1,090,947
Cymer, Inc. (a)	207,100	9,478,967
Cypress Semiconductor Corp. (a)	490,700	9,112,299
Fairchild Semiconductor International, Inc. (a)	484,100	8,568,570
FormFactor, Inc.	2,800	54,852

	Shares	Value (Note 1)
Infineon Technologies AG sponsored ADR (a)	409,100	$ 6,013,770
Integrated Circuit Systems, Inc. (a)	149,200	5,150,384
Integrated Device Technology, Inc. (a)	969,200	13,520,340
Intel Corp.	4,419,700	126,491,814
Intersil Corp. Class A (a)	631,800	18,404,334
KLA-Tencor Corp. (a)	304,700	18,086,992
Lattice Semiconductor Corp. (a)	611,700	5,382,960
Linear Technology Corp.	222,500	9,171,450
LSI Logic Corp. (a)	865,300	9,985,562
Marvell Technology Group Ltd. (a)	459,100	19,360,247
Maxim Integrated Products, Inc.	68,000	3,053,880
Microchip Technology, Inc.	153,800	4,307,938
Micron Technology, Inc. (a)	286,200	4,109,832
Mindspeed Technologies, Inc. (a)	213,400	751,168
NVIDIA Corp. (a)	501,000	9,098,160
Omnivision Technologies, Inc. (a)	24,800	1,100,872
PMC-Sierra, Inc. (a)	184,900	2,636,674
RF Micro Devices, Inc. (a)	506,100	4,463,802
Rohm Co. Ltd.	40,500	5,281,253
Samsung Electronics Co. Ltd.	44,000	16,296,294
Silicon Image, Inc. (a)	1,071,251	5,570,505
Silicon Laboratories, Inc. (a)	36,200	1,607,642
Skyworks Solutions, Inc. (a)	997,100	11,307,114
STMicroelectronics NV (NY Shares)	435,200	10,853,888
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	495,280	5,834,398
Teradyne, Inc. (a)	385,500	6,873,465
Texas Instruments, Inc.	249,400	5,948,190
Tokyo Electron Ltd.	125,100	8,798,854
United Microelectronics Corp. sponsored ADR (a)	2,004,168	9,960,715
Varian Semiconductor Equipment Associates, Inc. (a)	126,300	5,123,991
Xilinx, Inc. (a)	282,300	8,706,132
Zoran Corp. (a)	169,300	4,225,728
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		522,720,385
SOFTWARE - 16.0%
Adobe Systems, Inc.	264,300	10,262,769
Autodesk, Inc.	328,904	5,887,382
BEA Systems, Inc. (a)	1,336,600	18,110,930
Cadence Design Systems, Inc. (a)	945,340	13,442,735
Computer Associates International, Inc.	160,200	4,105,926
Compuware Corp. (a)	672,000	3,998,400
Concur Technologies, Inc. (a)	374,070	4,152,177
Embarcadero Technologies, Inc. (a)	188,900	1,936,225
Informatica Corp. (a)	258,800	2,300,732
Intuit, Inc. (a)	86,800	3,933,776
Microsoft Corp.	6,698,260	177,637,854
Network Associates, Inc. (a)	690,300	9,608,976
Nintendo Co. Ltd.	86,500	7,186,746
Oracle Corp. (a)	2,543,700	32,508,486
Common Stocks - continued
	Shares	Value (Note 1)
SOFTWARE - continued
Parametric Technology Corp. (a)	623,700	$ 2,076,921
Quest Software, Inc. (a)	1,833,729	19,455,865
Red Hat, Inc. (a)	1,374,700	10,007,816
Secure Computing Corp. (a)	103,200	1,123,848
Siebel Systems, Inc. (a)	974,128	9,819,210
Synopsys, Inc. (a)	121,500	8,287,515
VERITAS Software Corp. (a)	364,500	12,567,960
TOTAL SOFTWARE		358,412,249
SPECIALTY RETAIL - 0.9%
Best Buy Co., Inc. (a)	237,200	12,336,772
Circuit City Stores, Inc.	829,400	8,650,642
TOTAL SPECIALTY RETAIL		20,987,414
WIRELESS TELECOMMUNICATION SERVICES - 0.8%
American Tower Corp. Class A (a)	1,126,800	12,822,984
Nextel Communications, Inc. Class A (a)	281,900	5,435,032
TOTAL WIRELESS TELECOMMUNICATION SERVICES		18,258,016
TOTAL COMMON STOCKS (Cost $1,846,892,635)		2,205,025,165
Convertible Preferred Stocks - 0.0%

COMMUNICATIONS EQUIPMENT - 0.0%
Chorum Technologies Series E (d)	33,100	0
Procket Networks, Inc. Series C (d)	504,045	126,011
SOFTWARE - 0.0%
Monterey Design Systems Series E (d)	627,333	313,667
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $8,842,090)		439,678
Money Market Funds - 2.1%

Fidelity Cash Central Fund, 1.11% (b)	30,993,760	30,993,760
Fidelity Securities Lending Cash Central Fund, 1.12% (b)	15,789,175	15,789,175
TOTAL MONEY MARKET FUNDS (Cost $46,782,935)		46,782,935
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $1,902,517,660)		2,252,247,778
NET OTHER ASSETS - (0.6)%		(13,113,507)
NET ASSETS - 100%		$ 2,239,134,271
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies Series E	9/19/00	$ 570,644
ITF Optical Technologies, Inc. Series A	10/11/00	$ 3,269,910
Monterey Design Systems Series E	11/1/00	$ 3,293,498
Procket Networks, Inc. Series C	11/15/00 - 12/26/00	$ 4,977,948
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $1,262,748,904 and $1,106,396,337, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $298,237 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $521,076 or 0.0% of net assets.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	86.7%
Cayman Islands	3.2%
Taiwan	1.8%
Finland	1.3%
Netherlands	1.2%
Bermuda	1.1%
Others (individually less than 1%)	4.7%
100.0%
Income Tax Information
At February 28, 2003, the fund had a capital loss carryforward of approximately $3,352,170,000 of which $2,573,720,000 and $778,450,000 will expire on February 28, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Technology Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $14,388,711) (cost $1,902,517,660) - See accompanying schedule		$ 2,252,247,778
Cash		245,172
Foreign currency held at value (cost $437,594)		440,439
Receivable for investments sold		14,055,846
Receivable for fund shares sold		5,464,483
Dividends receivable		528,465
Interest receivable		58,220
Redemption fees receivable		1,118
Other receivables		27,318
Total assets		2,273,068,839

Liabilities
Payable for investments purchased Regular delivery	$ 12,208,587
Delayed delivery	1,194,503
Payable for fund shares redeemed	3,042,775
Accrued management fee	1,007,829
Other payables and accrued expenses	691,699
Collateral on securities loaned, at value	15,789,175
Total liabilities		33,934,568

Net Assets		$ 2,239,134,271
Net Assets consist of:
Paid in capital		$ 5,170,780,355
Accumulated net investment loss		(8,402,867)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,272,977,506)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		349,734,289
Net Assets, for 40,987,646 shares outstanding		$ 2,239,134,271
Net Asset Value and redemption price per share ($2,239,134,271 ÷ 40,987,646 shares)		$ 54.63
Maximum offering price per share (100/97.00 of $54.63)		$ 56.32

Statement of Operations

	Six months ended August 31, 2003 (Unaudited)

Investment Income
Dividends		$ 2,381,218
Interest		808,674
Security lending		82,619
Total income		3,272,511

Expenses
Management fee	$ 5,320,877
Transfer agent fees	6,029,057
Accounting and security lending fees	430,698
Non-interested trustees' compensation	2,814
Custodian fees and expenses	50,340
Registration fees	33,256
Audit	26,684
Legal	4,018
Miscellaneous	21,732
Total expenses before reductions	11,919,476
Expense reductions	(244,098)	11,675,378
Net investment income (loss)		(8,402,867)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	168,368,323
Foreign currency transactions	(89,419)
Total net realized gain (loss)		168,278,904
Change in net unrealized appreciation (depreciation) on: Investment securities	483,961,767
Assets and liabilities in foreign currencies	133,309
Total change in net unrealized appreciation (depreciation)		484,095,076
Net gain (loss)		652,373,980
Net increase (decrease) in net assets resulting from operations		$ 643,971,113
Other Information
Sales charges paid to FDC		$ 1,072,698
Deferred sales charges withheld by FDC		$ 8,386
Exchange fees withheld by FSC		$ 11,085

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Technology Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2003 (Unaudited)	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (8,402,867)	$ (14,618,151)
Net realized gain (loss)	168,278,904	(478,162,403)
Change in net unrealized appreciation (depreciation)	484,095,076	(76,582,605)
Net increase (decrease) in net assets resulting from operations	643,971,113	(569,363,159)
Share transactions Net proceeds from sales of shares	325,977,012	398,042,492
Cost of shares redeemed	(215,182,068)	(590,458,371)
Net increase (decrease) in net assets resulting from share transactions	110,794,944	(192,415,879)
Redemption fees	218,234	616,899
Total increase (decrease) in net assets	754,984,291	(761,162,139)

Net Assets
Beginning of period	1,484,149,980	2,245,312,119
End of period (including accumulated net investment loss of $8,402,867 and $0, respectively)	$ 2,239,134,271	$ 1,484,149,980
Other Information Shares
Sold	7,149,330	9,553,378
Redeemed	(4,766,318)	(14,069,006)
Net increase (decrease)	2,383,012	(4,515,628)

Financial Highlights

	Six months ended August 31, 2003	Years ended February 28,
	(Unaudited)	2003	2002	2001	2000 H	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 38.44	$ 52.07	$ 69.00	$ 195.92	$ 82.70	$ 53.13
Income from Investment Operations
Net investment income (loss) E	(.21)	(.37)	(.45)	(.65)	(.40) F	(.34)
Net realized and unrealized gain (loss)	16.39	(13.28)	(16.50)	(105.68)	133.30	29.79
Total from investment operations	16.18	(13.65)	(16.95)	(106.33)	132.90	29.45
Distributions from net realized gain	-	-	-	(8.60)	(19.80)	-
Distributions in excess of net realized gain	-	-	-	(12.13)	-	-
Total distributions	-	-	-	(20.73)	(19.80)	-
Redemption fees added to paid in capital E	.01	.02	.02	.14	.12	.12
Net asset value, end of period	$ 54.63	$ 38.44	$ 52.07	$ 69.00	$ 195.92	$ 82.70
Total Return B,C,D	42.12%	(26.18)%	(24.54)%	(59.05)%	184.11%	55.66%
Ratios to Average Net Assets G
Expenses before expense reductions	1.30% A	1.39%	1.19%	.95%	1.05%	1.24%
Expenses net of voluntary waivers, if any	1.30% A	1.39%	1.19%	.95%	1.05%	1.24%
Expenses net of all reductions	1.28% A	1.22%	1.13%	.94%	1.04%	1.20%
Net investment income (loss)	(.92)% A	(.86)%	(.73)%	(.46)%	(.34)%	(.54)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,239,134	$ 1,484,150	$ 2,245,312	$ 3,245,537	$ 7,919,951	$ 1,367,148
Portfolio turnover rate	129% A	153%	184%	114%	210%	339%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.07 per share. G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. H For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Technology Sector

Telecommunications Portfolio

Investment Summary

Top Ten Stocks as of August 31, 2003
% of fund's net assets
Qwest Communications International, Inc.	15.1
Verizon Communications, Inc.	10.8
SBC Communications, Inc.	10.0
Cisco Systems, Inc.	5.4
QUALCOMM, Inc.	4.9
Citizens Communications Co.	4.7
Motorola, Inc.	4.6
ALLTEL Corp.	4.3
BellSouth Corp.	4.2
Corning, Inc.	3.3
67.3
Top Industries as of August 31, 2003
% of fund's net assets
Diversified Telecommunication Services	52.9%
Communications Equipment	33.6%
Media	7.6%
Wireless Telecommunication Services	5.4%
Electronic Equipment & Instruments	0.2%
All Others*	0.3%

* Includes short-term investments and net other assets.

Semiannual Report

Telecommunications Portfolio

Investments August 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value (Note 1)
COMMUNICATIONS EQUIPMENT - 33.6%
Advanced Fibre Communications, Inc. (a)	4,700	$ 109,369
Alcatel SA sponsored ADR (a)	530,700	5,779,323
Avaya, Inc. (a)	283,200	2,959,440
CIENA Corp. (a)	435,800	2,832,700
Cisco Systems, Inc. (a)	983,500	18,834,025
Comverse Technology, Inc. (a)	188,500	3,108,365
Corning, Inc. (a)	1,389,200	11,460,900
Juniper Networks, Inc. (a)	399,700	6,882,834
Marconi Corp. PLC (a)	1,646,600	2,335,686
Motorola, Inc.	1,508,000	16,180,840
Nokia Corp. sponsored ADR	258,700	4,214,223
Nortel Networks Corp. (a)	2,851,700	9,268,020
Polycom, Inc. (a)	125,200	2,148,432
QUALCOMM, Inc.	411,800	16,999,104
Scientific-Atlanta, Inc.	106,600	3,624,400
Sonus Networks, Inc. (a)	18,900	134,190
Telefonaktiebolaget LM Ericsson ADR (a)	458,300	7,094,484
UTStarcom, Inc. (a)	82,100	3,527,016
TOTAL COMMUNICATIONS EQUIPMENT		117,493,351
DIVERSIFIED TELECOMMUNICATION SERVICES - 52.9%
ALLTEL Corp.	331,300	15,173,540
AT&T Corp.	165,758	3,696,403
BellSouth Corp.	589,700	14,860,440
CenturyTel, Inc.	272,200	9,461,672
Citizens Communications Co. (a)	1,446,400	16,488,960
Qwest Communications International, Inc. (a)	11,889,044	52,906,246
SBC Communications, Inc.	1,548,500	34,825,765
Verizon Communications, Inc.	1,074,000	37,933,680
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		185,346,706
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.2%
Amphenol Corp. Class A (a)	11,500	627,095
INTERNET SOFTWARE & SERVICES - 0.0%
iPass, Inc.	500	10,500
MEDIA - 7.6%
Cablevision Systems Corp. - NY Group Class A (a)	171,900	3,463,785
Comcast Corp. Class A (a)	184,749	5,496,283
Cox Communications, Inc. Class A (a)	2,400	78,528
EchoStar Communications Corp. Class A (a)	199,600	7,365,240
Liberty Media Corp. Class A (a)	850,572	10,291,921
TOTAL MEDIA		26,695,757
WIRELESS TELECOMMUNICATION SERVICES - 5.4%
AT&T Wireless Services, Inc. (a)	1,001,300	8,631,206
Crown Castle International Corp. (a)	80,500	865,375

	Shares	Value (Note 1)
Nextel Communications, Inc. Class A (a)	369,600	$ 7,125,888
Vodafone Group PLC sponsored ADR	119,400	2,185,020
TOTAL WIRELESS TELECOMMUNICATION SERVICES		18,807,489
TOTAL COMMON STOCKS (Cost $322,158,449)		348,980,898
Money Market Funds - 3.7%

Fidelity Cash Central Fund, 1.11% (b)	3,526,564	3,526,564
Fidelity Securities Lending Cash Central Fund, 1.12% (b)	9,546,400	9,546,400
TOTAL MONEY MARKET FUNDS (Cost $13,072,964)		13,072,964
TOTAL INVESTMENT PORTFOLIO - 103.4% (Cost $335,231,413)	362,053,862
NET OTHER ASSETS - (3.4)%	(11,891,149)
NET ASSETS - 100%	$ 350,162,713
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $174,218,968 and $197,812,092, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $127,443 for the period.

Income Tax Information
At February 28, 2003, the fund had a capital loss carryforward of approximately $611,073,000 of which $449,206,000 and $161,867,000 will expire on February 28, 2010 and 2011, respectively.
The fund intends to elect to defer to its fiscal year ending February 29, 2004 approximately $56,107,000 of losses recognized during the period November 1, 2002 to February 28, 2003.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Telecommunications Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $9,251,600) (cost $335,231,413) - See accompanying schedule		$ 362,053,862
Receivable for investments sold		6,084,511
Receivable for fund shares sold		1,452,874
Dividends receivable		26,935
Interest receivable		3,135
Redemption fees receivable		277
Other receivables		3,796
Total assets		369,625,390

Liabilities
Payable for investments purchased	$ 8,328,365
Payable for fund shares redeemed	1,296,541
Accrued management fee	164,870
Other payables and accrued expenses	126,501
Collateral on securities loaned, at value	9,546,400
Total liabilities		19,462,677

Net Assets		$ 350,162,713
Net Assets consist of:
Paid in capital		$ 973,094,147
Undistributed net investment income		403,092
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(650,157,281)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		26,822,755
Net Assets, for 12,160,885 shares outstanding		$ 350,162,713
Net Asset Value and redemption price per share ($350,162,713 ÷ 12,160,885 shares)		$ 28.79
Maximum offering price per share (100/97.00 of $28.79)		$ 29.68

Statement of Operations

	Six months ended August 31, 2003 (Unaudited)

Investment Income
Dividends		$ 2,518,058
Special Dividends		306,776
Interest		47,074
Security lending		24,052
Total income		2,895,960

Expenses
Management fee	$ 999,664
Transfer agent fees	1,376,774
Accounting and security lending fees	113,635
Non-interested trustees' compensation	251
Custodian fees and expenses	7,055
Registration fees	22,789
Audit	20,356
Legal	2,906
Miscellaneous	5,349
Total expenses before reductions	2,548,779
Expense reductions	(55,911)	2,492,868
Net investment income (loss)		403,092
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	25,174,799
Foreign currency transactions	2,767
Total net realized gain (loss)		25,177,566
Change in net unrealized appreciation (depreciation) on: Investment securities	40,216,703
Assets and liabilities in foreign currencies	306
Total change in net unrealized appreciation (depreciation)		40,217,009
Net gain (loss)		65,394,575
Net increase (decrease) in net assets resulting from operations		$ 65,797,667
Other Information
Sales charges paid to FDC		$ 112,767
Deferred sales charges withheld by FDC		$ 3,411
Exchange fees withheld by FSC		$ 4,028

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Telecommunications Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2003 (Unaudited)	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 403,092	$ 458,299
Net realized gain (loss)	25,177,566	(175,055,799)
Change in net unrealized appreciation (depreciation)	40,217,009	69,172,977
Net increase (decrease) in net assets resulting from operations	65,797,667	(105,424,523)
Distributions to shareholders from net investment income	-	(484,984)
Share transactions Net proceeds from sales of shares	39,927,866	210,541,381
Reinvestment of distributions	-	463,098
Cost of shares redeemed	(68,444,359)	(248,634,059)
Net increase (decrease) in net assets resulting from share transactions	(28,516,493)	(37,629,580)
Redemption fees	42,556	261,644
Total increase (decrease) in net assets	37,323,730	(143,277,443)
Net Assets
Beginning of period	312,838,983	456,116,426
End of period (including undistributed net investment income of $403,092 and $0, respectively).	$ 350,162,713	$ 312,838,983
Other Information Shares
Sold	1,484,856	8,350,188
Issued in reinvestment of distributions	-	17,622
Redeemed	(2,567,559)	(10,055,300)
Net increase (decrease)	(1,082,703)	(1,687,490)

Financial Highlights

	Six months ended August 31, 2003	Years ended February 28,
	(Unaudited)	2003	2002	2001	2000H	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 23.62	$ 30.55	$ 45.89	$ 100.87	$ 61.85	$ 53.37
Income from Investment Operations
Net investment income (loss)E	.03F	.03	.01	(.12)	(.12)	(.06)
Net realized and unrealized gain (loss)	5.14	(6.95)	(15.33)	(45.86)	49.58	11.43
Total from investment operations	5.17	(6.92)	(15.32)	(45.98)	49.46	11.37
Distributions from net investment income	-	(.03)	(.02)	-	-	-
Distributions from net realized gain	-	-	-	(9.04)	(10.48)	(2.96)
Total distributions	-	(.03)	(.02)	(9.04)	(10.48)	(2.96)
Redemption fees added to paid in capitalE	-I	.02	-I	.04	.04	.07
Net asset value, end of period	$ 28.79	$ 23.62	$ 30.55	$ 45.89	$ 100.87	$ 61.85
Total ReturnB,C,D	21.89%	(22.60)%	(33.39)%	(49.80)%	84.89%	22.21%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.48%A	1.56%	1.29%	1.07%	1.12%	1.27%
Expenses net of voluntary waivers, if any	1.48%A	1.56%	1.29%	1.07%	1.12%	1.27%
Expenses net of all reductions	1.45%A	1.34%	1.20%	1.02%	1.09%	1.25%
Net investment income (loss)	.23%A	.13%	.02%	(.17)%	(.15)%	(.11)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 350,163	$ 312,839	$ 456,116	$ 791,196	$ 1,888,217	$ 824,175
Portfolio turnover rate	105%A	163%	169%	322%	173%	150%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.02 per share. G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. H For the year ended February 29. I Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Utilities Sector

Utilities Growth Portfolio

Investment Summary

Top Ten Stocks as of August 31, 2003
% of fund's net assets
Verizon Communications, Inc.	10.1
SBC Communications, Inc.	8.8
BellSouth Corp.	7.5
AES Corp.	7.5
TXU Corp.	5.5
FPL Group, Inc.	4.4
Citizens Communications Co.	4.3
American Tower Corp. Class A	4.1
PG&E Corp.	3.7
FirstEnergy Corp.	3.7
59.6
Top Industries as of August 31, 2003
% of fund's net assets
Diversified Telecommunication Services	35.4%
Electric Utilities	31.2%
Multi-Utilities & Unregulated Power	14.0%
Wireless Telecommunication Services	10.6%
Media	3.7%
All Others*	5.1%

* Includes short-term investments and net other assets.

Semiannual Report

Utilities Growth Portfolio

Investments August 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value (Note 1)
CONSTRUCTION & ENGINEERING - 0.7%
Dycom Industries, Inc. (a)	63,900	$ 1,447,335
DIVERSIFIED TELECOMMUNICATION SERVICES - 35.4%
ALLTEL Corp.	21,100	966,380
AT&T Corp.	44,000	981,200
BellSouth Corp.	573,300	14,447,160
CenturyTel, Inc.	112,100	3,896,596
Citizens Communications Co. (a)	723,200	8,244,480
Qwest Communications International, Inc. (a)	715,800	3,185,310
SBC Communications, Inc.	751,600	16,903,484
Verizon Communications, Inc.	550,566	19,445,991
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		68,070,601
ELECTRIC UTILITIES - 31.2%
Ameren Corp.	118,300	5,027,750
Dominion Resources, Inc.	110,500	6,694,090
Edison International (a)	136,600	2,576,276
Entergy Corp.	27,700	1,452,865
Exelon Corp.	19,600	1,154,440
FirstEnergy Corp.	243,700	7,130,662
FPL Group, Inc.	136,500	8,443,890
PG&E Corp. (a)	324,300	7,189,731
Southern Co.	182,500	5,179,350
TXU Corp.	484,400	10,656,800
Wisconsin Energy Corp.	155,600	4,534,184
TOTAL ELECTRIC UTILITIES		60,040,038
GAS UTILITIES - 1.8%
KeySpan Corp.	58,000	1,957,500
NiSource, Inc.	48,700	941,858
Sempra Energy	1,500	44,625
Southern Union Co.	26,500	446,790
TOTAL GAS UTILITIES		3,390,773
MEDIA - 3.7%
EchoStar Communications Corp. Class A (a)	128,000	4,723,200
General Motors Corp. Class H (a)	164,200	2,453,148
TOTAL MEDIA		7,176,348
MULTI-UTILITIES & UNREGULATED POWER - 14.0%
AES Corp. (a)	2,221,000	14,392,080
Constellation Energy Group, Inc.	3,100	112,809
Energen Corp.	13,300	474,544
Energy East Corp.	14,500	313,055
Equitable Resources, Inc.	69,500	2,743,165
MDU Resources Group, Inc.	31,800	1,079,610
Reliant Resources, Inc. (a)	185,800	858,396

	Shares	Value (Note 1)
SCANA Corp.	178,500	$ 6,069,000
Sierra Pacific Resources (a)	167,100	840,513
TOTAL MULTI-UTILITIES & UNREGULATED POWER		26,883,172
WATER UTILITIES - 0.4%
Philadelphia Suburban Corp.	35,763	845,795
WIRELESS TELECOMMUNICATION SERVICES - 10.6%
American Tower Corp. Class A (a)	696,820	7,929,812
AT&T Wireless Services, Inc. (a)	587,800	5,066,836
Crown Castle International Corp. (a)	142,300	1,529,725
Nextel Communications, Inc. Class A (a)	298,900	5,762,792
Sprint Corp. - PCS Group Series 1 (a)	25,800	133,902
TOTAL WIRELESS TELECOMMUNICATION SERVICES		20,423,067
TOTAL COMMON STOCKS (Cost $177,735,310)		188,277,129
Money Market Funds - 7.1%

Fidelity Cash Central Fund, 1.11% (b)	4,301,451	4,301,451
Fidelity Securities Lending Cash Central Fund, 1.12% (b)	9,469,400	9,469,400
TOTAL MONEY MARKET FUNDS (Cost $13,770,851)		13,770,851
TOTAL INVESTMENT PORTFOLIO - 104.9% (Cost $191,506,161)	202,047,980
NET OTHER ASSETS - (4.9)%	(9,505,354)
NET ASSETS - 100%	$ 192,542,626
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $82,626,226 and $85,293,269, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $6,110 for the period.
Income Tax Information
At February 28, 2003, the fund had a capital loss carryforward of approximately $197,656,000 of which $56,129,000 and $141,527,000 will expire on February 28, 2010 and 2011, respectively.
The fund intends to elect to defer to its fiscal year ending February 29, 2004 approximately $8,710,000 of losses recognized during the period November 1, 2002 to February 28, 2003.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Utilities Growth Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $8,981,257) (cost $191,506,161) - See accompanying schedule		$ 202,047,980
Receivable for fund shares sold		1,171,720
Dividends receivable		437,530
Interest receivable		3,102
Redemption fees receivable		48
Other receivables		2,608
Total assets		203,662,988

Liabilities
Payable to custodian bank	$ 5,007
Payable for investments purchased	982,920
Payable for fund shares redeemed	481,909
Accrued management fee	92,251
Other payables and accrued expenses	88,875
Collateral on securities loaned, at value	9,469,400
Total liabilities		11,120,362

Net Assets		$ 192,542,626
Net Assets consist of:
Paid in capital		$ 393,555,886
Undistributed net investment income		1,378,857
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(212,933,936)
Net unrealized appreciation (depreciation) on investments		10,541,819
Net Assets, for 6,485,429 shares outstanding		$ 192,542,626
Net Asset Value and redemption price per share ($192,542,626 ÷ 6,485,429 shares)		$ 29.69
Maximum offering price per share (100/97.00 of $29.69)		$ 30.61

Statement of Operations

	Six months ended August 31, 2003 (Unaudited)

Investment Income
Dividends		$ 2,558,735
Interest		35,332
Security lending		12,316
Total income		2,606,383

Expenses
Management fee	$ 561,390
Transfer agent fees	567,853
Accounting and security lending fees	63,947
Non-interested trustees' compensation	380
Custodian fees and expenses	7,226
Registration fees	17,438
Audit	19,963
Legal	901
Miscellaneous	1,938
Total expenses before reductions	1,241,036
Expense reductions	(20,870)	1,220,166
Net investment income (loss)		1,386,217
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	1,361,671
Foreign currency transactions	(9,567)
Total net realized gain (loss)		1,352,104
Change in net unrealized appreciation (depreciation) on investment securities		32,784,368
Net gain (loss)		34,136,472
Net increase (decrease) in net assets resulting from operations		$ 35,522,689
Other Information
Sales charges paid to FDC		$ 70,276
Deferred sales charges withheld by FDC		$ 4,875
Exchange fees withheld by FSC		$ 1,650

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Utilities Growth
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2003 (Unaudited)	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,386,217	$ 3,134,893
Net realized gain (loss)	1,352,104	(121,989,072)
Change in net unrealized appreciation (depreciation)	32,784,368	47,550,917
Net increase (decrease) in net assets resulting from operations	35,522,689	(71,303,262)
Distributions to shareholders from net investment income	(457,916)	(3,390,133)
Share transactions Net proceeds from sales of shares	40,850,124	36,907,796
Reinvestment of distributions	427,545	3,131,542
Cost of shares redeemed	(45,187,822)	(78,927,254)
Net increase (decrease) in net assets resulting from share transactions	(3,910,153)	(38,887,916)
Redemption fees	29,454	45,904
Total increase (decrease) in net assets	31,184,074	(113,535,407)

Net Assets
Beginning of period	161,358,552	274,893,959
End of period (including undistributed net investment income of $1,378,857 and undistributed net investment income of $450,556, respectively)	$ 192,542,626	$ 161,358,552
Other Information Shares
Sold	1,396,930	1,334,005
Issued in reinvestment of distributions	16,463	112,821
Redeemed	(1,529,824)	(2,855,573)
Net increase (decrease)	(116,431)	(1,408,747)

Financial Highlights

	Six months ended August 31, 2003	Years ended February 28,
	(Unaudited)	2003	2002	2001	2000H	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 24.44	$ 34.32	$ 50.37	$ 68.83	$ 61.58	$ 53.50
Income from Investment Operations
Net investment income (loss)E	.21	.44	.33	2.48F	.48	.44
Net realized and unrealized gain (loss)	5.11	(9.85)	(15.20)	(14.15)	16.46	15.77
Total from investment operations	5.32	(9.41)	(14.87)	(11.67)	16.94	16.21
Distributions from net investment income	(.07)	(.48)	(.26)	(1.97)	(.42)	(.25)
Distributions from net realized gain	-	-	(.93)	(4.85)	(9.30)	(7.93)
Total distributions	(.07)	(.48)	(1.19)	(6.82)	(9.72)	(8.18)
Redemption fees added to paid in capitalE	-I	.01	.01	.03	.03	.05
Net asset value, end of period	$ 29.69	$ 24.44	$ 34.32	$ 50.37	$ 68.83	$ 61.58
Total ReturnB,C,D	21.81%	(27.55)%	(29.94)%	(17.65)%	29.76%	32.17%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.29%A	1.30%	1.11%	1.01%	1.07%	1.18%
Expenses net of voluntary waivers, if any	1.29%A	1.30%	1.11%	1.01%	1.07%	1.18%
Expenses net of all reductions	1.26%A	1.17%	1.09%	.99%	1.04%	1.16%
Net investment income (loss)	1.44%A	1.56%	.77%	3.85%	.72%	.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 192,543	$ 161,359	$ 274,894	$ 532,367	$ 645,105	$ 507,841
Portfolio turnover rate	89%A	139%	54%	80%	93%	113%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $2.26 per share. G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. H For the year ended February 29. I Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Utilities Sector

Wireless Portfolio

Investment Summary

Top Ten Stocks as of August 31, 2003
% of fund's net assets
American Tower Corp. Class A	7.4
Telefonaktiebolaget LM Ericsson ADR	7.1
QUALCOMM, Inc.	6.5
Motorola, Inc.	5.0
Nextel Communications, Inc. Class A	4.7
Nokia Corp. sponsored ADR	4.5
Comverse Technology, Inc.	3.8
AT&T Wireless Services, Inc.	3.7
Crown Castle International Corp.	3.6
ALLTEL Corp.	3.6
49.9
Top Industries as of August 31, 2003
% of fund's net assets
Communications Equipment	41.3%
Wireless Telecommunication Services	34.5%
Diversified Telecommunication Services	8.1%
Semiconductors & Semiconductor Equipment	6.8%
Electronic Equipment & Instruments	3.2%
All Others*	6.1%

* Includes short-term investments and net other assets.

Semiannual Report

Wireless Portfolio

Investments August 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value (Note 1)
COMMUNICATIONS EQUIPMENT - 41.3%
Andrew Corp. (a)	171,900	$ 2,128,122
CIENA Corp. (a)	53,300	346,450
Cisco Systems, Inc. (a)	12,300	235,545
Comverse Technology, Inc. (a)	264,420	4,360,286
Harris Corp.	93,900	3,117,480
InterDigital Communication Corp. (a)	10,500	186,375
Juniper Networks, Inc. (a)	38,300	659,526
Marconi Corp. PLC (a)	219,100	310,791
Motorola, Inc.	528,880	5,674,882
Nokia Corp. sponsored ADR	314,730	5,126,952
Powerwave Technologies, Inc. (a)	247,800	2,093,910
QUALCOMM, Inc.	181,450	7,490,256
REMEC, Inc. (a)	42,000	380,520
Research in Motion Ltd. (a)	24,100	684,868
Scientific-Atlanta, Inc.	71,700	2,437,800
Tekelec (a)	87,600	1,531,248
Telefonaktiebolaget LM Ericsson ADR (a)	526,300	8,147,124
UTStarcom, Inc. (a)	54,400	2,337,024
TOTAL COMMUNICATIONS EQUIPMENT		47,249,159
COMPUTERS & PERIPHERALS - 0.8%
Palm, Inc. (a)	52,600	959,950
CONSTRUCTION & ENGINEERING - 0.6%
Dycom Industries, Inc. (a)	31,700	718,005
DIVERSIFIED TELECOMMUNICATION SERVICES - 8.1%
ALLTEL Corp.	89,990	4,121,542
BellSouth Corp.	36,100	909,720
SBC Communications, Inc.	87,200	1,961,128
Verizon Communications, Inc.	65,900	2,327,588
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		9,319,978
ELECTRONIC EQUIPMENT & INSTRUMENTS - 3.2%
Symbol Technologies, Inc.	197,300	2,671,442
Trimble Navigation Ltd. (a)	35,500	949,625
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		3,621,067
HOUSEHOLD DURABLES - 1.0%
Garmin Ltd.	15,799	631,486
LG Electronics, Inc.	9,090	495,326
TOTAL HOUSEHOLD DURABLES		1,126,812
INTERNET SOFTWARE & SERVICES - 1.2%
iPass, Inc.	100	2,100
Openwave Systems, Inc. (a)	276,300	1,356,633
TOTAL INTERNET SOFTWARE & SERVICES		1,358,733

	Shares	Value (Note 1)
MEDIA - 0.7%
EchoStar Communications Corp. Class A (a)	22,800	$ 841,320
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.8%
Atmel Corp. (a)	723,600	3,321,324
RF Micro Devices, Inc. (a)	145,900	1,286,838
Samsung Electronics Co. Ltd.	2,300	851,852
Skyworks Solutions, Inc. (a)	201,600	2,286,144
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		7,746,158
SOFTWARE - 0.2%
Amdocs Ltd. (a)	11,600	259,608
WIRELESS TELECOMMUNICATION SERVICES - 34.5%
America Movil SA de CV sponsored ADR	19,500	448,500
American Tower Corp. Class A (a)	744,050	8,467,288
AT&T Wireless Services, Inc. (a)	485,260	4,182,941
Crown Castle International Corp. (a)	385,400	4,143,050
KDDI Corp.	451	2,303,816
Nextel Communications, Inc. Class A (a)	281,650	5,430,212
Nextel Partners, Inc. Class A (a)	147,100	1,210,633
NII Holdings, Inc. Class B (a)	13,300	837,767
SBA Communications Corp. Class A (a)	611,700	2,049,195
SK Telecom Co. Ltd. sponsored ADR	9,800	186,788
SpectraSite, Inc. (a)	18,200	582,400
Sprint Corp. - PCS Group Series 1 (a)	311,350	1,615,907
Telephone & Data Systems, Inc.	20,702	1,188,709
Vodafone Group PLC sponsored ADR	199,090	3,643,347
Western Wireless Corp. Class A (a)	173,700	3,209,976
TOTAL WIRELESS TELECOMMUNICATION SERVICES		39,500,529
TOTAL COMMON STOCKS (Cost $95,426,984)		112,701,319
Money Market Funds - 8.1%

Fidelity Cash Central Fund, 1.11% (b)	5,384,164	5,384,164
Fidelity Securities Lending Cash Central Fund, 1.12% (b)	3,912,600	3,912,600
TOTAL MONEY MARKET FUNDS (Cost $9,296,764)		9,296,764
TOTAL INVESTMENT PORTFOLIO - 106.5% (Cost $104,723,748)		121,998,083
NET OTHER ASSETS - (6.5)%		(7,463,428)
NET ASSETS - 100%		$ 114,534,655
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $73,589,198 and $36,916,857, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $5,684 for the period.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	79.7%
Sweden	7.1%
Finland	4.5%
United Kingdom	3.7%
Japan	2.0%
Korea (South)	1.4%
Others (individually less than 1%)	1.6%
100.0%
Income Tax Information
At February 28, 2003, the fund had a capital loss carryforward of approximately $135,087,000 of which $66,186,000 and $68,901,000 will expire on February 28, 2010 and 2011, respectively.
The fund intends to elect to defer to its fiscal year ending February 29, 2004 approximately $11,514,000 of losses recognized during the period November 1, 2002 to February 28, 2003.

See accompanying notes which are an integral part of the financial statements.

Utilities Sector

Wireless Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,783,078) (cost $104,723,748) - See accompanying schedule		$ 121,998,083
Receivable for fund shares sold		808,208
Dividends receivable		11,962
Interest receivable		4,402
Redemption fees receivable		138
Other receivables		2,697
Total assets		122,825,490

Liabilities
Payable for investments purchased	$ 4,003,567
Payable for fund shares redeemed	249,281
Accrued management fee	50,281
Other payables and accrued expenses	75,106
Collateral on securities loaned, at value	3,912,600
Total liabilities		8,290,835

Net Assets		$ 114,534,655
Net Assets consist of:
Paid in capital		$ 244,966,859
Accumulated net investment loss		(439,097)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(147,267,540)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		17,274,433
Net Assets, for 32,108,843 shares outstanding		$ 114,534,655
Net Asset Value and redemption price per share ($114,534,655 ÷ 32,108,843 shares)		$ 3.57
Maximum offering price per share (100/97.00 of $3.57)		$ 3.68

Statement of Operations

	Six months ended August 31, 2003 (Unaudited)

Investment Income
Dividends		$ 216,303
Interest		27,993
Security lending		22,339
Total income		266,635

Expenses
Management fee	$ 220,441
Transfer agent fees	440,511
Accounting and security lending fees	32,194
Non-interested trustees' compensation	134
Custodian fees and expenses	5,776
Registration fees	10,372
Audit	20,207
Legal	100
Miscellaneous	228
Total expenses before reductions	729,963
Expense reductions	(24,231)	705,732
Net investment income (loss)		(439,097)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	743,474
Foreign currency transactions	(7,945)
Total net realized gain (loss)		735,529
Change in net unrealized appreciation (depreciation) on: Investment securities	28,606,750
Assets and liabilities in foreign currencies	98
Total change in net unrealized appreciation (depreciation)		28,606,848
Net gain (loss)		29,342,377
Net increase (decrease) in net assets resulting from operations		$ 28,903,280
Other Information
Sales charges paid to FDC		$ 170,439
Deferred sales charges withheld by FDC		$ 19
Exchange fees withheld by FSC		$ 900

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Wireless Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2003 (Unaudited)	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (439,097)	$ (763,087)
Net realized gain (loss)	735,529	(62,446,953)
Change in net unrealized appreciation (depreciation)	28,606,848	33,389,361
Net increase (decrease) in net assets resulting from operations	28,903,280	(29,820,679)
Share transactions Net proceeds from sales of shares	52,461,093	48,893,521
Cost of shares redeemed	(18,586,135)	(44,706,915)
Net increase (decrease) in net assets resulting from share transactions	33,874,958	4,186,606
Redemption fees	36,895	88,092
Total increase (decrease) in net assets	62,815,133	(25,545,981)

Net Assets
Beginning of period	51,719,522	77,265,503
End of period (including accumulated net investment loss of $439,097 and $0, respectively)	$ 114,534,655	$ 51,719,522
Other Information Shares
Sold	16,822,762	15,775,129
Redeemed	(6,059,943)	(15,442,073)
Net increase (decrease)	10,762,819	333,056

Financial Highlights

	Six months ended August 31, 2003	Years ended February 28,
	(Unaudited)	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 2.42	$ 3.68	$ 7.22	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	(.03)	(.04)	(.02)
Net realized and unrealized gain (loss)	1.17	(1.23)	(3.50)	(2.76)
Total from investment operations	1.15	(1.26)	(3.54)	(2.78)
Distribution in excess of net realized gain	-	-	-	(.01)
Redemption fees added to paid in capital E	- H	- H	- H	.01
Net asset value, end of period	$ 3.57	$ 2.42	$ 3.68	$ 7.22
Total Return B, C, D	47.52%	(34.24)%	(49.03)%	(27.71)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.92% A	2.17%	1.59%	1.51% A
Expenses net of voluntary waivers, if any	1.92% A	2.17%	1.59%	1.51% A
Expenses net of all reductions	1.86% A	2.01%	1.54%	1.48% A
Net investment income (loss)	(1.16)% A	(1.16)%	(.72)%	(.43)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 114,535	$ 51,720	$ 77,266	$ 157,516
Portfolio turnover rate	100% A	110%	148%	155% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F For the period September 21, 2000 (commencement of operations) to February 28, 2001. G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. H Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Utilities Sector

Money Market Portfolio

Investments August 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 25.7%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Domestic Certificates Of Deposit - 4.1%
Bank of America NA
9/29/03	1.24%	$ 15,000,000	$ 15,000,000
Wells Fargo Bank NA, San Francisco
9/2/03	1.06	5,000,000	5,000,000
9/22/03	1.06	15,000,000	15,000,000
			35,000,000
London Branch, Eurodollar, Foreign Banks - 12.8%
Barclays Bank PLC
9/4/03	1.06	15,000,000	15,000,000
9/17/03	1.05	15,000,000	15,000,000
9/22/03	1.07	5,000,000	5,000,000
10/7/03	1.06	5,000,000	5,000,000
Credit Agricole Indosuez
11/13/03	1.21	5,000,000	5,000,000
8/5/04	1.39	5,000,000	5,000,000
8/5/04	1.40	5,000,000	5,000,000
Credit Lyonnais SA
2/26/04	1.16	5,000,000	4,999,507
Deutsche Bank AG
9/12/03	1.21	5,000,000	5,000,000
Dresdner Bank AG
10/15/03	1.05	5,000,000	5,000,000
HBOS Treasury Services PLC
10/14/03	1.20	5,000,000	5,000,000
11/26/03	1.09	5,000,000	5,000,000
11/28/03	1.10	5,000,000	5,000,000
ING Bank NV
10/1/03	1.05	5,000,000	5,000,000
11/7/03	1.05	5,000,000	5,000,000
12/23/03	1.05	5,000,000	5,000,000
Nordea Bank Finland PLC
2/27/04	1.15	5,000,000	5,000,000
Societe Generale
11/12/03	1.19	5,000,000	5,000,000
			109,999,507
New York Branch, Yankee Dollar, Foreign Banks - 8.8%
BNP Paribas SA
9/2/03	1.04 (d)	15,000,000	14,997,457
9/19/03	1.43	5,000,000	5,000,000
8/5/04	1.41	5,000,000	5,000,000
Canadian Imperial Bank of Commerce
9/15/03	1.13 (d)	10,000,000	10,000,000
Credit Agricole Indosuez
9/2/03	1.04 (d)	5,000,000	4,999,122
9/2/03	1.07 (d)	5,000,000	4,999,701
Deutsche Bank AG
7/26/04	1.26	5,000,000	5,000,000
Dexia Bank SA
10/1/03	1.06	5,000,000	5,000,000

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Royal Bank of Scotland PLC
9/8/03	1.06%	$ 10,000,000	$ 10,000,000
Societe Generale
9/2/03	1.04 (d)	5,000,000	4,999,475
9/2/03	1.05 (d)	5,000,000	4,999,735
			74,995,490
TOTAL CERTIFICATES OF DEPOSIT			219,994,997
Commercial Paper - 19.9%

Charta LLC
10/17/03	1.07	15,000,000	14,979,492
Citibank Credit Card Master Trust I (Dakota Certificate Program)
11/20/03	1.09	10,000,000	9,975,778
DaimlerChrysler NA Holding Corp.
9/22/03	1.23	3,000,000	2,997,848
11/17/03	1.30	5,000,000	4,986,097
Eagle Funding Capital Corp.
9/8/03	1.06	40,041,000	40,032,744
Emerald (MBNA Credit Card Master Note Trust)
10/23/03	1.10	5,000,000	4,992,056
Falcon Asset Securitization Corp.
9/23/03	1.06	25,000,000	24,983,806
Ford Motor Credit Co.
9/4/03	1.51	4,000,000	3,999,500
9/29/03	1.28	4,000,000	3,996,018
General Electric Capital Corp.
9/3/03	1.26	10,000,000	9,999,306
General Electric Co.
10/23/03	1.20	5,000,000	4,991,406
General Mills, Inc.
9/10/03	1.12	5,000,000	4,998,600
Lloyds TSB Bank PLC
9/5/03	1.15	5,000,000	4,999,361
Motown Notes Program
11/10/03	1.09	5,000,000	4,989,403
Paradigm Funding LLC
10/9/03	1.08	5,000,000	4,994,300
Park Granada LLC
10/31/03	1.08	10,000,000	9,982,000
11/13/03	1.10	5,000,000	4,988,847
11/20/03	1.10	5,000,000	4,987,778
Societe Generale NA
9/8/03	1.17	5,000,000	4,998,867
TOTAL COMMERCIAL PAPER			170,873,207
Federal Agencies - 21.8%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Fannie Mae - 12.7%
Agency Coupons - 4.8%
5/7/04	1.38%	$ 5,000,000	$ 5,000,000
7/20/04	1.06	10,000,000	10,000,000
7/23/04	1.08	6,000,000	6,000,000
8/30/04	1.25	10,000,000	10,000,000
9/14/04	1.45	5,000,000	5,000,000
9/24/04	1.50 (b)	5,000,000	5,000,000
			41,000,000
Discount Notes - 7.9%
10/17/03	1.30	10,000,000	9,983,517
11/12/03	1.16	5,000,000	4,988,500
11/14/03	1.45	25,446,000	25,371,203
12/12/03	1.34	13,000,000	12,951,380
2/17/04	1.15	10,000,000	9,946,483
2/18/04	1.15	5,118,000	5,090,448
			68,331,531
			109,331,531
Federal Home Loan Bank - 5.0%
Agency Coupons - 5.0%
9/4/03	1.27	12,000,000	12,000,000
4/13/04	1.33	6,000,000	6,000,000
7/6/04	1.23	15,000,000	15,000,000
8/4/04	1.25	5,000,000	5,000,000
9/3/04	1.49	5,000,000	5,000,000
			43,000,000
Freddie Mac - 4.1%
Agency Coupons - 1.2%
7/27/04	1.20	10,000,000	10,000,000
Discount Notes - 2.9%
11/19/03	1.16	5,000,000	4,987,382
11/21/03	1.05	5,000,000	4,988,188
12/4/03	1.15	5,000,000	4,985,117
2/23/04	1.15	10,000,000	9,944,583
			24,905,270
			34,905,270
TOTAL FEDERAL AGENCIES			187,236,801
Bank Notes - 1.8%

Wells Fargo Bank NA, San Francisco
9/2/03	1.04 (d)	15,000,000	14,998,500
Master Notes - 4.1%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
General Motors Acceptance Corp. Mortgage Credit
9/2/03	1.60% (c)(e)	$ 5,000,000	$ 4,999,778
Goldman Sachs Group, Inc.
9/2/03	1.27 (d)(e)	20,000,000	20,000,000
10/27/03	1.13 (e)	5,000,000	5,000,000
12/5/03	1.13 (e)	5,000,000	5,000,000
TOTAL MASTER NOTES			34,999,778
Medium-Term Notes - 14.6%

Bank of New York Co., Inc.
9/29/03	1.10 (a)(d)	5,000,000	5,000,000
Bank of Scotland Treasury Services PLC
10/22/03	1.11 (d)	10,000,000	10,001,548
Bank One NA, Chicago
9/2/03	1.04 (d)	10,000,000	9,999,495
Chase Manhattan Auto Owner Trust
8/16/04	1.04	5,000,000	5,000,000
Citigroup, Inc.
9/9/03	1.34 (d)	5,000,000	5,007,230
GE Life & Annuity Assurance Co.
9/1/03	1.21 (d)(e)	15,000,000	15,000,000
General Electric Capital Corp.
9/8/03	1.19 (d)	5,000,000	5,000,000
9/17/03	1.14 (d)	5,000,000	5,000,000
9/25/03	1.09 (a)(d)	20,000,000	20,010,102
Harwood Street Funding I LLC
9/22/03	1.23 (a)(d)	5,000,000	5,000,000
HBOS Treasury Services PLC
9/24/03	1.27 (d)	10,000,000	10,000,000
U.S. Bank NA, Minnesota
10/14/03	1.26 (d)	10,000,000	10,011,217
Verizon Global Funding Corp.
9/15/03	1.57 (d)	10,000,000	10,000,000
9/17/03	1.21 (d)	5,000,000	5,000,192
Wells Fargo & Co.
9/2/03	1.09 (d)	5,000,000	5,000,000
TOTAL MEDIUM-TERM NOTES			125,029,784
Short-Term Notes - 1.2%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Metropolitan Life Insurance Co.
10/1/03	1.30% (d)(e)	$ 5,000,000	$ 5,000,000
New York Life Insurance Co.
10/1/03	1.24 (d)(e)	5,000,000	5,000,000
TOTAL SHORT-TERM NOTES			10,000,000
Repurchase Agreements - 12.9%
	Maturity Amount
In a joint trading account (Collateralized by U.S. Government Obligations dated 8/29/03 due 9/2/03 At 1.08%)	$ 907,109	907,000
With:
Banc of America Securities LLC At 1.26%, dated 8/29/03 due 9/2/03 (Collateralized by Mortgage Loan Obligations with principal amounts of $29,187,477, 4.5%, 7/25/33)	27,003,780	27,000,000
Goldman Sachs & Co. At 1.12%, dated 8/5/03 due 9/10/03 (Collateralized by Corporate Obligations with principal amounts of $1,891,303, 8.7%, 10/1/05)	2,002,240	2,000,000
J.P. Morgan Securities, Inc. At 1.13%, dated 8/22/03 due 10/20/03 (Collateralized by Corporate Obligations with principal amounts of $5,895,000, 5.25% - 7.5%, 2/15/04 - 10/15/27)	5,009,260	5,000,000
Merrill Lynch, Pierce, Fenner & Smith At 1.21%, dated 8/29/03 due 9/2/03 (Collateralized by Corporate Obligations with principal amounts of $35,084,000, 4.4% - 7.88%, 12/15/06 - 3/15/18)	36,004,820	36,000,000
Morgan Stanley & Co. At:
1.11%, dated 7/31/03 due 9/29/03 (Collateralized by Corporate Obligations with principal amounts of $338,242,905, 0% - 8.07%, 9/1/04 - 3/1/28)	20,037,000	20,000,000
1.21%, dated 8/29/03 due 9/2/03 (Collateralized by Mortgage Loan Obligations with principal amounts of $19,539,612, 1.1% - 9.01%, 2/11/11 - 6/20/31)	20,002,689	20,000,000
TOTAL REPURCHASE AGREEMENTS		110,907,000
TOTAL INVESTMENT PORTFOLIO - 102.0%	874,040,067
NET OTHER ASSETS - (2.0)%	(17,059,113)
NET ASSETS - 100%	$ 856,980,954
Total Cost for Income Tax Purposes $ 874,040,067
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $30,010,102 or 3.5% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
GE Life & Annuity Assurance Co. 1.21%, 9/1/03	3/31/03	$ 15,000,000
General Motors Acceptance Corp. Mortgage Credit 1.6%, 9/2/03	8/1/03	$ 5,000,000
Goldman Sachs Group, Inc.: 1.13%, 10/27/03	6/26/03	$ 5,000,000
1.13%, 12/5/03	7/7/03	$ 5,000,000
1.27%, 9/2/03	3/19/03	$ 20,000,000
Metropolitan Life Insurance Co. 1.3%, 10/1/03	3/26/02	$ 5,000,000
New York Life Insurance Co. 1.24%, 10/1/03	2/28/02	$ 5,000,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $59,999,778 or 7.0% of net assets.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $110,907,000) - See accompanying schedule		$ 874,040,067
Cash		578
Receivable for fund shares sold		7,803,105
Interest receivable		962,698
Total assets		882,806,448

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 5,000,000
Payable for fund shares redeemed	20,501,645
Distributions payable	22,836
Accrued management fee	146,642
Other payables and accrued expenses	154,371
Total liabilities		25,825,494

Net Assets		$ 856,980,954
Net Assets consist of:
Paid in capital		$ 857,000,397
Accumulated net realized gain (loss) on investments		(19,443)
Net Assets, for 856,883,492 shares outstanding		$ 856,980,954
Net Asset Value and redemption price per share ($856,980,954 ÷ 856,883,492 shares)		$ 1.00
Maximum offering price per share (100/97 of $1.00)		$ 1.03

Statement of Operations

	Six months ended August 31, 2003 (Unaudited)

Investment Income
Interest		6,114,092

Expenses
Management fee	$ 929,008
Transfer agent fees	721,704
Accounting fees and expenses	56,520
Non-interested trustees' compensation	2,032
Custodian fees and expenses	14,630
Registration fees	66,837
Audit	21,831
Legal	1,459
Miscellaneous	2,646
Total expenses before reductions	1,816,667
Expense reductions	(445)	1,816,222
Net investment income		4,297,870
Net realized gain (loss) on investment securities		(19,443)
Net increase in net assets resulting from operations		$ 4,278,427
Other Information
Sales charges paid to FDC		$ 207,931
Deferred sales charges withheld by FDC		$ 18,115

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Money Market Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2003 (Unaudited)	Year ended February 28, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 4,297,870	$ 14,738,757
Net realized gain (loss)	(19,443)	68,356
Net increase (decrease) in net assets resulting from operations	4,278,427	14,807,113
Distributions to shareholders from net investment income	(4,297,870)	(14,738,757)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	639,585,703	1,928,640,505
Reinvestment of distributions	4,190,724	14,606,333
Cost of shares redeemed	(866,353,541)	(1,901,606,880)
Net increase (decrease) in net assets and shares resulting from share transactions	(222,577,114)	41,639,958
Total increase (decrease) in net assets	(222,596,557)	41,708,314

Net Assets
Beginning of period	1,079,577,511	1,037,869,197
End of period	$ 856,980,954	$ 1,079,577,511

Financial Highlights

	Six months ended August 31, 2003	Years ended February 28,
	(Unaudited)	2003	2002	2001	2000 F	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.005	.015	.033	.060	.050	.050
Distributions from net investment income	(.005)	(.015)	(.033)	(.060)	(.050)	(.050)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	.47%	1.50%	3.30%	6.19%	5.08%	5.08%
Ratios to Average Net Assets E
Expenses before expense reductions	.39% A	.38%	.37%	.50%	.48%	.50%
Expenses net of voluntary waivers, if any	.39% A	.38%	.37%	.50%	.48%	.50%
Expenses net of all reductions	.39% A	.38%	.37%	.50%	.48%	.49%
Net investment income	.92% A	1.45%	3.38%	6.02%	4.95%	5.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 856,981	$ 1,079,578	$ 1,037,869	$ 1,173,360	$ 888,869	$ 1,126,174

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. F For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Money Market

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money Management, Inc.,
Money Market Fund

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K. Limited)

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.
Boston, MA

Custodians

Brown Brothers Harriman & Co.
Boston, MA
and
The Bank of New York
New York, NY

Corporate Headquarters

82 Devonshire Street
Boston, MA 02109
1-800-544-8888

Fidelity Select Portfolios

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Financial Services

Home Finance

Insurance

Health Care Sector

Biotechnology

Health Care

Medical Delivery

Medical Equipment and Systems

Pharmaceuticals

Natural Resources Sector

Energy

Energy Service

Gold

Natural Gas

Natural Resources

Paper and Forest Products

Technology Sector

Business Services and Outsourcing

Computers

Developing Communications

Electronics

Networking and Infrastructure

Software and Computer Services

Technology

Utilities Sector

Telecommunications

Utilities Growth

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The Fidelity Telephone Connection

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and Account Assistance 1-800-544-6666

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Notes to Financial Statements

For the period ended August 31, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity Select Portfolios (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The trust is comprised of equity funds (the fund or the funds), which invest primarily in securities of companies whose principal business activities fall within specific industries, and a money market fund, which invests in high quality money market instruments. Each fund is authorized to issue an unlimited number of shares. The Gold Portfolio and Natural Resources Portfolio may also invest in certain precious metals. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities owned by the money market fund are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Foreign Currency. Certain funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Financial Services Portfolio and Paper and Forest Products Portfolio estimate the components of distributions received from Real Estate Investment Trusts (REITs). Distributions received in excess of income are recorded as a reduction of cost of investments and/or realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of each applicable fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year the funds intend to qualify as regulated investment companies by distributing all of their taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. For the Money Market Portfolio, dividends are declared daily and paid monthly from net investment income and distributions from realized gains, if any, are recorded on the ex-dividend date. Distributions from net investment income and realized gains are recorded on the ex-dividend date for all other funds.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Semiannual Report

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period for the money market fund. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, non-taxable dividends, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows for each fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Air Transportation Portfolio	$ 44,380,229	$ 5,527,378	$ (2,378,610)	$ 3,148,768
Automotive Portfolio	38,298,402	5,761,250	(177,246)	5,584,004
Banking Portfolio	280,764,374	119,971,059	(1,672,263)	118,298,796
Biotechnology Portfolio	1,701,803,068	522,719,647	(95,142,824)	427,576,823
Brokerage and Investment Management Portfolio	318,646,939	96,417,756	(17,964,746)	78,453,010
Business Services and Outsourcing Portfolio	32,721,234	6,093,679	(1,705,754)	4,387,925
Chemicals Portfolio	35,496,490	4,844,155	(1,264,249)	3,579,906
Computers Portfolio	754,212,236	197,200,206	(55,962,134)	141,238,072
Construction and Housing Portfolio	51,755,927	12,294,584	(648,286)	11,646,298
Consumer Industries Portfolio	29,068,515	3,624,665	(730,312)	2,894,353
Cyclical Industries Portfolio	25,233,375	3,041,904	(1,259,637)	1,782,267
Defense and Aerospace Portfolio	277,955,979	35,570,937	(22,948,040)	12,622,897
Developing Communications Portfolio	514,577,489	92,628,715	(18,182,159)	74,446,556
Electronics Portfolio	3,346,860,646	622,132,404	(478,809,644)	143,322,760
Energy Portfolio	184,289,226	19,954,952	(8,030,518)	11,924,434
Energy Service Portfolio	390,839,373	87,401,885	(39,864,520)	47,537,365
Environmental Portfolio	13,110,226	1,813,208	(1,718,193)	95,015
Financial Services Portfolio	362,482,754	114,816,589	(5,082,313)	109,734,276
Food and Agriculture Portfolio	81,653,037	10,020,607	(2,220,719)	7,799,888
Gold Portfolio	512,844,017	217,051,121	(10,348,443)	206,702,678
Health Care Portfolio	1,512,911,042	409,170,365	(42,278,917)	366,891,448
Home Finance Portfolio	252,486,664	108,813,863	(1,716,679)	107,097,184
Industrial Equipment Portfolio	36,393,497	5,951,597	(982,487)	4,969,110
Industrial Materials Portfolio	45,857,031	4,090,463	(492,132)	3,598,331
Insurance Portfolio	85,645,908	18,217,289	(992,473)	17,224,816
Leisure Portfolio	155,478,296	29,793,958	(3,519,240)	26,274,718
Medical Delivery Portfolio	97,930,656	11,479,495	(3,587,636)	7,891,859
Medical Equipment and Systems Portfolio	274,943,265	45,466,643	(10,929,650)	34,536,993
Multimedia Portfolio	162,356,680	21,939,941	(1,549,618)	20,390,323
Natural Gas Portfolio	182,467,740	19,155,004	(4,373,076)	14,781,928
Natural Resources Portfolio	30,208,701	3,216,048	(1,241,851)	1,974,197
Networking and Infrastructure Portfolio	133,188,273	27,729,492	(13,535,380)	14,194,112
Paper and Forest Products Portfolio	16,610,934	1,534,873	(381,170)	1,153,703
Pharmaceuticals Portfolio	61,120,493	3,678,857	(7,209,636)	(3,530,779)
Retailing Portfolio	91,250,514	12,999,684	(1,758,091)	11,241,593
Software and Computer Services Portfolio	694,517,100	137,178,191	(32,574,964)	104,603,227
Technology Portfolio	1,969,458,716	405,343,151	(122,554,089)	282,789,062
Telecommunications Portfolio	343,205,711	51,871,128	(33,022,977)	18,848,151
Transportation Portfolio	27,674,872	6,598,118	(1,139,209)	5,458,909
Utilities Growth Portfolio	199,633,139	25,843,385	(23,428,544)	2,414,841
Wireless Portfolio	106,234,324	23,818,601	(8,054,842)	15,763,759

Trading (Redemption) Fees. Shares redeemed (including exchanges) from an equity fund are subject to trading fees. Shares held less than 30 days are subject to a trading fee equal to .75% of the net asset value of shares redeemed. The fees, which are retained by the fund, are accounted for as an addition to paid in capital. Shareholders are also subject to an additional $7.50 fee for shares exchanged into another Fidelity fund (see Note 4).

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. Certain funds may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of each applicable fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments. Financial Services Portfolio realized a gain on the sale of an investment not meeting the investment restrictions of the fund.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the funds with investment management related services for which the funds pay a monthly management fee.

For the equity funds the management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of each fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rates differ for equity and fixed-income funds and are based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period the equity funds' total annualized management fee rates were .58% of the funds' average net assets.

For the money market fund the management fee is calculated on the basis of a group fee rate plus a total income-based component. The group fee rate averaged .13% during the period. The total income-based component is calculated according to a graduated schedule providing for different rates based on the fund's gross annualized yield. The rate increases as the fund's gross yield increases.

During the period the income-based portion of the management fee was $324,073 or an annualized rate of .07% of the fund's average net assets. For the period the money market fund's total annualized management fee rate was .20% of average net assets.

Sales Load. Fidelity Distributors Corporation (FDC), an affiliate of FMR, is the general distributor of the funds. FDC receives a sales charge of up to 3% for selling shares of each equity fund. Prior to October 12, 1990, FDC received a sales charge of up to 2% and a 1% deferred sales charge. Shares purchased prior to October 12, 1990, are subject to a 1% deferred sales charge upon redemption or exchange to any other Fidelity Fund (other than Select funds). The amounts received and retained by FDC are shown under the caption "Other Information" on each fund's Statement of Operations. Effective September 23, 2003, all of the Fidelity Select Portfolios eliminated their 3% sales charge.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements.

Semiannual Report

Accounting and Security Lending Fees. FSC maintains each fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Air Transportation Portfolio	$ 19,863
Automotive Portfolio	11,426
Banking Portfolio	56,817
Biotechnology Portfolio	1,656,941
Brokerage and Investment Management Portfolio	45,472
Business Services and Outsourcing Portfolio	6,004
Chemicals Portfolio	6,464
Computers Portfolio	274,922
Construction and Housing Portfolio	32,365
Consumer Industries Portfolio	9,197
Cyclical Industries Portfolio	5,477
Defense and Aerospace Portfolio	19,642
Developing Communications Portfolio	152,792
Electronics Portfolio	1,182,444
Energy Portfolio	25,567
Energy Service Portfolio	24,247
Environmental Portfolio	2,239
Financial Services Portfolio	14,903
Food and Agriculture Portfolio	9,301
Gold Portfolio	181,775
Health Care Portfolio	238,755
Home Finance Portfolio	23,571
Industrial Equipment Portfolio	5,438
Industrial Materials Portfolio	9,272
Insurance Portfolio	31,479
Leisure Portfolio	36,295
Medical Delivery Portfolio	46,163
Medical Equipment and Systems Portfolio	53,343
Multimedia Portfolio	47,818
Natural Gas Portfolio	29,891
Natural Resources Portfolio	4,714
Networking and Infrastructure Portfolio	71,802
Paper and Forest Products Portfolio	3,139
Pharmaceuticals Portfolio	6,436
Retailing Portfolio	46,158
Software and Computer Services Portfolio	549,739
Technology Portfolio	801,922
Telecommunications Portfolio	46,839
Transportation Portfolio	8,813
Utilities Growth Portfolio	35,329
Wireless Portfolio	27,947

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Exchange Fees. FSC receives the proceeds of $7.50 to cover administrative costs associated with exchanges out of an equity fund to any other Fidelity Select fund or to any other Fidelity fund. The exchange fees retained by FSC are shown under the caption "Other Information" on each fund's Statement of Operations.

Brokerage Commissions. Certain funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding each applicable fund's participation in the program is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

5. Committed Line of Credit.

Certain funds participate with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

Certain funds lend portfolio securities from time to time in order to earn additional income. Each applicable fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on each applicable fund's Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions.

FMR agreed to reimburse certain funds to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Environmental Portfolio	2.50%	$ 19,880

Many of the brokers with whom FMR places trades on behalf of certain funds provided services to these funds in addition to trade execution. These services included payments of expenses on behalf of each applicable fund. In addition, through arrangements with each applicable fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable fund's expenses. All of the applicable expense reductions are noted in the table below.

	Directed Brokerage	Custody expense reduction	Transfer Agent expense reduction

Air Transportation Portfolio	$ 21,355	$ 36	$ -
Automotive Portfolio	34	-	-
Banking Portfolio	28,054	-	-
Biotechnology Portfolio	123,742	228	-
Brokerage and Investment Management Portfolio	30,633	-	-
Business Services and Outsourcing Portfolio	2,822	-	-
Chemicals Portfolio	6,391	-	-
Computers Portfolio	220,576	1,132	-
Construction and Housing Portfolio	5,080	-	-
Consumer Industries Portfolio	7,029	-	56
Cyclical Industries Portfolio	3,838	-	-
Defense and Aerospace Portfolio	32,592	-	-
Developing Communications Portfolio	285,291	-	-
Electronics Portfolio	250,711	73	-
Energy Portfolio	18,267	-	-
Energy Service Portfolio	25,018	-	-
Environmental Portfolio	-	-	-
Financial Services Portfolio	29,309	-	38
Food and Agriculture Portfolio	17,249	-	-
Gold Portfolio	131,292	2,369	-
Health Care Portfolio	382,663	-	-
Home Finance Portfolio	25,846	-	-
Industrial Equipment Portfolio	4,029	-	-
Industrial Materials Portfolio	21,916	-	-
Insurance Portfolio	8,893	-	-
Leisure Portfolio	53,684	-	-
Medical Delivery Portfolio	29,985	-	-
Medical Equipment and Systems Portfolio	36,721	645	-
Money Market Portfolio	-	69	376
Multimedia Portfolio	57,414	-	-
Natural Gas Portfolio	56,759	-	-
Natural Resources Portfolio	176	-	-
Networking and Infrastructure Portfolio	2,414	-	-
Paper and Forest Products Portfolio	8,010	-	-
Pharmaceuticals Portfolio	3,474	-	-
Retailing Portfolio	14,793	-	-
Software and Computer Services Portfolio	105,070	746	-
Technology Portfolio	243,417	681	-
Telecommunications Portfolio	55,807	104	-
Transportation Portfolio	12,891	-	-
Utilities Growth Portfolio	20,870	-	-
Wireless Portfolio	24,193	38	-

Semiannual Report

8. Other Information.

At the end of the period, FMR or its affiliates and certain unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares of the following funds:

	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
Consumer Industries Portfolio	14	1	37
Cyclical Industries Portfolio	17	1	42
Financial Services Portfolio	11	-	-
Industrial Equipment Portfolio	-	1	30
Multimedia Portfolio	-	1	17
Natural Resources Portfolio	18	-	-

9. Transactions with Affiliated Companies.

An affiliated company is a company which the fund has ownership of at least 5% of the voting securities. Information regarding transactions with affiliated companies is included in "Other Information" at the end of each applicable fund's Schedule of Investments.

10. Litigation.

In October 2002, a lawsuit was commenced against Construction and Housing Portfolio and numerous other defendants as a defendants' class action suit by the Chapter 11 estate of Owens Corning. The Owens Corning estate alleges that 16 dividend payments made by Owens Corning between 1996 and the filing of Owens Corning's petition for Chapter 11 relief in October 2000 were fraudulent conveyances and, thus, the Owens Corning estate seeks to recover those dividends. During this period Construction and Housing Portfolio received dividends in the amount of $42,780. The lawsuit has been stayed by order of the Bankruptcy Court for the District of Delaware until February 2, 2004. The fund intends to defend the proceedings vigorously.

Semiannual Report

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

SEL-USAN-1003
1.790949.100

Printed on Recycled Paper

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Reserved

Item 9. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Select Portfolios' (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 10. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Select Portfolios

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	October 27, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	October 27, 2003
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	October 27, 2003